UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1.	Reports to Shareholders.

[Please insert Semi-Annual Report here]

APRIL 30

SEMI-ANNUAL

R E P O R T

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Focused Equities Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2018. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2018, the TCW Funds held total net assets of approximately $16 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2018 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

US stocks rose 3.8% (S&P 500 Index-Total Return) during the period under review, as the equity market proved quite buoyant given generally improving macroeconomic data, including the unemployment rate dropping to its lowest level (3.9%) in over 17 years and 1Q GDP coming in at a stronger than expected 2.3% annual rate (QoQ). The prospects for US corporate earnings results in 2018, which had already been solid, received a sharp boost from congressional passage of the Tax Cuts and Jobs Act, which represented the largest tax cut since the 1981 Reagan tax reduction. As the outlook for the economy and company fundamentals continued to brighten, US stocks posted a series of record high closes, including an all-time high on January 26, 2018. However, by early February the yield on the 10-year US Treasury Note had spiked to 2.84% from a recent low of 2.04% just five months earlier, as investors worried that the fiscal stimulus provided by tax reform might prompt higher interest rates in an economy that had grown accustomed to the easy liquidity witnessed over the past nine years. Over a nine trading day period, US stocks sold off just over 10 percent, marking their first “correction” in two years. Market sentiment was also hurt by President Trump’s decision to impose tariffs on steel and aluminum imports as well as on selected Chinese imports, which unleashed fears of a trade war that could potentially damage the U.S. economy and hurt corporate earnings.

Perhaps the most consequential development for the equity market — and the financial markets more broadly — has been the unequivocal upward drift in interest rates, with the yield on the 10-year US Treasury note climbing from 2.41% at the beginning of this calendar year to a recent peak of 3.03% in late April. While interest rates remain at low levels in absolute terms, there is beginning to be a competition for capital among stock price/earnings ratios, real estate cap rates, bond yields, emerging markets currencies and so forth, with the Fed steadily pursuing its agenda of removing the easy liquidity that characterized monetary policy for nearly a decade. All the while, there has been an intense debate about the significance of the yield curve being the flattest since 2007, with some investors fearful of an imminent inversion signaling heightened recession risk, while others point to technical factors including artificially low yields across the rest of the globe, as well as repatriation-induced demand factors. The current macro data are largely inconsistent with typical recession signals, but whether one considers CPI, PCE, or ECI inflation measures, the Fed is close to achieving its 2% inflation objective, which likely means that at least several further interest rate hikes are in store for a still fragile economy.

Looking Ahead

More certainty with respect to tax policy, coupled with full capex expensing, repatriated overseas profits, and an increase in the average consumer’s discretionary spending power, are likely to provide support to the present economic expansion and, by extension, to the outlook for corporate earnings.

In considering the equity market outlook, it is difficult to miss the sharp contrast between the first quarter’s stellar corporate earnings results and the flat stock market thus far in 2018. With 97% of S&P 500 companies having reported calendar year 1Q earnings, revenue and earnings growth are up 8% and 24% YoY, respectively (Fundstrat Global Advisors, 5/24/18). Looking forward, Bloomberg

1

Letter to Shareholders (Continued)

pegs forward EPS growth at an impressive 27% over the next twelve months, with stocks trading on a forward P/E ratio of 16 times earnings, which is only slightly higher than the long-term average over the past three decades. While it is a fair point that perhaps 6-9% of the earnings boost relates to a one-time boost from corporate tax reform, the larger concern revolves around whether corporate America has achieved “peak earnings,” such that at the margin the equity market faces a near-certain slowdown in earnings momentum. To be sure, asset prices can no longer rely upon Fed-induced liquidity to propel valuation levels higher, and with interest rates on the rise, stock multiples are likely to face persistent downward pressure. Our view, then, is for choppiness in the equity market to persist and for there to be ever broader dispersion between winners and losers, largely dictated by a companies’ ability to achieve recurring cash earnings growth. As such, we believe that bottom-up stock picking is likely to reassert itself in this new era, as the equity market becomes more of a “show-me” story in terms of earnings.

Fund Performance

All of our U.S. Equity Funds as well as the Conservative Allocation Fund posted positive returns and outperformed their respective benchmarks during the period under review with the exception of the TCW Global Real Estate Fund (TGREX/TGRYX) and the TCW Relative Value Large Cap Fund (TGDIX/TGDVX). The TCW Global Real Estate Fund’s negative absolute return was due to the real estate sector’s interest rate sensitivity, while its relative underperformance was attributable to stock selection. The TCW Relative Value Large Cap Fund produced a positive absolute return but modestly trailed its benchmark as positive sector attribution was more than offset by stock selection. In general, those Funds exhibiting more growth-oriented attributes fared best during the period, while those possessing more defensive, income-oriented exposure lagged the broader market. We continue to believe that our emphasis on rigorous bottom-up stock research will serve our Fund participants well over the longer term, particularly if interest rates continue to rise and stock selection moves again to the fore with greater dispersion among stock returns characterizing the equity market.

An Update on the TCW Funds Equity Funds

We note that the TCW High Dividend Equities Fund (TGHDX/TGDEX) was liquidated effective January 25, 2018.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2018	Total Return
			Annualized as of April 30, 2018 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Artificial Intelligence Equity Fund
I Class	$11.37	6.88%	N/A	N/A	N/A	13.72%		08/31/17
N Class	$11.37	6.88%	N/A	N/A	N/A	13.72%		08/31/17
TCW Conservative Allocation Fund
I Class	$11.80	1.07%	4.95%	4.50%	5.49%	5.10%		11/16/06
N Class	$11.81	0.84%	4.54%	3.97%	5.19%	4.83%		11/16/06
TCW Focused Equities Fund
I Class	$22.26	4.64%	9.45%	10.02%	4.62%	5.96%		10/29/04
N Class	$22.02	4.64%	9.51%	10.02%	4.44%	5.75	% (2)	07/20/98	(3)
TCW Global Real Estate Fund
I Class	$9.61	(3.99)%	0.85%	N/A	N/A	1.59%		11/28/14
N Class	$9.61	(3.99)%	0.85%	N/A	N/A	1.59%		11/28/14
TCW New America Premier Equities Fund
I Class	$15.72	6.86%	26.35%	N/A	N/A	25.38%		01/29/16
N Class	$15.72	6.86%	26.35%	N/A	N/A	25.38%		01/29/16
TCW Relative Value Dividend Appreciation Fund
I Class	$18.87	3.41%	8.14%	9.51%	7.26%	7.43%		10/29/04
N Class	$19.20	3.31%	7.97%	9.24%	6.97%	9.21	% (4)	09/19/86	(3)
TCW Relative Value Large Cap Fund
I Class	$21.19	1.45%	8.07%	10.21%	7.39%	7.81%		12/31/03
N Class	$21.13	1.32%	7.82%	9.95%	7.16%	6.55	% (4)	12/31/97	(3)
TCW Relative Value Mid Cap Fund
I Class	$25.05	4.40%	14.88%	10.86%	7.98%	10.81	% (5)	11/01/96	(3)
N Class	$24.38	4.35%	14.74%	10.62%	7.69%	8.42%		10/31/00
TCW Select Equities Fund
I Class	$26.64	10.56%	21.99%	13.57%	10.54%	10.25	% (5)	07/01/91	(3)
N Class	$24.20	10.49%	21.75%	13.28%	10.25%	6.43%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor separately managed account for periods before the Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(5)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value
COMMON STOCK — 94.7% of Net Assets
Auto Components — 1.7%
Aptiv PLC	330	$27,911

Automobiles — 2.8%
General Motors Co.	448	16,460
Tesla Inc. (1)	95	27,920

		44,380

Commercial Services & Supplies — 1.1%
KAR Auction Services, Inc.	339	17,625

Communications Equipment — 2.0%
Arista Networks, Inc. (1)	60	15,873
Ciena Corp. (1)	654	16,840

		32,713

Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc. (1)	215	7,804

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	599	16,185

Health Care Equipment & Supplies — 3.0%
IDEXX Laboratories, Inc. (1)	134	26,062
Intuitive Surgical, Inc. (1)	49	21,598

		47,660

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	80	18,912

Hotels, Restaurants & Leisure — 2.2%
Domino’s Pizza, Inc.	61	14,746
Starbucks Corp.	351	20,207

		34,953

Internet & Catalog Retail — 6.4%
Amazon.com, Inc. (1)	44	68,910
Netflix, Inc. (1)	112	34,995

		103,905

Internet Software & Services — 16.9%
Alibaba Group Holding, Ltd. (SP ADR)(China) (1)	179	31,959
Alphabet, Inc. (1)	41	41,762
Baidu, Inc. (SP ADR)(China) (1)	104	26,094
DocuSign, Inc. (1)	1	39
Dropbox, Inc. (1)	10	301
Equinix, Inc.	41	17,252
Facebook, Inc. (1)	385	66,220
Hortonworks, Inc. (1)	972	16,456
Tencent Holdings, Ltd.	585	28,741
Twitter, Inc. (1)	958	29,037
Yelp, Inc. (1)	343	15,383

		273,244

Issues	Shares	Value
IT Services — 6.8%
Accenture PLC	175	$26,460
EPAM Systems, Inc. (1)	203	23,213
Gartner, Inc. (1)	177	21,468
Switch, Inc.	776	11,058
Visa, Inc.	224	28,421

		110,620

REIT — 1.8%
American Tower Corp.	208	28,363

Semiconductors & Semiconductor Equipment — 20.3%
ASML Holding NV (Netherlands)	133	25,064
Broadcom, Inc.	112	25,695
Cypress Semiconductor Corp.	1,074	15,659
Inphi Corp. (1)	543	15,519
Intel Corp.	965	49,813
Lam Research Corp.	81	14,990
Micron Technology, Inc. (1)	1,189	54,670
NVIDIA Corp.	282	63,422
ON Semiconductor Corp. (1)	1,191	26,297
Silicon Laboratories, Inc. (1)	198	18,394
Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	499	19,187

		328,710

Software — 23.7%
Adobe Systems, Inc. (1)	223	49,417
Ceridian HCM Holding, Inc. (1)	349	11,021
Microsoft Corp.	560	52,371
Nuance Communications, Inc. (1)	1,418	20,873
Oracle Corp.	315	14,386
Proofpoint, Inc. (1)	143	16,865
Salesforce.com, Inc. (1)	401	48,517
ServiceNow, Inc. (1)	335	55,657
Smartsheet, Inc. (1)	5	97
Splunk, Inc. (1)	477	48,964
Tableau Software, Inc. (1)	237	20,157
Take-Two Interactive Software, Inc. (1)	172	17,150
Workday, Inc. (1)	215	26,841

		382,316

Technology Hardware, Storage & Peripherals — 3.3%
NetApp, Inc.	390	25,966
Western Digital Corp.	355	27,971

		53,937

Total Common Stock
(Cost: $1,400,727)		1,529,238

See accompanying notes to financial statements.

4

TCW Artificial Intelligence Equity Fund

April 30, 2018

Issues	Shares	Value
MONEY MARKET INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (2)	76,480	$76,480

Total Money Market Investments
(Cost: $76,480)		76,480

Total Investments (99.4%)
(Cost: $1,477,207)		1,605,718
Excess of Other Assets over Liabilities (0.6%)		10,048

Net Assets (100.0%)		$1,615,766

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.
REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to financial statements.

5

TCW Artificial Intelligence Equity Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Auto Components	1.7%
Automobiles	2.8
Commercial Services & Supplies	1.1
Communications Equipment	2.0
Diversified Telecommunication Services	0.5
Electronic Equipment, Instruments & Components	1.0
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	1.2
Hotels, Restaurants & Leisure	2.2
Internet & Catalog Retail	6.4
Internet Software & Services	16.9
IT Services	6.8
REIT	1.8
Semiconductors & Semiconductor Equipment	20.3
Software	23.7
Technology Hardware, Storage & Peripherals	3.3
Money Market Investments	4.7

Total	99.4%

See accompanying notes to financial statements.

6

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$27,911	$—	$—	$27,911
Automobiles	44,380	—	—	44,380
Commercial Services & Supplies	17,625	—	—	17,625
Communications Equipment	32,713	—	—	32,713
Diversified Telecommunication Services	7,804	—	—	7,804
Electronic Equipment, Instruments & Components	16,185	—	—	16,185
Health Care Equipment & Supplies	47,660	—	—	47,660
Health Care Providers & Services	18,912	—	—	18,912
Hotels, Restaurants & Leisure	34,953	—	—	34,953
Internet & Catalog Retail	103,905	—	—	103,905
Internet Software & Services	273,244	—	—	273,244
IT Services	110,620	—	—	110,620
REIT	28,363	—	—	28,363
Semiconductors & Semiconductor Equipment	328,710	—	—	328,710
Software	382,316	—	—	382,316
Technology Hardware, Storage & Peripherals	53,937	—	—	53,937

Total Common Stock	1,529,238	—	—	1,529,238

Money Market Investments	76,480	—	—	76,480

Total Investments	$1,605,718	$—	$—	$1,605,718

See accompanying notes to financial statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS — 2.7% of Net Assets
iShares MSCI EAFE Index Fund	11,160	$789,458

Total Exchange-Traded Funds
(Cost: $725,446)		789,458

INVESTMENT COMPANIES — 94.0%
Diversified Equity Funds — 36.7%
TCW / Gargoyle Dynamic 500 Fund — I Class (1)	199,627	2,319,671
TCW New America Premier Equities Fund — I Class (1)	182,339	2,866,372
TCW Relative Value Large Cap Fund — I Class (1)	144,414	3,060,132
TCW Relative Value Mid Cap Fund — I Class (1)	33,883	848,775
TCW Select Equities Fund — I Class (1)	66,396	1,768,778

		10,863,728

Diversified Fixed Income Funds — 57.3%
Metropolitan West Low Duration Bond Fund — I Class (1)	395,483	3,405,106
Metropolitan West Total Return Bond Fund — I Class (1)	360,824	3,741,750
Metropolitan West Unconstrained Bond Fund — I Class (1)	474,364	5,588,006

Issues	Shares	Value
Diversified Fixed Income Funds (Continued)
TCW Global Bond Fund — I Class (1)	74,877	$728,555
TCW Total Return Bond Fund — I Class (1)	360,609	3,479,877

		16,943,294

Total Investment Companies
(Cost: $26,022,172)		27,807,022

MONEY MARKET INVESTMENTS — 2.6%
Fidelity Institutional Government Portfolio — Select Class, 1.53% (2)	789,277	789,277

Total Money Market Investments
(Cost: $789,277)		789,277

Total Investments (99.3%)
(Cost: $27,536,895)		29,385,757
Excess of Other Assets over Liabilities (0.7%)		202,672

Net Assets (100.0%)		$29,588,429

Notes to the Schedule of Investments

(1)	Affiliated issuer.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

8

TCW Conservative Allocation Fund

April 30, 2018

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2018 is as follows:

Name of Affiliated Fund	Value at October 31, 2017 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held April 30, 2018	Value at April 30, 2018 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
Metropolitan West Low Duration Bond Fund—I Class
	$2,924	$675	$(158)	395,483	$3,405	$28	$—	$(2)	$(34)
Metropolitan West Total Return Bond Fund—I Class
	$4,019	$46	$(215)	360,824	3,742	46	—	(8)	(100)
Metropolitan West Unconstrained Bond Fund—I Class
	$5,898	$107	$(320)	474,364	5,588	96	11	(1)	(97)
TCW / Gargoyle Dynamic 500 Fund—I Class
	$2,556	$23	$(258)	199,627	2,320	23	—	16	(16)
TCW / Gargoyle Hedged Value Fund—I Class
	$858	$—	$(929)	—	—	—	—	196	(125)
TCW Global Bond Fund—I Class
	$704	$68	$(42)	74,877	728	4	1	(1)	(1)
TCW New America Premier Equities Fund—I Class
	$2,835	$100	$(159)	182,339	2,866	—	100	8	83
TCW Relative Value Large Cap Fund—I Class
	$3,188	$466	$(177)	144,414	3,060	61	404	(11)	(406)
TCW Relative Value Mid Cap Fund—I Class
	$—	$939	$(42)	33,883	849	—	—	(2)	(47)
TCW Select Equities Fund—I Class
	$1,690	$363	$(98)	66,396	1,769	—	362	(10)	(176)
TCW Total Return Bond Fund—I Class
	$3,733	$70	$(200)	360,609	3,480	61	—	(3)	(120)

Total					$27,807	$319	$878	$182	$(1,039)

See accompanying notes to financial statements.

9

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	57.3%
Diversified Equity Funds	36.7
Exchange-Traded Funds	2.7
Money Market Investments	2.6

Total	99.3%

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$789,458	$—	$—	$789,458
Investment Companies	27,807,022	—	—	27,807,022
Money Market Investments	789,277	—	—	789,277

Total Investments	$29,385,757	$—	$—	$29,385,757

See accompanying notes to financial statements.

10

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Shares	Value
COMMON STOCK — 125.7%
Aerospace & Defense — 3.0%
Honeywell International, Inc.	782	$113,140

Airlines — 2.4%
Alaska Air Group, Inc.	1,412	91,681

Banks — 17.0%
JPMorgan Chase & Co.	1,339	145,657
M&T Bank Corp.	945	172,245
US Bancorp	2,318	116,943
Wells Fargo & Co.	4,025	209,139

		643,984

Beverages — 3.0%
Anheuser-Busch InBev NV (SP ADR) (Belgium)	1,146	114,692

Biotechnology — 6.8%
Amgen, Inc.	726	126,673
Celgene Corp. (1)	1,503	130,911

		257,584

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	539	128,460

Chemicals — 13.7%
Air Products & Chemicals, Inc.	982	159,369
Ecolab, Inc.	1,087	157,365
Nutrien, Ltd. (Canada)	2,210	100,621
Praxair, Inc.	669	102,036

		519,391

Energy Equipment & Services — 1.3%
Schlumberger, Ltd. (Netherlands)	714	48,952

Food & Staples Retailing — 2.3%
CVS Health Corp.	1,245	86,938

Food Products — 2.2%
Mondelez International, Inc.	2,091	82,594

Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	667	157,679

Hotels, Restaurants & Leisure — 7.9%
Las Vegas Sands Corp.	2,320	170,126
Starbucks Corp.	2,271	130,741

		300,867

Industrial Conglomerates — 7.2%
Danaher Corp.	1,720	172,551
Roper Technologies, Inc.	386	101,977

		274,528

Insurance — 3.8%
American International Group, Inc.	2,585	144,760

Issues	Shares	Value
Internet Software & Services — 4.3%
Alphabet, Inc. — Class C (1)	160	$162,773

Machinery — 4.1%
IDEX Corp.	1,174	156,917

Multiline Retail — 3.8%
Dollar Tree, Inc. (1)	1,526	146,328

Oil, Gas & Consumable Fuels — 9.5%
Devon Energy Corp.	3,634	132,023
EOG Resources, Inc.	1,946	229,959

		361,982

Pharmaceuticals — 8.6%
AbbVie, Inc.	618	59,668
Allergan plc (Ireland)	860	132,139
Eli Lilly & Co.	1,648	133,603

		325,410

Road & Rail — 5.6%
Union Pacific Corp.	1,582	211,403

Software — 7.4%
Adobe Systems, Inc. (1)	1,262	279,659

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	497	56,881

Textiles, Apparel & Luxury Goods — 2.8%
PVH Corp.	677	108,096

Total Common Stock
(Cost: $3,462,334)		4,774,699

MASTER LIMITED PARTNERSHIP — 2.9%
Oil, Gas & Consumable Fuels — 2.9%
Enterprise Products Partners LP	4,103	110,125

Total Master Limited Partnership
(Cost: $115,565)		110,125

Total Investments (128.6%)
(Cost: $3,577,899)		4,884,824

Liabilities in Excess of Other Assets (-28.6%)		(1,087,634)

Net Assets (100.0%)		$3,797,190

Notes to the Schedule of Investments

(1)	Non-income producing security.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to financial statements.

11

TCW Focused Equities Fund

Investments by Industry (Unaudited) April 30, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	3.0%
Airlines	2.4
Banks	17.0
Beverages	3.0
Biotechnology	6.8
Capital Markets	3.4
Chemicals	13.7
Energy Equipment & Services	1.3
Food & Staples Retailing	2.3
Food Products	2.2
Health Care Providers & Services	4.1
Hotels, Restaurants & Leisure	7.9
Industrial Conglomerates	7.2
Insurance	3.8
Internet Software & Services	4.3
Machinery	4.1
Multiline Retail	3.8
Oil, Gas & Consumable Fuels	12.4
Pharmaceuticals	8.6
Road & Rail	5.6
Software	7.4
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	2.8

Total	128.6%

See accompanying notes to financial statements.

12

TCW Focused Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$113,140	$—	$—	$113,140
Airlines	91,681	—	—	91,681
Banks	643,984	—	—	643,984
Beverages	114,692	—	—	114,692
Biotechnology	257,584	—	—	257,584
Capital Markets	128,460	—	—	128,460
Chemicals	519,391	—	—	519,391
Energy Equipment & Services	48,952	—	—	48,952
Food & Staples Retailing	86,938	—	—	86,938
Food Products	82,594	—	—	82,594
Health Care Providers & Services	157,679	—	—	157,679
Hotels, Restaurants & Leisure	300,867	—	—	300,867
Industrial Conglomerates	274,528	—	—	274,528
Insurance	144,760	—	—	144,760
Internet Software & Services	162,773	—	—	162,773
Machinery	156,917	—	—	156,917
Multiline Retail	146,328	—	—	146,328
Oil, Gas & Consumable Fuels	361,982	—	—	361,982
Pharmaceuticals	325,410	—	—	325,410
Road & Rail	211,403	—	—	211,403
Software	279,659	—	—	279,659
Specialty Retail	56,881	—	—	56,881
Textiles, Apparel & Luxury Goods	108,096	—	—	108,096

Total Common Stock	4,774,699	—	—	4,774,699

Master Limited Partnership
Oil, Gas & Consumable Fuels	110,125	—	—	110,125

Total Investments	$4,884,824	$—	$—	$4,884,824

See accompanying notes to financial statements.

13

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value
COMMON STOCK — 97.5%
Australia — 5.5%
Goodman Group	15,319	$104,500
Scentre Group	39,210	118,827

		223,327

China — 5.7%
China Overseas Land & Investment, Ltd.	32,000	107,226
Link REIT (The)	13,832	122,255

		229,481

France — 6.4%
Klepierre	3,210	131,447
Unibail — Rodamco SE	541	129,942

		261,389

Germany — 3.8%
Deutsche Wohnen SE	3,267	154,261

Japan — 6.8%
Ichigo Office REIT Investment	177	131,172
Nippon Prologis REIT, Inc.	69	145,282

		276,454

United Kingdom — 7.7%
British Land Co. PLC (The)	12,044	111,278
Segro PLC	22,760	202,062

		313,340

United States — 61.6%
American Tower Corp.	1,092	148,905
Colony NorthStar, Inc.	20,784	126,990
CoreSite Realty Corp.	850	88,485
CoStar Group, Inc. (1)	367	134,564
DR Horton, Inc.	3,256	143,720
Equinix, Inc.	179	75,321
Equity Residential	1,076	66,400
Extra Space Storage, Inc.	1,100	98,549
Forestar Group, Inc. (1)	4,000	87,200

Issues	Shares	Value
United States (Continued)
Hilton Worldwide Holdings, Inc.	1,630	$128,509
Industrial Logistics Properties Trust	5,167	106,027
Invitation Homes, Inc.	4,146	95,938
JBG SMITH Properties	3,201	118,021
Jones Lang LaSalle, Inc.	629	106,622
Kennedy-Wilson Holdings, Inc.	4,994	94,636
Macerich Co. (The)	1,377	79,343
NexPoint Residential Trust, Inc.	3,853	103,222
NVR, Inc. (1)	44	136,400
Prologis, Inc.	1,814	117,747
SBA Communications Corp. (1)	563	90,210
Simon Property Group, Inc.	833	130,231
Tier REIT, Inc.	3,801	72,257
Ventas, Inc.	830	42,679
Weyerhaeuser Co.	3,027	111,333

		2,503,309

Total Common Stock
(Cost: $3,752,717)		3,961,561

PREFERRED STOCK — 2.7%
United States — 2.7%
Colony NorthStar, Inc. 7.125%	4,800	110,400

Total Preferred Stock
(Cost: $108,735)		110,400

Total Investments (100.2%)
(Cost: $3,861,452)		4,071,961
Liabilities in Excess of Other Assets (-0.2%)		(8,730)

Net Assets (100.0%)		$4,063,231

Notes to the Schedule of Investments

(1)	Non-income producing security.
REIT -	Real Estate Investment Trust.

See accompanying notes to financial statements.

14

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Diversified REITs	8.4%
Health Care REITs	1.1
Homebuilding	6.9
Hotels, Resorts & Cruise Lines	3.2
Industrial REITs	14.1
Internet Software & Services	3.3
Office REITs	7.9
Real Estate Development	4.8
Real Estate Operating Companies	6.1
Real Estate Services	2.6
Residential REITs	6.5
Retail REITs	20.2
Specialized REITs	15.1

Total	100.2%

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$233,017	$—	$—	$233,017
Health Care REITs	42,679	—	—	42,679
Homebuilding	280,120	—	—	280,120
Hotels, Resorts & Cruise Lines	128,509	—	—	128,509
Industrial REITs	117,747	451,844	—	569,591
Internet Software & Services	134,564	—	—	134,564
Office REITs	190,278	131,172	—	321,450
Real Estate Development	87,200	107,226	—	194,426
Real Estate Operating Companies	94,636	154,261	—	248,897
Real Estate Services	106,622	—	—	106,622
Residential REITs	265,560	—	—	265,560
Retail REITs	209,574	613,749	—	823,323
Specialized REITs	612,803	—	—	612,803

Total Common Stock	2,503,309	1,458,252	—	3,961,561

Preferred Stock
Diversified REITs	110,400	—	—	110,400

Total Investments	$2,613,709	$1,458,252	$—	$4,071,961

See accompanying notes to financial statements.

15

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value
COMMON STOCK — 91.3% of Net Assets
Aerospace & Defense — 4.1%
HEICO Corp.	6,768	$594,569
Honeywell International, Inc.	2,335	337,828

		932,397

Chemicals — 7.3%
Air Products & Chemicals, Inc.	6,026	977,959
Celanese Corp. — Series A	5,788	628,982
Chase Corp.	592	66,304

		1,673,245

Commercial Services & Supplies — 0.5%
Cintas Corp.	632	107,630

Communications Equipment — 1.2%
Motorola Solutions, Inc.	2,434	267,326

Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc. — Class B (1)	5,001	968,844

Electronic Equipment, Instruments & Components — 2.6%
Agilent Technologies, Inc.	8,910	585,743

Food Products — 5.7%
Conagra Brands, Inc.	28,223	1,046,227
Danone SA (SP ADR) (France)	15,146	246,274

		1,292,501

Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.	16,655	1,157,522

Hotels, Restaurants & Leisure — 2.1%
Hilton Worldwide Holdings, Inc.	6,092	480,293

Industrial Conglomerates — 7.6%
Danaher Corp.	7,130	715,281
Roper Technologies, Inc.	3,825	1,010,527

		1,725,808

Internet Software & Services — 3.1%
Facebook, Inc. (1)	1,328	228,416
Trade Desk, Inc. (The) (1)	9,355	478,695

		707,111

IT Services — 5.5%
Fiserv, Inc. (1)	9,742	690,318
Mastercard, Inc.	1,815	323,560
Visa, Inc.	1,986	251,984

		1,265,862

Issues	Shares	Value
Machinery — 6.4%
Caterpillar, Inc.	2,813	$406,084
IDEX Corp.	6,483	866,518
Illinois Tool Works, Inc.	1,392	197,692

		1,470,294

Professional Services — 13.9%
IHS Markit, Ltd. (1)	8,736	429,200
TransUnion (1)	42,300	2,745,693

		3,174,893

Software — 21.0%
Activision Blizzard, Inc.	7,370	489,000
Constellation Software, Inc.	3,576	2,559,729
Microsoft Corp.	11,735	1,097,457
Oracle Corp.	14,004	639,563

		4,785,749

Specialty Retail — 1.0%
Floor & Decor Holdings, Inc. (1)	2,307	128,246
National Vision Holdings, Inc. (1)	2,995	99,674

		227,920

Total Common Stock
(Cost: $16,340,612)		20,823,138

MONEY MARKET INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (2)	1,557,245	1,557,245

Total Money Market Investments
(Cost: $1,557,245)		1,557,245

Total Investments (98.2%)
(Cost: $17,897,857)		22,380,383
Excess of Other Assets over Liabilities (1.8%)		421,177

Net Assets (100.0%)		$22,801,560

Notes to the Schedule of Investments

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

16

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)

April 30, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	4.1%
Chemicals	7.3
Commercial Services & Supplies	0.5
Communications Equipment	1.2
Diversified Financial Services	4.2
Electronic Equipment, Instruments & Components	2.6
Food Products	5.7
Health Care Equipment & Supplies	5.1
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	7.6
Internet Software & Services	3.1
IT Services	5.5
Machinery	6.4
Professional Services	13.9
Software	21.0
Specialty Retail	1.0
Money Market Investments	6.9

Total	98.2%

See accompanying notes to financial statements.

17

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$932,397	$—	$—	$932,397
Chemicals	1,673,245	—	—	1,673,245
Commercial Services & Supplies	107,630	—	—	107,630
Communications Equipment	267,326	—	—	267,326
Diversified Financial Services	968,844	—	—	968,844
Electronic Equipment, Instruments & Components	585,743	—	—	585,743
Food Products	1,292,501	—	—	1,292,501
Health Care Equipment & Supplies	1,157,522	—	—	1,157,522
Hotels, Restaurants & Leisure	480,293	—	—	480,293
Industrial Conglomerates	1,725,808	—	—	1,725,808
Internet Software & Services	707,111	—	—	707,111
IT Services	1,265,862	—	—	1,265,862
Machinery	1,470,294	—	—	1,470,294
Professional Services	3,174,893	—	—	3,174,893
Software	4,785,749	—	—	4,785,749
Specialty Retail	227,920	—	—	227,920

Total Common Stock	20,823,138	—	—	20,823,138

Money Market Investments	1,557,245	—	—	1,557,245

Total Investments	$22,380,383	$—	$—	$22,380,383

See accompanying notes to financial statements.

18

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Shares	Value
COMMON STOCK — 96.3% of Net Assets
Aerospace & Defense — 3.2%
Textron, Inc.	301,206	$18,716,941

Air Freight & Logistics — 2.1%
FedEx Corp.	32,185	7,956,132
United Parcel Service, Inc.	36,200	4,108,700

		12,064,832

Auto Components — 1.8%
Johnson Controls International PLC (Ireland)	306,789	10,390,943

Banks — 10.6%
Citigroup, Inc.	339,404	23,171,111
JPMorgan Chase & Co.	229,486	24,963,487
Zions Bancorp.	235,325	12,884,044

		61,018,642

Beverages — 1.9%
PepsiCo, Inc.	106,773	10,777,667

Biotechnology — 3.1%
Gilead Sciences, Inc.	251,415	18,159,705

Capital Markets — 5.1%
Goldman Sachs Group, Inc. (The)	19,721	4,700,106
Invesco, Ltd.	250,521	7,257,593
State Street Corp.	173,819	17,343,660

		29,301,359

Chemicals — 2.3%
DowDuPont, Inc.	208,711	13,198,884

Communications Equipment — 4.9%
Cisco Systems, Inc.	637,181	28,220,746

Consumer Finance — 2.0%
Synchrony Financial	353,755	11,734,053

Diversified Financial Services — 3.0%
Intercontinental Exchange, Inc.	238,070	17,250,552

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	241,447	7,895,317

Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	519,964	14,049,427

Energy Equipment & Services — 5.1%
Baker Hughes, a GE Co.	339,985	12,276,858
Schlumberger, Ltd.	255,056	17,486,640

		29,763,498

Health Care Equipment & Supplies — 1.2%
Medtronic PLC (Ireland)	85,105	6,819,464

Health Care Providers & Services — 1.2%
Cardinal Health, Inc.	106,400	6,827,688

Issues	Shares	Value
Household Durables — 1.9%
Lennar Corp.	200,982	$10,629,938
Lennar Corp. — Class B	4,211	179,767

		10,809,705

Household Products — 1.9%
Procter & Gamble Co. (The)	154,000	11,140,360

Independent Power and Renewable Electricity Producers — 2.4%
AES Corp. (The)	1,113,565	13,630,036

Industrial Conglomerates — 4.8%
General Electric Co.	832,155	11,708,421
Koninklijke Philips Electronics NV (NYRS) (Netherlands)	382,667	16,156,201

		27,864,622

Insurance — 3.3%
American International Group, Inc.	80,000	4,480,000
MetLife, Inc.	305,978	14,585,971

		19,065,971

Machinery — 1.9%
Pentair PLC (United Kingdom)	163,282	10,985,613

Media — 1.7%
Comcast Corp.	323,194	10,145,060

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	255,200	3,881,592

Multiline Retail — 0.9%
Target Corp.	69,500	5,045,700

Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	194,125	24,286,979
Royal Dutch Shell PLC (SP ADR) (United Kingdom)	173,036	12,095,216

		36,382,195

Pharmaceuticals — 3.5%
Merck & Co., Inc.	276,045	16,250,769
Novartis AG (SP ADR) (Switzerland)	52,100	3,995,549

		20,246,318

Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc.	37,800	6,407,478

Semiconductors & Semiconductor Equipment — 8.6%
Cypress Semiconductor Corp.	1,176,214	17,149,200
Intel Corp.	330,805	17,076,154
Maxim Integrated Products, Inc.	280,248	15,273,516

		49,498,870

Technology Hardware, Storage & Peripherals — 1.6%
Seagate Technology PLC (Netherlands)	158,838	9,195,132

See accompanying notes to financial statements.

19

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value
Textiles, Apparel & Luxury Goods — 3.2%
Tapestry, Inc.	340,754	$18,322,343

Thrifts & Mortgage Finance — 1.2%
New York Community Bancorp, Inc.	600,162	7,129,924

Total Common Stock
(Cost: $450,206,045)		555,940,637

MONEY MARKET INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (1)	2,711,575	2,711,575

Total Money Market Investments
(Cost: $2,711,575)		2,711,575

Total Investments (96.8%)
(Cost: $452,917,620)		558,652,212
Excess of Other Assets over Liabilities (3.2%)		18,305,221

Net Assets (100.0%)		$576,957,433

Notes to the Schedule of Investments

NYRS -	New York Registry Shares.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

20

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Air Freight & Logistics	2.1
Auto Components	1.8
Banks	10.6
Beverages	1.9
Biotechnology	3.1
Capital Markets	5.1
Chemicals	2.3
Communications Equipment	4.9
Consumer Finance	2.0
Diversified Financial Services	3.0
Diversified Telecommunication Services	1.4
Electronic Equipment, Instruments & Components	2.4
Energy Equipment & Services	5.1
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	1.2
Household Durables	1.9
Household Products	1.9
Independent Power and Renewable Electricity Producers	2.4
Industrial Conglomerates	4.8
Insurance	3.3
Machinery	1.9
Media	1.7
Metals & Mining	0.7
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	3.5
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	8.6
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	3.2
Thrifts & Mortgage Finance	1.2
Money Market Investments	0.5

Total	96.8%

See accompanying notes to financial statements.

21

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$18,716,941	$—	$—	$18,716,941
Air Freight & Logistics	12,064,832	—	—	12,064,832
Auto Components	10,390,943	—	—	10,390,943
Banks	61,018,642	—	—	61,018,642
Beverages	10,777,667	—	—	10,777,667
Biotechnology	18,159,705	—	—	18,159,705
Capital Markets	29,301,359	—	—	29,301,359
Chemicals	13,198,884	—	—	13,198,884
Communications Equipment	28,220,746	—	—	28,220,746
Consumer Finance	11,734,053	—	—	11,734,053
Diversified Financial Services	17,250,552	—	—	17,250,552
Diversified Telecommunication Services	7,895,317	—	—	7,895,317
Electronic Equipment, Instruments & Components	14,049,427	—	—	14,049,427
Energy Equipment & Services	29,763,498	—	—	29,763,498
Health Care Equipment & Supplies	6,819,464	—	—	6,819,464
Health Care Providers & Services	6,827,688	—	—	6,827,688
Household Durables	10,809,705	—	—	10,809,705
Household Products	11,140,360	—	—	11,140,360
Independent Power and Renewable Electricity Producers	13,630,036	—	—	13,630,036
Industrial Conglomerates	27,864,622	—	—	27,864,622
Insurance	19,065,971	—	—	19,065,971
Machinery	10,985,613	—	—	10,985,613
Media	10,145,060	—	—	10,145,060
Metals & Mining	3,881,592	—	—	3,881,592
Multiline Retail	5,045,700	—	—	5,045,700
Oil, Gas & Consumable Fuels	36,382,195	—	—	36,382,195
Pharmaceuticals	20,246,318	—	—	20,246,318
Real Estate Management & Development	6,407,478	—	—	6,407,478
Semiconductors & Semiconductor Equipment	49,498,870	—	—	49,498,870
Technology Hardware, Storage & Peripherals	9,195,132	—	—	9,195,132
Textiles, Apparel & Luxury Goods	18,322,343	—	—	18,322,343
Thrifts & Mortgage Finance	7,129,924	—	—	7,129,924

Total Common Stock	555,940,637	—	—	555,940,637

Money Market Investments	2,711,575	—	—	2,711,575

Total Investments	$558,652,212	$—	$—	$558,652,212

See accompanying notes to financial statements.

22

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Shares	Value
COMMON STOCK — 98.9% of Net Assets
Aerospace & Defense — 4.6%
Textron, Inc.	347,010	$21,563,201

Air Freight & Logistics — 0.4%
United Parcel Service, Inc.	15,200	1,725,200

Auto Components — 3.6%
Dana, Inc.	355,998	8,447,833
Johnson Controls International PLC (Ireland)	248,768	8,425,772

		16,873,605

Banks — 11.4%
Citigroup, Inc.	294,900	20,132,823
JPMorgan Chase & Co.	189,758	20,641,875
Zions Bancorp.	223,900	12,258,525

		53,033,223

Beverages — 1.8%
PepsiCo, Inc.	83,700	8,448,678

Biotechnology — 2.9%
Gilead Sciences, Inc.	187,429	13,537,997

Capital Markets — 4.4%
Goldman Sachs Group, Inc. (The)	18,799	4,480,366
Invesco, Ltd.	161,500	4,678,655
State Street Corp.	112,200	11,195,316

		20,354,337

Chemicals — 1.7%
DowDuPont, Inc.	127,086	8,036,919

Communications Equipment — 4.4%
Cisco Systems, Inc.	463,190	20,514,685

Construction & Engineering — 0.7%
Fluor Corp.	54,200	3,195,090

Consumer Finance — 1.9%
Synchrony Financial	264,792	8,783,151

Diversified Financial Services — 3.1%
Intercontinental Exchange, Inc.	198,005	14,347,442

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	167,800	5,487,060

Electronic Equipment, Instruments & Components — 2.6%
Corning, Inc.	445,050	12,025,251

Energy Equipment & Services — 3.7%
Baker Hughes, a GE Co.	358,910	12,960,240
TechnipFMC PLC (United Kingdom)	134,800	4,443,008

		17,403,248

Health Care Equipment & Supplies — 1.1%
Medtronic PLC (Ireland)	65,996	5,288,259

Issues	Shares	Value
Health Care Providers & Services — 5.2%
Cardinal Health, Inc.	133,100	$8,541,027
Centene Corp. (1)	83,100	9,022,998
Molina Healthcare, Inc. (1)	79,100	6,585,075

		24,149,100

Household Durables — 2.6%
Lennar Corp.	226,963	12,004,073
Lennar Corp. — Class B	5,357	228,690

		12,232,763

Household Products — 1.9%
Procter & Gamble Co. (The)	123,000	8,897,820

Independent Power and Renewable Electricity Producers — 2.2%
AES Corp. (The)	833,200	10,198,368

Industrial Conglomerates — 1.6%
General Electric Co.	522,936	7,357,710

Insurance — 4.2%
American International Group, Inc.	83,500	4,676,000
Hartford Financial Services Group, Inc.	204,484	11,009,419
MetLife, Inc.	87,700	4,180,659

		19,866,078

IT Services — 1.8%
First Data Corp. (1)	476,900	8,631,890

Machinery — 3.3%
Pentair PLC (United Kingdom)	93,067	6,261,548
Terex Corp.	245,730	8,974,059

		15,235,607

Media — 2.7%
Comcast Corp.	407,310	12,785,461

Metals & Mining — 1.7%
Freeport-McMoRan, Inc.	530,059	8,062,197

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	119,000	14,888,090
Newfield Exploration Co. (1)	170,500	5,080,900

		19,968,990

Pharmaceuticals — 3.9%
Impax Laboratories, Inc. (1)	217,200	4,083,360
Merck & Co., Inc.	240,250	14,143,518

		18,226,878

Real Estate Management & Development — 2.7%
Jones Lang LaSalle, Inc.	74,900	12,696,299

Semiconductors & Semiconductor Equipment — 6.4%
Cypress Semiconductor Corp.	903,100	13,167,198
Intel Corp.	171,786	8,867,593
ON Semiconductor Corp. (1)	360,167	7,952,488

		29,987,279

See accompanying notes to financial statements.

23

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
Western Digital Corp.	174,640	$13,759,886

Textiles, Apparel & Luxury Goods — 2.0%
Tapestry, Inc.	172,142	9,256,075

Total Common Stock
(Cost: $310,041,665)		461,929,747

MONEY MARKET INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (2)	4,810,637	4,810,637

Total Money Market Investments
(Cost: $4,810,637)		4,810,637

Total Investments (99.9%)
(Cost: $314,852,302)		466,740,384
Excess of Other Assets over Liabilities (0.1%)		313,274

Net Assets (100.0%)		$467,053,658

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

24

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	4.6%
Air Freight & Logistics	0.4
Auto Components	3.6
Banks	11.4
Beverages	1.8
Biotechnology	2.9
Capital Markets	4.4
Chemicals	1.7
Communications Equipment	4.4
Construction & Engineering	0.7
Consumer Finance	1.9
Diversified Financial Services	3.1
Diversified Telecommunication Services	1.2
Electronic Equipment, Instruments & Components	2.6
Energy Equipment & Services	3.7
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	5.2
Household Durables	2.6
Household Products	1.9
Independent Power and Renewable Electricity Producers	2.2
Industrial Conglomerates	1.6
Insurance	4.2
IT Services	1.8
Machinery	3.3
Media	2.7
Metals & Mining	1.7
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	3.9
Real Estate Management & Development	2.7
Semiconductors & Semiconductor Equipment	6.4
Technology Hardware, Storage & Peripherals	2.9
Textiles, Apparel & Luxury Goods	2.0
Money Market Investments	1.0

Total	99.9%

See accompanying notes to financial statements.

25

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$21,563,201	$—	$—	$21,563,201
Air Freight & Logistics	1,725,200	—	—	1,725,200
Auto Components	16,873,605	—	—	16,873,605
Banks	53,033,223	—	—	53,033,223
Beverages	8,448,678	—	—	8,448,678
Biotechnology	13,537,997	—	—	13,537,997
Capital Markets	20,354,337	—	—	20,354,337
Chemicals	8,036,919	—	—	8,036,919
Communications Equipment	20,514,685	—	—	20,514,685
Construction & Engineering	3,195,090	—	—	3,195,090
Consumer Finance	8,783,151	—	—	8,783,151
Diversified Financial Services	14,347,442	—	—	14,347,442
Diversified Telecommunication Services	5,487,060	—	—	5,487,060
Electronic Equipment, Instruments & Components	12,025,251	—	—	12,025,251
Energy Equipment & Services	17,403,248	—	—	17,403,248
Health Care Equipment & Supplies	5,288,259	—	—	5,288,259
Health Care Providers & Services	24,149,100	—	—	24,149,100
Household Durables	12,232,763	—	—	12,232,763
Household Products	8,897,820	—	—	8,897,820
Independent Power and Renewable Electricity Producers	10,198,368	—	—	10,198,368
Industrial Conglomerates	7,357,710	—	—	7,357,710
Insurance	19,866,078	—	—	19,866,078
IT Services	8,631,890	—	—	8,631,890
Machinery	15,235,607	—	—	15,235,607
Media	12,785,461	—	—	12,785,461
Metals & Mining	8,062,197	—	—	8,062,197
Oil, Gas & Consumable Fuels	19,968,990	—	—	19,968,990
Pharmaceuticals	18,226,878	—	—	18,226,878
Real Estate Management & Development	12,696,299	—	—	12,696,299
Semiconductors & Semiconductor Equipment	29,987,279	—	—	29,987,279
Technology Hardware, Storage & Peripherals	13,759,886	—	—	13,759,886
Textiles, Apparel & Luxury Goods	9,256,075	—	—	9,256,075

Total Common Stock	461,929,747	—	—	461,929,747

Money Market Investments	4,810,637	—	—	4,810,637

Total Investments	$466,740,384	$—	$—	$466,740,384

See accompanying notes to financial statements.

26

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Shares	Value
COMMON STOCK — 99.1% of Net Assets
Aerospace & Defense — 3.6%
Textron, Inc.	57,145	$3,550,990

Auto Components — 2.0%
Aptiv PLC	3,500	296,030
Dana, Inc.	61,696	1,464,046
Tenneco, Inc.	5,034	224,970

		1,985,046

Banks — 15.0%
Comerica, Inc.	22,366	2,115,376
KeyCorp	153,342	3,054,573
Popular, Inc.	64,365	2,979,456
Synovus Financial Corp.	53,829	2,813,642
Umpqua Holdings Corp.	68,400	1,611,504
Zions Bancorp.	43,500	2,381,625

		14,956,176

Capital Markets — 5.9%
E*TRADE Financial Corp. (1)	42,800	2,597,104
Evercore Partners, Inc.	18,990	1,922,738
Invesco, Ltd.	47,188	1,367,036

		5,886,878

Communications Equipment — 0.2%
Finisar Corp. (1)	11,200	174,496

Construction & Engineering — 2.2%
Fluor Corp.	9,800	577,710
Jacobs Engineering Group, Inc.	27,833	1,616,819

		2,194,529

Consumer Finance — 1.4%
Santander Consumer USA Holdings, Inc. (1)	36,700	677,115
Synchrony Financial	23,100	766,227

		1,443,342

Diversified Telecommunication Services — 0.6%
Zayo Group Holdings, Inc. (1)	16,000	580,800

Energy Equipment & Services — 4.9%
Forum Energy Technologies, Inc. (1)	48,000	604,800
Newpark Resources, Inc. (1)	297,672	3,125,556
TechnipFMC PLC (United Kingdom)	36,300	1,196,448

		4,926,804

Food Products — 2.2%
Conagra Brands, Inc.	42,500	1,575,475
Hain Celestial Group, Inc. (The) (1)	6,900	200,997
TreeHouse Foods, Inc. (1)	4,700	180,950
Tyson Foods, Inc.	3,000	210,300

		2,167,722

Issues	Shares	Value
Health Care Equipment & Supplies — 0.3%
Zimmer Biomet Holdings, Inc.	2,200	$253,374

Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc. (1)	21,100	750,738
Cardinal Health, Inc.	9,100	583,947
Centene Corp. (1)	25,500	2,768,790
Molina Healthcare, Inc. (1)	15,600	1,298,700

		5,402,175

Household Durables — 7.7%
Beazer Homes USA, Inc. (1)	23,479	344,672
DR Horton, Inc.	19,400	856,316
KB Home	79,060	2,099,043
Lennar Corp.	35,000	1,851,150
Lennar Corp. — Class B	734	31,334
Toll Brothers, Inc.	58,928	2,484,405

		7,666,920

Independent Power and Renewable Electricity Producers — 2.9%
AES Corp. (The)	232,800	2,849,472

Insurance — 0.6%
Assured Guaranty, Ltd.	17,894	649,373

IT Services — 1.6%
First Data Corp. (1)	90,600	1,639,860

Machinery — 8.8%
Dover Corp.	17,609	1,632,354
Kennametal, Inc.	23,800	867,510
Manitowoc Co., Inc. (The) (1)	94,000	2,317,100
SPX FLOW, Inc. (1)	27,855	1,253,475
Terex Corp.	50,098	1,829,579
Trinity Industries, Inc.	27,000	860,490

		8,760,508

Marine — 2.2%
Kirby Corp. (1)	22,800	1,944,840
Matson, Inc.	6,900	201,687

		2,146,527

Metals & Mining — 4.4%
Commercial Metals Co.	21,907	460,266
Freeport-McMoRan, Inc. (1)	112,504	1,711,186
Worthington Industries, Inc.	50,640	2,254,999

		4,426,451

Multi-Utilities — 0.4%
SCANA Corp.	12,061	443,483

Oil, Gas & Consumable Fuels — 4.0%
Newfield Exploration Co. (1)	45,000	1,341,000
SRC Energy, Inc. (1)	163,900	1,809,456
Whiting Petroleum Corp. (1)	19,500	795,990

		3,946,446

See accompanying notes to financial statements.

27

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value
Pharmaceuticals — 1.1%
Impax Laboratories, Inc. (1)	59,800	$1,124,240

Real Estate Management & Development — 3.5%
Jones Lang LaSalle, Inc.	20,775	3,521,570

REIT — 1.7%
Cousins Properties, Inc.	69,900	621,411
Mid-America Apartment Communities, Inc.	12,000	1,097,520

		1,718,931

Road & Rail — 1.0%
Genesee & Wyoming, Inc. (1)	13,600	968,320

Semiconductors & Semiconductor Equipment — 6.8%
Cypress Semiconductor Corp.	161,700	2,357,586
Maxim Integrated Products, Inc.	53,646	2,923,707
ON Semiconductor Corp. (1)	70,411	1,554,675

		6,835,968

Software — 0.8%
Nuance Communications, Inc. (1)	51,300	755,136

Technology Hardware, Storage & Peripherals — 3.4%
Western Digital Corp.	42,780	3,370,636

Textiles, Apparel & Luxury Goods — 3.4%
Tapestry, Inc.	57,943	3,115,595
Under Armour, Inc. (1)	16,900	300,144

		3,415,739

Issues	Shares	Value
Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	53,900	$640,332

Trading Companies & Distributors — 0.5%
Univar, Inc. (1)	17,500	482,300

Total Common Stock
(Cost: $66,094,338)		98,884,544

MONEY MARKET INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (2)	298,782	298,782

Total Money Market Investments
(Cost: $298,782)		298,782

Total Investments (99.4%)
(Cost: $66,393,120)		99,183,326
Excess of Other Assets over Liabilities (0.6%)		616,496

Net Assets (100.0%)		$99,799,822

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

28

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	3.6%
Auto Components	2.0
Banks	15.0
Capital Markets	5.9
Communications Equipment	0.2
Construction & Engineering	2.2
Consumer Finance	1.4
Diversified Telecommunication Services	0.6
Energy Equipment & Services	4.9
Food Products	2.2
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	5.4
Household Durables	7.7
Independent Power and Renewable Electricity Producers	2.9
Insurance	0.6
IT Services	1.6
Machinery	8.8
Marine	2.2
Metals & Mining	4.4
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	1.1
REIT	1.7
Real Estate Management & Development	3.5
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	6.8
Software	0.8
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	3.4
Thrifts & Mortgage Finance	0.6
Trading Companies & Distributors	0.5
Money Market Investments	0.3

Total	99.4%

See accompanying notes to financial statements.

29

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,550,990	$—	$—	$3,550,990
Auto Components	1,985,046	—	—	1,985,046
Banks	14,956,176	—	—	14,956,176
Capital Markets	5,886,878	—	—	5,886,878
Communications Equipment	174,496	—	—	174,496
Construction & Engineering	2,194,529	—	—	2,194,529
Consumer Finance	1,443,342	—	—	1,443,342
Diversified Telecommunication Services	580,800	—	—	580,800
Energy Equipment & Services	4,926,804	—	—	4,926,804
Food Products	2,167,722	—	—	2,167,722
Health Care Equipment & Supplies	253,374	—	—	253,374
Health Care Providers & Services	5,402,175	—	—	5,402,175
Household Durables	7,666,920	—	—	7,666,920
Independent Power and Renewable Electricity Producers	2,849,472	—	—	2,849,472
Insurance	649,373	—	—	649,373
IT Services	1,639,860	—	—	1,639,860
Machinery	8,760,508	—	—	8,760,508
Marine	2,146,527	—	—	2,146,527
Metals & Mining	4,426,451	—	—	4,426,451
Multi-Utilities	443,483	—	—	443,483
Oil, Gas & Consumable Fuels	3,946,446	—	—	3,946,446
Pharmaceuticals	1,124,240	—	—	1,124,240
REIT	1,718,931	—	—	1,718,931
Real Estate Management & Development	3,521,570	—	—	3,521,570
Road & Rail	968,320	—	—	968,320
Semiconductors & Semiconductor Equipment	6,835,968	—	—	6,835,968
Software	755,136	—	—	755,136
Technology Hardware, Storage & Peripherals	3,370,636	—	—	3,370,636
Textiles, Apparel & Luxury Goods	3,415,739	—	—	3,415,739
Thrifts & Mortgage Finance	640,332	—	—	640,332
Trading Companies & Distributors	482,300	—	—	482,300

Total Common Stock	98,884,544	—	—	98,884,544

Money Market Investments	298,782	—	—	298,782

Total Investments	$99,183,326	$—	$—	$99,183,326

See accompanying notes to financial statements.

30

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Shares	Value
COMMON STOCK — 98.9% of Net Assets
Beverages — 2.4%
Monster Beverage Corp. (1)	407,600	$22,418,000

Biotechnology — 5.8%
Alexion Pharmaceuticals, Inc. (1)	128,872	15,159,213
BioMarin Pharmaceutical, Inc. (1)	196,613	16,419,152
Celgene Corp. (1)	259,780	22,626,838

		54,205,203

Capital Markets — 4.7%
Charles Schwab Corp. (The)	485,670	27,042,106
S&P Global, Inc.	89,500	16,879,700

		43,921,806

Chemicals — 1.4%
Air Products & Chemicals, Inc.	77,500	12,577,475

Commercial Services & Supplies — 2.1%
Waste Connections, Inc. (Canada)	264,345	19,112,143

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	110,144	21,715,991

Health Care Equipment & Supplies — 2.5%
Align Technology, Inc. (1)	38,409	9,596,489
West Pharmaceutical Services, Inc.	152,836	13,481,663

		23,078,152

Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp.	435,017	25,043,929

Insurance — 2.9%
Chubb, Ltd. (Switzerland)	198,504	26,931,038

Internet & Catalog Retail — 9.7%
Amazon.com, Inc. (1)	39,544	61,931,045
Booking Holdings, Inc. (1)	13,184	28,714,752

		90,645,797

Internet Software & Services — 14.3%
Alphabet, Inc. — Class C (1)	52,942	53,859,485
Equinix, Inc.	62,955	26,490,834
Facebook, Inc. (1)	305,577	52,559,244

		132,909,563

IT Services — 12.2%
Mastercard, Inc.	136,900	24,405,163
PayPal Holdings, Inc. (1)	421,151	31,422,076
Visa, Inc.	456,404	57,908,540

		113,735,779

Life Sciences Tools & Services — 1.7%
Illumina, Inc. (1)	63,806	15,372,780

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources, Inc. (1)	88,440	13,903,652

Issues	Shares	Value
Pharmaceuticals — 2.3%
Zoetis, Inc.	260,000	$21,704,800

Professional Services — 2.2%
TransUnion (1)	318,099	20,647,806

REIT — 4.2%
American Tower Corp.	285,972	38,995,142

Semiconductors & Semiconductor Equipment — 1.1%
NVIDIA Corp.	45,431	10,217,432

Software — 16.2%
Adobe Systems, Inc. (1)	220,186	48,793,218
Salesforce.com, Inc. (1)	354,809	42,928,341
ServiceNow, Inc. (1)	224,118	37,234,964
Splunk, Inc. (1)	216,476	22,221,261

		151,177,784

Specialty Retail — 4.9%
Home Depot, Inc. (The)	133,518	24,674,126
Ulta Salon, Cosmetics & Fragrance, Inc. (1)	83,595	20,974,822

		45,648,948

Trading Companies & Distributors — 1.8%
Fastenal Co.	330,700	16,531,693

Total Common Stock
(Cost: $412,655,196)		920,494,913

MONEY MARKET INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (2)	9,977,670	9,977,670

Total Money Market Investments
(Cost: $9,977,670)		9,977,670

Total Investments (100.0%)
(Cost: $422,632,866)		930,472,583
Liabilities in Excess of Other Assets (0.0%)		(248,991)

Net Assets (100.0%)		$930,223,592

Notes to the Schedule of Investments

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

31

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Beverages	2.4%
Biotechnology	5.8
Capital Markets	4.7
Chemicals	1.4
Commercial Services & Supplies	2.1
Food & Staples Retailing	2.3
Health Care Equipment & Supplies	2.5
Hotels, Restaurants & Leisure	2.7
Insurance	2.9
Internet & Catalog Retail	9.7
Internet Software & Services	14.3
IT Services	12.2
Life Sciences Tools & Services	1.7
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	2.3
Professional Services	2.2
REIT	4.2
Semiconductors & Semiconductor Equipment	1.1
Software	16.2
Specialty Retail	4.9
Trading Companies & Distributors	1.8
Money Market Investments	1.1

Total	100.0%

See accompanying notes to financial statements.

32

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$22,418,000	$—	$—	$22,418,000
Biotechnology	54,205,203	—	—	54,205,203
Capital Markets	43,921,806	—	—	43,921,806
Chemicals	12,577,475	—	—	12,577,475
Commercial Services & Supplies	19,112,143	—	—	19,112,143
Food & Staples Retailing	21,715,991	—	—	21,715,991
Health Care Equipment & Supplies	23,078,152	—	—	23,078,152
Hotels, Restaurants & Leisure	25,043,929	—	—	25,043,929
Insurance	26,931,038	—	—	26,931,038
Internet & Catalog Retail	90,645,797	—	—	90,645,797
Internet Software & Services	132,909,563	—	—	132,909,563
IT Services	113,735,779	—	—	113,735,779
Life Sciences Tools & Services	15,372,780	—	—	15,372,780
Oil, Gas & Consumable Fuels	13,903,652	—	—	13,903,652
Pharmaceuticals	21,704,800	—	—	21,704,800
Professional Services	20,647,806	—	—	20,647,806
REIT	38,995,142	—	—	38,995,142
Semiconductors & Semiconductor Equipment	10,217,432	—	—	10,217,432
Software	151,177,784	—	—	151,177,784
Specialty Retail	45,648,948	—	—	45,648,948
Trading Companies & Distributors	16,531,693	—	—	16,531,693

Total Common Stock	920,494,913	—	—	920,494,913

Money Market Investments	9,977,670	—	—	9,977,670

Total Investments	$930,472,583	$—	$—	$930,472,583

See accompanying notes to financial statements.

33

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2018

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund		TCW Focused Equities Fund		TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$1,606		$1,579	(1)	$4,885		$4,072		$22,381
Investment in Affiliated Issuers, at Value	—		27,807	(2)	—		—		—
Foreign Currency, at Value	—		—		—		6	(3)	—
Receivable for Securities Sold	—		636		207		162		—
Receivable for Fund Shares Sold	5		—	(4)	—		—		407
Interest and Dividends Receivable	1		31		5		9		26
Foreign Tax Reclaims Receivable	—		—		2		—		—
Receivable from Investment Advisor	15		2		13		11		10
Prepaid Expenses	33		19		11		20		25

Total Assets	1,660		30,074		5,123		4,280		22,849

LIABILITIES
Payable for Securities Purchased	1		32		—		—		—
Payable for Fund Shares Redeemed	—		—		1,116		—		—
Disbursements in Excess of Available Cash	—		429		182		193		—
Accrued Directors’ Fees and Expenses	12		12		8		12		12
Accrued Management Fees	1		—		4		3		15
Accrued Distribution Fees	—	(4)	—	(4)	—	(4)	—	(4)	1
Other Accrued Expenses	30		13		16		9		19

Total Liabilities	44		486		1,326		217		47

NET ASSETS	$1,616		$29,588		$3,797		$4,063		$22,802

NET ASSETS CONSIST OF:
Paid-in Capital	$1,472		$26,672		$1,621		$4,546		$18,071
Accumulated Net Realized Gain (Loss) on Investments, Short Sales and Foreign Currency	18		1,061		865		(683)		258
Unrealized Appreciation of Investments	129		1,849		1,307		211		4,483
Undistributed Net Investment Income (Loss)	(3)		6		4		(11)		(10)

NET ASSETS	$1,616		$29,588		$3,797		$4,063		$22,802

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,042		$29,032		$3,148		$3,504		$19,597

N Class Share	$574		$556		$649		$559		$3,205

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	91,632		2,460,865		141,419		364,467		1,246,674

N Class Share	50,454		47,093		29,496		58,141		203,862

NET ASSET VALUE PER SHARE: (6)
I Class Share	$11.37		$11.80		$22.26		$9.61		$15.72

N Class Share	$11.37		$11.81		$22.02		$9.61		$15.72

(1)	The identified cost for the TCW Artificial Intelligence Equity Fund, the TCW Conservative Allocation Fund, the TCW Focused Equities Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2018 was $1,477, $1,515, $3,578, $3,861 and $17,898, respectively.
(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $ 26,022.
(3)	The identified cost for the TCW Global Real Estate Fund at April 30, 2018 was $6.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

34

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2018

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$558,652	$466,740	$99,183	$930,473
Receivable for Securities Sold	157	892	723	—
Receivable for Fund Shares Sold	18,837	301	169	859
Interest and Dividends Receivable	418	339	47	307
Foreign Tax Reclaims Receivable	26	—	—	—
Receivable from Investment Advisor	27	3	5	9
Prepaid Expenses	28	29	20	31

Total Assets	578,145	468,304	100,147	931,679

LIABILITIES
Payable for Securities Purchased	—	652	135	—
Payable for Fund Shares Redeemed	561	213	104	579
Accrued Directors’ Fees and Expenses	12	12	12	12
Accrued Management Fees	322	270	62	602
Accrued Distribution Fees	102	3	4	29
Other Accrued Expenses	191	100	30	233

Total Liabilities	1,188	1,250	347	1,455

NET ASSETS	$576,957	$467,054	$99,800	$930,224

NET ASSETS CONSIST OF:
Paid-in Capital	$445,383	$278,893	$63,991	$352,015
Accumulated Net Realized Gain on Investments	24,800	34,460	3,302	71,713
Unrealized Appreciation of Investments	105,734	151,888	32,790	507,840
Undistributed Net Investment Income (Loss)	1,040	1,813	(283)	(1,344)

NET ASSETS	$576,957	$467,054	$99,800	$930,224

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$97,625	$452,274	$80,972	$794,967

N Class Share	$479,332	$14,780	$18,828	$135,257

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	5,172,264	21,339,621	3,232,720	29,835,937

N Class Share	24,964,069	699,316	772,319	5,590,003

NET ASSET VALUE PER SHARE: (3)
I Class Share	$18.87	$21.19	$25.05	$26.64

N Class Share	$19.20	$21.13	$24.38	$24.20

(1)	The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2018 was $452,918, $314,852, $66,393 and $422,633, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

35

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2018

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund	TCW Focused Equities Fund		TCW Global Real Estate Fund	TCW New America Premier Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$5	(1)	$15	$82	(1)	$74 (1)	$98	(1)
Dividends from Investment in Affiliated Issuers	—		319	—		—	—

Total	5		334	82		74	98

Expenses:
Management Fees	5		—	30		17	82
Accounting Services Fees	1		3	2		1	2
Administration Fees	1		2	1		1	1
Transfer Agent Fees:
I Class	8		5	4		3	4
N Class	8		3	3		3	3
Custodian Fees	1		1	2		3	3
Professional Fees	19		9	11		10	18
Directors’ Fees and Expenses	22		24	20		24	24
Registration Fees:
I Class	2		10	11		9	8
N Class	2		9	12		9	8
Distribution Fees:
N Class	1		1	1		1	3
Shareholder Reporting Expense	16		1	1		— (2)	—	(2)
Other	4		3	4		3	4

Total	90		71	102		84	160

Less Expenses Borne by Investment Advisor:
I Class	45		—	37		41	34
N Class	37		12	18		17	19

Net Expenses	8		59	47		26	107

Net Investment Income (Loss)	(3)		275	35		48	(9)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	27		28	901		(147)	308
Investments in Affiliated Issuers	—		182	—		—	—
Realized Gain Received as Distribution from Affiliated Issuers	—		878	—		—	—
Foreign Currency	—		—	—		(2)	—
Securities Sold Short	—		—	—		—	(29)
Change in Unrealized Appreciation (Depreciation) on:
Investments	46		8	(584)		(89)	1,029
Foreign Currency	—		—	—		— (2)	—	(2)
Investments in Affiliated Issuers	—		(1,039)	—		—	—
Securities sold short	—		—	—		—	40

Net Realized and Unrealized Gain (Loss) on Investments	73		57	317		(238)	1,348

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70		$332	$352		$(190)	$1,339

(1)	Net of foreign taxes withheld of $0, $1, $3 and $1 for the TCW Artificial Intelligence Equity Fund, the TCW Focused Equities Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

36

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2018

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$7,726	(1)	$4,802	$700	(1)	$2,818	(1)

Total	7,726		4,802	700		2,818

Expenses:
Management Fees	1,963		1,571	394		3,431
Accounting Services Fees	33		24	6		44
Administration Fees	19		15	4		28
Transfer Agent Fees:
I Class	52		144	22		316
N Class	251		12	11		70
Custodian Fees	3		2	3		2
Professional Fees	28		18	14		24
Directors’ Fees and Expenses	24		24	24		24
Registration Fees:
I Class	10		14	9		12
N Class	14		10	9		9
Distribution Fees:
N Class	606		20	24		170
Shareholder Reporting Expense	3		2	2		3
Other	51		30	8		76

Total	3,057		1,886	530		4,209

Less Expenses Borne by Investment Advisor:
N Class	155		17	25		48

Net Expenses	2,902		1,869	505		4,161

Net Investment Income (Loss)	4,824		2,933	195		(1,343)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	24,429		35,116	4,143		72,184
Foreign Currency	—		—	—		—	(2)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,798)		(29,644)	283		21,211

Net Realized and Unrealized Gain (Loss) on Investments	17,631		5,472	4,426		93,395

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,455		$8,405	$4,621		$92,052

(1)	Net of foreign taxes withheld of $69, $3 and $10 for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund, respectively.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Artificial Intelligence Equity Fund			TCW Conservative Allocation Fund
	Six Months Ended April 30, 2018 (Unaudited)		August 31, 2017 (Commencement of Operations) through October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(3)		$—	$275	$375
Net Realized Gain (Loss) on Investments	27		(9)	1,088	1,035
Change in Unrealized Appreciation on Investments	46		83	(1,031)	673

Increase in Net Assets Resulting from Operations	70		74	332	2,083

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(1)	—	(503)	(666)
N Class	—	(1)	—	(6)	(20)
Distributions from Net Realized Gain:
I Class	—		—	(737)	(1,136)
N Class	—		—	(13)	(49)

Total Distributions to Shareholders	—	(1)	—	(1,259)	(1,871)

NET CAPITAL SHARE TRANSACTIONS
I Class	314		653	(200)	930
N Class	5		500	39	(1,045)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	319		1,153	(161)	(115)

Increase (Decrease) in Net Assets	389		1,227	(1,088)	97
NET ASSETS
Beginning of Period	1,227		—	30,676	30,579

End of Period	$1,616		$1,227	$29,588	$30,676

Undistributed Net Investment Income (Loss)	$(3)		$—	$6	$240

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Focused Equities Fund		TCW Global Real Estate Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$35	$60	$48	$81
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	901	282	(149)	(69)
Change in Unrealized Appreciation on Investments	(584)	1,134	(89)	273

Increase (Decrease) in Net Assets Resulting from Operations	352	1,476	(190)	285

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(46)	(119)	(35)	(70)
N Class	(4)	(12)	(5)	(15)

Total Distributions to Shareholders	(50)	(131)	(40)	(85)

NET CAPITAL SHARE TRANSACTIONS
I Class	(6,114)	(1,143)	888	(842)
N Class	(71)	(383)	6	25

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(6,185)	(1,526)	894	(817)

Increase (Decrease) in Net Assets	(5,883)	(181)	664	(617)
NET ASSETS
Beginning of Period	9,680	9,861	3,399	4,016

End of Period	$3,797	$9,680	$4,063	$3,399

Undistributed Net Investment Income (Loss)	$4	$19	$(11)	$(19)

See accompanying notes to financial statements.

39

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW New America Premier Equities Fund		TCW Relative Value Dividend Appreciation Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(9)	$12	$4,824	$20,083
Net Realized Gain on Investments and Short Sales	279	696	24,429	196,680
Change in Unrealized Appreciation on Investments and Short Sales	1,069	3,194	(6,798)	(74,073)

Increase in Net Assets Resulting from Operations	1,339	3,902	22,455	142,690

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(36)	(1,227)	(3,591)
N Class	—	(5)	(4,600)	(14,872)
Distributions from Net Realized Gain:
I Class	(587)	(115)	(4,852)	—
N Class	(90)	(17)	(17,818)	—

Total Distributions to Shareholders	(677)	(173)	(28,497)	(18,463)

NET CAPITAL SHARE TRANSACTIONS
I Class	2,490	10,113	(30,070)	(58,271)
N Class	810	727	(9,195)	(485,444)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	3,300	10,840	(39,265)	(543,715)

Increase (Decrease) in Net Assets	3,962	14,569	(45,307)	(419,488)
NET ASSETS
Beginning of Period	18,840	4,271	622,264	1,041,752

End of Period	$22,802	$18,840	$576,957	$622,264

Undistributed Net Investment Income (Loss)	$(10)	$(1)	$1,040	$2,043

See accompanying notes to financial statements.

40

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Large Cap Fund		TCW Relative Value Mid Cap Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$2,933	$10,236	$195	$432
Net Realized Gain on Investments	35,116	69,143	4,143	10,180
Change in Unrealized Appreciation on Investments	(29,644)	17,929	283	15,854

Increase in Net Assets Resulting from Operations	8,405	97,308	4,621	26,466

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(9,140)	(8,711)	(419)	(479)
N Class	(271)	(328)	(58)	(79)
Distributions from Net Realized Gain:
I Class	(60,130)	(23,770)	(6,332)	—
N Class	(2,056)	(1,014)	(1,450)	—

Total Distributions to Shareholders	(71,597)	(33,823)	(8,259)	(558)

NET CAPITAL SHARE TRANSACTIONS
I Class	41,324	(69,061)	(208)	(11,805)
N Class	471	(5,677)	415	(2,551)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	41,795	(74,738)	207	(14,356)

Increase (Decrease) in Net Assets	(21,397)	(11,253)	(3,431)	11,552
NET ASSETS
Beginning of Period	488,451	499,704	103,231	91,679

End of Period	$467,054	$488,451	$99,800	$103,231

Undistributed Net Investment Income (Loss)	$1,813	$8,291	$(283)	$(1)

See accompanying notes to financial statements.

41

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Select Equities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(1,343)	$(2,097)
Net Realized Gain on Investments	72,184	244,140
Change in Unrealized Appreciation on Investments	21,211	(35,595)

Increase in Net Assets Resulting from Operations	92,052	206,448

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(170,620)	(74,719)
N Class	(31,204)	(9,066)

Total Distributions to Shareholders	(201,824)	(83,785)

NET CAPITAL SHARE TRANSACTIONS
I Class	118,710	(597,986)
N Class	13,944	(33,131)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	132,654	(631,117)

Increase (Decrease) in Net Assets	22,882	(508,454)
NET ASSETS
Beginning of Period	907,342	1,415,796

End of Period	$930,224	$907,342

Undistributed Net Investment Loss	$(1,344)	$(1)

See accompanying notes to financial statements.

42

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2018

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 20 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 9 U.S. Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified U.S. Equity Fund

TCW Artificial Intelligence Equity Fund	Seeks to provide long term capital appreciation by investing at least 80% of the value of its net assets in publicly traded equity securities of growth businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence.
Diversified U.S. Equity Funds

TCW Focused Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in publicly traded equity securities of companies with market capitalizations of greater than $3 billion dollars at the time of acquisition.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”) and real estate companies.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% under normal circumstances of the value of its net assets in companies with enduring, cash generating business whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generating by the businesses.

TCW Relative Value Dividend Appreciation Fund	Seeks to generate a high level of dividend income along with capital appreciation by investing at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase.

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective
TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations at the time of acquisition, within the capitalization ranges of the companies comprising the Russell Mid Cap Index.

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing primarily in equity securities that the portfolio manager believes to have strong and enduring business models and inherent advantages over their companies.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds. The Fund may also invests in ETFs.

All Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds are valued based on the NAV per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

44

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships.    Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

The summary of the inputs used as of April 30, 2018 in valuing the Funds’ investments is listed after each Fund’s Schedule of Investments.

The Funds held no investments or other financial instruments at April 30, 2018 for which fair value was calculated using Level 3 inputs.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy for the period ended April 30, 2018.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the market value of foreign securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

46

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

The Funds did not engage in transactions involving derivatives for the period ended April 30, 2018.

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against, or take advantage of changes in currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2018, the Funds did not purchase or write any option contracts.

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the values of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2018.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2018.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

48

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest of the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Risk Considerations (Continued)

over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2018, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation	Cost of Investments for Federal Income Tax Purposes
TCW Artificial Intelligence Equity Fund	$165	$(40)	$125	$1,481
TCW Conservative Allocation Fund	2,162	(343)	1,819	27,567
TCW Focused Equities Fund	1,423	(133)	1,290	3,595
TCW Global Real Estate Fund	322	(158)	164	3,908
TCW New America Premier Equities Fund	4,461	(1)	4,460	17,921
TCW Relative Value Dividend Appreciation Fund	140,529	(34,558)	105,971	452,681
TCW Relative Value Large Cap Fund	160,125	(9,105)	151,020	315,720
TCW Relative Value Mid Cap Fund	33,094	(1,109)	31,985	67,198
TCW Select Equities Fund	513,887	(6,275)	507,612	422,861

At October 31, 2017, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income		Undistributed Long-Term Gain	Total Distributable Earnings
TCW Artificial Intelligence Equity Fund	$—	(1)	$—	$—	(1)
TCW Conservative Allocation Fund	242		749	991
TCW Focused Equities Fund	31		—	31
TCW Global Real Estate Fund	14		—	14
TCW New America Premier Equities Fund	669		8	677
TCW Relative Value Dividend Appreciation Fund	2,044		22,669	24,713
TCW Relative Value Large Cap Fund	9,182		61,294	70,476
TCW Relative Value Mid Cap Fund	366		7,415	7,781
TCW Select Equities Fund	—		201,823	201,823

(1)	Amount rounds to less than $1

50

TCW Funds, Inc.

April 30, 2018

Note 4 — Federal Income Taxes (Continued)

For the fiscal year ended October 31, 2017, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Return Of Capital	Total Distributions
TCW Conservative Allocation Fund	$686	$1,185	$—	$1,871
TCW Focused Equities Fund	131	—	—	131
TCW Global Real Estate Fund	85	—	—	85
TCW New America Premier Equities Fund	173	—	—	173
TCW Relative Value Dividend Appreciation Fund	18,463	—	—	18,463
TCW Relative Value Large Cap Fund	9,039	24,784	—	33,823
TCW Relative Value Mid Cap Fund	558	—	—	558
TCW Select Equities Fund	—	83,785	—	83,785

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At October 31, 2017, the following Funds had net realized loss carryforwards for federal income tax purposes. (amounts in thousands).

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Artificial Intelligence Equity Fund	$8	$—	$8
TCW Global Real Estate Fund	451	60	511

The Funds did not have any unrecognized tax benefits at April 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2018. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Artificial Intelligence Equity Fund	0.80%
TCW Focused Equities Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.80%
TCW Relative Value Dividend Appreciation Fund	0.65%
TCW Relative Value Large Cap Fund	0.65%
TCW Relative Value Mid Cap Fund	0.70	% (1)
TCW Select Equities Fund	0.75%

(1)	From November 1, 2017 through February 28, 2018, the management fee was 0.80%.

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly, as a shareholder in the affiliated funds.

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets.

TCW Artificial Intelligence Equity Fund
I Class	1.05	% (1)
N Class	1.05	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Focused Equities Fund
I Class	1.01	% (1)
N Class	1.01	% (1)
TCW Global Real Estate Fund
I Class	1.00	% (1)
N Class	1.15	% (1)
TCW New America Premier Equities Fund
I Class	1.04	% (1)
N Class	1.04	% (1)
TCW Relative Value Dividend Appreciation Fund
I Class	0.80	% (1)
N Class	1.00	% (2)
TCW Relative Value Large Cap Fund
I Class	0.80	% (1)
N Class	1.00	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Select Equities Fund
I Class	1.07	% (2)
N Class	1.07	% (2)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)	Limitations based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2018. These limitations are voluntary and terminable in a six month notice.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Total accrued and deferred amounts are recorded on the Fund’s books as other liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

52

TCW Funds, Inc.

April 30, 2018

Note 7 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2018 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West Low Duration Bond Fund	0.13%
Metropolitan West Total Return Bond Fund	0.00	% (2)
Metropolitan West Unconstrained Bond Fund	0.18%
TCW / Gargoyle Dynamic 500 Fund	31.79%
TCW Global Bond Fund	4.43%
TCW New America Premier Equities Fund	12.57%
TCW Relative Value Large Cap Fund	0.66%
TCW Relative Value Mid Cap Fund	0.85%
TCW Select Equities Fund	0.19%
TCW Total Return Bond Fund	0.04%

(1)	Percentage ownership based on total net assets of the underlying fund.
(2)	Amount rounds to less than 0.00%.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2018, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Artificial Intelligence Equity Fund	$844	$579	$—	$—
TCW Conservative Allocation Fund	2,860	3,278	—	—
TCW Focused Equities Fund	805	5,899	—	—
TCW Global Real Estate Fund	3,315	2,323	—	—
TCW New America Premier Equities Fund	5,534	3,225	—	—
TCW Relative Value Dividend Appreciation Fund	42,687	124,347	—	—
TCW Relative Value Large Cap Fund	45,868	73,954	—	—
TCW Relative Value Mid Cap Fund	8,694	15,941	—	—
TCW Select Equities Fund	75,968	144,609	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Artificial Intelligence Equity Fund	Six Months Ended April 30, 2018 (Unaudited)			August 31, 2017 (Commencement of Operations) through October 31, 2017
I Class	Shares	Amount (in thousands)		Shares	Amount (in thousands)
Shares Sold	26,356	$314		65,264	$653
Shares Issued upon Reinvestment of Dividends	12	—	(1)	—	—

Net Increase	26,368	$314		65,264	$653

N Class	Shares	Amount (in thousands)		Shares	Amount (in thousands)
Shares Sold	445	$5		50,000	$500
Shares Issued upon Reinvestment of Dividends	9	—	(1)	—	—

Net Increase	454	$5		50,000	$500

(1)	Amount rounds to less than $1.

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	39,071	$477	186,502	$2,188
Shares Issued upon Reinvestment of Dividends	102,922	1,217	155,467	1,761
Shares Redeemed	(158,733)	(1,894)	(254,486)	(3,019)

Net Increase (Decrease)	(16,740)	$(200)	87,483	$930

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,842	$93	26,148	$313
Shares Issued upon Reinvestment of Dividends	1,528	18	5,978	68
Shares Redeemed	(6,059)	(72)	(120,636)	(1,426)

Net Increase (Decrease)	3,311	$39	(88,510)	$(1,045)

TCW Focused Equities Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	36,706	$807	17,594	$360
Shares Issued upon Reinvestment of Dividends	2,000	45	5,551	109
Shares Redeemed	(317,780)	(6,966)	(79,622)	(1,612)

Net Decrease	(279,074)	$(6,114)	(56,477)	$(1,143)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	102	$2	846	$17
Shares Issued upon Reinvestment of Dividends	163	4	629	12
Shares Redeemed	(3,564)	(77)	(20,542)	(412)

Net Decrease	(3,299)	$(71)	(19,067)	$(383)

TCW Global Real Estate Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	125,772	$1,281	33,764	$329
Shares Issued upon Reinvestment of Dividends	3,426	34	6,976	67
Shares Redeemed	(43,861)	(427)	(133,260)	(1,238)

Net Increase (Decrease)	85,337	$888	(92,520)	$(842)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	97	$1	2,031	$20
Shares Issued upon Reinvestment of Dividends	521	5	1,581	15
Shares Redeemed	—	—	(1,041)	(10)

Net Increase	618	$6	2,571	$25

54

TCW Funds, Inc.

April 30, 2018

Note 9 — Capital Share Transactions (Continued)

TCW New America Premier Equities Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	182,668	$2,827	889,822	$11,268
Shares Issued upon Reinvestment of Dividends	38,162	572	12,994	146
Shares Redeemed	(58,734)	(909)	(98,168)	(1,301)

Net Increase	162,096	$2,490	804,648	$10,113

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	50,187	$782	51,050	$726
Shares Issued upon Reinvestment of Dividends	5,975	90	2,001	23
Shares Redeemed	(4,077)	(62)	(1,724)	(22)

Net Increase	52,085	$810	51,327	$727

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	338,440	$6,565	1,571,327	$29,392
Shares Issued upon Reinvestment of Dividends	299,419	5,739	174,490	3,283
Shares Redeemed	(2,178,504)	(42,374)	(4,785,356)	(90,946)

Net Decrease	(1,540,645)	$(30,070)	(3,039,539)	$(58,271)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,404,133	$27,221	24,813,876	$468,038
Shares Issued upon Reinvestment of Dividends	1,142,868	22,283	773,578	14,787
Shares Redeemed	(2,960,491)	(58,699)	(31,373,199)	(594,714)
Shares Redeemed through in-kind Redemptions	—	—	(19,698,827)	(373,555)

Net Decrease	(413,490)	$(9,195)	(25,484,572)	$(485,444)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,740,469	$38,710	2,241,430	$51,607
Shares Issued upon Reinvestment of Dividends	3,059,338	67,000	1,432,234	31,595
Shares Redeemed	(2,889,804)	(64,386)	(6,703,734)	(152,263)

Net Increase (Decrease)	1,910,003	$41,324	(3,030,070)	$(69,061)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	21,311	$487	99,985	$2,299
Shares Issued upon Reinvestment of Dividends	105,507	2,305	60,256	1,327
Shares Redeemed	(103,905)	(2,321)	(400,430)	(9,303)

Net Increase (Decrease)	22,913	$471	(240,189)	$(5,677)

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	225,370	$5,853	365,523	$8,619
Shares Issued upon Reinvestment of Dividends	260,384	6,601	20,199	461
Shares Redeemed	(494,503)	(12,662)	(883,074)	(20,885)

Net Decrease	(8,749)	$(208)	(497,352)	$(11,805)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	15,819	$396	133,705	$3,025
Shares Issued upon Reinvestment of Dividends	58,853	1,452	3,399	76
Shares Redeemed	(57,642)	(1,433)	(245,555)	(5,652)

Net Increase (Decrease)	17,030	$415	(108,451)	$(2,551)

TCW Select Equities Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,544,758	$101,060	4,737,934	$124,547
Shares Issued upon Reinvestment of Dividends	4,718,127	118,189	1,164,576	27,822
Shares Redeemed	(3,690,183)	(100,539)	(29,165,155)	(750,355)

Net Increase (Decrease)	4,572,702	$118,710	(23,262,645)	$(597,986)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	170,001	$4,512	229,950	$5,748
Shares Issued upon Reinvestment of Dividends	1,337,789	30,448	396,802	8,817
Shares Redeemed	(834,400)	(21,016)	(1,917,314)	(47,696)

Net Increase (Decrease)	673,390	$13,944	(1,290,562)	$(33,131)

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2018.

Note 11 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes with an expiration date of December 29, 2018. The interest rate on borrowing is the higher of the Federal Funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2018. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the statements of operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

56

TCW Funds, Inc.

April 30, 2018

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 13 — Subsequent Event

The Advisor recommended and the Board approved the liquidation of the TCW Focused Equities Fund. As a result, the Fund liquidated and distributed its assets to its shareholders on or about May 31, 2018.

The liquidation is a taxable event and will be treated as any other redemption of shares and may result in capital gain or loss for federal tax purposes.

57

TCW Artificial Intelligence Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		August 31, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value per Share, Beginning of Period	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.02)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	0.75		0.64

Total from Investment Operations	0.73		0.64

Less Distributions:
Distributions from Net Investment Income	(0.00	) (1)	—

Net Asset Value per Share, End of Period	$11.37		$10.64

Total Return	6.88	% (4)	6.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,042		$695
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement (5)	12.30%		23.66%
After Expense Reimbursement (5)	1.05%		1.05%
Ratio of Net Investment Loss to Average Net Assets (5)	(0.31)%		(0.23)%
Portfolio Turnover Rate	43.12	% (4)	13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (commencement of operations) through October 31, 2017.
(4)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

58

TCW Artificial Intelligence Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		August 31, 2017 (Commencement of Operations) through October 31, 2017
Net Asset Value per Share, Beginning of Period	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.02)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	0.75		0.64

Total from Investment Operations	0.73		0.64

Less Distributions:
Distributions from Net Investment Income	(0.00	) (1)	—

Net Asset Value per Share, End of Period	$11.37		$10.64

Total Return	6.88	% (4)	6.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$574		$532
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement (5)	14.49%		26.07%
After Expense Reimbursement (5)	1.05%		1.05%
Ratio of Net Investment Loss to Average Net Assets (5)	(0.31)%		(0.25)%
Portfolio Turnover Rate	43.12	% (4)	13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (commencement of operations) through October 31, 2017.
(4)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

59

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$12.17		$12.13	$12.50	$12.24	$11.66	$10.91

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.15	0.17	0.13	0.11	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.02		0.67	(0.07)	0.33	0.67	0.79

Total from Investment Operations	0.13		0.82	0.10	0.46	0.78	1.01

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.29)	(0.19)	(0.14)	(0.20)	(0.26)
Distributions from Net Realized Gain	(0.30)		(0.49)	(0.28)	(0.06)	—	—

Total Distributions	(0.50)		(0.78)	(0.47)	(0.20)	(0.20)	(0.26)

Net Asset Value per Share, End of Period	$11.80		$12.17	$12.13	$12.50	$12.24	$11.66

Total Return	1.07	% (2)	7.28%	0.78%	3.88%	6.66%	9.42%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,032		$30,144	$28,982	$33,909	$30,746	$27,121
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	0.37	% (4)	0.36%	0.30%	0.25%	0.29%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.83	% (4)	1.26%	1.41%	1.01%	0.94%	1.96%
Portfolio Turnover Rate	9.40	% (2)	55.53%	37.62%	30.24%	40.56%	57.98%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

60

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$12.15		$12.07	$12.44	$12.17	$11.61	$10.89

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.11	0.11	0.04	0.05	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.03		0.66	(0.08)	0.35	0.66	0.78

Total from Investment Operations	0.11		0.77	0.03	0.39	0.71	0.96

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.20)	(0.12)	(0.06)	(0.15)	(0.24)
Distributions from Net Realized Gain	(0.30)		(0.49)	(0.28)	(0.06)	—	—

Total Distributions	(0.45)		(0.69)	(0.40)	(0.12)	(0.15)	(0.24)

Net Asset Value per Share, End of Period	$11.81		$12.15	$12.07	$12.44	$12.17	$11.61

Total Return	0.84	% (2)	6.74%	0.31%	3.31%	6.07%	8.97%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$556		$532	$1,597	$1,876	$807	$1,047
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	5.16	% (4)	3.30%	1.54%	1.61%	3.20%	2.84%
After Expense Reimbursement	0.77	% (4)	0.81%	0.82%	0.84%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.42	% (4)	0.89%	0.89%	0.36%	0.41%	1.58%
Portfolio Turnover Rate	9.40	% (2)	55.53%	37.62%	30.24%	40.56%	57.98%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

61

TCW Focused Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$21.37		$18.67	$19.45	$19.37	$16.02	$12.20

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.12	0.20	0.12	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.92		2.83	(0.79)	0.04	3.34	3.86

Total from Investment Operations	1.00		2.95	(0.59)	0.16	3.43	3.94

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.25)	(0.19)	(0.08)	(0.08)	(0.12)

Net Asset Value per Share, End of Period	$22.26		$21.37	$18.67	$19.45	$19.37	$16.02

Total Return	4.64	% (2)	15.91%	(3.04)%	0.79%	21.46%	32.67%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,148		$8,987	$8,903	$9,386	$9,970	$7,628
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.86	% (3)	1.82%	1.60%	1.46%	1.60%	1.95%
After Expense Reimbursement	1.00	% (3)	1.04%	1.08%	1.09%	1.11%	1.14%
Ratio of Net Investment Income to Average Net Assets	0.75	% (3)	0.61%	1.08%	0.62%	0.52%	0.56%
Portfolio Turnover Rate	8.84	% (2)	19.03%	47.89%	83.02%	39.65%	39.65%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

62

TCW Focused Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$21.15		$18.47	$19.25	$19.17	$15.85	$12.11

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.13	0.19	0.12	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.90		2.80	(0.78)	0.04	3.31	3.82

Total from Investment Operations	0.98		2.93	(0.59)	0.16	3.40	3.90

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.25)	(0.19)	(0.08)	(0.08)	(0.16)

Net Asset Value per Share, End of Period	$22.02		$21.15	$18.47	$19.25	$19.17	$15.85

Total Return	4.64	% (2)	15.98%	(3.08)%	0.80%	21.50%	32.61%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$649		$693	$958	$1,454	$1,804	$921
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.03	% (3)	4.70%	3.19%	2.39%	3.66%	4.15%
After Expense Reimbursement	1.00	% (3)	1.04%	1.08%	1.09%	1.11%	1.14%
Ratio of Net Investment Income to Average Net Assets	0.73	% (3)	0.63%	1.05%	0.63%	0.50%	0.58%
Portfolio Turnover Rate	8.84	% (2)	19.03%	47.89%	83.02%	39.65%	39.65%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

63

TCW Global Real Estate Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		November 28, 2014 (Commencement of Operations through October 31, 2015)
			2017	2016
Net Asset Value per Share, Beginning of Period	$10.10		$9.42	$9.71	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.25	0.30	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		0.70	(0.26)	(0.27)

Total from Investment Operations	(0.40)		0.95	0.04	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.27)	(0.29)	(0.23)
Distributions from Net Realized Gain	—		—	(0.01)	—
Distributions from Return of Capital	—		—	(0.03)	—

Total Distributions	(0.09)		(0.27)	(0.33)	(0.23)

Net Asset Value per Share, End of Period	$9.61		$10.10	$9.42	$9.71

Total Return	(3.99	)% (3)	10.28%	0.31%	(0.62	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,504		$2,818	$3,499	$4,320
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.51	% (4)	4.38%	3.29%	5.28	% (4)
After Expense Reimbursement	1.23	% (4)	1.37%	1.40%	1.43	% (4)
Ratio of Net Investment Income to Average Net Assets	2.34	% (4)	2.57%	3.14%	2.27	% (4)
Portfolio Turnover Rate	58.21	% (3)	74.51%	68.69%	23.58	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

64

TCW Global Real Estate Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		November 28, 2014 (Commencement of Operations through October 31, 2015)
			2017	2016
Net Asset Value per Share, Beginning of Period	$10.10		$9.42	$9.70	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.25	0.32	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		0.70	(0.27)	(0.31)

Total from Investment Operations	(0.40)		0.95	0.05	(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.27)	(0.29)	(0.23)
Distributions from Net Realized Gain	—		—	(0.01)	—
Distributions from Return of Capital	—		—	(0.03)	—

Total Distributions	(0.09)		(0.27)	(0.33)	(0.23)

Net Asset Value per Share, End of Period	$9.61		$10.10	$9.42	$9.70

Total Return	(3.99	)% (3)	10.28%	0.41%	(0.72	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$559		$581	$517	$510
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.25	% (4)	7.92%	6.66%	9.21	% (4)
After Expense Reimbursement	1.29	% (4)	1.37%	1.40%	1.43	% (4)
Ratio of Net Investment Income to Average Net Assets	2.25	% (4)	2.51%	3.34%	2.58	% (4)
Portfolio Turnover Rate	58.21	% (3)	74.51%	68.69%	23.58	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period November 28, 2014 (Commencement of Operations) through October 31, 2015.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

65

TCW New America Premier Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	January 29, 2016 (Commencement of Operations) through October 31, 2016
Net Asset Value per Share, Beginning of Period	$15.24		$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.01	0.08
Net Realized and Unrealized Gain on Investments	1.03		4.22	1.15

Total from Investment Operations	1.02		4.23	1.23

Less Distributions:
Distributions from Net Investment Income	—		(0.05)	—
Distributions from Net Realized Gain	(0.54)		(0.17)	—

Total Distributions	(0.54)		(0.22)	—

Net Asset Value per Share, End of Period	$15.72		$15.24	$11.23

Total Return	6.86	% (3)	38.41%	12.30	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,597		$16,527	$3,143
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.42	% (4)	1.79%	4.72	% (4)
After Expense Reimbursement	1.04	% (4)	1.04%	1.05	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09	)% (4)	0.11%	1.03	% (4)
Portfolio Turnover Rate	17.07	% (3)	114.48%	73.83	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 29, 2016 (commencement of operations) through October 31, 2016.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

66

TCW New America Premier Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	January 29, 2016 (Commencement of Operations) through October 31, 2016
Net Asset Value per Share, Beginning of Period	$15.24		$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.01	0.08
Net Realized and Unrealized Gain on Investments	1.03		4.22	1.15

Total from Investment Operations	1.02		4.23	1.23

Less Distributions:
Distributions from Net Investment Income	—		(0.05)	—
Distributions from Net Realized Gain	(0.54)		(0.17)	—

Total Distributions	(0.54)		(0.22)	—

Net Asset Value per Share, End of Period	$15.72		$15.24	$11.23

Total Return	6.86	% (3)	38.41%	12.30	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,205		$2,313	$1,128
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.42	% (4)	3.64%	6.08	% (4)
After Expense Reimbursement	1.04	% (4)	1.04%	1.05	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08	)% (4)	0.11%	0.98	% (4)
Portfolio Turnover Rate	17.07	% (3)	114.48%	73.83	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period January 29, 2016 (commencement of operations) through October 31, 2016.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

67

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$19.14		$16.95	$16.49	$16.71	$15.11	$11.77

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.48	0.35	0.30	0.27	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.49		2.17	0.41	(0.24)	1.61	3.36

Total from Investment Operations	0.66		2.65	0.76	0.06	1.88	3.61

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.46)	(0.30)	(0.28)	(0.28)	(0.27)
Distributions from Net Realized Gain	(0.72)		—	—	—	—	—

Total Distributions	(0.93)		(0.46)	(0.30)	(0.28)	(0.28)	(0.27)

Net Asset Value per Share, End of Period	$18.87		$19.14	$16.95	$16.49	$16.71	$15.11

Total Return	3.41	% (2)	15.69%	4.66%	0.40%	12.49%	31.06%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$97,625		$128,498	$165,331	$175,694	$195,400	$176,226
Ratio of Expenses to Average Net Assets	0.80	% (3)	0.78%	0.87%	0.86%	0.86%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.78	% (3)	2.60%	2.11%	1.81%	1.67%	1.86%
Portfolio Turnover Rate	7.10	% (2)	23.45%	19.13%	17.95%	17.33%	18.37%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

68

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$19.46		$17.23	$16.76	$16.99	$15.34	$11.92

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.43	0.31	0.26	0.23	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.50		2.23	0.43	(0.25)	1.63	3.41

Total from Investment Operations	0.65		2.66	0.74	0.01	1.86	3.63

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.43)	(0.27)	(0.24)	(0.21)	(0.21)
Distributions from Net Realized Gain	(0.72)		—	—	—	—	—

Total Distributions	(0.91)		(0.43)	(0.27)	(0.24)	(0.21)	(0.21)

Net Asset Value per Share, End of Period	$19.20		$19.46	$17.23	$16.76	$16.99	$15.34

Total Return	3.31	% (2)	15.46%	4.43%	0.10%	12.19%	30.71%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$479,332		$493,766	$876,421	$878,544	$970,397	$887,435
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.06	% (3)	1.05%	1.15%	1.14%	1.14%	1.11%
After Expense Reimbursement	1.00	% (3)	1.00%	1.11%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.55	% (3)	2.24%	1.86%	1.53%	1.40%	1.60%
Portfolio Turnover Rate	7.10	% (2)	23.45%	19.13%	17.95%	17.33%	18.37%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

69

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$24.30		$21.38	$21.99	$22.09	$19.47	$14.91

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.49	0.32	0.26	0.21	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.33		3.96	0.19	(0.14)	2.65	4.53

Total from Investment Operations	0.47		4.45	0.51	0.12	2.86	4.72

Less Distributions:
Distributions from Net Investment Income	(0.47)		(0.41)	(0.25)	(0.22)	(0.24)	(0.16)
Distributions from Net Realized Gain	(3.11)		(1.12)	(0.87)	—	—	—

Total Distributions	(3.58)		(1.53)	(1.12)	(0.22)	(0.24)	(0.16)

Net Asset Value per Share, End of Period	$21.19		$24.30	$21.38	$21.99	$22.09	$19.47

Total Return	1.45	% (2)	21.55%	2.61%	0.50%	14.79%	31.99%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$452,274		$472,078	$480,174	$667,957	$700,484	$543,669
Ratio of Expenses to Average Net Assets	0.76	% (3)	0.77%	0.88%	0.88%	0.88%	0.87%
Ratio of Net Investment Income to Average Net Assets	1.22	% (3)	2.11%	1.57%	1.14%	1.02%	1.13%
Portfolio Turnover Rate	9.60	% (2)	24.44%	14.71%	21.60%	18.77%	37.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

70

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$24.21		$21.31	$21.91	$22.04	$19.44	$14.89

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.44	0.28	0.19	0.16	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.33		3.94	0.19	(0.14)	2.65	4.52

Total from Investment Operations	0.44		4.38	0.47	0.05	2.81	4.67

Less Distributions:
Distributions from Net Investment Income	(0.41)		(0.36)	(0.20)	(0.18)	(0.21)	(0.12)
Distributions from Net Realized Gain	(3.11)		(1.12)	(0.87)	—	—	—

Total Distributions	(3.52)		(1.48)	(1.07)	(0.18)	(0.21)	(0.12)

Net Asset Value per Share, End of Period	$21.13		$24.21	$21.31	$21.91	$22.04	$19.44

Total Return	1.32	% (2)	21.27%	2.42%	0.20%	14.52%	31.64%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,780		$16,373	$19,530	$25,084	$29,589	$75,450
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.22	% (3)	1.16%	1.23%	1.20%	1.12%	1.13%
After Expense Reimbursement	1.00	% (3)	1.00%	1.10%	1.16%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.99	% (3)	1.93%	1.35%	0.86%	0.77%	0.83%
Portfolio Turnover Rate	9.60	% (2)	24.44%	14.71%	21.60%	18.77%	37.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

71

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$25.96		$20.02	$22.43	$26.62	$26.56	$20.10

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.11	0.18	0.17	0.13	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.12		5.96	0.34	(1.16)	2.70	6.48

Total from Investment Operations	1.17		6.07	0.52	(0.99)	2.83	6.64

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.13)	(0.16)	(0.12)	(0.14)	(0.17)
Distributions from Net Realized Gain	(1.95)		—	(2.77)	(3.08)	(2.63)	(0.01)

Total Distributions	(2.08)		(0.13)	(2.93)	(3.20)	(2.77)	(0.18)

Net Asset Value per Share, End of Period	$25.05		$25.96	$20.02	$22.43	$26.62	$26.56

Total Return	4.40	% (2)	30.40%	3.53%	(4.58)%	11.09%	33.30%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$80,972		$84,136	$74,840	$93,356	$114,823	$118,138
Ratio of Expenses to Average Net Assets	0.96	% (3)	0.99%	0.98%	0.96%	0.95%	0.94%
Ratio of Net Investment Income to Average Net Assets	0.40	% (3)	0.45%	0.96%	0.68%	0.49%	0.68%
Portfolio Turnover Rate	8.55	% (2)	31.93%	17.81%	23.15%	21.67%	28.91%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

72

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$25.28		$19.50	$21.90	$26.08	$26.07	$19.74

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.07	0.14	0.10	0.06	0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.10		5.80	0.32	(1.12)	2.65	6.37

Total from Investment Operations	1.13		5.87	0.46	(1.02)	2.71	6.46

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.09)	(0.09)	(0.08)	(0.07)	(0.12)
Distributions from Net Realized Gain	(1.95)		—	(2.77)	(3.08)	(2.63)	(0.01)

Total Distributions	(2.03)		(0.09)	(2.86)	(3.16)	(2.70)	(0.13)

Net Asset Value per Share, End of Period	$24.38		$25.28	$19.50	$21.90	$26.08	$26.07

Total Return	4.35	% (2)	30.15%	3.30%	(4.78)%	10.80%	32.90%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,828		$19,095	$16,839	$19,559	$28,458	$36,875
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34	% (3)	1.37%	1.35%	1.30%	1.27%	1.32%
After Expense Reimbursement	1.08	% (3)	1.16%	1.20%	1.21%	1.20%	1.23%
Ratio of Net Investment Income to Average Net Assets	0.28	% (3)	0.29%	0.74%	0.44%	0.23%	0.40%
Portfolio Turnover Rate	8.55	% (2)	31.93%	17.81%	23.15%	21.67%	28.91%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

73

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net Asset Value per Share, Beginning of Period	$30.42		$26.06	$29.65	$26.71	$24.84		$19.81

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		(0.05)	(0.10)	(0.02)	(0.03)		0.03
Net Realized and Unrealized Gain (Loss) on Investments	2.84		5.99	(1.42)	3.80	2.71		5.34

Total from Investment Operations	2.80		5.94	(1.52)	3.78	2.68		5.37

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	(0.00	) (2)	(0.05)
Distributions from Net Realized Gain	(6.58)		(1.58)	(2.07)	(0.84)	(0.81)		(0.29)

Total Distributions	(6.58)		(1.58)	(2.07)	(0.84)	(0.81)		(0.34)

Net Asset Value per Share, End of Period	$26.64		$30.42	$26.06	$29.65	$26.71		$24.84

Total Return	10.56	% (3)	24.47%	(5.56)%	14.54%	11.01%		27.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$794,967		$768,535	$1,264,622	$1,629,090	$1,611,400		$1,325,609
Ratio of Expenses to Average Net Assets	0.88	% (4)	0.88%	0.89%	0.88%	0.86%		0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.26	)% (4)	(0.18)%	(0.38)%	(0.08)%	(0.11)%		0.15%
Portfolio Turnover Rate	8.41	% (3)	17.95%	14.05%	27.19%	25.79%		24.55%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

74

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$28.23		$24.35	$27.91	$25.26	$23.59	$18.84

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.06)		(0.10)	(0.16)	(0.09)	(0.10)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	2.61		5.56	(1.33)	3.58	2.58	5.06

Total from Investment Operations	2.55		5.46	(1.49)	3.49	2.48	5.04

Less Distributions:
Distributions from Net Realized Gain	(6.58)		(1.58)	(2.07)	(0.84)	(0.81)	(0.29)

Net Asset Value per Share, End of Period	$24.20		$28.23	$24.35	$27.91	$25.26	$23.59

Total Return	10.49	% (2)	24.20%	(5.81)%	14.22%	10.73%	27.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$135,257		$138,807	$151,174	$274,026	$227,231	$378,026
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.16	% (3)	1.16%	1.16%	1.14%	1.13%	1.10%
After Expense Reimbursement	1.08	% (3)	1.11%	1.14%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.47	)% (3)	(0.39)%	(0.64)%	(0.33)%	(0.40)%	(0.10)%
Portfolio Turnover Rate	8.41	% (2)	17.95%	14.05%	27.19%	25.79%	24.55%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

75

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2017 to April 30, 2018)
TCW Artificial Intelligence Equity Fund
I Class Shares
Actual	$1,000.00	$1,068.80	1.05%		$5.39
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.05%		5.26

N Class Shares
Actual	$1,000.00	$1,068.80	1.05%		$5.39
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.05%		5.26

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,010.70	0.37	% (1)	$1.84	(1)
Hypothetical (5% return before expenses)	1,000.00	1,022.96	0.37	% (1)	1.86	(1)

N Class Shares
Actual	$1,000.00	$1,008.40	0.77	% (1)	$3.83	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.98	0.77	% (1)	3.86	(1)

TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$1,046.40	1.00%		$5.07
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

N Class Shares
Actual	$1,000.00	$1,046.40	1.00%		$5.07
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

76

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2017 to April 30, 2018)
TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$960.10	1.23%	$5.98
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16

N Class Shares
Actual	$1,000.00	$960.10	1.29%	$6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.29%	6.46

TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$1,068.60	1.04%	$5.33
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

N Class Shares
Actual	$1,000.00	$1,068.60	1.04%	$5.33
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,034.10	0.80%	$4.03
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

N Class Shares
Actual	$1,000.00	$1,033.10	1.00%	$5.04
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,014.50	0.76%	$3.80
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76%	3.81

N Class Shares
Actual	$1,000.00	$1,013.20	1.00%	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$1,044.00	0.96%	$4.87
Hypothetical (5% return before expenses)	1,000.00	1,020.03	0.96%	4.81

N Class Shares
Actual	$1,000.00	$1,043.50	1.08%	$5.47
Hypothetical (5% return before expenses)	1,000.00	1,019.44	1.08%	5.41

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,105.60	0.88%	$4.59
Hypothetical (5% return before expenses)	1,000.00	1,020.43	0.88%	4.41

N Class Shares
Actual	$1,000.00	$1,104.90	1.08%	$5.64
Hypothetical (5% return before expenses)	1,000.00	1,019.44	1.08%	5.41

(1)	Does not included Expenses of the underlying affiliated investments.

77

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

78

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Focused Equities Fund (1)

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

(1) Fund terminated May 31, 2018.

FUNDsarEQ0418

APRIL 30

SEMI-ANNUAL

R E P O R T

U.S. FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2018. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2018, the TCW Funds held total assets of nearly $16.0 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2018 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

After a year characterized by investor complacency and risk-on sentiment, the first quarter of 2018 saw a significant pick-up in volatility as markets began pricing in the reality of tighter global liquidity conditions and the equity market experienced its first quarterly loss in three years. Notably, the VIX index surged in February to levels roughly double the average of the past two years, driving significant outflows from mutual funds as investors sought to adjust their risk positions. While bond market volatility was less pronounced, Treasury yields did considerably recalibrate as the Fed continued along the path of rate normalization — with two hikes during the six-month period as expected. The 10-Year yield was 54 basis points (bps) higher to close April month-end at 2.95% while the policy-sensitive 2-Year Treasury note was up 71 bps and overtook the dividend yield on the S&P 500 for the first time since 2008. On the surface, macroeconomic data remained encouraging on balance, with a stronger than expected first quarter GDP growth print, still muted unemployment levels, and solid housing data. However, late-cycle behavior appeared ever-present as share buybacks rose, households became increasingly more levered, and bank lending pulled back. Further, it is important to note that the Fed’s rising rate regime is occurring at the same time that fiscal stimulus is being implemented by way of tax reform, which has necessitated increased T-bill issuance to fund swelling deficits. This in turn puts further upward pressure on short-term funding costs, which will exacerbate already tightening liquidity conditions.

Given the substantial equity market correction in the first quarter, the S&P 500 Index return for the six-month period ended April 2018 ultimately came to a modest 0.7% gain while the backdrop of rising rates led to negative absolute total returns for fixed income markets. The Bloomberg Barclays U.S. Aggregate Index was down 1.7% and trailed duration-matched Treasuries by 8 bps. U.S. investment grade credit performance was particularly weak during the period, with the overall sector down 2.3%. Sovereigns were the worst performers (-2.6%), followed by industrial sectors such as capital goods (-3.0%) and transportation (-3.2%) though communications and energy credits outperformed. High yield credit was an outlier, returning 0.1% and posting positive excess returns of over 125 bps given modestly tighter spreads. Securitized products also fared better than high grade credit, led by non-agency MBS which was supported by strong investor sponsorship and continued improvement in fundamentals. Commercial MBS (CMBS) was another securitized segment that did well, led by non-agency CMBS to outpace duration-matched Treasuries by 28 bps during the period. Agency mortgage-backed securities experienced some pricing weakness early in 2018, then recovered, and ultimately posted modest negative excess returns of 6 bps. Among asset-backed securities (ABS), FFELP student loans outperformed while holdings backed by credit card collateral trailed.

The Economy and Market Ahead

Looking forward to the remainder of 2018, the increase in volatility that started the year does not show any signs of abating as the catalysts for downside risk remain numerous. To start, the ultimate consequences of the Fed’s cumulative rate normalization path remain a looming uncertainty; as these rate hikes are passed through to consumers, we believe interest-rate sensitive parts of the economy will be negatively impacted (i.e., retail sales, auto sales, and

Letter to Shareholders (Continued)

mortgage rates). With consumer debt levels already at historically high levels, any additional interest expense burden will likely stretch budgets further, potentially beyond their limits. One warning sign reflective of this stress is the increasing percentage of auto loan delinquencies. Just as corporate balance sheet leverage will have to be dealt with, given a rising rate environment and the resulting higher funding costs, heightened levels of household leverage cannot be sustained in the long run. Another prominent concern is the potential for a trade war as protectionist rhetoric between China and the U.S. escalates and retaliatory tariffs are imposed. All in all, while low yields, low volatility, and low risk aversion have thus far underpinned strong demand for risk assets, those conditions are now changing and we expect a choppier, higher volatility trading environment in the short to medium term with a meaningful repricing of fixed income assets not out of the question.

Given rising interest rate pressures and an aging credit cycle where the compensation for underwriting risks is limited, the Funds remain true to their disciplined, value-based approach, reflected in a focus on higher quality, more defensive areas of the market. With wariness of embedded risks in the corporate credit market, positioning emphasizes regulated sectors like U.S. financials and utilities, and select industrials with stable cash flows, strong balance sheets, and solid asset coverage. Where held, high yield credit exposure represents a very small position in higher quality holdings that we believe are robust enough to weather anticipated volatility going forward. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. We believe that legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals — it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans and top of the capital structure CLOs. Finally, agency MBS positioning tactically utilizes specified pools and TBAs contingent on the pay-up requirements and carry advantage available.

Data sources for the discussion above include Barclays, Bloomberg, JPMorgan and Merrill Lynch.

Two TCW Fixed Income Funds Receive 2018 Thomson Reuters Lipper Fund Awards

On February 28, 2018, two fixed income funds from the TCW Funds family were honored in the 2018 Thomson Reuters Lipper Fund Awards:

•	The TCW Total Return Bond Fund (TGLMX) was named best U.S. mortgage fund for the ten-year period ended 12/31/17.

•	The TCW Emerging Markets Income Fund (TGEIX) was named best emerging markets hard currency debt fund for the ten-year period ended 12/31/17.

The Thomson Reuters Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2018	Total Return Annualized as of April 30, 2018 (1)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Core Fixed Income Fund
I Class	$10.68	(1.73)%	(0.42)%	1.26%	4.81%	5.89	% (2)	01/01/90	(3)
N Class	$10.65	(1.85)%	(0.77)%	0.96%	4.48%	4.88%		02/26/99
TCW Enhanced Commodity Strategy Fund
I Class	$5.44	5.35%	9.40%	(5.95)%	N/A	(6.43)%		03/31/11
N Class	$5.44	5.35%	9.40%	(5.99)%	N/A	(6.44)%		03/31/11
TCW Global Bond Fund
I Class	$9.73	0.46%	2.89%	0.24%	N/A	2.24%		11/30/11
N Class	$9.73	0.46%	2.89%	0.24%	N/A	2.24%		11/30/11
TCW High Yield Bond Fund
I Class	$6.25	0.37%	3.21%	3.94%	6.18%	7.13	% (2)	02/01/89	(3)
N Class	$6.29	0.12%	3.00%	3.67%	5.96%	5.20%		02/26/99
TCW Short Term Bond Fund
I Class	$8.57	0.45%	0.84%	0.63%	1.58%	3.91	% (2)	02/01/90	(3)
TCW Total Return Bond Fund
I Class	$9.65	(1.66)%	(0.05)%	1.82%	5.72%	6.27%		06/17/93
N Class	$9.95	(1.75)%	(0.38)%	1.51%	5.41%	5.70%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 102.0% of Net Assets
CORPORATE BONDS — 34.2%
Aerospace/Defense — 0.7%
L3 Technologies, Inc.
5.20%	10/15/19	$3,202,000	$3,291,554
Northrop Grumman Corp.
3.25%	01/15/28	2,605,000	2,446,961
United Technologies Corp.
1.78%	05/04/18	5,850,000	5,849,774

			11,588,289

Agriculture — 0.4%
Bat Capital Corp.
2.30% (1)	08/14/20	1,500,000	1,468,379
BAT International Finance PLC (United Kingdom)
1.85% (1)	06/15/18	5,000,000	4,995,661

			6,464,040

Airlines — 0.4%
America West Airlines, Inc. Pass-Through Certificates, (01-1) (EETC)
7.10%	10/02/22	1,496,823	1,591,273
Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1) (EETC)
7.71%	10/02/22	15,662	16,614
Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC)
5.98%	10/19/23	911,761	972,029
Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1) (EETC)
7.25%	05/10/21	630,096	663,176
Continental Airlines, Inc. Pass-Through Certificates, (99-1-A) (EETC)
6.55%	08/02/20	273,015	275,745
Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC)
7.04%	10/01/23	456,886	507,418
US Airways Group, Inc. Pass-Through Certificates (12-1A) (EETC)
5.90%	04/01/26	1,762,900	1,909,498
US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC)
6.25%	10/22/24	411,065	445,255
US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC)
4.63%	12/03/26	714,348	734,311

			7,115,319

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
2.24%	06/15/18	2,000,000	1,999,413
8.13%	01/15/20	1,375,000	1,484,471

Issues	Maturity Date	Principal Amount	Value
Auto Manufacturers (Continued)
General Motors Co.
6.60%	04/01/36	$1,680,000	$1,890,644
General Motors Financial Co., Inc.
2.40%	05/09/19	555,000	553,700
3.10%	01/15/19	3,500,000	3,507,118

			9,435,346

Banks — 11.9%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.660%) (2)	07/21/21	1,030,000	1,010,751
2.60%	01/15/19	217,000	216,983
2.74% (3)	01/23/22	4,400,000	4,329,293
3.00% (3 mo. USD LIBOR + 1.790%) (1)(2)	12/20/23	4,531,000	4,399,837
3.09% (3 mo. USD LIBOR + 1.090%) (2)	10/01/25	2,560,000	2,440,743
3.71% (3 mo. USD LIBOR + 1.512%) (2)	04/24/28	6,900,000	6,666,083
4.13%	01/22/24	2,675,000	2,740,292
5.65%	05/01/18	5,930,000	5,929,988
Bank of New York Mellon Corp. (The)
2.30%	09/11/19	5,000,000	4,970,370
Capital One N.A.
2.35%	08/17/18	2,450,000	2,449,286
Citibank NA
3.05%	05/01/20	4,415,000	4,413,564
Citigroup, Inc.
2.05%	12/07/18	9,500,000	9,469,992
2.50%	09/26/18	4,000,000	4,000,094
2.50%	07/29/19	3,700,000	3,685,447
6.13%	05/15/18	5,450,000	5,457,556
8.50%	05/22/19	1,615,000	1,711,216
Discover Bank
2.60%	11/13/18	2,000,000	1,998,407
4.20%	08/08/23	1,500,000	1,519,258
7.00%	04/15/20	1,495,000	1,591,305
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19	3,000,000	2,984,941
2.63%	01/31/19	5,000,000	5,001,806
2.63%	04/25/21	1,000,000	980,736
3.81% (3 mo. USD LIBOR + 1.158%) (2)	04/23/29	1,760,000	1,685,362
3.85%	07/08/24	2,435,000	2,423,196
6.00%	06/15/20	50,000	52,935
7.50%	02/15/19	4,378,000	4,543,493
HBOS PLC (United Kingdom)
6.75% (1)	05/21/18	4,000,000	4,008,402

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
JPMorgan Chase & Co.
2.70%	05/18/23	$2,100,000	$2,013,288
3.22% (3 mo. USD LIBOR + 1.155%) (2)	03/01/25	3,250,000	3,137,948
3.51% (3 mo. USD LIBOR + 0.945%) (2)	01/23/29	3,500,000	3,319,315
3.90%	07/15/25	5,110,000	5,087,138
JPMorgan Chase Bank NA
2.07% (3)	02/13/20	7,040,000	7,046,290
2.60% (3 mo. USD LIBOR + 0.028%) (2)	02/01/21	7,005,000	6,953,345
3.09% (3)	04/26/21	2,260,000	2,260,455
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR + 0.810%) (2)	11/07/23	1,740,000	1,675,017
Lloyds TSB Bank PLC (United Kingdom)
5.80% (1)	01/13/20	850,000	887,679
Macquarie Bank, Ltd. (Australia)
2.35% (1)	01/15/19	3,250,000	3,241,002
Morgan Stanley
2.63% (3 mo. USD LIBOR + 0.800%) (2)	02/14/20	3,000,000	3,010,969
3.29% (3 mo. USD LIBOR + 0.930%) (2)	07/22/22	5,000,000	5,062,269
3.77% (3 mo. USD LIBOR + 1.114%) (2)	01/24/29	1,760,000	1,693,650
5.63%	09/23/19	2,750,000	2,853,213
7.30%	05/13/19	10,470,000	10,946,282
PNC Bank NA
2.25%	07/02/19	2,000,000	1,988,667
3.80%	07/25/23	3,500,000	3,522,015
Santander UK Group Holdings PLC
3.37% (3 mo. USD LIBOR + 1.080%) (2)	01/05/24	2,680,000	2,601,803
Santander UK PLC (United Kingdom)
2.50%	03/14/19	3,250,000	3,243,555
UBS AG (Switzerland)
2.30% (3 mo. USD LIBOR + 0.32%) (1)(2)	05/28/19	3,305,000	3,309,862
Wells Fargo & Co.
2.60%	07/22/20	2,355,000	2,329,946
2.63%	07/22/22	2,000,000	1,921,737
3.00%	04/22/26	10,450,000	9,667,295
3.55%	09/29/25	925,000	895,620
Wells Fargo Bank N.A.
2.40%	01/15/20	15,000,000	14,869,890

			194,219,586

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26	1,000,000	980,015
4.90%	02/01/46	2,485,000	2,591,869

Issues	Maturity Date	Principal Amount	Value
Beverages (Continued)
Constellation Brands, Inc.
3.88%	11/15/19	$2,000,000	$2,025,503

			5,597,387

Biotechnology — 0.9%
Amgen, Inc.
2.13%	05/01/20	1,500,000	1,471,141
2.20%	05/22/19	1,000,000	995,469
4.40%	05/01/45	1,870,000	1,826,446
4.66%	06/15/51	1,402,000	1,405,834
Baxalta, Inc.
2.88%	06/23/20	2,000,000	1,980,342
Biogen, Inc.
5.20%	09/15/45	1,168,000	1,238,154
Celgene Corp.
3.90%	02/20/28	2,500,000	2,419,234
5.00%	08/15/45	2,200,000	2,248,499
Gilead Sciences, Inc.
4.15%	03/01/47	1,000,000	954,736

			14,539,855

Chemicals — 0.1%
Dow Chemical Co. (The)
8.55%	05/15/19	1,000,000	1,057,844

Computers — 0.2%
Dell International LLC / EMC Corp.
3.48% (1)	06/01/19	3,500,000	3,508,771

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.50%	05/15/21	1,840,000	1,888,300
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands)
5.00%	10/01/21	640,000	666,560
Air Lease Corp.
4.75%	03/01/20	3,395,000	3,484,613
American Express Credit Corp.
2.20%	03/03/20	2,650,000	2,617,289
GE Capital International Funding Co. Unlimited Co. (Ireland)
4.42%	11/15/35	425,000	407,726
International Lease Finance Corp.
6.25%	05/15/19	1,500,000	1,549,602
7.13% (1)	09/01/18	4,000,000	4,055,000
Protective Life Global Funding
1.72% (1)	04/15/19	4,000,000	3,964,974
2.60% (3 mo. USD LIBOR + 0.550%) (1)(2)	06/08/18	2,875,000	2,874,845

			21,508,909

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Electric — 3.0%
Appalachian Power Co.
3.30%	06/01/27	$750,000	$721,005
4.45%	06/01/45	750,000	769,949
Black Hills Corp.
2.50%	01/11/19	1,900,000	1,896,466
Dominion Energy, Inc.
2.41% (3 mo. USD LIBOR + 0.40%) (1)(2)	12/01/20	5,000,000	5,004,775
Duke Energy Florida LLC
2.10%	12/15/19	2,275,000	2,262,563
Duke Energy Progress LLC
3.70%	10/15/46	2,800,000	2,618,245
El Paso Electric Co.
3.30%	12/15/22	2,250,000	2,218,014
Emera US Finance LP
2.15%	06/15/19	3,684,000	3,649,608
Entergy Mississippi, Inc.
3.10%	07/01/23	3,000,000	2,901,531
FirstEnergy Transmission LLC
4.35% (1)	01/15/25	1,585,000	1,612,789
Indiana Michigan Power Co.
4.55%	03/15/46	1,000,000	1,058,328
ITC Holdings Corp.
3.25%	06/30/26	4,000,000	3,771,016
Kansas City Power & Light Co.
3.15%	03/15/23	4,000,000	3,911,784
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21	1,100,000	1,260,557
Metropolitan Edison Co.
3.50% (1)	03/15/23	3,300,000	3,282,684
MidAmerican Energy Co.
5.80%	10/15/36	1,800,000	2,211,823
Niagara Mohawk Power Corp.
2.72% (1)	11/28/22	1,000,000	965,058
Public Service Co. of New Mexico
7.95%	05/15/18	2,545,000	2,549,821
Public Service Co. of Oklahoma
4.40%	02/01/21	2,000,000	2,067,964
Puget Energy, Inc.
6.00%	09/01/21	1,980,000	2,126,312
Southwestern Electric Power Co.
6.45%	01/15/19	1,000,000	1,026,405
Tucson Electric Power Co.
5.15%	11/15/21	1,000,000	1,046,856

			48,933,553

Energy-Alternate Sources — 0.1%
Alta Wind Holdings LLC
7.00% (1)(4)(5)	06/30/35	1,029,770	1,133,551

Issues	Maturity Date	Principal Amount	Value
Environmental Control — 0.2%
Republic Services, Inc.
2.90%	07/01/26	$2,075,000	$1,932,367
3.80%	05/15/18	2,000,000	2,001,027

			3,933,394

Food — 0.7%
Kraft Heinz Foods Co.
3.00%	06/01/26	875,000	795,748
3.95%	07/15/25	1,850,000	1,825,266
4.38%	06/01/46	1,700,000	1,525,688
5.38%	02/10/20	143,000	148,428
6.13%	08/23/18	3,000,000	3,033,015
Mondelez International Holdings Netherlands BV
2.00% (1)	10/28/21	1,000,000	952,171
2.97% (3 mo. USD LIBOR + 0.610%) (1)(2)	10/28/19	2,400,000	2,411,106

			10,691,422

Forest Products & Paper — 0.2%
Georgia-Pacific LLC
2.54% (1)	11/15/19	4,000,000	3,971,728

Gas — 0.3%
CenterPoint Energy Resources Corp.
6.25%	02/01/37	1,750,000	2,163,655
KeySpan Gas East Corp.
5.82% (1)	04/01/41	1,686,000	2,062,758
NiSource Finance Corp.
6.80%	01/15/19	62,000	63,730

			4,290,143

Healthcare-Products — 0.7%
Abbott Laboratories
2.35%	11/22/19	2,678,000	2,649,856
Becton Dickinson and Co.
2.94% (3)	12/29/20	4,000,000	4,010,577
Thermo Fisher Scientific, Inc.
2.40%	02/01/19	4,000,000	4,010,500

			10,670,933

Healthcare-Services — 2.3%
Aetna, Inc.
1.70%	06/07/18	4,300,000	4,297,208
Anthem, Inc.
2.30%	07/15/18	1,360,000	1,359,645
2.50%	11/21/20	1,500,000	1,473,880
3.65%	12/01/27	2,620,000	2,497,005
Cigna Corp.
3.05%	10/15/27	2,580,000	2,338,886
Fresenius Medical Care US Finance II, Inc.
5.63% (1)	07/31/19	5,115,000	5,263,381

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Healthcare-Services (Continued)
Hartford HealthCare Corp.
5.75%	04/01/44	$2,545,000	$2,968,102
Humana, Inc.
2.63%	10/01/19	2,000,000	1,992,353
Kaiser Foundation Hospitals
4.15%	05/01/47	675,000	682,885
New York and Presbyterian Hospital (The)
3.56%	08/01/36	4,105,000	3,932,278
NYU Hospitals Center
4.43%	07/01/42	3,000,000	3,095,302
Saint Barnabas Health Care System
4.00%	07/01/28	3,290,000	3,267,489
Sutter Health
2.29%	08/15/53	2,270,000	2,258,650
UnitedHealth Group, Inc.
4.63%	07/15/35	1,305,000	1,397,328

			36,824,392

Insurance — 0.5%
Berkshire Hathaway Finance Corp.
4.40%	05/15/42	500,000	518,927
Farmers Exchange Capital
7.20% (1)	07/15/48	1,625,000	2,010,222
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%) (1)(2)	11/01/53	2,250,000	2,473,035
MetLife, Inc.
4.37%	09/15/23	800,000	828,264
5.70%	06/15/35	300,000	355,166
Pricoa Global Funding I
1.60% (1)	05/29/18	1,000,000	999,560
Prudential Financial, Inc.
4.50%	11/15/20	1,000,000	1,032,217

			8,217,391

Internet — 0.2%
Amazon.com, Inc.
3.15% (1)	08/22/27	2,600,000	2,500,880

Media — 0.5%
CBS Corp.
3.70% (1)	06/01/28	2,605,000	2,447,336
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%	02/15/28	3,469,000	3,171,121
NBCUniversal Media LLC
5.15%	04/30/20	200,000	208,156
Time Warner Cable LLC
6.75%	07/01/18	2,501,000	2,516,069

			8,342,682

Issues	Maturity Date	Principal Amount	Value
Mining — 0.0%
Southern Copper Corp. (Peru)
7.50%	07/27/35	$300,000	$382,647

Miscellaneous Manufacturers — 0.4%
General Electric Capital Corp.
2.32% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	3,315,000	2,826,230
3.15%	09/07/22	287,000	282,086
Siemens Financieringsmaatschappij NV (Netherlands)
1.70% (1)	09/15/21	2,868,000	2,740,220

			5,848,536

Oil & Gas — 0.1%
Shell International Finance BV (Netherlands)
4.38%	05/11/45	1,250,000	1,293,359

Packaging & Containers — 0.2%
Amcor Finance USA, Inc.
3.63% (1)	04/28/26	1,500,000	1,417,430
WestRock MWV LLC
7.38%	09/01/19	2,000,000	2,109,571

			3,527,001

Pharmaceuticals — 1.4%
AbbVie, Inc.
1.80%	05/14/18	1,500,000	1,499,773
4.70%	05/14/45	50,000	49,721
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	1,000,000	962,471
4.55%	03/15/35	1,150,000	1,086,092
Actavis, Inc.
3.25%	10/01/22	1,016,000	988,520
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	1,700,000	1,607,088
Bayer US Finance LLC
2.38% (1)	10/08/19	3,500,000	3,464,515
CVS Health Corp.
3.88%	07/20/25	3,920,000	3,859,430
5.05%	03/25/48	4,210,000	4,293,381
Pfizer, Inc.
4.40%	05/15/44	1,282,000	1,334,339
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	3,835,000	3,768,557

			22,913,887

Pipelines — 1.5%
Enbridge Energy Partners LP
5.88%	10/15/25	1,000,000	1,091,424
Energy Transfer Partners LP
5.95%	10/01/43	1,500,000	1,499,818

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Pipelines (Continued)
Florida Gas Transmission Co. LLC
7.90% (1)	05/15/19	$1,250,000	$1,310,784
Kinder Morgan Energy Partners LP
5.80%	03/15/35	850,000	902,525
Panhandle Eastern Pipe Line Co. LP
7.00%	06/15/18	675,000	678,414
8.13%	06/01/19	825,000	866,320
Plains All American Pipeline LP / PAA Finance Corp.
4.65%	10/15/25	2,300,000	2,304,955
Ruby Pipeline LLC
6.00% (1)	04/01/22	2,100,758	2,177,040
Sabine Pass Liquefaction LLC
5.63%	03/01/25	2,000,000	2,134,375
Southern Natural Gas Co. LLC
7.35%	02/15/31	2,590,000	3,157,121
TC PipeLines LP
4.38%	03/13/25	2,000,000	2,000,772
Tennessee Gas Pipeline Co.
8.38%	06/15/32	2,090,000	2,686,725
Texas Eastern Transmission LP
2.80% (1)	10/15/22	1,000,000	953,631
TransCanada PipeLines, Ltd. (Canada)
6.10%	06/01/40	375,000	444,288
Williams Partners LP
3.90%	01/15/25	1,000,000	972,255
6.30%	04/15/40	1,250,000	1,415,108

			24,595,555

REIT — 2.8%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22	2,250,000	2,323,580
American Campus Communities Operating Partnership LP
3.35%	10/01/20	2,000,000	1,996,150
American Tower Corp.
3.00%	06/15/23	1,745,000	1,674,709
3.40%	02/15/19	2,610,000	2,621,866
AvalonBay Communities, Inc.
3.95%	01/15/21	1,000,000	1,017,223
Boston Properties LP
3.20%	01/15/25	1,745,000	1,660,418
5.88%	10/15/19	2,200,000	2,281,566
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%	04/15/23	2,065,000	2,059,766
HCP, Inc.
3.75%	02/01/19	3,430,000	3,448,170
3.88%	08/15/24	2,295,000	2,253,379
Healthcare Realty Trust, Inc.
3.75%	04/15/23	2,000,000	1,970,576

Issues	Maturity Date	Principal Amount	Value
REIT (Continued)
Host Hotels & Resorts LP
5.25%	03/15/22	$2,000,000	$2,088,732
SL Green Operating Partnership LP
3.25%	10/15/22	2,590,000	2,511,919
SL Green Realty Corp.
5.00%	08/15/18	2,440,000	2,446,337
7.75%	03/15/20	1,000,000	1,078,031
Ventas Realty LP
3.85%	04/01/27	750,000	720,346
Ventas Realty LP / Ventas Capital Corp.
2.70%	04/01/20	2,850,000	2,820,526
VEREIT Operating Partnership LP
3.00%	02/06/19	828,000	826,845
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25% (1)	10/05/20	5,000,000	4,979,438
Welltower, Inc.
3.75%	03/15/23	605,000	604,090
4.95%	01/15/21	545,000	563,939
6.13%	04/15/20	3,400,000	3,582,399

			45,530,005

Retail — 0.4%
Alimentation Couche-Tard, Inc. (Canada)
3.55% (1)	07/26/27	3,535,000	3,354,741
Walgreens Boots Alliance, Inc.
2.70%	11/18/19	3,000,000	2,989,564

			6,344,305

Semiconductors — 0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%	01/15/20	4,000,000	3,946,102

Software — 0.2%
Microsoft Corp.
2.88%	02/06/24	1,700,000	1,657,050
Oracle Corp.
3.25%	11/15/27	1,745,000	1,682,868

			3,339,918

Telecommunications — 1.5%
AT&T, Inc.
4.13%	02/17/26	1,400,000	1,386,815
4.35%	06/15/45	1,500,000	1,324,393
4.45%	04/01/24	1,500,000	1,538,298
4.50%	03/09/48	970,000	872,590
4.75%	05/15/46	3,000,000	2,804,507
5.25%	03/01/37	3,435,000	3,519,092
Qwest Corp.
7.25%	09/15/25	1,000,000	1,077,287

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Telecommunications (Continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74% (1)	03/20/25	$2,525,000	$2,556,563
Verizon Communications, Inc.
3.00%	11/01/21	1,526,000	1,513,114
4.27%	01/15/36	1,439,000	1,364,080
4.52%	09/15/48	600,000	558,682
4.81%	03/15/39	985,000	978,297
4.86%	08/21/46	3,500,000	3,446,359
5.01%	04/15/49	150,000	149,998
5.25%	03/16/37	1,500,000	1,578,701

			24,668,776

Total Corporate Bonds
(Cost: $560,109,284)			556,935,506

MUNICIPAL BONDS —1.2%
Alabama Economic Settlement Authority, Revenue Bond
3.16%	09/15/25	4,170,000	4,155,322
City of New York, General Obligation
5.05%	10/01/24	1,500,000	1,605,945
5.52%	10/01/37	1,250,000	1,510,612
Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York
4.93%	04/01/20	445,000	453,010
Los Angeles Unified School District/CA, General Obligation
5.76%	07/01/29	2,500,000	2,934,525
New York State Dormitory Authority, Revenue Bond
5.50%	03/15/30	2,480,000	2,808,823
New York State, Build America Bonds, General Obligation
5.82%	10/01/31	730,000	777,487
State of California, General Obligation
7.95%	03/01/36	3,000,000	3,256,680
State of Oregon, General Obligation
5.76%	06/01/23	2,267,167	2,450,308

Total Municipal Bonds
(Cost: $20,167,756)			19,952,712

ASSET-BACKED SECURITIES — 6.0%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (1)	01/17/73	1,625,002	1,646,240
321 Henderson Receivables I LLC (14-2A-A)
3.61% (1)	01/17/73	1,899,428	1,839,168
Academic Loan Funding Trust (12-1A-A2)
3.00% (1 mo. USD LIBOR + 1.100%) (1)(2)	12/27/44	2,736,171	2,745,938

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Babson CLO, Ltd. (14-IIA-AR)
3.50% (3 mo. USD LIBOR + 1.150%) (1)(2)	10/17/26	$500,000	$500,786
Brazos Education Loan Authority, Inc. (12-1-A1)
2.60% (1 mo. USD LIBOR + 0.700%) (2)	12/26/35	1,056,850	1,055,815
Brazos Higher Education Authority, Inc. (06-2-A9)
0.00% (3)	12/26/24	180,014	180,454
Brazos Higher Education Authority, Inc. (10-1-A2)
3.14% (3 mo. USD LIBOR + 1.200%) (2)	02/25/35	675,000	689,964
Brazos Higher Education Authority, Inc. (11-1-A3)
2.99% (3 mo. USD LIBOR + 1.050%) (2)	11/25/33	1,695,000	1,730,769
Dryden XXVI Senior Loan Fund (13-26A-AR)
3.25% (1)(3)	04/15/29	800,000	800,785
Educational Funding of the South, Inc. (11-1-A2)
3.01% (3 mo. USD LIBOR + 0.650%) (2)	04/25/35	1,639,354	1,641,253
Educational Services of America, Inc. (12-2-A)
2.63% (1 mo. USD LIBOR + 0.730%) (1)(2)	04/25/39	787,570	789,748
GCO Education Loan Funding Master Trust (06-2AR-A1RN)
2.52% (1 mo. USD LIBOR + 0.650%) (1)(2)	08/27/46	2,838,433	2,798,751
Global SC Finance SRL (14-1A-A2)
3.09% (1)	07/17/29	1,928,125	1,875,745
Higher Education Funding I (14-1-A)
2.99% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	2,695,551	2,716,664
Magnetite XI, Ltd. (14-11A-A1R)
3.48% (3 mo. USD LIBOR + 1.120%) (1)(2)	01/18/27	3,400,000	3,405,372
Magnetite XII, Ltd. (15-12A-AR)
3.68% (3 mo. USD LIBOR + 1.330%) (1)(2)	04/15/27	3,260,000	3,276,893
Navient Student Loan Trust (14-2-A)
2.54% (1 mo. USD LIBOR + 0.640%) (2)	03/25/83	4,179,506	4,173,915
Navient Student Loan Trust (14-3-A)
2.52% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	4,220,114	4,218,861
Navient Student Loan Trust (14-4-A)
2.52% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	2,041,526	2,035,727
Navient Student Loan Trust (16-1A-A)
2.60% (1 mo. USD LIBOR + 0.700%) (1)(2)	02/25/70	4,171,515	4,192,647
Navient Student Loan Trust (17-3A-A3)
2.95% (1 mo. USD LIBOR + 1.050%) (1)(2)	07/26/66	4,400,000	4,496,256

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Nelnet Student Loan Trust (11-1A-A)
2.72% (1 mo. USD LIBOR + 0.850%) (1)(2)	02/25/48	$2,437,578	$2,463,624
Nelnet Student Loan Trust (14-4A-A2)
2.85% (1 mo. USD LIBOR + 0.950%) (1)(2)	11/25/48	2,965,000	2,996,761
Nelnet Student Loan Trust (15-2A-A2)
2.50% (1 mo. USD LIBOR + 0.600%) (1)(2)	09/25/47	4,883,554	4,880,687
Octagon Investment Partners 25, Ltd. (15-1A-AR)
3.16% (1)(3)	10/20/26	4,500,000	4,499,130
PHEAA Student Loan Trust (15-1A-A)
2.50% (1 mo. USD LIBOR + 0.600%) (1)(2)	10/25/41	2,156,808	2,134,676
SLM Student Loan Trust (03-10A-A3)
2.59% (3 mo. USD LIBOR + 0.550%) (1)(2)	12/15/27	3,133,521	3,146,949
SLM Student Loan Trust (06-2-A6)
2.53% (3 mo. USD LIBOR + 0.170%) (2)	01/25/41	3,400,000	3,320,068
SLM Student Loan Trust (06-8-A6)
2.52% (3 mo. USD LIBOR + 0.160%) (2)	01/25/41	3,400,000	3,314,154
SLM Student Loan Trust (07-6-A4)
2.74% (3 mo. USD LIBOR + 0.380%) (2)	10/25/24	2,922,522	2,926,550
SLM Student Loan Trust (08-2-B)
3.56% (3 mo. USD LIBOR + 1.200%) (2)	01/25/83	710,000	700,139
SLM Student Loan Trust (08-3-B)
3.56% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	710,000	698,106
SLM Student Loan Trust (08-4-A4)
4.01% (3 mo. USD LIBOR + 1.650%) (2)	07/25/22	6,072,029	6,219,912
SLM Student Loan Trust (08-4-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	04/25/73	710,000	728,874
SLM Student Loan Trust (08-5-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	07/25/73	710,000	733,750
SLM Student Loan Trust (08-6-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	732,489
SLM Student Loan Trust (08-7-B)
4.21% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	731,373
SLM Student Loan Trust (08-8-B)
4.61% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	710,000	752,843

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust (08-9-B)
4.61% (3 mo. USD LIBOR + 2.250%) (2)	10/25/83	$710,000	$750,103
SLM Student Loan Trust (09-3-A)
2.65% (1 mo. USD LIBOR + 0.750%) (1)(2)	01/25/45	3,799,844	3,833,681
SLM Student Loan Trust (11-2-A2)
3.10% (1 mo. USD LIBOR + 1.200%) (2)	10/25/34	2,000,000	2,059,363
SLM Student Loan Trust (12-7-A3)
2.55% (1 mo. USD LIBOR + 0.650%) (2)	05/26/26	2,537,499	2,521,118

Total Asset-backed Securities
(Cost: $94,926,037)			96,956,101

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.1%
Fannie Mae (14-M12-FA) (ACES)
2.12% (1 mo. USD LIBOR + 0.300%) (2)	10/25/21	919,701	920,782
Fannie Mae, Pool #467944
4.25%	04/01/21	3,045,000	3,144,963
Fannie Mae, Pool #468048
4.41%	05/01/21	1,727,242	1,782,426
Fannie Mae, Pool #AE0134
4.40%	02/01/20	2,305,000	2,356,101
Fannie Mae, Pool #AE0918
3.67%	10/01/20	2,688,318	2,733,100
Fannie Mae, Pool #Al0151
4.38%	04/01/21	1,238,539	1,277,287
Fannie Mae, Pool #AM1551
2.44%	12/01/23	2,247,655	2,180,402
Fannie Mae, Pool #AM3058
3.41%	04/01/28	3,462,937	3,456,676
Fannie Mae, Pool #AM4198
3.55%	03/01/24	3,471,165	3,572,639
Fannie Mae, Pool #AM9536
3.34%	08/01/30	3,004,132	2,960,288
Fannie Mae, Pool #AM9793
3.12%	10/01/27	3,265,000	3,189,311
Fannie Mae, Pool #AN0245
3.42%	11/01/35	2,268,234	2,253,940
Fannie Mae, Pool #AN1282
3.01%	04/01/28	3,512,000	3,424,163
Fannie Mae, Pool #AN5742
3.19%	05/01/30	3,431,492	3,325,014
Fannie Mae, Pool #AN5977
3.49%	02/01/33	3,000,000	2,964,438
Fannie Mae, Pool #FN0000
3.59%	09/01/20	1,889,054	1,917,519

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #FN0001
3.76%	12/01/20	$2,596,590	$2,643,555
Fannie Mae, Pool #FN0003
4.28%	01/01/21	2,012,423	2,073,499
Freddie Mac (Q004-A2H)
2.70% (3)	01/25/21	8,392,320	8,416,191
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ05-A1)
1.42%	05/25/21	6,116,093	5,992,945
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2)
2.50% (3)	09/25/26	5,849,713	5,919,647
NCUA Guaranteed Notes (11-C1-2A)
2.41% (1 mo. USD LIBOR + 0.530%) (2)	03/09/21	814,463	812,864

Total Commercial Mortgage-backed Securities — Agency
(Cost: $70,086,804)			67,317,750

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.2%
BBCMS Trust (13-TYSN-A2)
3.76% (1)	09/05/32	1,740,000	1,766,491
CGRBS Commercial Mortgage Trust (13-VN05-A)
3.37% (1)	03/13/35	1,700,000	1,695,086
COMM Mortgage Trust (13-300P-A1)
4.35% (1)	08/10/30	1,515,000	1,571,666
COMM Mortgage Trust (14-277P-A)
3.73% (1)(3)	08/10/49	400,000	401,754
COMM Mortgage Trust (16-787S-A)
3.55% (1)	02/10/36	1,635,000	1,608,206
Commercial Mortgage Asset Trust (99-C2-G)
6.00%	11/17/32	234,870	234,920
Core Industrial Trust (15-CALW-A)
3.04% (1)	02/10/34	1,450,000	1,440,060
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3)
4.39% (1)	02/15/46	51,388	51,421
OBP Depositor LLC Trust (10-OBP-A)
4.65% (1)	07/15/45	2,055,000	2,113,446
RBS Commercial Funding, Inc. (13-GSP-A)
3.96% (1)(3)	01/13/32	1,555,000	1,564,767
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)
3.87% (1)(3)	01/05/43	1,710,000	1,617,423
VNDO Mortgage Trust (12-6AVE-A)
3.00% (1)	11/15/30	1,250,000	1,230,808
VNDO Mortgage Trust (13-PENN-A)
3.81% (1)	12/13/29	1,675,000	1,700,225

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Wells Fargo Commercial Mortgage Trust (13-120B-A) (P/O)
2.80% (1)(3)	03/18/28	$1,695,000	$1,678,231
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39% (1)	06/15/44	861,222	868,821
WTC Depositor LLC Trust (12-7WTC-A)
4.08% (1)	03/13/31	143,930	144,039

Total Commercial Mortgage-backed Securities — Non-agency
(Cost: $20,405,064)			19,687,364

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 27.0%
Fannie Mae (01-14-SH) (I/F)
21.19% (-3.50 x 1 mo. USD LIBOR + 27.825%) (2)	03/25/30	169,419	239,872
Fannie Mae (01-34-FV)
2.40% (1 mo. USD LIBOR + 0.500%) (2)	08/25/31	216,338	217,321
Fannie Mae (04-W10-A6) (PAC)
5.75%	08/25/34	2,000,000	2,118,716
Fannie Mae (07-89-GF)
2.42% (1 mo. USD LIBOR + 0.520%) (2)	09/25/37	815,924	823,527
Fannie Mae (08-30-SA) (I/O) (I/F)
4.95% (-1.00 x 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	139,225	21,473
Fannie Mae (08-62-SN) (I/O) (I/F)
4.30% (-1.00 x 1 mo. USD LIBOR + 6.200%) (2)	07/25/38	243,759	34,001
Fannie Mae (09-64-TB)
4.00%	08/25/29	2,003,278	2,048,643
Fannie Mae (09-68-SA) (I/O) (I/F)
4.85% (-1.00 x 1 mo. USD LIBOR + 6.750%) (2)	09/25/39	102,047	16,207
Fannie Mae (10-26-AS) (I/O) (I/F)
4.43% (-1.00 x 1 mo. USD LIBOR + 6.330%) (2)	03/25/40	1,662,758	193,946
Fannie Mae (11-111-DB)
4.00%	11/25/41	4,000,000	4,097,335
Fannie Mae, Pool #254634
5.50%	02/01/23	13,380	14,486
Fannie Mae, Pool #596686
6.50%	11/01/31	12,707	13,807
Fannie Mae, Pool #679263
4.50%	11/01/24	23,241	24,241

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #725275
4.00%	03/01/19	$5,244	$5,250
Fannie Mae, Pool #727575
5.00%	06/01/33	49,562	51,742
Fannie Mae, Pool #748751
5.50%	10/01/33	98,167	103,066
Fannie Mae, Pool #782593
4.50%	06/01/34	16,514	17,302
Fannie Mae, Pool #AB2127
3.50%	01/01/26	1,087,334	1,103,177
Fannie Mae, Pool #AB3679
3.50%	10/01/41	1,331,972	1,327,842
Fannie Mae, Pool #AB3685
4.00%	10/01/41	2,142,671	2,197,906
Fannie Mae, Pool #AB3864
3.50%	11/01/41	1,878,860	1,883,110
Fannie Mae, Pool #AB4045
3.50%	12/01/41	3,897,656	3,910,424
Fannie Mae, Pool #AC1604
4.00%	08/01/39	2,850,748	2,935,826
Fannie Mae, Pool #AL0209
4.50%	05/01/41	766,246	811,668
Fannie Mae, Pool #AL0851
6.00%	10/01/40	814,244	901,617
Fannie Mae, Pool #AL9106
4.50%	02/01/46	4,478,827	4,686,848
Fannie Mae, Pool #AS9830
4.00%	06/01/47	5,092,895	5,193,117
Fannie Mae, Pool #AS9972
4.00%	07/01/47	4,416,401	4,503,310
Fannie Mae, Pool #MA1561
3.00%	09/01/33	3,481,984	3,431,243
Fannie Mae, Pool #MA1584
3.50%	09/01/33	5,517,853	5,583,162
Fannie Mae, Pool #MA2995
4.00%	05/01/47	6,036,428	6,153,160
Fannie Mae, Pool #MA3027
4.00%	06/01/47	5,117,499	5,216,519
Fannie Mae, Pool #MA3210
3.50%	12/01/47	11,061,161	10,988,480
Fannie Mae, Pool #MA3332
3.50%	04/01/48	16,851,782	16,740,884
Fannie Mae TBA, 15 Year
3.00% (6)	05/17/33	8,580,000	8,511,628
3.50% (6)	05/17/33	2,920,000	2,954,903
Fannie Mae TBA, 30 Year
3.00% (6)	05/14/48	8,930,000	8,613,961
3.50% (6)	05/14/48	7,235,000	7,183,564
4.00% (6)	05/14/48	12,245,000	12,471,724
4.50% (6)	05/14/48	27,735,000	28,894,236

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac (2439-KZ)
6.50%	04/15/32	$164,201	$179,381
Freddie Mac (2575-FD) (PAC)
2.35% (1 mo. USD LIBOR + 0.450%) (2)	02/15/33	402,234	405,323
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	242,972	250,971
Freddie Mac (277-30)
3.00%	09/15/42	4,895,841	4,742,447
Freddie Mac (3315-S) (I/O) (I/F)
4.51% (-1.00 x 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	52,983	5,569
Freddie Mac (3339-JS) (I/F)
30.51% (-6.50 x 1 mo. USD LIBOR + 42.835%) (2)	07/15/37	532,309	937,138
Freddie Mac (3351-ZC)
5.50%	07/15/37	417,794	453,826
Freddie Mac (3380-SM) (I/O) (I/F)
4.51% (-1.00 x 1 mo. USD LIBOR + 6.410%) (2)	10/15/37	637,747	92,220
Freddie Mac (3382-FL)
2.60% (1 mo. USD LIBOR + 0.700%) (2)	11/15/37	259,008	261,487
Freddie Mac (3439-SC) (I/O) (I/F)
4.00% (-1.00 x 1 mo. USD LIBOR + 5.900%) (2)	04/15/38	2,317,820	271,923
Freddie Mac (3578-DI) (I/O) (I/F)
4.75% (-1.00 x 1 mo. USD LIBOR + 6.650%) (2)	04/15/36	967,596	135,593
Freddie Mac (4139-PA) (PAC)
2.50%	11/15/41	3,167,128	3,106,311
Freddie Mac, Pool #A97179
4.50%	03/01/41	2,375,554	2,517,331
Freddie Mac, Pool #B15026
5.00%	06/01/19	2,696	2,712
Freddie Mac, Pool #B15591
5.00%	07/01/19	2,384	2,402
Freddie Mac, Pool #C90526
5.50%	02/01/22	11,360	11,729
Freddie Mac, Pool #G06360
4.00%	03/01/41	2,820,281	2,905,760
Freddie Mac, Pool #G06498
4.00%	04/01/41	2,120,396	2,182,418
Freddie Mac, Pool #G06499
4.00%	03/01/41	1,516,437	1,559,371

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac, Pool #G07849
3.50%	05/01/44	$1,679,001	$1,680,926
Freddie Mac, Pool #G07924
3.50%	01/01/45	3,337,365	3,337,104
Freddie Mac, Pool #G08710
3.00%	06/01/46	5,114,764	4,941,328
Freddie Mac, Pool #G08711
3.50%	06/01/46	10,181,329	10,121,619
Freddie Mac, Pool #G08715
3.00%	08/01/46	9,543,906	9,219,931
Freddie Mac, Pool #G08716
3.50%	08/01/46	6,772,959	6,733,240
Freddie Mac, Pool #G08721
3.00%	09/01/46	7,729,895	7,461,731
Freddie Mac, Pool #G08722
3.50%	09/01/46	2,687,807	2,672,043
Freddie Mac, Pool #G08726
3.00%	10/01/46	7,416,242	7,158,959
Freddie Mac, Pool #G08732
3.00%	11/01/46	7,182,050	6,932,892
Freddie Mac, Pool #G08741
3.00%	01/01/47	4,997,166	4,823,805
Freddie Mac, Pool #G08750
3.00%	03/01/47	2,315,383	2,235,058
Freddie Mac, Pool #G18592
3.00%	03/01/31	2,347,320	2,335,922
Freddie Mac, Pool #G18622
2.50%	12/01/31	7,782,109	7,571,560
Freddie Mac, Pool #G18670
3.00%	12/01/32	1,705,702	1,692,913
Freddie Mac, Pool #G60344
4.00%	12/01/45	1,558,611	1,599,333
Freddie Mac, Pool #G67700
3.50%	08/01/46	2,244,698	2,242,067
Freddie Mac, Pool #G67703
3.50%	04/01/47	13,259,910	13,240,227
Freddie Mac, Pool #G67706
3.50%	12/01/47	8,634,485	8,613,209
Freddie Mac, Pool #G67707
3.50%	01/01/48	15,147,358	15,135,672
Freddie Mac, Pool #G67708
3.50%	03/01/48	16,697,002	16,656,563
Freddie Mac, Pool #G67710
3.50%	03/01/48	14,548,097	14,480,637
Freddie Mac, Pool #G67711
4.00% (7)	03/01/48	4,824,006	4,949,129
Freddie Mac, Pool #Q05261
3.50%	12/01/41	2,518,115	2,525,787

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac, Pool #Q20178
3.50%	07/01/43	$4,100,821	$4,111,316
Freddie Mac TBA, 30 Year
3.50% (6)	05/14/48	9,580,000	9,515,634
Ginnie Mae (04-30-UC) (PAC)
5.50%	02/20/34	186,986	188,947
Ginnie Mae (08-27-SI) (I/O) (I/F)
4.57% (-1.00 x 1 mo. USD LIBOR + 6.470%) (2)	03/20/38	398,814	57,279
Ginnie Mae (08-81-S) (I/O) (I/F)
4.30% (-1.00 x 1 mo. USD LIBOR + 6.200%) (2)	09/20/38	1,532,865	211,624
Ginnie Mae (09-66-UF)
2.90% (1 mo. USD LIBOR + 1.000%) (2)	08/16/39	616,473	632,238
Ginnie Mae (10-1-S) (I/O) (I/F)
3.85% (-1.00 x 1 mo. USD LIBOR + 5.750%) (2)	01/20/40	2,467,614	269,991
Ginnie Mae, Pool #608259
4.50%	08/15/33	51,752	53,856
Ginnie Mae, Pool #782114
5.00%	09/15/36	162,055	173,691
Ginnie Mae, Pool #MA4127
3.50%	12/20/46	5,347,613	5,382,975
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	4,326,507	4,342,745
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	4,182,310	4,198,007
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	4,221,326	4,237,169
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	10,507,293	10,250,932
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	3,454,914	3,477,764
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	1,589,453	1,672,894
Ginnie Mae II, Pool #MA4510
3.50%	06/20/47	1,940,424	1,944,555
Ginnie Mae II, Pool #MA4589
5.00%	07/20/47	4,227,896	4,448,387
Ginnie Mae II, Pool #MA4719
3.50%	09/20/47	1,624,189	1,627,647
Ginnie Mae II, Pool #MA4722
5.00%	09/20/47	1,685,817	1,776,143
Ginnie Mae II, Pool #MA4777
3.00%	10/20/47	1,419,858	1,385,069

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	$4,189,969	$4,290,336
Ginnie Mae II TBA, 30 Year
3.50% (6)	05/21/48	7,015,000	7,024,317
4.50% (6)	05/21/48	17,390,000	18,048,918
Ginnie Mae II TBA, 30 Year
3.00% (6)	05/21/48	8,610,000	8,392,732
4.00% (6)	05/21/48	4,045,000	4,137,593
NCUA Guaranteed Notes (10-R1-1A)
2.33% (1 mo. USD LIBOR + 0.450%) (2)	10/07/20	1,045,048	1,048,742
NCUA Guaranteed Notes (10-R3-1A)
2.44% (1 mo. USD LIBOR + 0.560%) (2)	12/08/20	658,552	661,991
NCUA Guaranteed Notes (10-R3-2A)
2.43% (1 mo. USD LIBOR + 0.560%) (2)	12/08/20	597,884	601,341
NCUA Guaranteed Notes (11-R1-1A)
2.33% (1 mo. USD LIBOR + 0.450%) (2)	01/08/20	590,627	591,910

Total Residential Mortgage-backed Securities — Agency
(Cost: $448,423,889)			439,381,554

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.5%
Aegis Asset Backed Securities Trust (05-5-2A)
2.15% (1 mo. USD LIBOR + 0.250%) (2)	12/25/35	5,931,259	5,928,163
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through (05-R11-A1)
2.13% (1 mo. USD LIBOR + 0.230%) (2)	01/25/36	2,196,289	2,200,886
Banc of America Funding Trust (15-R2-9A1)
2.11% (1 mo. USD LIBOR + 0.215%) (1)(2)	03/27/36	3,550,566	3,492,006
Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1)
2.31% (1 mo. USD LIBOR + 0.410%) (2)	12/25/35	1,326,260	1,330,055
Centex Home Equity (02-C-AF6)
4.50% (3)	09/25/32	94,613	95,401
CIM Trust (17-7-A)
3.00% (1)(3)	04/25/57	8,345,687	8,277,126
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)
5.75% (8)	08/25/35	367,774	301,079
Conseco Financial Corp. (98-6-A8)
6.66% (3)	06/01/30	805,479	851,422
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	7,810	8,167

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Credit Suisse Mortgage Capital Certificates (15-5R-1A1)
1.07% (1)	09/27/46	$4,432,467	$4,306,495
CSMC Trust (14-7R-8A1)
3.31% (1)(3)	07/27/37	3,609,805	3,619,798
Home Equity Asset Trust (06-3-1A1)
2.10% (1 mo. USD LIBOR + 0.200%) (2)	07/25/36	4,898,840	4,905,955
Indymac Index Mortgage Loan Trust (05-AR6-2A1)
2.38% (1 mo. USD LIBOR + 0.480%) (2)	04/25/35	1,010,930	968,564
Merrill Lynch Mortgage Investors Trust (05-2-2A)
3.48% (1 year Treasury Constant Maturity Rate + 2.250%) (2)	10/25/35	3,283,798	3,419,976
Mid-State Trust (04-1-B)
8.90%	08/15/37	1,339,151	1,518,283
Morgan Stanley Capital, Inc. (04-WMC2-M1)
2.81% (1 mo. USD LIBOR + 0.915%) (2)	07/25/34	1,346,403	1,388,668
Morgan Stanley Home Equity Loan Trust (05-1-M3)
2.68% (1 mo. USD LIBOR + 0.780%) (2)	12/25/34	3,339,693	3,341,064
Morgan Stanley Mortgage Loan Trust (04-3-4A)
5.67% (3)	04/25/34	238,061	252,404
New Century Home Equity Loan Trust (05-1-A2C)
2.60% (1 mo. USD LIBOR + 0.700%) (2)	03/25/35	1,015,268	1,015,774
New Century Home Equity Loan Trust (05-3-M2)
2.63% (1 mo. USD LIBOR + 0.735%) (2)	07/25/35	2,572,907	2,583,633
New Century Home Equity Loan Trust (05-D-A1)
2.12% (1 mo. USD LIBOR + 0.220%) (2)	02/25/36	6,770,736	6,719,444
Nomura Resecuritization Trust (14-5R-3A1)
2.11% (1 mo. USD LIBOR + 0.240%) (1)(2)	05/26/37	1,346,837	1,334,804
Nomura Resecuritization Trust (15-1R-6A1)
2.10% (1 mo. USD LIBOR + 0.210%) (1)(2)	05/26/47	1,597,853	1,589,403
Nomura Resecuritization Trust (15-4R-3A1)
3.73% (1)(3)	02/26/36	263,272	264,095
Nomura Resecuritization Trust (15-5R-2A1)
3.63% (1)(3)	03/26/35	2,935,599	2,977,727
Structured Asset Securities Corp. (03-34A-5A4)
3.79% (3)	11/25/33	478,423	487,659
WaMu Mortgage Pass-Through Certificates (05-AR3-A2)
3.66% (3)	03/25/35	1,965,940	1,993,579
Wells Fargo Alternative Loan Trust (07-PA3-2A1)
6.00%	07/25/37	141,138	139,180

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Wells Fargo Home Equity Trust (04-2-A33)
2.90% (1 mo. USD LIBOR + 1.000%) (2)	10/25/34	$7,263,115	$7,309,278

Total Residential Mortgage-backed Securities — Non-agency
(Cost: $70,606,668)			72,620,088

U.S. TREASURY SECURITIES — 23.8%
U.S. Treasury Note 1.00% (9)	02/15/48	4,018,049	4,124,224
2.25%	03/31/20	9,390,000	9,350,203
2.38%	01/31/23	22,260,000	21,858,973
2.50%	03/31/23	61,280,000	60,471,946
2.75%	04/30/23	106,485,000	106,297,667
2.75%	02/15/28	68,120,000	67,059,616
3.00%	02/15/48	121,295,000	119,070,469

Total U.S. Treasury Securities
(Cost: $388,066,066)			388,233,098

Total Fixed Income Securities
(Cost: $1,672,791,568)			1,661,084,173

		Shares
MONEY MARKET INVESTMENTS — 0.1%
Dreyfus Government Cash Management Fund — Institutional Shares, 1.60% (10)		944,000	944,000
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (10)		798,818	798,818

Total Money Market Investments
(Cost: $1,742,818)			1,742,818

Issues	Maturity Date	Principal Amount		Value
SHORT TERM INVESTMENTS — 5.0%
FOREIGN GOVERNMENT BONDS — 2.6%
Japan Treasury Bill 0.00% (11) 07/02/18		JPY	2,780,000,000	$25,413,135
0.00% (11) 06/04/18		JPY	1,797,000,000	16,424,874

Total Foreign Government Bonds
(Cost: $42,749,914)				41,838,009

U.S. TREASURY SECURITIES — 2.4%
U.S. Treasury Bill 1.70% (12)	07/05/18		$38,914,000	38,791,499
1.60% (12)(13)	06/14/18		798,000	796,398

Total U.S. Treasury Securities
(Cost: $39,591,789)				39,587,897

Total Short Term Investments
(Cost: $82,341,703)				81,425,906

Total Investments (107.1%)
(Cost: $1,756,876,089)				1,744,252,897
Liabilities in Excess of Other Assets (-7.1%)				(116,154,191)

Net Assets (100.0%)				$1,628,098,706

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Futures

Number of Contracts	Type	Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation/ Depreciation
Long Futures
686	2-Year U.S. Treasury Note Futures	06/29/18	$145,792,511	$145,464,157	$(328,354)
854	5-Year U.S. Treasury Note Futures	06/29/18	97,293,358	96,935,672	(357,686)

			$243,085,869	$242,399,829	$(686,040)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (14)
Bank of America	JPY	2,780,000,000	07/02/18	$26,063,396	$25,513,739	$549,657
Goldman Sachs & Co.	JPY	1,797,000,000	06/04/18	16,881,428	16,456,202	425,226

				$42,944,824	$41,969,941	$974,883

Notes to Schedule of Investments:

JPY - Japanese	Yen.
ABS - Asset-Backed	Securities.
ACES - Alternative	Credit Enhancement Securities.
CLO - Collateralized	Loan Obligation.
EETC - Enhanced	Equipment Trust Certificate.
I/F - Inverse	Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest	Only Security.
OTC - Over	the Counter.
PAC - Planned	Amortization Class.
P/O - Principal	Only Security.
REIT - Real	Estate Investment Trust.
TAC - Target	Amortization Class.
TBA - To	be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $197,114,207 or 12.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note10).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(11)	Security is not accruing interest.
(12)	Rate shown represents yield-to-maturity.
(13)	All or a portion of this security is held as collateral for open futures contracts.
(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	0.7%
Agriculture	0.4
Airlines	0.4
Asset-Backed Securities	6.0
Auto Manufacturers	0.6
Banks	11.9
Beverages	0.3
Biotechnology	0.9
Chemicals	0.1
Commercial Mortgage-Backed Securities — Agency	4.1
Commercial Mortgage-Backed Securities — Non-Agency	1.2
Computers	0.2
Diversified Financial Services	1.3
Electric	3.0
Energy-Alternate Sources	0.1
Environmental Control	0.2
Food	0.7
Forest Products & Paper	0.2
Gas	0.3
Healthcare-Products	0.7
Healthcare-Services	2.3
Insurance	0.5
Internet	0.2
Media	0.5
Mining	0.0 *
Miscellaneous Manufacturers	0.4
Municipal Bonds	1.2
Oil & Gas	0.1
Packaging & Containers	0.2
Pharmaceuticals	1.4
Pipelines	1.5
REIT	2.8
Residential Mortgage-Backed Securities — Agency	27.0
Residential Mortgage-Backed Securities — Non-Agency	4.5
Retail	0.4
Semiconductors	0.2
Short Term Investments	5.0
Software	0.2
Telecommunications	1.5
U.S. Treasury Securities	23.8
Money Market Investments	0.1

Total	107.1%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$555,801,955	$1,133,551	$556,935,506
Municipal Bonds	—	19,952,712	—	19,952,712
Asset-Backed Securities	—	96,956,101	—	96,956,101
Commercial Mortgage-Backed Securities — Agency	—	67,317,750	—	67,317,750
Commercial Mortgage-Backed Securities — Non-Agency	—	19,687,364	—	19,687,364
Residential Mortgage-Backed Securities — Agency	—	439,381,554	—	439,381,554
Residential Mortgage-Backed Securities — Non-Agency	—	72,620,088	—	72,620,088
U.S. Treasury Securities	384,108,874	4,124,224	—	388,233,098

Total Fixed Income Securities	384,108,874	1,275,841,748	1,133,551	1,661,084,173

Money Market Investments	1,742,818	—	—	1,742,818
Short-Term Investments	39,587,897	41,838,009	—	81,425,906

Total Investments	425,439,589	1,317,679,757	1,133,551	1,744,252,897

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	974,883	—	974,883

Total	$425,439,589	$1,318,654,640	$1,133,551	$1,745,227,780

Liability Derivatives
Futures
Interest Rate Risk	$(686,040)	$—	$—	$(686,040)

Total	$(686,040)	$—	$—	$(686,040)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 22.9% of Net Assets
ASSET-BACKED SECURITIES — 0.9%
Educational Services of America, Inc. (12-2-A)
2.63% (1 mo. USD LIBOR + 0.730%) (1)(2)	04/25/39	$7,876	$7,898
Nelnet Student Loan Trust (12-5A-A)
2.47% (1 mo. USD LIBOR + 0.600%) (1)(2)	10/27/36	4,592	4,586
Scholar Funding Trust (11-A-A)
3.26% (3 mo. USD LIBOR + 0.900%) (1)(2)	10/28/43	3,851	3,865

Total Asset-backed Securities
(Cost: $16,388)			16,349

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2% (Cost: $4,017)
Freddie Mac Multifamily Structured Pass-Through Certificates (KF05-A)
2.23% (1 mo. USD LIBOR + 0.350%)(2)	09/25/21	4,017	4,023

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.5% (Cost: $2,941)
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)
0.62% (1)(3)(4)(5)	09/15/39	1,568,548	8,977

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8% (Cost: $13,791)
Fannie Mae (05-W3-2AF)
2.12% (1 mo. USD LIBOR + 0.220%) (2)	03/25/45	14,145	14,084

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 9.5%
Bear Stearns Alt-A Trust (04-13-A1)
2.64% (1 mo. USD LIBOR + 0.740%) (2)	11/25/34	2,135	2,141
Bombardier Capital Mortgage Securitization Corp. (01-A-A)
6.81% (4)	12/15/30	3,426	3,461
Centex Home Equity Loan Trust (05-A-AF5)
5.78%	01/25/35	56,358	57,162
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1)
2.92% (1 mo. USD LIBOR + 1.020%) (2)	11/25/33	10,310	10,101
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
2.90% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	10,793	10,548
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.80% (1 mo. USD LIBOR + 0.900%) (2)	10/25/34	1,191	1,199

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
JPMorgan Mortgage Trust (05-A6-7A1)
3.63% (4)	08/25/35	$27,304	$26,644
MASTR Seasoned Securitization Trust (05-1-4A1)
3.45% (4)	10/25/32	21,635	21,887
Mid-State Trust (04-1-M1)
6.50%	08/15/37	24,699	26,246
Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
2.80% (1 mo. USD LIBOR + 0.900%) (2)	07/25/34	5,599	5,552
Residential Asset Mortgage Products, Inc. (04-SL3-A2)
6.50%	12/25/31	10,806	10,813

Total Residential Mortgage-backed Securities — Non-agency
(Cost: $156,845)			175,754

CORPORATE BONDS — 11.0%
Airlines — 2.3%
Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC)
8.05%	05/01/22	40,771	43,217

Banks — 4.1%
Citigroup, Inc.
3.54% (3 mo. USD LIBOR + 1.700%) (2)	05/15/18	75,000	75,043

Insurance — 3.8%
Nationwide Mutual Insurance Co.
4.41% (3 mo. USD LIBOR + 2.290%) (1)(2)	12/15/24	70,000	69,738

REIT — 0.8%
HCP, Inc.
3.15%	08/01/22	15,000	14,663

Total Corporate Bonds
(Cost: $200,258)			202,661

Total Fixed Income Securities
(Cost: $394,240)			421,848

		Shares
MONEY MARKET INVESTMENTS — 13.9%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (6)(7)		256,588	256,588

Total Money Market Investments
(Cost: $256,588)			256,588

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 56.6%
U.S. TREASURY SECURITIES — 56.6%
U.S. Treasury Bill
1.05% (8)	05/03/18	$160,000	$159,987
1.74% (8)	07/12/18	130,000	129,549
1.75% (8)	07/05/18	322,000	320,986
1.75% (8)	07/05/18	24,000	23,925
1.76% (8)	07/19/18	160,000	159,386
1.79% (8)	07/26/18	130,000	129,448
1.96% (8)	10/04/18	121,000	119,988

Total U.S. Treasury Securities
(Cost: $1,043,355)			1,043,269

Total Short Term Investments
(Cost: $1,043,355)			1,043,269

Total Investments (93.4%)
(Cost: $1,694,183)			1,721,705
Excess of Other Assets over Liabilities (6.6%)			120,905

Net Assets (100.0%)			$1,842,610

Total Return Swaps (7)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$ 1,852,091	5/22/18	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (9)	Monthly	$ (5,209)	$ —	$ (5,209)

Notes to Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
I/O -	Interest Only Security.
OTC -	Over the Counter.
REIT -	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $95,064 or 5.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(3)	Restricted security (Note 10).
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Rate shown represents yield-to-maturity.
(9)	Custom Index has exposure to the following commodities as shown on the next page.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Custom Index Components	April 30, 2018

Description	Notional	Weight %	Unrealized Appreciation (Depreciation)
Gold	$213,916	11.55%	$(3,089)
Brent Crude Oil	149,464	8.07%	2,680
Natural Gas	146,130	7.89%	(415)
WTI Crude Oil	145,760	7.87%	637
Corn	125,016	6.75%	4,743
Copper High Grade	121,682	6.57%	(3,217)
Soybeans	115,015	6.21%	902
Aluminum Primary	82,788	4.47%	(7,807)
RBOB Gasoline	78,899	4.26%	1,128
SRW Wheat	69,083	3.73%	4,480
Heating Oil	68,713	3.71%	1,019
Live Cattle	67,601	3.65%	539
Soybean Meal	66,305	3.58%	2,552
Silver	62,230	3.36%	(3,104)
Nickel Primary	53,711	2.90%	(4,665)
Zinc High Grade	51,488	2.78%	(1,769)
Sugar#11	49,266	2.66%	(502)
Coffee ‘C’ Arabica	44,450	2.40%	1,843
Soybean Oil	44,450	2.40%	(1,363)
Lean Hogs	39,450	2.13%	(2,323)
HRW Wheat	28,707	1.55%	1,885
Cotton	27,967	1.51%	(296)
United States Treasury Bill	—	—	933

	$1,852,091	100.00%	$(5,209)

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Airlines	2.3%
Asset-Backed Securities	0.9
Banks	4.1
Commercial Mortgage-Backed Securities — Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Insurance	3.8
REIT	0.8
Residential Mortgage-Backed Securities — Agency	0.8
Residential Mortgage-Backed Securities — Non-Agency	9.5
U.S Treasury Securities	56.6
Money Market Investments	13.9

Total	93.4%

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$16,349	$—	$16,349
Commercial Mortgage-Backed Securities — Agency	—	4,023	—	4,023
Commercial Mortgage-Backed Securities — Non-Agency	—	—	8,977	8,977
Residential Mortgage-Backed Securities — Agency	—	14,084	—	14,084
Residential Mortgage-Backed Securities — Non-Agency	—	175,754	—	175,754
Corporate Bonds*	—	202,661	—	202,661

Total Fixed Income Securities	—	412,871	8,977	421,848

Money Market Investments	256,588	—	—	256,588
Short-Term Investments	1,043,269	—	—	1,043,269

Total Investments	$1,299,857	$412,871	$8,977	$1,721,705

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(5,209)	$—	$(5,209)

Total	$—	$(5,209)	$—	$(5,209)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 88.9% of Net Assets
CORPORATE BONDS — 20.1%
Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc.
6.38% (1)	06/01/19	$35,000	$36,285
United Technologies Corp.
1.78% (2)	05/04/18	50,000	49,998

			86,283

Airlines — 0.9%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC)
6.70%	12/15/22	14,186	15,179
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)
6.72%	07/02/24	69,463	75,166
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)
6.25%	10/22/24	13,702	14,842
US Airways Group, Inc. Pass-Through Certificates (12-1A) (EETC)
5.90%	04/01/26	41,480	44,930

			150,117

Auto Manufacturers — 0.3%
General Motors Co.
3.50%	10/02/18	50,000	50,188

Banks — 6.0%
Bank of America Corp.
5.65%	05/01/18	40,000	40,000
Citigroup, Inc.
2.05%	12/07/18	125,000	124,605
2.50%	09/26/18	50,000	50,001
3.14% (2)	01/24/23	75,000	73,665
6.13%	05/15/18	50,000	50,069
HBOS PLC (United Kingdom)
6.75% (1)	05/21/18	40,000	40,084
JPMorgan Chase & Co.
2.25%	01/23/20	75,000	74,081
2.69% (3 mo. USD LIBOR + 0.680%) (3)	06/01/21	50,000	50,266
3.90%	07/15/25	100,000	99,553
Morgan Stanley
3.73% (3 mo. USD LIBOR + 1.375%) (3)	02/01/19	50,000	50,414
Wells Fargo & Co.
3.00%	04/22/26	85,000	78,634
Wells Fargo Bank N.A.
2.40%	01/15/20	250,000	247,831

			979,203

Issues	Maturity Date	Principal Amount	Value
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.
4.90%	02/01/46	$29,000	$30,247
Constellation Brands, Inc.
2.00%	11/07/19	50,000	49,252

			79,499

Biotechnology — 0.6%
Amgen, Inc.
4.66%	06/15/51	22,000	22,060
Baxalta, Inc.
2.88%	06/23/20	20,000	19,804
Celgene Corp.
3.88%	08/15/25	20,000	19,654
Gilead Sciences, Inc.
3.65%	03/01/26	40,000	39,565

			101,083

Chemicals — 0.3%
Dow Chemical Co. (The)
8.55%	05/15/19	40,000	42,314

Cosmetics/Personal Care — 0.0%
First Quality Finance Co., Inc.
4.63% (1)	05/15/21	2,000	1,985
5.00% (1)	07/01/25	3,000	2,880

			4,865

Diversified Financial Services — 0.5%
Air Lease Corp.
2.13%	01/15/20	35,000	34,352
International Lease Finance Corp.
7.13% (1)	09/01/18	50,000	50,688

			85,040

Electric — 1.1%
AEP Texas Central Co.
3.85% (1)	10/01/25	50,000	50,315
FirstEnergy Transmission LLC
4.35% (1)	01/15/25	50,000	50,877
ITC Holdings Corp.
3.65%	06/15/24	40,000	39,755
MidAmerican Energy Co.
3.10%	05/01/27	40,000	38,307

			179,254

Electronics — 0.0%
Itron, Inc.
5.00% (1)	01/15/26	4,000	3,940

Environmental Control — 0.0%
Clean Harbors, Inc.
5.13%	06/01/21	5,000	5,050

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Food — 0.2%
Kraft Heinz Foods Co.
3.95%	07/15/25	$35,000	$34,532

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (1)	11/15/19	50,000	49,647

Healthcare-Products — 0.3%
Abbott Laboratories
3.75%	11/30/26	40,000	39,475

Healthcare-Services — 1.1%
Anthem, Inc.
3.50%	08/15/24	50,000	48,680
Centene Corp.
4.75%	01/15/25	8,000	7,800
DaVita, Inc.
5.13%	07/15/24	3,000	2,912
5.75%	08/15/22	2,000	2,050
Fresenius Medical Care US Finance II, Inc.
5.63% (1)	07/31/19	50,000	51,450
HCA, Inc.
5.00%	03/15/24	8,000	8,110
6.50%	02/15/20	8,000	8,380
Humana, Inc.
2.63%	10/01/19	40,000	39,847
Molina Healthcare, Inc.
4.88% (1)	06/15/25	3,000	2,865
Tenet Healthcare Corp.
4.38%	10/01/21	5,000	4,950

			177,044

Household Products/Wares — 0.0%
Central Garden & Pet Co.
5.13%	02/01/28	3,000	2,865

Insurance — 0.5%
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%) (1)(3)	11/01/53	80,000	87,930

Internet — 0.0%
Zayo Group LLC / Zayo Capital, Inc.
5.75% (1)	01/15/27	3,000	2,986

Media — 0.5%
21st Century Fox America, Inc.
4.95%	10/15/45	20,000	21,958
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% (1)	02/01/28	6,000	5,550
5.13% (1)	05/01/27	8,000	7,510

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%	10/23/45	$30,000	$32,341
Sirius XM Radio, Inc.
3.88% (1)	08/01/22	5,000	4,863

			72,222

Miscellaneous Manufacturers — 1.0%
General Electric Capital Corp.
2.32% (3 mo. USD LIBOR + 0.480%) (3)	08/15/36	200,000	170,512

Oil & Gas — 0.7%
Centennial Resource Production LLC
5.38% (1)	01/15/26	3,000	2,985
Parsley Energy LLC / Parsley Finance Corp.
5.38% (1)	01/15/25	3,000	3,022
Petroleos Mexicanos
3.50%	07/23/20	100,000	99,520

			105,527

Packaging & Containers — 0.1%
Berry Global, Inc.
4.50% (1)	02/15/26	2,000	1,915
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	2,000	1,858
Graphic Packaging International, Inc.
4.88%	11/15/22	8,000	8,160
OI European Group BV (Netherlands)
4.00% (1)	03/15/23	5,000	4,762
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.85% (3 mo. USD LIBOR + 3.500%) (1)(3)	07/15/21	5,000	5,081

			21,776

Pharmaceuticals — 0.8%
AbbVie, Inc.
4.50%	05/14/35	25,000	25,000
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	20,000	19,249
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	25,000	24,307
CVS Health Corp.
5.05%	03/25/48	40,000	40,792
Valeant Pharmaceuticals International, Inc. (Canada)
5.50% (1)	11/01/25	2,000	1,998
5.88% (1)	05/15/23	8,000	7,380
6.13% (1)	04/15/25	6,000	5,430

			124,156

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Pipelines — 0.3%
Energy Transfer Partners LP
5.15%	03/15/45	$50,000	$45,812
Rockies Express Pipeline LLC
5.63% (1)	04/15/20	3,000	3,121

			48,933

REIT — 2.0%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25	25,000	23,842
AvalonBay Communities, Inc.
2.78% (2)	01/15/21	40,000	40,036
HCP, Inc.
3.15%	08/01/22	50,000	48,877
Host Hotels & Resorts LP
5.25%	03/15/22	40,000	41,775
SBA Communications Corp.
4.00% (1)	10/01/22	8,000	7,660
SL Green Realty Corp.
5.00%	08/15/18	100,000	100,260
Welltower, Inc.
4.13%	04/01/19	70,000	70,581

			333,031

Retail — 0.4%
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.25% (1)	06/01/26	4,000	4,030
Walgreens Boots Alliance, Inc.
3.45%	06/01/26	60,000	56,383

			60,413

Software — 0.0%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% (1)	03/01/25	3,000	2,947

Telecommunications — 1.2%
AT&T, Inc.
3.40%	05/15/25	45,000	42,875
4.13%	02/17/26	25,000	24,765
4.80%	06/15/44	44,000	41,514
Intelsat Jackson Holdings S.A. (Luxembourg)
9.75% (1)	07/15/25	9,000	8,854
Sprint Communications, Inc.
9.00% (1)	11/15/18	8,000	8,240
Verizon Communications, Inc.
4.86%	08/21/46	75,000	73,851

			200,099

Total Corporate Bonds
(Cost: $3,222,405)			3,300,931

Issues	Maturity Date	Principal Amount		Value
MUNICIPAL BOND — 0.2% (Cost: $40,000)
Alabama Economic Settlement Authority, Revenue Bond
4.26%	09/15/32		$40,000	$41,137

FOREIGN GOVERNMENT BONDS — 44.5%
Australia Government Bond
2.75% (4)	04/21/24	AUD	186,000	141,989
4.75% (4)	04/21/27	AUD	110,000	96,280
Bundesrepublik Deutschland (Germany)
1.25% (4)	08/15/48	EUR	33,000	40,015
2.25% (4)	09/04/21	EUR	177,000	232,653
Canadian Government Bond
0.50%	03/01/22	CAD	215,000	158,075
0.75%	03/01/21	CAD	416,000	313,550
Colombia Government International Bond
8.13%	05/21/24		$52,000	63,245
Denmark Government Bond
1.75%	11/15/25	DKK	900,000	161,679
France Government Bond OAT
2.50% (4)	05/25/30	EUR	154,000	219,095
3.25% (4)	10/25/21	EUR	170,000	230,555
French Republic Government Bond OAT
2.00% (1)(4)	05/25/48	EUR	132,000	173,565
Indonesia Treasury Bond
8.38%	03/15/24	IDR	950,000,000	73,576
Ireland Government Bond
3.40% (4)	03/18/24	EUR	55,000	78,501
Italy Buoni Poliennali Del Tesoro
0.20%	10/15/20	EUR	135,000	164,233
2.70% (1)(4)	03/01/47	EUR	42,000	50,172
4.50%	03/01/24	EUR	335,000	486,813
Japan Government Ten-Year Bond
0.10%	06/20/27	JPY	39,000,000	358,863
1.00%	09/20/21	JPY	95,800,000	908,973
Japan Government Thirty-Year Bond
2.00%	03/20/42	JPY	41,400,000	492,585
Japan Government Twenty Year Bond
0.50%	09/20/36	JPY	8,700,000	80,067
Korea Treasury Bond
1.88%	06/10/26	KRW	144,000,000	127,002
2.38%	12/10/27	KRW	94,000,000	85,565
Malaysia Government Bond
3.96%	09/15/25	MYR	525,000	131,964
4.50%	04/15/30	MYR	650,000	165,258
Norway Government Bond
2.00% (1)(4)	05/24/23	NOK	2,950,000	377,574
Poland Government Bond
3.25%	07/25/25	PLN	265,000	77,660
Portugal Obrigacoes do Tesouro OT
2.13% (1)(4)	10/17/28	EUR	140,000	176,694
4.75% (1)(4)	06/14/19	EUR	145,000	185,098

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
South Africa Government International Bond
4.67%	01/17/24		$100,000	$99,699
Spain Government Bond
0.05%	01/31/21	EUR	100,000	121,431
1.40%	01/31/20	EUR	131,000	163,176
2.75% (1)(4)	10/31/24	EUR	192,000	263,221
2.90% (1)(4)	10/31/46	EUR	128,000	174,827
Sweden Government Bond
3.50%	06/01/22	SEK	500,000	65,884
United Kingdom Gilt
1.25% (4)	07/22/27	GBP	90,000	121,826
2.00% (4)	07/22/20	GBP	90,000	127,308
2.75% (4)	09/07/24	GBP	170,000	256,834
Uruguay Government International Bond
8.00%	11/18/22		$58,000	66,636

Total Foreign Government Bonds
(Cost: $7,502,604)				7,312,141

ASSET-BACKED SECURITIES — 3.9%
Babson CLO, Ltd. (13-IA-AR)
3.16% (1)(2)	01/20/28		40,000	39,939
Educational Funding of the South, Inc. (11-1-A2)
3.01% (3 mo. USD LIBOR + 0.650%) (3)	04/25/35		25,761	25,791
Magnetite XI, Ltd. (14-11A-A1R)
3.48% (3 mo. USD LIBOR + 1.120%) (1)(3)	01/18/27		20,000	20,032
Magnetite XII, Ltd. (15-12A-AR)
3.68% (3 mo. USD LIBOR + 1.330%) (1)(3)	04/15/27		30,000	30,156
Navient Student Loan Trust (14-8-A3)
2.50% (1 mo. USD LIBOR + 0.600%) (3)	05/27/49		80,000	80,302
Navient Student Loan Trust (16-2-A3)
3.40% (1 mo. USD LIBOR + 1.500%) (1)(3)	06/25/65		50,000	52,403
SLC Student Loan Trust (08-1-A4A)
3.72% (3 mo. USD LIBOR + 1.600%) (3)	12/15/32		56,892	58,816
SLM Student Loan Trust (07-3-A4)
2.42% (3 mo. USD LIBOR + 0.060%) (3)	01/25/22		50,000	48,823
SLM Student Loan Trust (07-6-A4)
2.74% (3 mo. USD LIBOR + 0.380%) (3)	10/25/24		46,760	46,825
SLM Student Loan Trust (08-9-A)
3.86% (3 mo. USD LIBOR + 1.500%) (3)	04/25/23		12,634	12,898

Issues	Maturity Date	Principal Amount	Value
Telecommunications (Continued)
SLM Student Loan Trust (11-2-A2)
3.10% (1 mo. USD LIBOR + 1.200%) (3)	10/25/34	$50,000	$51,484
SLM Student Loan Trust (12-7-A3)
2.55% (1 mo. USD LIBOR + 0.650%) (3)	05/26/26	97,596	96,966
Student Loan Consolidation Center (02-2-B2)
0.00% (28-Day Auction Rate) (1)(2)(3)	07/01/42	50,000	39,830
Voya CLO, Ltd. (14-4A-A1R)
3.30% (3 mo. USD LIBOR + 0.950%) (1)(3)	10/14/26	40,000	40,046

Total Asset-backed Securities
(Cost: $636,008)			644,311

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 3.9%
Fannie Mae (12-M10-AFL)
2.35% (1 mo. USD LIBOR + 0.450%) (3)	09/25/22	106,856	106,658
Fannie Mae (14-M12-FA)
2.12% (1 mo. USD LIBOR + 0.300%) (3)	10/25/21	7,343	7,352
Fannie Mae, Pool #470251
3.20%	02/01/22	79,560	79,858
Fannie Mae, Pool #AL6465
3.25%	11/01/23	86,576	87,395
Fannie Mae, Pool #AL6577
3.05%	11/01/22	71,472	71,296
Fannie Mae, Pool #AL6578
2.99%	04/01/23	86,965	86,874
Fannie Mae, Pool #AL8939
2.48%	11/01/22	30,527	29,918
Fannie Mae, Pool #AM2366
2.40%	02/01/23	69,781	67,742
Fannie Mae, Pool #AM4011
3.67%	07/01/23	90,000	92,117
Freddie Mac Multifamily Structured Pass-Through Certificates (KSCT-AX) (I/O)
1.16% (2)	01/25/20	313,705	4,960

Total Commercial Mortgage-backed Securities — Agency
(Cost: $650,847)			634,170

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.5%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)
1.44% (1)(2)(5)(6)	04/11/37	1,749,728	6,841
COMM Mortgage Trust (14-277P-A)
3.73% (1)(2)	08/10/49	20,000	20,088

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Morgan Stanley Capital I Trust (15-420-A)
3.73% (1)	10/12/50	$15,000	$15,013
Morgan Stanley Capital I Trust (99-RM1-X) (I/O)
0.99% (1)(2)(5)(6)	12/15/31	618,569	183
VNDO Mortgage Trust (12-6AVE-A)
3.00% (1)	11/15/30	25,000	24,616
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39% (1)	06/15/44	13,018	13,134

Total Commercial Mortgage-backed Securities — Non-agency
(Cost: $76,157)			79,875

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 9.7%
Fannie Mae (07-52-LS) (I/O) (I/F)
4.15% (-1.00 X 1 mo. USD LIBOR + 6.050%) (3)	06/25/37	90,842	9,283
Fannie Mae (08-18-SM) (I/O) (I/F)
5.10% (-1.00 X 1 mo. USD LIBOR + 7.000%) (3)	03/25/38	81,286	9,895
Fannie Mae (09-115-SB) (I/O) (I/F)
4.35% (-1.00 X 1 mo. USD LIBOR + 6.250%) (3)	01/25/40	63,592	7,464
Fannie Mae (10-116-SE) (I/O) (I/F)
4.70% (-1.00 X 1 mo. USD LIBOR + 6.600%) (3)	10/25/40	129,168	18,144
Fannie Mae, Pool #AB3679
3.50%	10/01/41	133,197	132,784
Fannie Mae, Pool #AB4045
3.50%	12/01/41	148,458	148,945
Fannie Mae, Pool #AT5914
3.50%	06/01/43	55,631	55,561
Fannie Mae, Pool #BD7081
4.00%	03/01/47	92,237	94,096
Fannie Mae, Pool #MA1527
3.00%	08/01/33	70,869	69,836
Fannie Mae, Pool #MA1652
3.50%	11/01/33	55,803	56,463
Freddie Mac (2990-ND) (I/F) (PAC)
12.07% (-2.54 X 1 mo. USD LIBOR + 16.891%) (3)	12/15/34	5,321	5,645
Freddie Mac (3439-SC) (I/O) (I/F)
4.00% (-1.00 X 1 mo. USD LIBOR + 5.900%) (3)	04/15/38	88,509	10,384
Freddie Mac, Pool #G08698
3.50%	03/01/46	81,435	81,042
Freddie Mac, Pool #G08716
3.50%	08/01/46	81,504	81,026
Freddie Mac, Pool #G08721
3.00%	09/01/46	13,282	12,821

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac, Pool #G08722
3.50%	09/01/46	$8,270	$8,222
Freddie Mac, Pool #G08726
3.00%	10/01/46	156,272	150,851
Freddie Mac, Pool #G08732
3.00%	11/01/46	18,057	17,430
Freddie Mac, Pool #G08762
4.00%	05/01/47	91,887	93,692
Freddie Mac, Pool #G18592
3.00%	03/01/31	10,637	10,586
Ginnie Mae (11-146-EI) (I/O) (PAC)
5.00%	11/16/41	90,207	18,778
Ginnie Mae (11-69-GI) (I/O)
5.00%	05/16/40	156,339	12,507
Ginnie Mae (12-7-PI) (I/O) (PAC)
3.50%	01/20/38	99,809	3,558
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	49,204	49,388
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	7,303	7,331
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	34,683	34,813
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	90,578	91,177
Ginnie Mae II, Pool #MA4263
4.00%	02/20/47	105,464	108,307
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	39,165	41,221
Ginnie Mae II TBA, 30 Year
5.00% (7)	12/01/38	25,000	26,270
Ginnie Mae II TBA, 30 Year
4.50% (7)	07/01/47	120,000	124,547

Total Residential Mortgage-backed Securities — Agency
(Cost: $1,667,688)			1,592,067

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.1%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2)
2.57% (1 mo. USD LIBOR + 0.675%) (3)	05/25/35	64,861	65,084
Banc of America FundingTrust (05-C-A3)
2.20% (1 mo. USD LIBOR + 0.300%) (3)	05/20/35	66,694	65,764
BCMSC Trust (00-A-A4)
8.29% (2)	06/15/30	189,525	78,149
Bear Stearns ALT-A Trust (05-8-11A1)
2.44% (1 mo. USD LIBOR + 0.540%) (3)	10/25/35	73,840	72,469

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)
3.34% (2)	10/25/35	$71,608	$68,861
Green Tree Financial Corp. (98-6-A8)
6.66% (2)	06/01/30	27,616	29,192
JPMorgan Mortgage Trust (05-A6-7A1)
3.63% (2)	08/25/35	48,412	47,241
Lehman XS Trust (06-9-A1B)
2.06% (1 mo. USD LIBOR + 0.160%) (3)	05/25/46	67,333	82,253
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)
2.23% (1 mo. USD LIBOR + 0.330%)(3)(5)	04/25/37	1,251,739	144,902
MortgageIT Trust (05-1-1A1)
2.54% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	68,150	68,373
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)
3.49% (2)	12/25/34	70,379	69,823
Structured Asset Mortgage Investments II Trust (05-AR6-2A1)
2.52% (1 mo. USD LIBOR + 0.310%)(3)	09/25/45	72,917	71,561
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)
3.24% (2)	05/25/36	193,399	135,225

Total Residential Mortgage-backed Securities — Non-agency
(Cost: $891,233)			998,897

Total Fixed Income Securities
(Cost: $14,686,942)			14,603,529

Issues	Maturity Date	Shares		Value
MONEY MARKET INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (8)			349,319	$349,319

Total Money Market Investments
(Cost: $349,319)				349,319

Security		Principal Amount
SHORT TERM INVESTMENTS — 9.4%
FOREIGN GOVERNMENT BONDS — 3.8%
Japan Treasury Bill
0.00% (9)	07/09/18	JPY	25,000,000	228,538
0.00% (9)	06/04/18	JPY	43,300,000	395,769

Total Foreign Government Bonds
(Cost: $638,783)				624,307

U.S. TREASURY SECURITIES — 5.6%
U.S. Treasury Bill
1.62% (10)(11)	06/14/18		$70,000	69,860
1.76% (10)	07/19/18		271,000	269,959
1.96% (10)	10/04/18		589,000	584,074

Total U.S. Treasury Securities
(Cost: $923,872)				923,893

Total Short Term Investments
(Cost: $1,562,655)				1,548,200

Total Investments (100.4%)
(Cost: $16,598,916)				16,501,048
Liabilities in Excess of Other Assets (-0.4%)				(62,533)

Net Assets (100.0%)				$16,438,515

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Goldman Sachs International	EUR	645,000	07/20/18	$800,315	$784,019	$(16,296)
Goldman Sachs International	JPY	15,615,780	07/20/18	146,000	143,495	(2,505)
Barclays Capital	NOK	1,690,000	07/11/18	209,304	211,492	2,188

				$1,155,619	$1,139,006	$(16,613)

SELL (13)
Goldman Sachs International	JPY	15,615,780	07/20/18	145,605	143,495	2,110

				$145,605	$143,495	$2,110

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation/ Depreciation
BUY
5	2-Year U.S. Treasury Note Futures	06/29/18	$1,062,354	$1,060,234	$(2,120)
10	5-Year U.S. Treasury Note Futures	06/29/18	1,139,239	1,135,078	(4,161)
3	10-Year U.S. Treasury Note Futures	06/20/18	382,249	383,672	1,423
5	U.S. Ultra Long Bond Futures	06/20/18	766,768	785,625	18,857

			$3,350,610	$3,364,609	$13,999

Notes to Schedule of Investments:

AUD	Australian Dollar.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
NOK	Norwegian Krona.
SEK	Swedish Krona.
ABS -	Asset-Backed Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $2,220,712 or 13.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2018, the value of these securities amounted to $2,946,207 or 17.9% of net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Restricted security (Note 10).
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(9)	Security is not accruing interest.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.
(12)	Fund buys foreign currency, sells U.S. Dollar.
(13)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Airlines	0.9
Asset-Backed Securities	3.9
Auto Manufacturers	0.3
Banks	6.0
Beverages	0.5
Biotechnology	0.6
Chemicals	0.3
Commercial Mortgage-Backed Securities — Agency	3.9
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Cosmetics/Personal Care	0.0	*
Diversified Financial Services	0.5
Electric	1.1
Electronics	0.0	*
Environmental Control	0.0	*
Food	0.2
Foreign Government Bonds	44.5
Forest Products & Paper	0.3
Healthcare-Products	0.3
Healthcare-Services	1.1
Household Products/Wares	0.0	*
Insurance	0.5
Internet	0.0	*
Media	0.5
Miscellaneous Manufacturers	1.0
Municipal Bonds	0.2
Oil & Gas	0.7
Packaging & Containers	0.1
Pharmaceuticals	0.8
Pipelines	0.3
REIT	2.0
Residential Mortgage-Backed Securities — Agency	9.7
Residential Mortgage-Backed Securities — Non-Agency	6.1
Retail	0.4
Short Term Investments	9.4
Software	0.0	*
Telecommunications	1.2
Money Market Investments	2.1

Total	100.4%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2018

Country	Percentage of Net Assets
Australia	1.5%
Canada	2.9
Cayman Islands	0.7
Colombia	0.4
Denmark	1.0
France	3.7
Germany	1.6
Great Britain	3.3
Indonesia	0.4
Ireland	0.5
Italy	4.3
Japan	15.0
Luxembourg	0.2
Malaysia	1.8
Mexico	0.6
Netherlands	0.0 *
Norway	2.3
Poland	0.5
Portugal	2.2
South Africa	0.6
South Korea	1.3
Spain	4.4
Sweden	0.4
United Kingdom	0.2
United States	50.2
Uruguay	0.4

Total	100.4%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,300,931	$—	$3,300,931
Municipal Bonds	—	41,137	—	41,137
Foreign Government Bonds	—	7,312,141	—	7,312,141
Asset-Backed Securities	—	644,311	—	644,311
Commercial Mortgage-Backed Securities — Agency	—	634,170	—	634,170
Commercial Mortgage-Backed Securities — Non-Agency	—	72,851	7,024	79,875
Residential Mortgage-Backed Securities — Agency	—	1,592,067	—	1,592,067
Residential Mortgage-Backed Securities — Non-Agency	—	853,995	144,902	998,897

Total Fixed Income Securities	—	14,451,603	151,926	14,603,529

Money Market Investments	349,319	—	—	349,319
Short-Term Investments	923,893	624,307	—	1,548,200

Total Investments	1,273,212	15,075,910	151,926	16,501,048

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	4,298	—	4,298
Futures
Interest Rate Risk	20,280	—	—	20,280

Total	$1,293,492	$15,080,208	$151,926	$16,525,626

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(18,801)	$—	$(18,801)
Futures
Interest Rate Risk	(6,281)	—	—	(6,281)

Total	$(6,281)	$(18,801)	$—	$(25,082)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 86.7% of Net Assets
BANK LOANS — 9.1%
Commercial Services — 2.8%
Agro Merchants NAI Holdings, LLC, 2017 1st Lien Term Loan B
6.05% (3 mo. USD LIBOR + 3.750%) (1)	12/06/24	$49,878	$50,440
Mister Car Wash, Inc., Term Loan B
5.70% (3 mo. USD LIBOR + 3.250%) (1)	08/20/21	54,180	54,552
SBA Senior Finance II LLC 2018 Term Loan B
2.00% (3 mo. USD LIBOR + 2.000%) (1)	04/11/25	90,000	90,357
Scientific Games International, Inc., 2018 Term Loan B5
4.70% (3 mo. USD LIBOR + 2.750%) (1)	08/14/24	80,000	80,581
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4
2.50% (3 mo. USD LIBOR + 2.500%) (1)	04/16/25	35,496	35,778
SS&C Technologies, Inc., 2018 Term Loan B3
2.50% (3 mo. USD LIBOR + 2.500%) (1)	04/16/25	95,938	96,700
VICI Properties 1 LLC, Replacement Term Loan B
3.90% (3 mo. USD LIBOR + 2.000%) (1)	12/20/24	38,182	38,367
WMG Acquisition Corp., 2017 Term Loan E
4.15% (3 mo. USD LIBOR + 2.250%) (1)	11/01/23	30,000	30,177

			476,952

Electric — 0.6%
Dynegy, Inc., 2017 Term Loan C2
4.40% (3 mo. USD LIBOR + 2.750%) (1)	02/07/24	25,000	25,192
TEX Operations Co. LLC, Exit Term Loan B
4.40% (3 mo. USD LIBOR + 2.750%) (1)	08/04/23	60,308	60,798
TEX Operations Co. LLC, Exit Term Loan C
4.40% (3 mo. USD LIBOR + 2.750%) (1)	08/04/23	10,714	10,801

			96,791

Entertainment — 0.6%
Churchill Downs, Inc., 2017 Term Loan B
3.91% (3 mo. USD LIBOR + 2.000%) (1)	12/27/24	94,763	95,295

Healthcare-Services — 0.1%
BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan
6.15% (3 mo. USD LIBOR + 4..250%) (1)	03/18/24	12,870	12,697
BCPE Eagle Buyer LLC, 2017 2nd Lien Term Loan
9.93% (3 mo. USD LIBOR + 8.000%) (1)	03/17/25	13,000	12,946

			25,643

Issues	Maturity Date	Principal Amount	Value
Lodging — 0.3%
CityCenter Holdings, LLC, 2017 Term Loan B
4.40% (3 mo. USD LIBOR + 2.50%) (1)	04/18/24	$54,338	$54,674
Pharmaceuticals — 0.9%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan
5.40% (3 mo. USD LIBOR + 3.50%) (1)	09/26/24	77,610	67,456
Catalent Pharma Solutions, Inc., Term Loan B
4.15% (3 mo. USD LIBOR + 2.250%) (1)	05/20/24	39,880	40,107
PharMerica Corp., 1st Lien Term Loan
9.65% (3 mo. USD LIBOR + 3.500%) (1)	12/06/24	26,000	26,163
PharMerica Corp., 2nd Lien Term Loan
9.65% (3 mo. USD LIBOR + 8.750%) (1)	12/07/25	26,000	26,130

			159,856

Retail — 1.1%
1011778 B.C. Unlimited Liability Co., Term Loan B3
4.15% (3 mo. USD LIBOR + 2.250%) (1)	02/16/24	148,497	149,098
Petco Animal Supplies, Inc., 2017 Term Loan B
5.61% (3 mo. USD LIBOR + 3.000%) (1)	01/26/23	49,746	34,290

			183,388

Software — 1.8%
First Data Corp., 2022 Term Loan
4.15% (3 mo. USD LIBOR + 2.250%) (1)	07/08/22	65,000	65,305
First Data Corp., 2024 Term Loan
4.15% (3 mo. USD LIBOR + 2.250%) (1)	04/26/24	212,274	213,259
TierPoint LLC, 2017 1st Lien Term Loan
5.65% (3 mo. USD LIBOR + 3.750%) (1)	05/06/24	35,475	34,400

			312,964

Telecommunications — 0.9%
Colorado Buyer, Inc., Term Loan B
4.78% (3 mo. USD LIBOR + 3.000%) (1)	05/01/24	24,813	24,797
Intelsat Jackson Holdings S.A., 2017 Term Loan B5
6.63% (3 mo. USD LIBOR + 6.6250%) (1)	01/02/24	130,000	132,779

			157,576

Total Bank Loans
(Cost: $1,482,414)			1,563,139

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
CORPORATE BONDS — 77.6%
Advertising — 0.6%
Lamar Media Corp.
5.75%	02/01/26	$100,000	$104,000

Aerospace/Defense — 0.2%
KLX, Inc.
5.88% (2)	12/01/22	28,000	29,296

Airlines — 3.4%
American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC)
5.60% (2)	01/15/22	251,116	257,344
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	62,793	63,421
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC)
6.72%	07/02/24	236,805	256,248

			577,013

Auto Parts & Equipment — 0.2%
Tenneco, Inc.
5.00%	07/15/26	34,000	31,875

Banks — 0.3%
CIT Group, Inc.
3.88%	02/19/19	50,000	50,295
Chemicals — 1.3%
Axalta Coating Systems LLC
4.88% (2)	08/15/24	160,000	162,000
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA (Canada)
8.38% (2)	12/01/22	20,000	20,550
Valvoline, Inc.
4.38%	08/15/25	40,000	38,450

			221,000

Coal — 0.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50% (2)	06/15/25	22,000	22,770

Commercial Services — 2.9%
Brink’s Co. (The)
4.63% (2)	10/15/27	58,000	53,505
Gartner, Inc.
5.13% (2)	04/01/25	12,000	12,056
IHS Markit, Ltd.
4.00% (2)	03/01/26	103,000	99,172
4.75% (2)	02/15/25	15,000	15,114
Matthews International Corp.
5.25% (2)	12/01/25	120,000	118,800
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% (2)	10/01/22	46,000	45,885

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
Service Corp. International
4.50%	11/15/20	$110,000	$110,550
4.63%	12/15/27	50,000	49,015

			504,097

Computers — 0.8%
EMC Corp.
1.88%	06/01/18	130,000	130,130

Cosmetics/Personal Care — 0.3%
First Quality Finance Co., Inc.
4.63% (2)	05/15/21	50,000	49,625

Diversified Financial Services — 1.5%
Ally Financial, Inc.
3.25%	11/05/18	250,000	250,625

Electric — 0.2%
NextEra Energy Operating Partners LP
4.25% (2)	09/15/24	7,000	6,790
4.50% (2)	09/15/27	30,000	28,200

			34,990

Electronics — 0.8%
Itron, Inc.
5.00% (2)	01/15/26	145,000	142,825

Entertainment — 2.5%
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25% (2)	10/15/25	27,000	25,920
GLP Capital LP / GLP Financing II, Inc.
4.38%	11/01/18	260,000	261,300
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.13% (2)	08/15/21	93,000	89,977
WMG Acquisition Corp.
5.50% (2)	04/15/26	52,000	52,325

			429,522

Environmental Control — 2.5%
Clean Harbors, Inc.
5.13%	06/01/21	229,000	231,290
Covanta Holding Corp.
5.88%	07/01/25	18,000	17,550
GFL Environmental, Inc.
5.38% (2)	03/01/23	57,000	56,572
Waste Pro USA, Inc.
5.50% (2)	02/15/26	130,000	128,986

			434,398

Food — 2.4%
B&G Foods, Inc.
4.63%	06/01/21	150,000	148,641

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Food (Continued)
Kraft Heinz Foods Co.
4.88% (2)	02/15/25	$60,000	$62,457
Pilgrim’s Pride Corp.
5.75% (2)	03/15/25	7,000	6,860
5.88% (2)	09/30/27	58,000	55,535
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
5.88%	01/15/24	10,000	10,350
Post Holdings, Inc.
5.63% (2)	01/15/28	125,000	119,844
TreeHouse Foods, Inc.
6.00% (2)	02/15/24	6,000	5,992

			409,679

Healthcare-Products — 1.1%
Hill-Rom Holdings, Inc.
5.75% (2)	09/01/23	70,000	72,716
Hologic, Inc.
4.63% (2)	02/01/28	55,000	52,456
Teleflex, Inc.
4.63%	11/15/27	25,000	23,969
4.88%	06/01/26	7,000	6,928
5.25%	06/15/24	37,000	37,740

			193,809

Healthcare-Services — 9.0%
Acadia Healthcare Co., Inc.
6.50%	03/01/24	76,000	79,040
Centene Corp.
4.75%	05/15/22	40,000	40,600
4.75%	01/15/25	87,000	84,825
5.63%	02/15/21	35,000	36,006
CHS / Community Health Systems, Inc.
5.13%	08/01/21	12,000	11,085
6.25%	03/31/23	225,000	206,437
DaVita, Inc.
5.00%	05/01/25	20,000	19,004
5.75%	08/15/22	47,000	48,175
Encompass Health Corp.
5.75%	11/01/24	135,000	137,869
HCA, Inc.
3.75%	03/15/19	75,000	75,398
5.00%	03/15/24	15,000	15,206
6.50%	02/15/20	365,000	382,337
Molina Healthcare, Inc.
5.38%	11/15/22	17,000	17,043
Polaris Intermediate Corp.
8.50% (2)	12/01/22	20,000	20,375
SP Finco LLC
6.75% (2)	07/01/25	22,000	20,900

Issues	Maturity Date	Principal Amount	Value
Healthcare-Services (Continued)
Tenet Healthcare Corp.
4.50%	04/01/21	$113,000	$112,718
4.63% (2)	07/15/24	104,000	100,760
4.75%	06/01/20	75,000	75,750
WellCare Health Plans, Inc.
5.25%	04/01/25	61,000	61,464

			1,544,992

Household Products/Wares — 0.7%
Central Garden & Pet Co.
5.13%	02/01/28	55,000	52,525
Spectrum Brands, Inc.
6.13%	12/15/24	20,000	20,400
6.63%	11/15/22	45,000	46,688

			119,613

Internet — 0.5%
Zayo Group LLC / Zayo Capital, Inc.
5.75% (2)	01/15/27	92,000	91,575

Leisure Time — 0.3%
NCL Corp., Ltd.
4.75% (2)	12/15/21	48,000	48,840

Lodging — 0.6%
Boyd Gaming Corp.
6.88%	05/15/23	32,000	33,720
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.88% (2)	05/15/25	38,000	36,527
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25% (2)	05/15/27	30,000	29,063

			99,310

Machinery-Diversified — 0.1%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC
7.75% (2)	04/15/26	20,000	19,950

Media — 12.4%
Altice US Finance I Corp. (Luxembourg)
5.50% (2)	05/15/26	200,000	196,500
AMC Networks, Inc.
4.75%	08/01/25	45,000	42,975
Cable One, Inc.
5.75% (2)	06/15/22	117,000	119,925
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% (2)	02/01/28	101,000	93,425
5.13% (2)	05/01/27	195,000	183,055
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13% (2)	12/15/21	25,000	24,839

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Media (Continued)
CSC Holdings LLC
5.38% (2)	02/01/28	$200,000	$187,500
7.63%	07/15/18	235,000	237,203
DISH DBS Corp.
7.88%	09/01/19	192,000	199,200
EW Scripps Co. (The)
5.13% (2)	05/15/25	38,000	35,483
Midcontinent Communications & Finance Co.
6.88% (2)	08/15/23	55,000	57,819
Radiate Holdco LLC / Radiate Finance, Inc.
6.88% (2)	02/15/23	18,000	17,505
Sinclair Television Group, Inc.
6.13%	10/01/22	195,000	201,094
Sirius XM Radio, Inc.
3.88% (2)	08/01/22	219,000	212,988
TEGNA, Inc.
5.13%	10/15/19	91,000	91,796
Univision Communications, Inc.
5.13% (2)	02/15/25	39,000	36,172
Virgin Media Secured Finance PLC (United Kingdom)
5.50% (2)	08/15/26	200,000	193,250

			2,130,729

Oil & Gas — 4.1%
Antero Resources Corp.
5.00%	03/01/25	22,000	22,110
Centennial Resource Production LLC
5.38% (2)	01/15/26	88,000	87,560
CrownRock LP / CrownRock Finance, Inc.
5.63% (2)	10/15/25	47,000	46,589
Diamondback Energy, Inc.
4.75%	11/01/24	5,000	4,999
5.38%	05/31/25	20,000	20,350
Endeavor Energy Resources LP / EER Finance, Inc.
5.75% (2)	01/30/28	38,000	38,332
Ensco PLC (United Kingdom)
7.75%	02/01/26	77,000	72,861
Gulfport Energy Corp.
6.38%	05/15/25	8,000	7,708
Newfield Exploration Co.
5.63%	07/01/24	5,000	5,312
5.75%	01/30/22	78,000	82,290
Parsley Energy LLC / Parsley Finance Corp.
5.25% (2)	08/15/25	78,000	78,195
Range Resources Corp.
4.88%	05/15/25	59,000	54,907
Seven Generations Energy, Ltd. (Canada)
5.38% (2)	09/30/25	37,000	36,029

Issues	Maturity Date	Principal Amount	Value
Oil & Gas (Continued)
Sunoco LP / Sunoco Finance Corp.
4.88% (2)	01/15/23	$140,000	$137,529
WPX Energy, Inc.
5.25%	09/15/24	11,000	11,110
6.00%	01/15/22	3,000	3,139

			709,020

Oil & Gas Services — 1.3%
Transocean Proteus, Ltd.
6.25% (2)	12/01/24	130,500	134,578
USA Compression Partners LP / USA Compression Finance Corp.
6.88% (2)	04/01/26	91,000	93,161

			227,739

Packaging & Containers — 5.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)
4.63% (2)	05/15/23	225,000	225,563
Ball Corp.
4.00%	11/15/23	15,000	14,756
4.38%	12/15/20	55,000	56,306
4.88%	03/15/26	55,000	55,000
Berry Global, Inc.
4.50% (2)	02/15/26	50,000	47,875
Berry Plastics Corp.
5.13%	07/15/23	40,000	40,450
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	63,000	58,511
Graphic Packaging International, Inc.
4.88%	11/15/22	60,000	61,200
Multi-Color Corp.
4.88% (2)	11/01/25	120,000	112,200
OI European Group BV (Netherlands)
4.00% (2)	03/15/23	128,000	121,920
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.85% (3 mo. USD LIBOR + 3.500%) (1)(2)	07/15/21	170,000	172,763
Sealed Air Corp.
5.25% (2)	04/01/23	17,000	17,510

			984,054

Pharmaceuticals — 1.8%
Valeant Pharmaceuticals International, Inc. (Canada)
5.50% (2)	11/01/25	3,000	2,996
5.88% (2)	05/15/23	162,000	149,445
6.13% (2)	04/15/25	117,000	105,885
6.50% (2)	03/15/22	45,000	46,857

			305,183

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Pipelines — 5.6%
Cheniere Corpus Christi Holdings LLC
5.13% (2)	06/30/27	$35,000	$34,256
Cheniere Energy Partners LP
5.25% (2)	10/01/25	18,000	17,640
Energy Transfer Equity LP
5.50%	06/01/27	115,000	115,287
5.88%	01/15/24	17,000	17,426
Kinder Morgan Energy Partners LP
2.65%	02/01/19	135,000	134,648
NGPL PipeCo LLC
4.38% (2)	08/15/22	145,000	144,819
Rockies Express Pipeline LLC
5.63% (2)	04/15/20	155,000	161,248
6.00% (2)	01/15/19	85,000	86,806
6.88% (2)	04/15/40	10,000	11,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88% (2)	04/15/26	101,000	100,248
TransMontaigne Partners LP / TLP Finance Corp.
6.13%	02/15/26	100,000	100,000
Williams Cos., Inc. (The)
3.70%	01/15/23	45,000	43,749

			967,727

REIT — 0.4%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	48,000	44,400
5.63%	05/01/24	21,000	21,525

			65,925

Retail — 2.0%
1011778 BC ULC / New Red Finance, Inc. (Canada)
4.25% (2)	05/15/24	57,000	54,364
Cumberland Farms, Inc.
6.75% (2)	05/01/25	57,000	59,351
IRB Holding Corp.
6.75% (2)	02/15/26	20,000	19,350
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.75% (2)	06/01/27	8,000	7,660
5.00% (2)	06/01/24	3,000	3,008
Nathan’s Famous, Inc.
6.63% (2)	11/01/25	19,000	19,166
Penske Automotive Group, Inc.
3.75%	08/15/20	105,000	104,643
Rite Aid Corp.
6.13% (2)	04/01/23	80,000	81,400
			348,942

Issues	Maturity Date	Principal Amount	Value
Software — 1.4%
CDK Global, Inc.
3.80%	10/15/19	$188,000	$189,194
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% (2)	03/01/25	38,000	37,335
MSCI, Inc.
4.75% (2)	08/01/26	4,000	3,975

			230,504

Telecommunications — 10.6%
Frontier Communications Corp.
7.13%	01/15/23	148,000	105,913
8.50% (2)	04/01/26	27,000	26,325
GTT Communications, Inc.
7.88% (2)	12/31/24	4,000	4,105
Intelsat Jackson Holdings S.A. (Luxembourg)
5.50%	08/01/23	198,000	166,815
9.75% (2)	07/15/25	45,000	44,269
Level 3 Financing, Inc.
5.38%	01/15/24	138,000	136,965
6.13%	01/15/21	45,000	45,788
Qwest Corp.
6.75%	12/01/21	105,000	113,405
SoftBank Group Corp. (Japan)
4.50% (2)	04/15/20	200,000	206,280
Sprint Capital Corp.
8.75%	03/15/32	178,000	204,366
Sprint Communications, Inc.
9.00% (2)	11/15/18	130,000	133,900
Sprint Corp.
7.63%	03/01/26	115,000	121,612
Sprint Nextel Corp.
9.25%	04/15/22	55,000	63,525
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74% (2)	03/20/25	200,000	202,500
T-Mobile USA, Inc.
4.00%	04/15/22	50,000	50,250
4.75%	02/01/28	141,000	136,072
6.50%	01/15/24	40,000	42,000
Windstream Services LLC
6.38%	08/01/23	15,000	8,850

			1,812,940

Total Corporate Bonds
(Cost: $13,443,683)			13,322,992

Total Fixed Income Securities
(Cost: $14,926,097)			14,886,131

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2018

Issues	Shares	Value
COMMON STOCK — 0.5%
Electric — 0.5%
Homer City Holdings LLC — Series A (3)(4)	5,610	$86,955

Total Common Stock
(Cost: $327,224)		86,955

MONEY MARKET INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (5)	441,697	441,697

Total Money Market Investments
(Cost: $441,697)		441,697

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 9.4%
U.S. Treasury Securities — 9.4%
U.S. Treasury Bill
1.74% (6)	07/12/18	$442,000	$440,467
1.75% (6)	07/05/18	396,000	394,754
1.96% (6)	10/04/18	787,000	780,416

Total U.S. Treasury Securities
(Cost: $1,615,726)			1,615,637

Total Short Term Investments
(Cost: $1,615,726)			1,615,637

Total Investments (99.2%)
(Cost: $17,310,744)			17,030,420
Excess of Other Assets over Liabilities (0.8%)			134,626

Net Assets (100.0%)			$17,165,046

Credit Default Swaps — Buy Protection

Notional Amount (7)	Implied Credit Spread (8)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid (Received)	Value (9)
OTC Swaps
$ 250,000	0.29%	3/20/19	Goldman Sachs International	Arconic, Inc.	1.0%	Quarterly	$(3,320)	$1,485	$(1,835)

Notes to Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
OTC -	Over the Counter.
REIT -	Real Estate Investment Trust.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $6,634,615 or 38.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(6)	Rate shown represents yield-to-maturity.
(7)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(8)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(9)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	0.2
Airlines	3.4
Auto Parts & Equipment	0.2
Banks	0.3
Chemicals	1.3
Coal	0.1
Commercial Services	5.7
Computers	0.8
Cosmetics/Personal Care	0.3
Diversified Financial Services	1.5
Electric	1.3
Electronics	0.8
Entertainment	3.1
Environmental Control	2.5
Food	2.4
Healthcare-Products	1.1
Healthcare-Services	9.1
Household Products/Wares	0.7
Internet	0.5
Leisure Time	0.3
Lodging	0.9
Machinery-Diversified	0.1
Media	12.4
Oil & Gas	4.1
Oil & Gas Services	1.3
Packaging & Containers	5.7
Pharmaceuticals	2.7
Pipelines	5.6
REIT	0.4
Retail	3.1
Short Term Investments	9.4
Software	3.2
Telecommunications	11.5
Money Market Investments	2.6

Total	99.2%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,563,139	$—	$1,563,139
Corporate Bonds*	—	13,322,992	—	13,322,992

Total Fixed Income Securities	—	14,886,131	—	14,886,131

Equity Securities
Common Stock*	—	—	86,955	86,955
Money Market Investments	441,697	—	—	441,697
Short-Term Investments	1,615,637	—	—	1,615,637

Total Investments	$2,057,334	$14,886,131	$86,955	$17,030,420

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(1,835)	$—	$(1,835)

Total	$—	$(1,835)	$—	$(1,835)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 69.8% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 3.8%
Fannie Mae, Pool #AM7028
1.91% (1 mo. USD LIBOR + 0.240%) (1)	10/01/19	$65,000	$64,996
Fannie Mae (13-M13-FA)
2.25% (1 mo. USD LIBOR + 0.350%) (1)	05/25/18	1,102	1,102
Fannie Mae (15-M10-FA)
2.07% (1 mo. USD LIBOR + 0.250%) (1)	03/25/19	4,290	4,286
Fannie Mae (15-M12-FA)
2.16% (1 mo. USD LIBOR + 0.340%) (1)	04/25/20	23,045	23,033
Freddie Mac Multifamily Structured Pass-Through Certificates (J15F-A1)
2.36%	07/25/20	38,235	38,025
Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A)
2.53% (1 mo. USD LIBOR + 0.650%) (1)	01/25/23	22,769	22,870
Freddie Mac Multifamily Structured Pass-Through Certificates (KIR1-A1)
2.45%	03/25/26	46,049	44,787
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ02-A2)
2.60%	09/25/20	34,989	34,765
Freddie Mac Multifamily Structured Pass-Through Certificates (KP02-A2)
2.36% (2)	04/25/21	53,237	52,941

Total Commercial Mortgage-backed Securities — Agency
(Cost: $291,269)			286,805

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.3%
Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4)
7.00% (2)	05/20/30	442	442
JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S)
5.24% (3)	05/15/47	16,181	16,129
OBP Depositor LLC Trust (10-OBP-A)
4.65% (3)	07/15/45	10,000	10,284

Total Commercial Mortgage-backed Securities — Non-agency
(Cost: $27,832)			26,855

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 20.3%
Fannie Mae (03-11-FA)
2.90% (1 mo. USD LIBOR + 1.000%) (1)	09/25/32	19,473	19,940

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae (03-52-NF)
2.30% (1 mo. USD LIBOR + 0.400%) (1)	06/25/23	$8,869	$8,871
Fannie Mae (03-64-KS) (I/F)
7.22% (-1.29 X 1 mo. USD LIBOR + 9.643%) (1)	07/25/18	220	220
Fannie Mae (03-84-GE) (PAC)
4.50%	09/25/18	1,940	1,941
Fannie Mae (03-97-CA) (PAC)
5.00%	10/25/18	2,770	2,771
Fannie Mae (04-94-HY)
5.00%	12/25/19	1,953	1,953
Fannie Mae (05-114-PF) (PAC)
2.27% (1 mo. USD LIBOR + 0.375%) (1)	08/25/35	38,768	38,821
Fannie Mae (06-56-FD) (TAC)
2.15% (1 mo. USD LIBOR + 0.250%) (1)	07/25/36	14,731	14,730
Fannie Mae (06-60-DF)
2.33% (1 mo. USD LIBOR + 0.430%) (1)	04/25/35	34,257	34,409
Fannie Mae (06-84-WF) (PAC)
2.20% (1 mo. USD LIBOR + 0.300%) (1)	02/25/36	12,204	12,209
Fannie Mae (07-64-FA)
2.37% (1 mo. USD LIBOR + 0.470%) (1)	07/25/37	38,126	38,463
Fannie Mae (07-67-FA)
2.15% (1 mo. USD LIBOR + 0.250%) (1)	04/25/37	38,426	38,444
Fannie Mae (08-15-JN)
4.50%	02/25/23	32,862	33,120
Fannie Mae (08-24-PF) (PAC)
2.55% (1 mo. USD LIBOR + 0.650%) (1)	02/25/38	29,443	29,736
Fannie Mae (08-47-PF) (PAC)
2.40% (1 mo. USD LIBOR + 0.500%) (1)	06/25/38	2,832	2,835
Fannie Mae (09-33-FB)
2.72% (1 mo. USD LIBOR + 0.820%) (1)	03/25/37	29,349	30,022
Fannie Mae (10-83-AK)
3.00%	11/25/18	11,734	11,726
Fannie Mae (11-124-DF)
2.35% (1 mo. USD LIBOR + 0.450%) (1)	08/25/40	18,948	19,038
Fannie Mae (11-75-HP) (PAC)
2.50%	07/25/40	44,304	43,881
Fannie Mae, Pool #254548
5.50%	12/01/32	15,487	16,921

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #600187
7.00%	07/01/31	$34,052	$37,378
Fannie Mae, Pool #995364
6.00%	10/01/38	18,706	20,905
Fannie Mae, Pool #AL0851
6.00%	10/01/40	9,235	10,226
Freddie Mac (2550-FI) (TAC)
2.25% (1 mo. USD LIBOR + 0.350%) (1)	11/15/32	5,124	5,138
Freddie Mac (2763-FC)
2.25% (1 mo. USD LIBOR + 0.350%) (1)	04/15/32	9,182	9,192
Freddie Mac (2764-OE) (PAC)
4.50%	03/15/19	12,018	12,049
Freddie Mac (2990-DE)
2.28% (1 mo. USD LIBOR + 0.380%) (1)	11/15/34	37,396	37,520
Freddie Mac (3071-TF) (PAC)
2.20% (1 mo. USD LIBOR + 0.300%) (1)	04/15/35	49,299	49,327
Freddie Mac (3139-FL) (PAC)
2.20% (1 mo. USD LIBOR + 0.300%) (1)	01/15/36	38,995	39,017
Freddie Mac (3172-FK)
2.35% (1 mo. USD LIBOR + 0.450%) (1)	08/15/33	22,548	22,576
Freddie Mac (3300-FA)
2.20% (1 mo. USD LIBOR + 0.300%) (1)	08/15/35	47,805	47,826
Freddie Mac (3318-F)
2.15% (1 mo. USD LIBOR + 0.250%) (1)	05/15/37	56,186	56,068
Freddie Mac (3335-FT)
2.05% (1 mo. USD LIBOR + 0.150%) (1)	08/15/19	800	800
Freddie Mac (3645-EH)
3.00%	12/15/20	30,654	30,694
Freddie Mac (3747-HG) (PAC)
2.40%	07/15/37	20,523	20,497
Freddie Mac (3767-JF) (PAC)
2.20% (1 mo. USD LIBOR + 0.300%) (1)	02/15/39	58,615	58,852
Freddie Mac (3804-FN) (PAC)
2.35% (1 mo. USD LIBOR + 0.450%) (1)	03/15/39	29,584	29,580
Freddie Mac (3824-FA)
2.05% (1 mo. USD LIBOR + 0.150%) (1)	03/15/26	2,973	2,974
Freddie Mac (3828-TF)
2.30% (1 mo. USD LIBOR + 0.400%) (1)	04/15/29	70,734	70,828

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac (3879-MF)
2.25% (1 mo. USD LIBOR + 0.350%) (1)	09/15/38	$35,409	$35,524
Freddie Mac (3901-CD)
2.00%	10/15/18	11,548	11,535
Freddie Mac (3940-PF) (PAC)
2.25% (1 mo. USD LIBOR + 0.350%) (1)	05/15/40	67,787	67,892
Freddie Mac (3946-FG) (PAC)
2.25% (1 mo. USD LIBOR + 0.350%) (1)	10/15/39	32,262	32,330
Freddie Mac (4231-FD)
2.25% (1 mo. USD LIBOR + 0.350%) (1)	10/15/32	76,660	76,659
Freddie Mac (263-F5)
2.40% (1 mo. USD LIBOR + 0.500%) (1)	06/15/42	56,971	57,557
Ginnie Mae (04-5-PF)
2.45% (1 mo. USD LIBOR + 0.550%) (1)	02/20/33	29,665	29,694
Ginnie Mae (12-13-KF)
2.20% (1 mo. USD LIBOR + 0.300%) (1)	07/20/38	42,622	42,731
Ginnie Mae II, Pool #80022
3.13% (1 year Treasury Constant Maturity Rate + 1.500%) (1)	12/20/26	16,643	17,073
Ginnie Mae II, Pool #80636
2.75% (1 year Treasury Constant Maturity Rate + 1.500%) (1)	09/20/32	12,309	12,680
Ginnie Mae II, Pool #80757
2.75% (1 year Treasury Constant Maturity Rate + 1.500%) (1)	10/20/33	9,335	9,287
Ginnie Mae II, Pool #80797
2.38% (1 year Treasury Constant Maturity Rate + 1.500%) (1)	01/20/34	62,561	64,314
Ginnie Mae II, Pool #80937
2.63% (1 year Treasury Constant Maturity Rate + 1.500%) (1)	06/20/34	26,513	27,427
NCUA Guaranteed Notes (10-R1-1A)
2.33% (1 mo. USD LIBOR + 0.450%) (1)	10/07/20	71,349	71,601

Total Residential Mortgage-backed Securities — Agency
(Cost: $1,512,588)			1,517,802

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.8%
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)
3.64% (2)	11/25/32	98,411	100,241

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
2.90% (1 mo. USD LIBOR + 1.000%) (1)	08/25/34	$21,586	$21,097
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.80% (1 mo. USD LIBOR + 0.900%) (1)	10/25/34	2,351	2,366
Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
2.80% (1 mo. USD LIBOR + 0.900%) (1)	07/25/34	11,199	11,104
Residential Accredit Loans, Inc. (02-QS16-A2)
2.45% (1 mo. USD LIBOR + 0.55%) (1)(4)	10/25/17	449	451

Total Residential Mortgage-backed Securities — Non-agency
(Cost: $130,854)			135,259

CORPORATE BONDS — 34.9%
Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc.
6.38% (3)	06/01/19	20,000	20,734
L3 Technologies, Inc.
5.20%	10/15/19	15,000	15,419
Lockheed Martin Corp.
1.85%	11/23/18	25,000	24,923
United Technologies Corp.
1.78% (2)	05/04/18	50,000	49,998

			111,074

Agriculture — 0.7%
Altria Group, Inc.
9.70%	11/10/18	20,000	20,720
BAT International Finance PLC (United Kingdom)
1.85% (3)	06/15/18	30,000	29,974

			50,694

Airlines — 0.5%
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	33,854	34,192

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
2.60%	11/04/19	25,000	24,807
General Motors Co.
3.50%	10/02/18	20,000	20,075

			44,882

Issues	Maturity Date	Principal Amount	Value
Banks — 12.1%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.660%) (1)	07/21/21	$30,000	$29,439
2.74% (2)	01/23/22	25,000	24,598
5.65%	05/01/18	80,000	80,000
7.63%	06/01/19	15,000	15,754
Bank of New York Mellon Corp. (The)
2.20%	05/15/19	25,000	24,905
Capital One N.A.
2.35%	08/17/18	25,000	24,993
Citigroup, Inc.
2.05%	12/07/18	25,000	24,921
2.45%	01/10/20	25,000	24,789
2.50%	07/29/19	25,000	24,902
6.13%	05/15/18	45,000	45,062
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19	40,000	39,799
2.94% (3 mo. USD LIBOR + 1.100%) (1)	11/15/18	25,000	25,129
7.50%	02/15/19	50,000	51,890
HBOS PLC (United Kingdom)
6.75% (3)	05/21/18	35,000	35,074
JPMorgan Chase & Co.
2.69% (3 mo. USD LIBOR + 0.680%) (1)	06/01/21	75,000	75,399
Macquarie Bank, Ltd. (Australia)
2.35% (3)	01/15/19	15,000	14,958
Morgan Stanley
2.29% (3 mo. USD LIBOR + 0.55%) (1)	02/10/21	30,000	30,109
2.63% (3 mo. USD LIBOR + 0.800%) (1)	02/14/20	30,000	30,110
7.30%	05/13/19	60,000	62,729
PNC Bank NA
1.80%	11/05/18	50,000	49,879
Santander UK PLC (United Kingdom)
2.50%	03/14/19	30,000	29,941
Wells Fargo & Co.
2.15%	01/30/20	40,000	39,483
Wells Fargo Bank N.A.
2.40%	01/15/20	100,000	99,133

			902,996

Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19	25,000	26,537
Beam Suntory, Inc.
1.75%	06/15/18	30,000	29,958
Constellation Brands, Inc.
2.00%	11/07/19	25,000	24,626

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Beverages (Continued)
Molson Coors Brewing Co.
2.25%	03/15/20	$15,000	$14,746

			95,867

Chemicals — 0.5%
Dow Chemical Co. (The)
8.55%	05/15/19	20,000	21,157
Monsanto Co.
2.13%	07/15/19	20,000	19,826

			40,983

Computers — 0.7%
Apple, Inc.
1.70%	02/22/19	30,000	29,841
Dell International LLC / EMC Corp.
3.48% (3)	06/01/19	20,000	20,050

			49,891

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75%	05/15/19	25,000	25,190
Air Lease Corp.
2.63%	09/04/18	25,000	24,988
American Express Credit Corp.
2.25%	08/15/19	25,000	24,866

			75,044

Electric — 1.8%
Entergy Gulf States Louisiana LLC
6.00%	05/01/18	20,000	20,000
Jersey Central Power & Light Co.
7.35%	02/01/19	40,000	41,263
Oncor Electric Delivery Co. LLC
6.80%	09/01/18	50,000	50,643
Vectren Utility Holdings, Inc.
5.75%	08/01/18	25,000	25,190

			137,096

Entertainment — 0.1%
GLP Capital LP / GLP Financing II, Inc.
4.38%	11/01/18	4,000	4,020

Environmental Control — 0.5%
Republic Services, Inc.
3.80%	05/15/18	40,000	40,020

Food — 1.8%
Campbell Soup Co.
2.65% (2)	03/16/20	15,000	15,040
Conagra Brands, Inc.
2.83% (2)	10/09/20	25,000	25,039

Issues	Maturity Date	Principal Amount	Value
Food (Continued)
Danone SA
1.69% (3)	10/30/19	$20,000	$19,610
Kraft Heinz Foods Co.
6.13%	08/23/18	35,000	35,385
Mondelez International Holdings Netherlands BV
1.63% (3)	10/28/19	25,000	24,515
Tyson Foods, Inc.
2.34% (3 mo. USD LIBOR + 0.45%)(1)	08/21/20	15,000	15,008

			134,597

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (3)	11/15/19	20,000	19,859

Gas — 0.3%
ONE Gas, Inc.
2.07%	02/01/19	25,000	24,911

Healthcare-Products — 0.8%
Abbott Laboratories
2.35%	11/22/19	13,000	12,863
Becton Dickinson and Co.
2.94% (2)	12/29/20	20,000	20,053
Boston Scientific Corp.
6.00%	01/15/20	15,000	15,682
Zimmer Biomet Holdings, Inc.
2.93% (2)	03/19/21	15,000	15,027

			63,625

Healthcare-Services — 1.1%
Anthem, Inc.
2.25%	08/15/19	25,000	24,759
Fresenius Medical Care US Finance II, Inc.
5.63% (3)	07/31/19	25,000	25,725
Humana, Inc.
2.50%	12/15/20	15,000	14,761
Universal Health Services, Inc.
3.75% (3)	08/01/19	20,000	20,063

			85,308

Housewares — 0.3%
Newell Brands, Inc.
2.60%	03/29/19	20,000	19,930

Insurance — 0.7%
Allstate Corp. (The)
2.73% (2)	03/29/21	25,000	25,095
Pricoa Global Funding I
1.45% (3)	09/13/19	25,000	24,493

			49,588

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Miscellaneous Manufacturers — 0.3%
General Electric Co.
2.20%	01/09/20	$20,000	$19,749

Oil & Gas — 0.3%
Phillips 66
3.00% (3 mo. USD LIBOR + 0.650%) (1)(3)	04/15/19	25,000	25,010

Packaging & Containers — 0.7%
Bemis Co., Inc.
6.80%	08/01/19	20,000	20,923
WestRock RKT Co.
4.45%	03/01/19	30,000	30,390

			51,313

Pharmaceuticals — 0.9%
Bayer US Finance LLC
2.38% (3)	10/08/19	15,000	14,848
CVS Health Corp.
2.25%	12/05/18	55,000	54,884

			69,732

Pipelines — 0.1%
Rockies Express Pipeline LLC
6.85% (3)	07/15/18	8,000	8,060

REIT — 4.5%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20	25,000	24,831
American Campus Communities Operating Partnership LP
3.35%	10/01/20	20,000	19,962
American Tower Corp.
3.40%	02/15/19	25,000	25,114
Boston Properties LP
5.88%	10/15/19	40,000	41,483
Digital Realty Trust LP
5.88%	02/01/20	15,000	15,593
HCP, Inc.
3.75%	02/01/19	45,000	45,238
Kimco Realty Corp.
6.88%	10/01/19	15,000	15,772
SL Green Realty Corp.
5.00%	08/15/18	50,000	50,130
Ventas Realty LP / Ventas Capital Corp.
2.70%	04/01/20	25,000	24,741
VEREIT Operating Partnership LP
3.00%	02/06/19	20,000	19,972
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70% (3)	09/17/19	25,000	24,824

Issues	Maturity Date	Principal Amount	Value
REIT (Continued)
Welltower, Inc.
4.13%	04/01/19	$30,000	$30,249

			337,909

Retail — 0.8%
Alimentation Couche-Tard, Inc. (Canada)
2.35% (3)	12/13/19	20,000	19,740
Dollar Tree, Inc.
3.06% (2)	04/17/20	25,000	25,075
Walgreens Boots Alliance, Inc.
2.70%	11/18/19	15,000	14,948

			59,763

Semiconductors — 0.7%
Analog Devices, Inc.
2.85%	03/12/20	10,000	9,969
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%	01/15/20	15,000	14,798
QUALCOMM, Inc.
1.85%	05/20/19	25,000	24,942

			49,709

Total Corporate Bonds
(Cost: $2,659,332)			2,605,822

U.S. TREASURY SECURITIES — 8.7%
U.S. Treasury Note
2.25%	03/31/20	460,000	458,050
2.38%	04/30/20	190,000	189,598

Total U.S. Treasury Securities
(Cost: $591,744)			647,648

Total Fixed Income Securities
(Cost: $5,213,619)			5,220,191

		Shares
MONEY MARKET INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (5)		312,704	312,704

Total Money Market Investments
(Cost: $312,704)			312,704

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 28.0%
U.S. Treasury Securities — 28.0%
U.S. Treasury Bill
1.74% (6)	07/12/18	$807,000	$804,202
1.75% (6)	07/05/18	440,000	438,615
1.76% (6)	07/19/18	655,000	652,484
1.96% (6)	10/04/18	199,000	197,332

Total U.S. Treasury Securities
(Cost: $2,093,125)			2,092,633

Total Short Term Investments
(Cost: $2,093,125)			2,092,633

Total Investments (102.0%)
(Cost: $7,619,448)			7,625,528
Liabilities in Excess of Other Assets (-2.0%)			(151,236)

Net Assets (100.0%)			$7,474,292

Notes to Schedule of Investments:

EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $373,950 or 5.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(4)	The maturity date of the issuer has been extended past the date disclosed. The new maturity date is not known as of April 30, 2018.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(6)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	1.5%
Agriculture	0.7
Airlines	0.5
Auto Manufacturers	0.6
Banks	12.1
Beverages	1.3
Chemicals	0.5
Commercial Mortgage-Backed Securities — Agency	3.8
Commercial Mortgage-Backed Securities — Non-Agency	0.3
Computers	0.7
Diversified Financial Services	1.0
Electric	1.8
Entertainment	0.1
Environmental Control	0.5
Food	1.8
Forest Products & Paper	0.3
Gas	0.3
Healthcare-Products	0.8
Healthcare-Services	1.1
Housewares	0.3
Insurance	0.7
Miscellaneous Manufacturers	0.3
Oil & Gas	0.3
Packaging & Containers	0.7
Pharmaceuticals	0.9
Pipelines	0.1
REIT	4.5
Residential Mortgage-Backed Securities — Agency	20.3
Residential Mortgage-Backed Securities — Non-Agency	1.8
Retail	0.8
Semiconductors	0.7
Short Term Investments	28.0
U.S. Treasury Securities	8.7
Money Market Investments	4.2

Total	102.0%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$286,805	$—	$286,805
Commercial Mortgage-Backed Securities — Non-Agency	—	26,855	—	26,855
Residential Mortgage-Backed Securities — Agency	—	1,517,802	—	1,517,802
Residential Mortgage-Backed Securities — Non-Agency	—	135,259	—	135,259
Corporate Bonds*	—	2,605,822	—	2,605,822
U.S. Treasury Securities	647,648	—	—	647,648

Total Fixed Income Securities	647,648	4,572,543	—	5,220,191

Money Market Investments	312,704	—	—	312,704
Short-Term Investments	2,092,633	—	—	2,092,633

Total Investments	$3,052,985	$4,572,543	$—	$7,625,528

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 95.0% of Net Assets
ASSET-BACKED SECURITIES — 2.1%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (1)	01/17/73	$7,923,287	$8,026,841
ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D)
2.56% (1 mo. USD LIBOR + 0.660%) (2)	11/25/35	727,891	730,966
Ameriquest Mortgage Securities Trust (06-R2-A1)
2.07% (1 mo. USD LIBOR + 0.175%) (2)	04/25/36	5,210,302	5,205,985
Brazos Higher Education Authority, Inc. (11-1-A3)
2.99% (3 mo. USD LIBOR + 1.050%) (2)	11/25/33	18,835,000	19,232,464
EFS Volunteer No 2 LLC (12-1-A2)
3.25% (1 mo. USD LIBOR + 1.350%) (1)(2)	03/25/36	7,225,000	7,356,625
EFS Volunteer No 3 LLC (12-1-A3)
2.90% (1 mo. USD LIBOR + 1.000%) (1)(2)	04/25/33	17,750,000	17,852,711
Global SC Finance SRL (14-1A-A2)
3.09% (1)	07/17/29	10,228,125	9,950,267
Higher Education Funding I (14-1-A)
2.99% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	18,182	18,325
Navient Student Loan Trust (14-2-A)
2.54% (1 mo. USD LIBOR + 0.640%) (2)	03/25/83	28,065,911	28,028,363
Navient Student Loan Trust (14-3-A)
2.52% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	28,338,598	28,330,181
Navient Student Loan Trust (14-4-A)
2.52% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	15,903,319	15,858,142
SLM Student Loan Trust (08-8-B)
4.61% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	5,706,000	6,050,309
Towd Point Mortgage Trust (17-4-A1)
2.75% (1)(3)	06/25/57	22,629,002	22,249,953

Total Asset-backed Securities
(Cost: $166,388,928)			168,891,132

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.5%
Fannie Mae, Pool #AL3366
2.44%	02/01/23	39,289,944	38,010,953
Fannie Mae, Pool #AL2660
2.63%	10/01/22	15,195,583	14,824,545
Fannie Mae (12-M12-1A) (ACES)
2.94% (3)	08/25/22	44,595,395	44,412,259

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae (12-M15-A) (ACES)
2.79% (3)	10/25/22	$25,195,366	$24,918,320

Total Commercial Mortgage-backed Securities — Agency
(Cost: $128,746,140)			122,166,077

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.4%
DBRR Trust (11-LC2-A4A)
4.54% (1)(3)	07/12/44	10,300,241	10,576,545
GRACE Mortgage Trust (14-GRCE-A)
3.37% (1)	06/10/28	15,750,000	15,837,589
GS Mortgage Securities Corp. (12-ALOH-A)
3.55% (1)	04/10/34	6,105,000	6,163,192

Total Commercial Mortgage-backed Securities — Non-agency
(Cost: $34,259,704)			32,577,326

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 49.8%
Fannie Mae (01-40-Z)
6.00%	08/25/31	232,640	254,296
Fannie Mae (03-117-TG) (PAC)
4.75%	08/25/33	487,532	504,654
Fannie Mae (04-52-SW) (I/O) (I/F)
5.20% (1 mo. USD LIBOR + 7.100%) (2)	07/25/34	722,187	100,466
Fannie Mae (04-65-LT)
4.50%	08/25/24	1,391,253	1,432,525
Fannie Mae (04-68-LC)
5.00%	09/25/29	1,755,178	1,842,884
Fannie Mae (05-117-LC) (PAC)
5.50%	11/25/35	5,171,849	5,412,677
Fannie Mae (05-74-CP) (I/F) (PAC)
17.79% (-3.67 X 1 mo. USD LIBOR + 24.750%) (2)	05/25/35	310,560	398,321
Fannie Mae (07-20-SI) (I/O) (I/F)
4.55% (-1.00 X 1 mo. USD LIBOR + 6.450%) (2)	03/25/37	1,729,536	216,163
Fannie Mae (07-21-SE) (I/O) (I/F)
4.54% (-1.00 X 1 mo. USD LIBOR + 6.440%) (2)	03/25/37	1,650,334	194,970
Fannie Mae (07-56-SG) (I/O) (I/F)
4.51% (-1.00 X 1 mo. USD LIBOR + 6.410%) (2)	06/25/37	1,790,906	147,007

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae (07-58-SV) (I/O) (I/F)
4.85% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	06/25/37	$6,456,780	$746,688
Fannie Mae (07-65-S) (I/O) (I/F)
4.70% (-1.00 X 1 mo. USD LIBOR + 6.600%) (2)	07/25/37	1,269,770	188,174
Fannie Mae (07-88-FY)
2.36% (1 mo. USD LIBOR + 0.460%) (2)	09/25/37	822,685	829,365
Fannie Mae (07-103-AI) (I/O) (I/F)
4.60% (1 mo. USD LIBOR + 6.500%) (2)	03/25/37	5,581,999	761,410
Fannie Mae (07-B2-ZA)
5.50%	06/25/37	15,789,563	17,029,984
Fannie Mae (08-1-AI) (I/O) (I/F)
4.35% (-1.00 X 1 mo. USD LIBOR + 6.250%) (2)	05/25/37	5,793,687	714,671
Fannie Mae (08-13-SB) (I/O) (I/F)
4.34% (-1.00 X 1 mo. USD LIBOR + 6.240%) (2)	03/25/38	5,238,735	744,790
Fannie Mae (08-23-SB) (I/O) (I/F)
4.95% (-1.00 X 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	9,453,552	1,225,149
Fannie Mae (08-35-SD) (I/O) (I/F)
4.55% (-1.00 X 1 mo. USD LIBOR + 6.450%) (2)	05/25/38	705,645	64,208
Fannie Mae (08-66-SG) (I/O) (I/F)
4.17% (-1.00 X 1 mo. USD LIBOR + 6.070%) (2)	08/25/38	14,864,291	2,192,560
Fannie Mae (08-68-SA) (I/O) (I/F)
4.07% (-1.00 X 1 mo. USD LIBOR + 5.970%) (2)	08/25/38	4,559,273	418,733
Fannie Mae (09-3-SH) (I/O) (I/F)
3.55% (-1.00 X 1 mo. USD LIBOR + 5.450%) (2)	06/25/37	2,139,761	201,879
Fannie Mae (09-47-SV) (I/O) (I/F)
4.85% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	1,299,903	140,248
Fannie Mae (09-51-SA) (I/O) (I/F)
4.85% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	5,459,691	739,619

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae (09-6-SD) (I/O) (I/F)
3.65% (-1.00 X 1 mo. USD LIBOR + 5.550%) (2)	02/25/39	$2,593,329	$407,133
Fannie Mae (09-68-KB)
4.00%	09/25/24	5,841,747	5,927,337
Fannie Mae (09-71-LB)
4.00%	09/25/29	15,077,186	15,485,485
Fannie Mae (09-72-AC)
4.00%	09/25/29	19,470,755	19,898,572
Fannie Mae (09-72-JS) (I/O) (I/F)
5.35% (-1.00 X 1 mo. USD LIBOR + 7.250%) (2)	09/25/39	1,163,991	194,203
Fannie Mae (10-136-CX) (PAC)
4.00%	08/25/39	20,937,000	21,522,298
Fannie Mae (11-111-DB)
4.00%	11/25/41	50,000,000	51,216,690
Fannie Mae (11-123-ZP) (PAC)
4.50%	12/25/41	4,501,042	4,847,347
Fannie Mae (12-128-UY) (PAC)
2.50%	11/25/42	11,738,000	10,435,677
Fannie Mae (12-133-GC) (PAC)
2.50%	08/25/41	30,736,729	30,078,771
Fannie Mae (12-153-PC) (PAC)
2.00%	05/25/42	9,970,114	9,380,071
Fannie Mae (13-101-BO) (P/O)
0.00% (4)	10/25/43	8,409,587	6,470,740
Fannie Mae (13-101-CO) (P/O)
0.00% (4)	10/25/43	19,823,728	15,490,897
Fannie Mae (13-21-EC)
2.00%	12/25/38	15,463,750	14,990,971
Fannie Mae (13-95-PN) (PAC)
3.00%	01/25/43	21,400,000	20,720,164
Fannie Mae (93-202-SZ) (I/F) (PAC)
10.00% (3)	11/25/23	62,016	68,235
Fannie Mae (95-21-C) (P/O)
0.00% (4)	05/25/24	343,249	321,324
Fannie Mae (G92-29-J)
8.00%	07/25/22	23,832	25,406
Fannie Mae, Pool #254634
5.50%	02/01/23	107,039	115,888
Fannie Mae, Pool #257536
5.00%	01/01/29	1,655,100	1,759,377
Fannie Mae, Pool #310033
6.00%	07/01/47	533,441	566,957
Fannie Mae, Pool #555424
5.50%	05/01/33	3,900,971	4,258,306

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #555811
4.00%	10/01/18	$30,451	$30,453
Fannie Mae, Pool #661856
3.37% (12 mo. USD LIBOR + 1.623%) (2)	10/01/32	37,505	37,299
Fannie Mae, Pool #671133
3.04% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	80,102	82,517
Fannie Mae, Pool #672272
3.45% (12 mo. USD LIBOR + 1.579%) (2)	12/01/32	39,831	41,377
Fannie Mae, Pool #687847
3.68% (12 mo. USD LIBOR + 1.590%) (2)	02/01/33	106,729	111,649
Fannie Mae, Pool #692104
3.29% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	512,904	528,747
Fannie Mae, Pool #699866
3.48% (12 mo. USD LIBOR + 1.588%) (2)	04/01/33	306,715	318,560
Fannie Mae, Pool #704454
3.45% (12 mo. USD LIBOR + 1.695%) (2)	05/01/33	114,190	117,642
Fannie Mae, Pool #725275
4.00%	03/01/19	18,355	18,373
Fannie Mae, Pool #728824
3.33% (12 mo. USD LIBOR + 1.586%) (2)	07/01/33	117,561	123,932
Fannie Mae, Pool #734384
5.50%	07/01/33	416,424	439,137
Fannie Mae, Pool #785677
5.00%	07/01/19	5,094	5,177
Fannie Mae, Pool #888593
7.00%	06/01/37	460,312	525,927
Fannie Mae, Pool #934103
5.00%	07/01/38	437,036	451,214
Fannie Mae, Pool #979563
5.00%	04/01/28	968,598	1,029,623
Fannie Mae, Pool #995040
5.00%	06/01/23	493,161	514,925
Fannie Mae, Pool #995425
6.00%	01/01/24	2,495,515	2,624,825
Fannie Mae, Pool #995573
6.00%	01/01/49	1,377,156	1,480,841
Fannie Mae, Pool #995953
6.00%	11/01/28	4,901,156	5,425,892
Fannie Mae, Pool #995954
6.00%	03/01/29	2,746,586	3,041,876
Fannie Mae, Pool #AA3303
5.50%	06/01/38	3,139,084	3,419,948

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #AB6210
3.00%	09/01/42	$36,012,729	$35,113,847
Fannie Mae, Pool #AE0588
6.00%	08/01/37	8,247,483	9,207,652
Fannie Mae, Pool #AL0851
6.00%	10/01/40	5,822,845	6,447,666
Fannie Mae, Pool #AL1594
6.00%	07/01/40	4,347,600	4,788,670
Fannie Mae, Pool #AL9106
4.50%	02/01/46	34,785,880	36,401,521
Fannie Mae, Pool #AS8764
2.50%	02/01/32	24,955,954	24,304,607
Fannie Mae, Pool #AS9749
4.00%	06/01/47	21,485,210	21,908,012
Fannie Mae, Pool #AS9830
4.00%	06/01/47	26,309,382	26,827,117
Fannie Mae, Pool #AS9972
4.00%	07/01/47	22,814,135	23,263,088
Fannie Mae, Pool #MA1561
3.00%	09/01/33	47,891,783	47,193,891
Fannie Mae, Pool #MA1584
3.50%	09/01/33	33,104,009	33,495,824
Fannie Mae, Pool #MA2871
3.00%	01/01/32	15,740,347	15,629,110
Fannie Mae, Pool #MA2883
3.00%	01/01/27	16,596,867	16,609,247
Fannie Mae, Pool #MA2995
4.00%	05/01/47	31,245,341	31,849,559
Fannie Mae, Pool #MA3027
4.00%	06/01/47	67,003,632	68,300,105
Fannie Mae, Pool #MA3058
4.00%	07/01/47	116,354,124	118,606,027
Fannie Mae, Pool #MA3276
3.50%	02/01/48	80,800,065	80,269,144
Fannie Mae, Pool #MA3305
3.50%	03/01/48	35,267,513	35,035,425
Fannie Mae, Pool #MA3332
3.50%	04/01/48	35,465,500	35,232,110
Fannie Mae TBA, 30 Year
3.50% (5)	06/01/47	1,685,000	1,673,021
4.00% (5)	05/01/47	81,695,000	83,207,634
4.50% (5)	07/01/47	207,760,000	216,443,714
Freddie Mac (1829-ZB)
6.50%	03/15/26	116,629	124,162
Freddie Mac (2367-ZK)
6.00%	10/15/31	178,861	192,989
Freddie Mac (2514-PZ) (PAC)
5.50%	10/15/32	2,643,577	2,826,125

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac (2571-PZ) (PAC)
5.50%	02/15/33	$6,163,996	$6,518,139
Freddie Mac (2642-AR)
4.50%	07/15/23	555,558	569,662
Freddie Mac (2647-OV) (P/O)
0.00% (4)	07/15/33	604,092	531,521
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	2,680,356	2,768,590
Freddie Mac (2666-BD)
4.50%	08/15/23	1,247,097	1,278,847
Freddie Mac (2700-B)
4.50%	11/15/23	1,898,997	1,965,004
Freddie Mac (2752-GZ) (PAC)
5.00%	02/15/34	24,956,237	26,523,614
Freddie Mac (277-30)
3.00%	09/15/42	36,391,053	35,250,865
Freddie Mac (2882-JH) (PAC)
4.50%	10/15/34	364,320	372,164
Freddie Mac (2903-PO) (P/O)
0.00% (4)	11/15/23	362,387	336,422
Freddie Mac (3045-HZ)
4.50%	10/15/35	2,654,435	2,727,943
Freddie Mac (3063-YG) (PAC)
5.50%	11/15/35	29,489,662	31,843,812
Freddie Mac (3114-KZ)
5.00%	02/15/36	21,205,096	22,481,239
Freddie Mac (3146-GE)
5.50%	04/15/26	5,913,189	6,294,355
Freddie Mac (3149-OD) (P/O) (PAC)
0.00% (4)	05/15/36	6,229,610	5,326,815
Freddie Mac (3315-S) (I/O) (I/F)
4.51% (-1.00 X 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	2,600,900	273,403
Freddie Mac (3376-SX) (I/O) (I/F)
4.14% (-1.00 X 1 mo. USD LIBOR + 6.040%) (2)	10/15/37	3,645,318	416,365
Freddie Mac (3410-IS) (I/O) (I/F)
4.37% (-1.00 X 1 mo. USD LIBOR + 6.270%) (2)	02/15/38	5,047,925	659,041
Freddie Mac (3424-BI) (I/O) (I/F)
4.90% (-1.00 X 1 mo. USD LIBOR + 6.800%) (2)	04/15/38	5,384,594	943,889
Freddie Mac (3512-AY)
4.00%	02/15/24	2,747,656	2,761,159

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac (3519-SH) (I/O) (I/F)
3.60% (-1.00 X 1 mo. USD LIBOR + 5.500%) (2)	07/15/37	$613,667	$27,552
Freddie Mac (3531-SC) (I/O) (I/F)
4.40% (-1.00 X 1 mo. USD LIBOR + 6.300%) (2)	05/15/39	8,007,081	485,301
Freddie Mac (3541-SA) (I/O) (I/F)
4.85% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	06/15/39	2,255,549	320,500
Freddie Mac (3550-GS) (I/O) (I/F)
4.85% (-1.00 X 1 mo. USD LIBOR + 6.750%) (2)	07/15/39	7,230,666	1,219,042
Freddie Mac (3551-VZ)
5.50%	12/15/32	3,241,987	3,480,064
Freddie Mac (3557-KB)
4.50%	07/15/29	6,800,945	7,050,805
Freddie Mac (3557-NB)
4.50%	07/15/29	15,504,207	15,911,323
Freddie Mac (3558-KB)
4.00%	08/15/29	7,842,684	8,021,909
Freddie Mac (3565-XB)
4.00%	08/15/24	10,844,019	11,029,669
Freddie Mac (3575-D)
4.50%	03/15/37	948,726	979,393
Freddie Mac (3626-MD) (PAC)
5.00%	01/15/38	20,115,000	20,865,009
Freddie Mac (3719-PJ) (PAC)
4.50%	09/15/40	20,025,406	20,987,932
Freddie Mac (3788-SB) (I/O) (I/F)
4.58% (-1.00 X 1 mo. USD LIBOR + 6.480%) (2)	01/15/41	10,190,435	1,327,859
Freddie Mac (3885-PO) (P/O) (PAC)
0.00% (4)	11/15/33	2,532,164	2,189,223
Freddie Mac (3930-KE) (PAC)
4.00%	09/15/41	10,470,000	10,735,838
Freddie Mac (4030-HS) (I/O) (I/F)
4.71% (-1.00 X 1 mo. USD LIBOR + 6.610%) (2)	04/15/42	4,353,032	723,188
Freddie Mac (4604-PB) (PAC)
3.00%	01/15/46	2,201,517	2,089,059
Freddie Mac (R002-ZA)
5.50%	06/15/35	5,542,272	6,015,721
Freddie Mac, Pool #A91162
5.00%	02/01/40	24,575,768	26,568,708

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac, Pool #A92195
5.00%	05/01/40	$7,409,949	$8,005,974
Freddie Mac, Pool #B15322
5.00%	07/01/19	1,521	1,530
Freddie Mac, Pool #B15490
5.00%	07/01/19	2,711	2,727
Freddie Mac, Pool #B15557
5.00%	07/01/19	8,748	8,801
Freddie Mac, Pool #C90552
6.00%	06/01/22	34,371	37,585
Freddie Mac, Pool #G01959
5.00%	12/01/35	147,725	158,368
Freddie Mac, Pool #G06173
4.00%	11/01/40	30,135,515	31,002,770
Freddie Mac, Pool #G07556
4.00%	11/01/43	8,958,910	9,226,765
Freddie Mac, Pool #G07786
4.00%	08/01/44	33,643,684	34,621,489
Freddie Mac, Pool #G07848
3.50%	04/01/44	72,706,782	72,790,169
Freddie Mac, Pool #G08687
3.50%	01/01/46	89,749,474	89,403,378
Freddie Mac, Pool #G08710
3.00%	06/01/46	4,196,219	4,053,930
Freddie Mac, Pool #G08715
3.00%	08/01/46	80,526,155	77,792,635
Freddie Mac, Pool #G08716
3.50%	08/01/46	50,801,225	50,503,303
Freddie Mac, Pool #G08721
3.00%	09/01/46	89,788,088	86,673,176
Freddie Mac, Pool #G08722
3.50%	09/01/46	49,900,465	49,607,799
Freddie Mac, Pool #G08737
3.00%	12/01/46	148,977,444	143,809,145
Freddie Mac, Pool #G11678
4.50%	04/01/20	99,908	100,772
Freddie Mac, Pool #G12635
5.50%	03/01/22	401,856	407,722
Freddie Mac, Pool #G12702
4.50%	09/01/20	252,692	254,619
Freddie Mac, Pool #G13390
6.00%	01/01/24	687,208	715,861
Freddie Mac, Pool #G16085
2.50%	02/01/32	7,903,748	7,687,853
Freddie Mac, Pool #G16258
2.50%	06/01/32	36,827,246	35,840,390
Freddie Mac, Pool #G18592
3.00%	03/01/31	42,218,818	42,013,819

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac, Pool #G18627
3.00%	01/01/32	$24,580,668	$24,407,666
Freddie Mac, Pool #G30194
6.50%	04/01/21	9,844	10,183
Freddie Mac, Pool #G30450
6.00%	01/01/29	1,797,596	1,996,382
Freddie Mac, Pool #G30452
6.00%	10/01/28	1,845,944	2,045,312
Freddie Mac, Pool #G30454
5.00%	05/01/29	2,509,450	2,667,241
Freddie Mac, Pool #G60238
3.50%	10/01/45	115,922,115	115,840,610
Freddie Mac, Pool #G60440
3.50%	03/01/46	71,239,867	71,189,778
Freddie Mac, Pool #G67700
3.50%	08/01/46	63,529,055	63,454,606
Freddie Mac, Pool #G67703
3.50%	04/01/47	81,150,283	81,029,823
Freddie Mac, Pool #G67706
3.50%	12/01/47	67,151,708	66,986,238
Freddie Mac, Pool #G67707
3.50%	01/01/48	31,954,297	31,929,644
Freddie Mac, Pool #G67708
3.50%	03/01/48	92,091,148	91,868,113
Freddie Mac, Pool #G67709
3.50% (6)	03/01/48	6,693,280	6,677,512
Freddie Mac, Pool #G67710
3.50%	03/01/48	104,043,499	103,561,042
Freddie Mac, Pool #G67711
4.00% (6)	03/01/48	150,961,563	154,877,114
Freddie Mac, Pool #H82001
5.50%	07/01/37	435,184	463,743
Freddie Mac, Pool #N70081
5.50%	07/01/38	4,257,715	4,656,625
Freddie Mac, Pool #P51350
5.00%	03/01/36	3,999,081	4,281,199
Freddie Mac TBA, 30 Year
3.50% (5)	06/01/47	121,200,000	120,385,688
Ginnie Mae (03-42-SH) (I/O) (I/F)
4.65% (-1.00 X 1 mo. USD LIBOR + 6.550%) (2)	05/20/33	899,248	129,056
Ginnie Mae (11-70-BO) (P/O)
0.00% (4)	05/20/41	11,318,922	9,010,654
Ginnie Mae (15-42-ZB)
3.00%	03/20/45	17,498,638	15,740,168
Ginnie Mae (15-43-DM)
2.50%	03/20/45	37,325,347	32,116,826

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Ginnie Mae (15-44-Z)
3.00%	03/20/45	$11,841,483	$11,067,526
Ginnie Mae (15-52-EZ)
3.00%	04/16/45	10,450,663	9,208,406
Ginnie Mae II, Pool #80963
2.75% (1 year Treasury Constant Maturity Rate + 1.500%) (2)	07/20/34	265,091	268,711
Ginnie Mae II, Pool #MA2374
5.00%	11/20/44	870,605	915,869
Ginnie Mae II, Pool #MA2828
4.50%	05/20/45	566,310	590,625
Ginnie Mae II, Pool #MA3456
4.50%	02/20/46	3,094,728	3,240,787
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	90,609,884	90,949,964
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	44,575,884	44,743,188
Ginnie Mae II, Pool #MA3665
4.50%	05/20/46	5,100,531	5,342,009
Ginnie Mae II, Pool #MA3736
3.50%	06/20/46	34,900,764	35,031,755
Ginnie Mae II, Pool #MA3739
5.00%	06/20/46	9,431,008	9,989,034
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	12,786,318	12,834,308
Ginnie Mae II, Pool #MA3876
4.50%	08/20/46	321,626	337,657
Ginnie Mae II, Pool #MA3877
5.00%	08/20/46	4,311,486	4,536,577
Ginnie Mae II, Pool #MA4006
4.50%	10/20/46	155,994	163,769
Ginnie Mae II, Pool #MA4007
5.00%	10/20/46	9,886,698	10,400,729
Ginnie Mae II, Pool #MA4071
4.50%	11/20/46	720,261	759,923
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	114,158,752	111,373,460
Ginnie Mae II, Pool #MA4129
4.50%	12/20/46	223,147	232,689
Ginnie Mae II, Pool #MA4199
5.00%	01/20/47	9,433,942	9,950,533
Ginnie Mae II, Pool #MA4264
4.50%	02/20/47	28,387,311	29,523,173
Ginnie Mae II, Pool #MA4265
5.00%	02/20/47	9,650,685	10,153,705
Ginnie Mae II, Pool #MA4324
5.00%	03/20/47	10,916,149	11,503,198

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Ginnie Mae II, Pool #MA4385
5.00%	04/20/47	$2,212,824	$2,328,226
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	1,771,635	1,864,640
Ginnie Mae II, Pool #MA4512
4.50%	06/20/47	78,202,094	81,234,625
Ginnie Mae II, Pool #MA4513
5.00%	06/20/47	6,864,429	7,223,323
Ginnie Mae II, Pool #MA4781
5.00%	10/20/47	10,334,173	10,890,219
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	45,112,383	46,193,010
Ginnie Mae II TBA, 30 Year
3.00% (5)	05/01/47	73,680,000	71,820,731
3.50% (5)	05/01/47	63,440,000	63,524,257
4.00% (5)	05/01/47	19,875,000	20,329,951
5.00% (5)	12/01/38	11,490,000	12,073,477

Total Residential Mortgage-backed Securities — Agency
(Cost: $4,154,590,622)			4,036,520,292

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 16.0%
ACE Securities Corp. (06-ASP1-A2D)
2.52% (1 mo. USD LIBOR + 0.620%) (2)	12/25/35	7,758,052	7,711,993
ACE Securities Corp. (07-ASP1-A2C)
2.16% (1 mo. USD LIBOR + 0.260%) (2)	03/25/37	15,587,893	9,423,751
ACE Securities Corp. (07-ASP1-A2D)
2.28% (1 mo. USD LIBOR + 0.380%) (2)	03/25/37	8,378,327	5,085,259
Adjustable Rate Mortgage Trust (04-5-3A1)
3.79% (3)	04/25/35	859,951	869,262
Asset-Backed Funding Certificates (05-HE2-M2)
2.65% (1 mo. USD LIBOR + 0.750%) (2)	06/25/35	219,695	227,230
Asset-Backed Funding Certificates (07-NC1-A2)
2.20% (1 mo. USD LIBOR + 0.300%) (1)(2)	05/25/37	8,747,000	8,394,545
Asset-Backed Funding Certificates (07-WMC1-A2A)
2.65% (1 mo. USD LIBOR + 0.750%) (2)	06/25/37	15,911,754	14,054,305
Banc of America Funding Corp. (04-B-3A1)
3.54% (3)(7)(7)	12/20/34	341,629	262,403
Banc of America Funding Corp. (06-D-2A1)
3.51% (3)(7)	05/20/36	60,945	55,541
Banc of America Funding Corp. (06-D-3A1)
3.55% (3)	05/20/36	3,783,296	3,469,034

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Banc of America Funding Corp. (06-G-2A1)
2.12% (1 mo. USD LIBOR + 0.220%) (2)	07/20/36	$6,931,817	$6,956,710
Banc of America Funding Corp. (15-R8-1A1)
2.12% (1)(3)	11/26/46	6,972,724	6,927,455
Banc of America Funding Trust (06-3-4A14)
6.00%	03/25/36	1,108,161	1,123,586
Banc of America Funding Trust (06-3-5A3)
5.50%	03/25/36	4,044,417	3,873,753
BCAP LLC Trust (08-IND2-A1)
3.55% (1 mo. USD LIBOR + 1.650%) (2)	04/25/38	11,448,022	11,537,228
BCAP LLC Trust (11-RR3-1A5)
3.80% (1)(3)	05/27/37	83,318	83,408
BCAP LLC Trust (11-RR3-5A3)
3.46% (1)(3)	11/27/37	500,134	500,070
BCAP LLC Trust (11-RR4-2A3)
3.89% (1)(3)	06/26/47	1,743,914	1,758,035
BCAP LLC Trust (11-RR4-3A3)
3.62% (1)(3)	07/26/36	1,967,630	1,963,235
BCAP LLC Trust (11-RR9-7A1)
3.11% (1)(3)	04/26/37	5,815,534	5,781,471
BCAP LLC Trust (12-RR2-9A3)
3.91% (1)(3)	03/26/35	1,102,681	1,095,926
BCAP LLC Trust (12-RR8-3A1)
3.47% (1)(3)	08/26/36	3,149,275	3,155,631
BCAP LLC Trust (13-RR2-6A1)
3.00% (1)(3)	06/26/37	175,205	175,207
Bear Stearns Alt-A Trust (04-13-A1)
2.64% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	549,537	550,890
Bear Stearns Alt-A Trust (05-2-2A4)
3.54% (3)	04/25/35	4,257	4,258
Bear Stearns Alt-A Trust (05-4-23A1)
3.79% (3)	05/25/35	6,273,955	6,333,977
Bear Stearns Alt-A Trust (06-4-32A1)
3.61% (3)	07/25/36	569,563	460,904
Bear Stearns ARM Trust (04-12-1A1)
3.75% (3)	02/25/35	1,061,815	1,048,398
Bear Stearns ARM Trust (05-10-A3)
3.72% (3)	10/25/35	7,016,888	7,291,589
Bear Stearns ARM Trust (06-2-2A1)
3.73% (3)	07/25/36	2,095,299	2,168,801
Bear Stearns ARM Trust (07-1-2A1)
3.84% (3)	02/25/47	297,001	294,726
Bear Stearns ARM Trust (07-5-3A1)
3.68% (3)	08/25/47	1,309,161	1,288,345

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)
5.50% (3)	09/25/35	$1,762,855	$1,767,569
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)
5.40% (3)	09/25/35	3,769,284	3,779,666
Bear Stearns Mortgage Funding Trust (06-AR3-1A1)
2.08% (1 mo. USD LIBOR + 0.180%) (2)	10/25/36	761,826	711,747
Chase Mortgage Finance Corp. (06-A1-2A1)
3.65% (3)	09/25/36	1,011,061	1,015,439
Chase Mortgage Finance Corp. (07-A1-8A1)
3.72% (3)	02/25/37	4,295,297	4,414,544
Chaseflex Trust (05-1-1A5)
6.50%	02/25/35	3,889,108	4,053,225
Chaseflex Trust (06-1-A3)
6.30% (3)	06/25/36	8,049,139	8,669,065
CIM Trust (15-3AG-A1)
3.64% (1 mo. USD LIBOR + 1.750%)(1)(2)	10/25/57	18,433,446	18,859,363
CIM Trust (15-4AG-A1)
3.89% (1 mo. USD LIBOR + 2.000%) (1)(2)	10/25/57	26,082,904	26,417,166
CIM Trust (16-4-A1)
3.89% (1 mo. USD LIBOR + 2.000%) (1)(2)	10/25/57	41,677,794	43,005,034
CIM Trust (17-7-A)
3.00% (1)(3)	12/25/65	38,960,863	38,917,371
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1)
5.50%	05/25/37	517,688	516,603
Citicorp Residential Mortgage Trust, Inc. (06-2-A4)
5.51% (3)	09/25/36	584,913	587,307
Citigroup Mortgage Loan Trust (06-HE3-A1)
2.04% (1 mo. USD LIBOR + 0.140%) (1)(2)	12/25/36	18,750,458	18,255,753
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)
3.68% (3)	07/25/36	4,502,650	3,800,210
Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A)
2.05% (1 mo. USD LIBOR + 0.150%) (2)	08/25/36	1,718,082	1,720,630
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)
6.50% (1)	10/25/36	3,624,147	2,869,570
Citigroup Mortgage Loan Trust, Inc. (10-4-4A5)
5.00% (1)	10/25/35	206,497	207,799
Citigroup Mortgage Loan Trust, Inc. (14-10-2A1)
2.12% (1 mo. USD LIBOR + 0.250%) (1)(2)	07/25/37	3,377,813	3,345,418
CitiMortgage Alternative Loan Trust (05-A1-2A1)
5.00%	07/25/20	273,623	274,751

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Conseco Financial Corp. (99-2-A7)
6.44%	12/01/30	$3,538,211	$3,685,008
Countrywide Alternative Loan Trust (05-20CB-4A1)
5.25%	07/25/20	384,422	381,058
Countrywide Alternative Loan Trust (05-84-1A1)
3.30% (3)	02/25/36	269,433	220,717
Countrywide Alternative Loan Trust (05-J1-2A1)
5.50%	02/25/25	843,074	853,987
Countrywide Alternative Loan Trust (06-HY12-A5)
3.42% (3)	08/25/36	14,107,911	14,514,479
Countrywide Alternative Loan Trust (06-J3-3A1)
5.50%	04/25/21	455,505	452,947
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)
5.50%	08/25/34	6,634,832	7,015,204
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)
2.50% (1 mo. USD LIBOR + 0.600%) (2)	05/25/35	12,282,574	11,451,786
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)
3.35% (3)	09/20/35	30,621	25,815
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)
3.82% (3)	09/25/47	10,089	9,835
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)
3.14% (3)	03/25/37	53,765	45,774
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	31,240	32,666
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)
6.50%	12/25/35	2,411,296	1,893,231
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)
6.50%	01/25/36	9,054,008	6,075,482
Credit Suisse Mortgage Capital Certificates (15-5R-2A1)
1.90% (1 mo. USD LIBOR + 0.280%) (1)(2)	04/27/47	8,309,314	8,187,371
Credit Suisse Mortgage Trust (13-7R-4A1)
2.03% (1 mo. USD LIBOR + 0.160%) (1)(2)	07/26/36	3,062,505	2,929,827
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)
3.44% (3)	01/25/36	4,353,788	3,744,614
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	10/25/36	30,619,680	22,313,789

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)
2.13% (1 mo. USD LIBOR + 0.230%) (2)	11/25/36	$17,253,225	$11,200,426
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)
4.23% (3)	02/25/37	3,914,065	3,056,407
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)
4.23% (3)	02/25/37	13,463,628	10,512,170
CSMC Mortgage-Backed Trust (06-8-3A1)
6.00%	10/25/21	3,535,609	3,319,135
CSMC Mortgage-Backed Trust (06-9-5A1)
5.50%	11/25/36	2,977,229	2,918,708
CSMC Mortgage-Backed Trust (07-2-3A4)
5.50%	03/25/37	8,937,902	8,221,614
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)
2.09% (1 mo. USD LIBOR + 0.190%) (2)	02/25/37	453,765	413,542
DSLA Mortgage Loan Trust (05-AR6-2A1A)
2.19% (1 mo. USD LIBOR + 0.290%) (2)	10/19/45	3,153,199	3,135,383
DSLA Mortgage Loan Trust (06-AR2-2A1A)
2.10% (1 mo. USD LIBOR + 0.200%) (2)	10/19/36	31,381,337	28,660,262
DSLA Mortgage Loan Trust (07-AR1-2A1A)
2.04% (1 mo. USD LIBOR + 0.140%) (2)	04/19/47	9,268,777	8,724,889
Fieldstone Mortgage Investment Corp. (07-1-2A2)
2.17% (1 mo. USD LIBOR + 0.270%) (2)	04/25/47	4,326,179	3,358,186
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	12/25/37	24,297,421	18,003,419
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)
2.11% (1 mo. USD LIBOR + 0.210%) (2)	12/25/37	14,258,555	10,637,760
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)
2.04% (1 mo. USD LIBOR + 0.140%) (2)	01/25/38	5,855,231	4,387,813
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)
2.12% (1 mo. USD LIBOR + 0.220%) (2)	01/25/38	24,556,221	18,601,256
First Franklin Mortgage Loan Trust (06-FF9-2A4)
2.15% (1 mo. USD LIBOR + 0.250%) (2)	06/25/36	5,068,000	3,631,458

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)
3.69% (3)	05/25/35	$4,725,533	$4,824,187
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)
3.33% (3)	09/25/35	3,982,503	3,753,823
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)
3.39% (3)	09/25/35	3,251,164	3,171,543
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)
3.32% (3)	01/25/37	12,377,487	11,279,212
Fremont Home Loan Trust (05-E-2A4)
2.23% (1 mo. USD LIBOR + 0.330%) (2)	01/25/36	16,237,563	15,733,834
Fremont Home Loan Trust (06-1-2A3)
2.08% (1 mo. USD LIBOR + 0.180%) (2)	04/25/36	3,300,034	3,201,119
GMAC Mortgage Loan Trust (05-AR5-2A1)
3.95% (3)	09/19/35	3,076,457	2,819,474
GreenPoint Mortgage Funding Trust (05-AR3-1A1)
2.14% (1 mo. USD LIBOR + 0.240%) (2)	08/25/45	586,495	546,244
GS Mortgage Securities Corp. (09-1R-3A1)
3.81% (1)(3)	11/25/35	577,616	583,518
GSAA Home Equity Trust (05-7-AF5)
4.61% (3)	05/25/35	1,152,528	1,165,880
GSAA Home Equity Trust (05-9-2A3)
2.27% (1 mo. USD LIBOR + 0.370%) (2)	08/25/35	622,224	618,325
GSR Mortgage Loan Trust (04-9-3A1)
3.53% (3)	08/25/34	2,990,740	3,161,805
GSR Mortgage Loan Trust (07-3F-3A7)
6.00%	05/25/37	12,511,831	11,795,731
GSR Mortgage Loan Trust (07-AR2-2A1)
3.62% (3)	05/25/37	1,223,814	1,120,800
GSR Mortgage Loan Trust (07-AR2-5A1A)
3.63% (3)	05/25/37	2,125,355	1,913,516
Harborview Mortgage Loan Trust (05-9-2A1A)
2.24% (1 mo. USD LIBOR + 0.340%) (2)	06/20/35	2,940,030	2,891,746
Harborview Mortgage Loan Trust (06-8-2A1A)
2.09% (1 mo. USD LIBOR + 0.190%) (2)	07/21/36	15,344,967	13,613,098
Homestar Mortgage Acceptance Corp. (04-3-AV2C)
2.48% (1 mo. USD LIBOR + 0.580%) (2)	07/25/34	1,145,865	1,152,709
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.80% (1 mo. USD LIBOR + 0.900%) (2)	10/25/34	152,829	153,856

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
HSI Asset Loan Obligation Trust (07-2-2A12)
6.00%	09/25/37	$936,630	$855,775
Impac CMB Trust (04-5-1A1)
2.62% (1 mo. USD LIBOR + 0.720%) (2)	10/25/34	7,103	7,044
Impac CMB Trust (05-1-1A1)
2.42% (1 mo. USD LIBOR + 0.520%) (2)	04/25/35	1,310,267	1,255,061
Impac CMB Trust (05-5-A2)
2.34% (1 mo. USD LIBOR + 0.440%) (2)	08/25/35	6,618,102	6,169,652
Indymac Index Mortgage Loan Trust (04-AR4-2A)
3.52% (3)	08/25/34	7,208,739	7,351,867
Indymac Index Mortgage Loan Trust (04-AR9-4A)
2.55% (3)	11/25/34	1,024,793	885,596
Indymac Index Mortgage Loan Trust (05-AR17-3A1)
3.44% (3)	09/25/35	4,871,769	4,507,858
Indymac Index Mortgage Loan Trust (05-AR23-2A1)
3.49% (3)	11/25/35	3,888,020	3,634,811
Indymac Index Mortgage Loan Trust (05-AR23-6A1)
3.50% (3)	11/25/35	4,756,123	4,576,060
Indymac Index Mortgage Loan Trust (05-AR25-2A1)
3.36% (3)	12/25/35	2,572,863	2,467,200
Indymac Index Mortgage Loan Trust (05-AR7-2A1)
3.30% (3)	06/25/35	3,450,728	3,118,943
Indymac Index Mortgage Loan Trust (06-AR39-A1)
2.08% (1 mo. USD LIBOR + 0.180%) (2)	02/25/37	9,588,682	9,096,164
Indymac Index Mortgage Loan Trust (07-AR11-1A1)
3.11% (3)(7)	06/25/37	24,468	20,994
Indymac Index Mortgage Loan Trust (07-AR5-2A1)
3.55% (3)	05/25/37	16,555,883	15,449,955
Indymac Index Mortgage Loan Trust (07-AR7-1A1)
3.62% (3)	11/25/37	4,241,876	4,164,435
JPMorgan Alternative Loan Trust (06-A2-5A1)
3.70% (3)	05/25/36	7,798,231	6,718,410
JPMorgan Alternative Loan Trust (06-A4-A8)
3.41% (3)	09/25/36	2,935,800	3,687,448
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)
5.76% (3)	10/25/36	7,150,199	5,917,102
JPMorgan Mortgage Acquisition Corp. (07-CH4-A4)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	01/25/36	16,144,043	16,078,626
JPMorgan Mortgage Trust (05-A6-7A1)
3.63% (3)	08/25/35	478,340	466,776
JPMorgan Mortgage Trust (06-A2-5A3)
3.59% (3)	11/25/33	2,780,381	2,860,946
JPMorgan Mortgage Trust (06-A4-1A4)
3.84% (3)	06/25/36	585,270	565,077

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
JPMorgan Mortgage Trust (06-A7-2A4R)
3.62% (3)	01/25/37	$24,899	$25,208
JPMorgan Mortgage Trust (06-S2-2A2)
5.88%	06/25/21	795,419	764,578
JPMorgan Resecuritization Trust Series (14-6-3A1)
2.08% (1 mo. USD LIBOR + 0.210%) (1)(2)	07/27/46	4,820,473	4,803,892
Lehman Mortgage Trust (05-1-6A1)
5.00%	11/25/20	895,489	550,105
Lehman Mortgage Trust (06-4-4A1)
6.00%	08/25/21	1,967,311	1,932,603
Lehman Mortgage Trust (07-10-4A1)
6.00% (7)	01/25/27	675,822	557,254
Lehman XS Trust (06-10N-1A3A)
2.11% (1 mo. USD LIBOR + 0.210%) (2)	07/25/46	16,888,569	16,371,457
Lehman XS Trust (06-12N-A2A1)
2.05% (1 mo. USD LIBOR + 0.150%) (2)(7)	08/25/46	216	217
Lehman XS Trust (06-12N-A31A)
2.10% (1 mo. USD LIBOR + 0.200%) (2)	08/25/46	5,845,297	4,992,566
Lehman XS Trust (06-13-1A2)
2.07% (1 mo. USD LIBOR + 0.170%) (2)	09/25/36	3,151,817	3,342,871
Lehman XS Trust (06-9-A1B)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	05/25/46	7,769,236	9,490,680
Lehman XS Trust (06-GP1-A2A)
2.07% (1 mo. USD LIBOR + 0.170%) (2)(7)(8)	05/25/46	739	739
Lehman XS Trust (06-GP4-3A2A)
2.06% (1 mo. USD LIBOR + 0.160%) (2)(8)	08/25/46	2,692	2,692
Long Beach Mortgage Loan Trust (06-WL1-1A3)
2.56% (1 mo. USD LIBOR + 0.330%) (2)	01/25/46	2,646,526	2,641,851
Long Beach Mortgage Loan Trust (06-WL1-2A4)
2.58% (1 mo. USD LIBOR + 0.340%) (2)	01/25/46	14,950,000	14,718,523
Madison Avenue Manufactured Housing Contract (02-A-B1)
5.15% (1 mo. USD LIBOR + 3.250%) (2)	03/25/32	3,088,038	3,130,710
MASTR Alternative Loans Trust (05-4-1A1)
6.50%	05/25/35	6,403,049	6,491,329
MASTR Alternative Loans Trust (06-2-2A1)
2.30% (1 mo. USD LIBOR + 0.400%) (2)(8)	03/25/36	70,243	12,995

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
MASTR Asset Securitization Trust (06-3-2A1)
2.35% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	$48,370	$26,588
MASTR Asset-Backed Securities Trust (06-AB1-A4)
5.72% (3)	02/25/36	1,197,531	1,170,673
MASTR Asset-Backed Securities Trust (06-HE1-A4)
2.19% (1 mo. USD LIBOR + 0.290%) (2)	01/25/36	3,105,024	3,117,629
MASTR Asset-Backed Securities Trust (06-HE5-A3)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	11/25/36	21,342,573	15,738,875
MASTR Seasoned Securitization Trust (04-1-4A1)
3.60% (3)	10/25/32	10,345	10,510
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)
2.13% (1 mo. USD LIBOR + 0.230%) (2)	01/25/37	2,070,998	1,102,551
Merrill Lynch Alternative Note Asset Trust (07-A1-A3)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	01/25/37	1,065,321	552,929
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)
2.07% (1 mo. USD LIBOR + 0.170%) (2)	04/25/37	8,304,980	5,099,482
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)
2.15% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	29,063,921	18,045,443
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)
2.24% (1 mo. USD LIBOR + 0.340%) (2)	04/25/37	7,162,969	4,502,605
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)
2.14% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	6,424,640	4,507,156
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)
2.03% (1 mo. USD LIBOR + 0.130%) (2)	06/25/37	3,057,597	2,343,470
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	07/25/37	38,866,211	27,939,489
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)
4.49% (1 year Treasury Constant Maturity Rate + 2.400%) (2)	08/25/36	2,001,215	1,964,744
Mid-State Trust (05-1-A)
5.75%	01/15/40	3,419,662	3,716,427

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)
2.86% (1 mo. USD LIBOR + 0.960%) (2)	09/25/34	$828,019	$831,167
Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3)
2.69% (1 mo. USD LIBOR + 0.795%) (2)	07/25/35	1,449,052	1,457,289
Morgan Stanley Home Equity Loan Trust (06-2-A4)
2.18% (1 mo. USD LIBOR + 0.280%) (2)	02/25/36	3,404,601	3,347,432
Morgan Stanley Mortgage Loan Trust (05-6AR-1A1)
2.18% (1 mo. USD LIBOR + 0.280%) (2)	11/25/35	1,503,146	1,512,945
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)
5.76% (3)	01/25/47	1,073,486	571,458
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)
2.02% (1 mo. USD LIBOR + 0.120%) (2)	04/25/37	3,874,667	1,955,403
Morgan Stanley REREMIC Trust (13-R2-1A)
2.96% (1)(3)	10/26/36	6,762,761	6,726,814
Morgan Stanley REREMIC Trust (13-R3-12A)
3.56% (1)(3)	01/26/47	428,860	429,738
Morgan Stanley Resecuritization Trust (14-R2-2A)
3.09% (1)(3)	12/26/46	8,346,199	8,289,504
MortgageIT Trust (05-3-A1)
2.50% (1 mo. USD LIBOR + 0.600%) (2)	08/25/35	6,738,137	6,608,468
MortgageIT Trust (05-4-A1)
2.18% (1 mo. USD LIBOR + 0.280%) (2)	10/25/35	3,262,838	3,208,947
Nationstar Home Equity Loan Trust (07-B-2AV3)
2.15% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	8,104,972	8,099,883
Nomura Resecuritization Trust (15-1R-2A1)
2.29% (1 mo. USD LIBOR + 0.190%) (1)(2)	10/26/36	2,661,627	2,677,756
Nomura Resecuritization Trust (15-2R-1A1)
2.28% (12 mo. Monthly Treasury Average Index + 1.000%) (1)(2)	08/26/46	5,283,361	5,217,056
Nomura Resecuritization Trust (15-4R-2A1)
2.01% (1 mo. USD LIBOR + 0.306%) (1)(2)	10/26/36	7,784,499	7,715,062
Nomura Resecuritization Trust (15-4R-3A1)
3.73% (1)(3)	02/26/36	472,935	474,414
Nomura Resecuritization Trust (15-5R-2A1)
3.63% (1)(3)	03/26/35	8,950,055	9,078,494
Nomura Resecuritization Trust (15-7R-2A1)
3.41% (1)(3)	08/26/36	3,840,299	3,833,989

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Oakwood Mortgage Investors, Inc. (02-A-A4)
6.97% (3)	03/15/32	$2,780,059	$2,972,996
Oakwood Mortgage Investors, Inc. (99-E-A1)
7.61% (3)	03/15/30	4,901,805	4,571,199
Opteum Mortgage Acceptance Corp. (06-1-2A1)
5.75% (3)	04/25/36	4,964,556	5,199,222
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)
2.17% (1 mo. USD LIBOR + 0.270%) (2)	03/25/37	19,300,000	17,254,150
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)
2.06% (1 mo. USD LIBOR + 0.160%) (2)	09/25/37	18,195,349	11,867,038
Prime Mortgage Trust (06-1-1A1)
5.50%	06/25/36	2,295,922	2,523,661
RAAC Series Trust (05-SP1-4A1)
7.00%	09/25/34	4,018,353	4,063,254
RAAC Series Trust (07-SP1-A3)
2.38% (1 mo. USD LIBOR + 0.480%) (2)	03/25/37	1,439,090	1,443,111
RALI Trust (05-QA13-2A1)
4.36% (3)	12/25/35	907,391	829,820
RALI Trust (05-QA7-A21)
3.94% (3)	07/25/35	3,468,657	3,301,048
RALI Trust (06-QA3-A1)
2.10% (1 mo. USD LIBOR + 0.200%) (2)	04/25/36	4,913,909	4,806,753
Residential Accredit Loans, Inc. (05-QA8-CB21)
4.10% (3)	07/25/35	6,332,547	5,197,415
Residential Accredit Loans, Inc. (05-QS7-A1)
5.50%	06/25/35	1,177,394	1,074,954
Residential Accredit Loans, Inc. (06-QA1-A21)
4.47% (3)	01/25/36	22,711	19,866
Residential Accredit Loans, Inc. (06-QA10-A2)
2.08% (1 mo. USD LIBOR + 0.180%) (2)	12/25/36	18,636,679	16,647,965
Residential Accredit Loans, Inc. (06-QA2-1A1)
2.15% (1 mo. USD LIBOR + 0.250%) (2)	02/25/36	26,628	21,788
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)
0.57% (3)(8)	08/25/36	48,904,801	1,161,655
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)
0.35% (3)(8)	08/25/36	47,029,525	636,827
Residential Accredit Loans, Inc. (06-QS5-A5)
6.00%	05/25/36	6,223,818	5,836,115
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)
0.75% (3)(8)	06/25/36	61,132,716	1,580,067
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)
0.69% (3)(8)	06/25/36	13,923,084	351,497

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)
0.18% (3)(8)	01/25/37	$3,195,587	$25,168
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)
0.33% (3)(8)	01/25/37	23,445,780	304,394
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)
0.36% (3)(8)	02/25/37	96,038,482	1,290,344
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)
0.38% (3)(8)	03/25/37	11,291,216	168,938
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)
0.26% (3)(8)	03/25/37	15,432,109	140,617
Residential Accredit Loans, Inc. (07-QS6-A45)
5.75%	04/25/37	3,453,992	3,259,234
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)
0.40% (3)(8)	06/25/37	22,796,749	390,361
Residential Funding Mortgage Securities I (05-SA5-2A)
4.11% (3)	11/25/35	28,214	27,222
Residential Funding Mortgage Securities I (06-S9-A3) (PAC)
5.75%	09/25/36	743,550	676,195
Residential Funding Mortgage Securities I (07-S2-A9)
6.00%	02/25/37	8,245,560	7,873,123
Residential Funding Mortgage Securities I (07-SA2-2A2)
4.20% (3)	04/25/37	27,497	26,360
Saxon Asset Securities Trust (06-2-A2)
2.03% (1 mo. USD LIBOR + 0.130%) (2)	09/25/36	7,618,246	7,570,248
Saxon Asset Securities Trust (06-3-A3)
2.07% (1 mo. USD LIBOR + 0.170%) (2)	10/25/46	13,137,089	12,880,244
Saxon Asset Securities Trust (07-2-A2D)
2.20% (1 mo. USD LIBOR + 0.300%) (2)	05/25/47	19,727,556	16,631,991
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)
2.24% (1 mo. USD LIBOR + 0.340%) (2)	02/25/37	3,310,778	2,023,750
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)
2.13% (1 mo. USD LIBOR + 0.230%) (2)	02/25/37	42,891,827	24,692,557
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)
2.04% (1 mo. USD LIBOR + 0.140%) (2)	01/25/37	18,942,067	13,689,116
Sequoia Mortgage Trust (03-8-A1)
2.54% (1 mo. USD LIBOR + 0.640%) (2)	01/20/34	897,864	875,555

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
SG Mortgage Securities Trust (07-NC1-A2)
2.14% (1 mo. USD LIBOR + 0.240%) (1)(2)	12/25/36	$21,973,549	$15,473,250
Soundview Home Equity Loan Trust (06-OPT4-2A4)
2.13% (1 mo. USD LIBOR + 0.230%) (2)	06/25/36	10,400,000	9,909,102
Soundview Home Equity Loan Trust (07-OPT3-2A4)
2.15% (1 mo. USD LIBOR + 0.250%) (2)	08/25/37	4,000,000	3,811,517
Specialty Underwriting & Residential Finance (06-AB3-A2B)
2.05% (1 mo. USD LIBOR + 0.150%) (2)	09/25/37	20,849	13,087
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)
3.64% (3)	09/25/34	2,447,658	2,428,451
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)
3.83% (3)	10/25/34	3,830,515	3,908,002
Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A)
2.85% (1 mo. USD LIBOR + 0.950%) (2)	08/25/35	4,422,292	4,433,246
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)
3.87% (3)	03/25/36	579,642	536,402
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)
3.63% (3)	05/25/36	2,202,922	2,080,956
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)
3.81% (3)	06/25/36	4,956,169	4,900,154
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)
3.68% (3)	02/25/37	2,691,973	2,284,506
Structured Asset Securities Corp. (05-2XS-1A5B)
5.15% (3)	02/25/35	151,906	151,993
Structured Asset Securities Corp. (06-EQ1A-A4)
2.05% (1 mo. USD LIBOR + 0.150%) (1)(2)	07/25/36	4,228,430	4,233,810
Structured Asset Securities Corp. (06-WF2-A4)
2.21% (1 mo. USD LIBOR + 0.310%) (2)	07/25/36	5,457,238	5,428,007
Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)
3.85% (3)	04/25/37	230,588	193,670
Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)
3.81% (3)	06/25/37	8,150	7,704

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)
3.82% (3)	01/25/37	$945,271	$939,579
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)
2.14% (1 mo. USD LIBOR + 0.240%) (2)	08/25/36	9,009,079	5,582,677
WaMu Mortgage Pass-Through Certificates (04-AR14-A1)
3.45% (3)	01/25/35	7,218,128	7,405,544
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)
2.16% (1 mo. USD LIBOR + 0.290%) (2)	10/25/45	8,906,490	8,922,965
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2)
2.83% (12 mo. Monthly Treasury Average Index + 1.450%) (2)	10/25/45	717,749	754,985
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)
3.42% (3)	12/25/35	1,535,919	1,423,432
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)
3.41% (3)	01/25/36	2,674,208	2,633,982
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A)
2.21% (1 mo. USD LIBOR + 0.310%) (2)	01/25/45	270,884	272,512
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A)
2.54% (1 mo. USD LIBOR + 0.640%) (2)	07/25/45	6,531,519	6,522,984
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)
2.45% (12 mo. Monthly Treasury Average Index + 1.070%) (2)	01/25/46	19,526,584	20,042,771
WaMu Mortgage Pass-Through Certificates (06-AR11-1A)
2.34% (12 mo. Monthly Treasury Average Index + 0.960%) (2)	09/25/46	5,252,734	4,904,670
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)
2.09% (12 mo. Monthly Treasury Average Index + 0.810%) (2)	12/25/46	5,792,945	5,755,005
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)
3.36% (3)	11/25/30	117,584	119,087

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)
5.75%	02/25/36	$1,282,215	$1,228,799
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)
2.50% (1 mo. USD LIBOR + 0.600%) (2)	07/25/36	2,454,803	1,767,394
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)
2.07% (1 mo. USD LIBOR + 0.170%) (2)	12/25/36	4,485,435	4,065,511
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)
2.07% (11th District Cost of Funds + 1.250%)(2)	04/25/47	1,854,468	1,642,431
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)
2.21% (1 mo. USD LIBOR + 0.310%) (2)	06/25/37	5,502,033	5,014,638
Washington Mutual Asset-Backed Certificates (06-HE1-2A4)
2.18% (1 mo. USD LIBOR + 0.280%) (2)	04/25/36	11,543,603	11,072,222
Wells Fargo Home Equity Asset-Backed Securities (06-3-A2)
2.05% (1 mo. USD LIBOR + 0.150%) (2)	01/25/37	8,100,375	8,046,480
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)
2.22% (1 mo. USD LIBOR + 0.320%) (2)	03/25/37	5,521,000	4,441,585
Wells Fargo Mortgage Loan Trust (11-RR3-A1)
3.57% (1)(3)	03/27/37	571,857	572,423
Wells Fargo Mortgage Loan Trust (12-RR2-1A1)
2.05% (1 mo. USD LIBOR + 0.180%) (1)(2)	09/27/47	38,682	38,849
Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6)
3.77% (3)	01/25/35	2,320,955	2,398,648
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)
3.49% (3)	08/25/36	4,702,974	4,732,625
Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1)
3.64% (3)	03/25/36	3,024,494	3,041,724
Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4)
4.13% (3)	05/25/36	2,057,236	2,091,535
Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32)
6.00%	07/25/37	3,676,508	3,685,264

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2018

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)
3.73% (3)	08/25/37		$343,532	$337,883
Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1)
5.75%	02/25/38		1,515,928	1,599,493

Total Residential Mortgage-backed Securities — Non-agency
(Cost: $1,025,639,647)				1,299,549,426

U.S. TREASURY SECURITIES — 25.2%
U.S. Treasury Bond
3.00%	02/15/48		689,585,000	676,938,121
U.S. Treasury Note
2.25%	03/31/20		145,945,000	145,326,453
2.38%	01/31/23		184,670,000	181,343,063
2.50%	03/31/23		96,440,000	95,168,317
2.75%	04/30/23		547,275,000	546,312,207
2.75%	02/15/28		401,855,000	395,599,560

Total U.S. Treasury Securities
(Cost: $2,040,541,618)				2,040,687,721

Total Fixed Income Securities
(Cost: $7,550,166,659)				7,700,391,974

		Shares
MONEY MARKET INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (9)			136,312,235	136,312,235

Total Money Market Investments
(Cost: $136,312,235)				136,312,235

		Principal Amount
SHORT TERM INVESTMENTS — 10.6%
Foreign Government Bonds — 2.8%
Japan Treasury Bill
0.00% (4)	07/02/18	JPY	9,105,000,000	83,232,589
0.00% (4)	06/04/18	JPY	15,540,000,000	142,038,142

Total Foreign Government Bonds
(Cost: $230,639,353)				225,270,731

Issues	Maturity Date	Principal Amount	Value
U.S. Treasury Securities — 4.5%
U.S. Treasury Bill
1.62% (10)(11)	06/14/18	$6,419,000	$6,406,114
1.74% (10)	07/12/18	130,290,000	129,838,219
1.76% (10)	07/19/18	172,000,000	171,339,472
1.97% (10)	10/04/18	60,000,000	59,496,900

Total U.S. Treasury Securities
(Cost: $367,093,733)			367,080,705

COMMERCIAL PAPER — 1.0%
Computers — 0.5%
Apple, Inc.
1.99% (10)	07/05/18	41,740,000	41,593,687

Retail — 0.5%
Wal-mart Stores, Inc.
1.88% (10)	05/07/18	43,360,000	43,349,247

Total Commercial Paper
(Cost: $84,939,671)			84,942,934

Discount Notes — 2.3%
Federal Home Loan Bank
1.49% (10)	05/16/18	10,000,000	9,992,960
1.93% (10)	07/19/18	180,000,000	179,277,120

Total Discount Notes
(Cost: $189,247,346)			189,270,080

Total Short Term Investments
(Cost: $871,920,103)			866,564,450

Total Investments (107.3%)
(Cost: $8,558,398,997)			8,703,268,659
Liabilities in Excess of Other Assets (-7.3%)			(592,691,837)

Net Assets (100.0%)			$8,110,576,822

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
3,759	2-Year U.S. Treasury Note Futures	06/29/18	$798,853,463	$797,084,207	$(1,769,256)
4,004	5-Year U.S. Treasury Note Futures	06/29/18	455,973,970	454,485,283	(1,488,687)
1,563	10-Year U.S. Treasury Note Futures	06/20/18	187,123,720	186,973,875	(149,845)

			$1,441,951,153	$1,438,543,365	$(3,407,788)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
Goldman Sachs & Co.	JPY	15,540,000,000	06/04/18	$146,014,893	$142,309,061	$3,705,832
Goldman Sachs & Co.	JPY	9,105,000,000	07/02/18	86,170,183	83,562,085	2,608,098

				$232,185,076	$225,871,146	$6,313,930

Notes to Schedule of Investments:

JPY -	Japanese Yen.
ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
ARM -	Adjustable Rate Mortgage.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $361,010,272 or 4.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(10)	Rate shown represents yield-to-maturity.
(11)	All or a portion of this security is held as collateral for open futures contracts.
(12)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Asset-Backed Securities	2.1%
Commercial Mortgage-Backed Securities — Agency	1.5
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Residential Mortgage-Backed Securities — Agency	49.8
Residential Mortgage-Backed Securities — Non-Agency	16.0
Short Term Investments	10.6
U.S. Treasury Securities	25.2
Money Market Investments	1.7

Total	107.3%

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$168,891,132	$—	$168,891,132
Commercial Mortgage-Backed Securities — Agency	—	122,166,077	—	122,166,077
Commercial Mortgage-Backed Securities — Non-Agency	—	32,577,326	—	32,577,326
Residential Mortgage-Backed Securities — Agency	—	4,036,520,292	—	4,036,520,292
Residential Mortgage-Backed Securities — Non-Agency	—	1,293,483,132	6,066,294	1,299,549,426
U.S. Treasury Securities	2,040,687,721	—	—	2,040,687,721

Total Fixed Income Securities	2,040,687,721	5,653,637,959	6,066,294	7,700,391,974

Money Market Investments	136,312,235	—	—	136,312,235
Short-Term Investments*	367,080,705	499,483,745	—	866,564,450

Total Investments	2,544,080,661	6,153,121,704	6,066,294	8,703,268,659

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	6,313,930	—	6,313,930

Total Investments	$2,544,080,661	$6,159,435,634	$6,066,294	$8,709,582,589

Liability Derivatives
Futures
Interest Rate Risk	$(3,407,788)	$—	$—	$(3,407,788)

Total	$(3,407,788)	$—	$—	$(3,407,788)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2018

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$1,744,253	$1,722		$16,501
Foreign Currency, at Value	—	—		—	(3)(4)
Receivable for Securities Sold	6,513	—	(4)	—
Receivable for Sale of When-Issued Securities	11,930	—		36
Receivable for Fund Shares Sold	987	—		—
Interest Receivable	8,459	4		111
Receivable from Investment Advisor	46	19		10
Unrealized Appreciation on Open Forward Foreign Currency Contracts	975	—		4
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	—		5
Cash Collateral Held for Forward Currency Contracts	1,326	—		—
Cash Collateral on Swap Agreements	—	190		—
Prepaid Expenses	46	—		21

Total Assets	1,774,535	1,935		16,688

LIABILITIES
Distributions Payable	536	—		—
Payable for Securities Purchased	12,778	—		—
Payable for Purchase of When-Issued Securities	126,865	—		187
Payable for Fund Shares Redeemed	3,973	—		—
Accrued Directors’ Fees and Expenses	12	12		12
Accrued Management Fees	580	1		8
Accrued Distribution Fees	70	—	(4)	2
Interest Payable on Swap Agreements	—	1		—
Payable for Daily Variation Margin on Open Financial Futures Contracts	683	—		—
Open Swap Agreements, at Value	—	5		—
Collateral Pledged by Brokers on Forward Currency Contracts	600	—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	—		19
Other Accrued Expenses	339	73		21

Total Liabilities	146,436	92		249

NET ASSETS	$1,628,099	$1,843		$16,439

NET ASSETS CONSIST OF:
Paid-in Capital	$1,684,433	$1,702		$16,719
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency	(41,594)	132		(245)
Unrealized Appreciation (Depreciation) of Investments, Futures Contracts and Swap Contracts	(12,334)	23		(99)
Undistributed (Overdistributed) Net Investment Income	(2,406)	(14)		64

NET ASSETS	$1,628,099	$1,843		$16,439

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,315,775	$1,298		$8,739

N Class Share	$312,324	$545		$7,700

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	123,164,304	238,696		898,192

N Class Share	29,312,979	100,261		791,451

NET ASSET VALUE PER SHARE: (6)
I Class Share	$10.68	$5.44		$9.73

N Class Share	$10.65	$5.44		$9.73

(1)	Consolidated Statement of Asset and Liabilities (See Note 2).
(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2018 was $1,756,876, $1,694 and $16,599, respectively.
(3)	The identified cost for the TCW Global Bond Fund at April 30, 2018 was $0.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2018

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$17,031	$7,625	$8,703,269
Cash	—	—	319
Receivable for Securities Sold	313	—	—
Receivable for Sale of When-Issued Securities	—	—	274,682
Receivable for Fund Shares Sold	4	—	15,742
Interest Receivable	204	32	21,941
Receivable from Investment Advisor	18	13	925
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	—	6,314
Cash Collateral Held for Forward Foreign Currency Contracts	—	—	10,270
Prepaid Expenses	24	9	75

Total Assets	17,594	7,679	9,033,537

LIABILITIES
Distributions Payable	17	1	10,097
Payable for Securities Purchased	340	163	59,497
Payable for Purchase of When-Issued Securities	—	—	815,495
Payable for Fund Shares Redeemed	15	4	23,026
Accrued Directors’ Fees and Expenses	12	12	12
Accrued Management Fees	7	2	3,597
Accrued Distribution Fees	1	—	303
Interest Payable on Swap Agreements	— (2)	—	—
Payable for Daily Variation Margin on Open Financial Futures Contracts	—	—	3,389
Open Swap Agreements, at Value	2	—	—
Collateral Pledged by Brokers on Forward Foreign Currency Contracts	—	—	5,570
Other Accrued Expenses	35	23	1,974

Total Liabilities	429	205	922,960

NET ASSETS	$17,165	$7,474	$8,110,577

NET ASSETS CONSIST OF:
Paid-in Capital	$17,970	$14,940	$8,244,245
Accumulated Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency	(538)	(7,449)	(341,168)
Unrealized Appreciation (Depreciation) of Investments, Futures Contracts, and Swap Contracts	(283)	6	147,776
Undistributed (Overdistributed) Net Investment Income	16	(23)	59,724

NET ASSETS	$17,165	$7,474	$8,110,577

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$11,163	$7,474	$6,756,678

N Class Share	$6,002		$1,353,899

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	1,785,700	872,339	700,134,570

N Class Share	953,733		136,100,972

NET ASSET VALUE PER SHARE:(4)
I Class Share	$6.25	$8.57	$9.65

N Class Share	$6.29		$9.95

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2018 was $17,311, $7,619 and $8,558,399, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2018

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$22,722	$22	$220

Total	22,722	22	220

Expenses:
Management Fees	3,415	7	45
Accounting Services Fees	85	13	2
Administration Fees	52	19	1
Transfer Agent Fees:
I Class	443	5	3
N Class	179	4	3
Custodian Fees	19	3	12
Professional Fees	52	21	19
Directors’ Fees and Expenses	24	24	24
Registration Fees:
I Class	20	2	9
N Class	12	2	9
Distribution Fees:
N Class	411	1	10
Shareholder Reporting Expense	3	1	— (2)
Other	72	4	2

Total	4,787	106	139

Less Expenses Borne by Investment Advisor:
I Class	89	64	24
N Class	118	36	32

Net Expenses	4,580	6	83

Net Investment Income	18,142	16	137

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(20,939)	— (2)	(152)
Foreign Currency	2,649	—	(9)
Foreign Currency Forward
Contracts	(3,164)	—	3
Futures Contracts	(4,375)	—	(89)
Swap Agreements	—	76	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(22,552)	(6)	172
Foreign Currency	—	—	— (2)
Foreign Currency Forward
Contracts	(439)	—	(8)
Futures contracts	552	—	14
Swap Agreements	—	(18)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(48,268)	52	(69)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,126)	$68	$68

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2018

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$417	$67	$146,388

Total	417	67	146,388

Expenses:
Management Fees	42	13	21,362
Accounting Services Fees	13	1	438
Administration Fees	1	— (1)	269
Transfer Agent Fees:
I Class	8	5	2,972
N Class	7	—	840
Custodian Fees	8	4	45
Professional Fees	18	24	174
Directors’ Fees and Expenses	24	24	24
Registration Fees:
I Class	8	10	34
N Class	8	—	23
Distribution Fees:
N Class	8	—	1,925
Shareholder Reporting Expense	1	— (1)	10
Other	3	3	409

Total	149	84	28,525

Less Expenses Borne by Investment Advisor:
I Class	55	67	4,468
N Class	35	—	812

Net Expenses	59	17	23,245

Net Investment Income	358	50	123,143

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	68	(10)	(129,472)
Foreign Currency	1	—	(1,536)
Foreign Currency Forward
Contracts	(10)	—	(7,825)
Futures Contracts	—	—	(38,926)
Swap Agreements	(2)	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(378)	(11)	(95,653)
Foreign Currency	—	—	—
Foreign Currency Forward
Contracts	(2)	—	(1,755)
Futures contracts	—	—	7,879
Swap Agreements	2	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(321)	(21)	(267,288)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37	$29	$(144,145)

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$18,142	$33,163	$16	$27
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(25,829)	(16,204)	76	(9)
Change in Unrealized Appreciation on Investments and Futures Contracts	(22,439)	(8,308)	(24)	35

Increase (Decrease) in Net Assets Resulting from Operations	(30,126)	8,651	68	53

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(15,389)	(28,052)	(9)	(16)
N Class	(3,259)	(7,220)	(5)	(11)
Distributions from Net Realized Gain:
I Class	—	(14,647)	—	(8)
N Class	—	(5,178)	—	(5)

Total Distributions to Shareholders	(18,648)	(55,097)	(14)	(40)

NET CAPITAL SHARE TRANSACTIONS
I Class	(23,793)	(8,123)	509	24
N Class	(35,460)	(117,795)	5	17

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(59,253)	(125,918)	514	41

Increase (Decrease) in Net Assets	(108,027)	(172,364)	568	54
NET ASSETS
Beginning of Period	1,736,126	1,908,490	1,275	1,221

End of Period	$1,628,099	$1,736,126	$1,843	$1,275

Overdistributed Net Investment Income	$(2,406)	$(1,900)	$(14)	$(16)

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$137	$282	$358	$929
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(247)	(15)	57	761
Change in Unrealized Appreciation on Investments and Futures Contracts	178	(82)	(378)	(69)

Increase in Net Assets Resulting from Operations	68	185	37	1,621

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(49)	(144)	(274)	(726)
N Class	(43)	(127)	(135)	(339)
Distributions from Net Realized Gain:
I Class	(9)	(58)	—	—
N Class	(8)	(51)	—	—

Total Distributions to Shareholders	(109)	(380)	(409)	(1,065)

NET CAPITAL SHARE TRANSACTIONS
I Class	46	170	(2,785)	(6,449)
N Class	41	184	(807)	(769)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	87	354	(3,592)	(7,218)

Increase (Decrease) in Net Assets	46	159	(3,964)	(6,662)
NET ASSETS
Beginning of Period	16,393	16,234	21,129	27,791

End of Period	$16,439	$16,393	$17,165	$21,129

Undistributed Net Investment Income	$64	$19	$16	$67

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$50	$83	$123,143	$250,522
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(10)	(5)	(177,759)	(170,461)
Change in Unrealized Appreciation on Investments and Futures Contracts	(11)	(12)	(89,529)	(53,295)

Increase (Decrease) in Net Assets Resulting from Operations	29	66	(144,145)	26,766

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(78)	(143)	(119,370)	(183,998)
N Class	—	—	(24,127)	(50,442)
Distributions from Net Realized Gain:
I Class	—	—	—	(114,017)
N Class	—	—	—	(38,135)

Total Distributions to Shareholders	(78)	(143)	(143,497)	(386,592)

NET CAPITAL SHARE TRANSACTIONS
I Class	(428)	330	(110,866)	(671,642)
N Class	—	—	(497,055)	(767,389)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(428)	330	(607,921)	(1,439,031)

Increase (Decrease) in Net Assets	(477)	253	(895,563)	(1,798,857)
NET ASSETS
Beginning of Period	7,951	7,698	9,006,140	10,804,997

End of Period	$7,474	$7,951	$8,110,577	$9,006,140

Undistributed (Overdistributed) Net Investment Income	$(23)	$5	$59,724	$80,078

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2018

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities.

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments.

TCW Global Bond Fund	Seeks total return by investing at least 80% of its net assets in debt securities of government and corporate issuers in at least three countries, and will invest at least 30% of its net assets in securities of issuers located outside the United States.

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities and at least 50% of the value in securitized obligations.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $364,758 or 19.8% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value per share (“NAV”) of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (“Board”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Credit default and total return swaps.    Credit default and total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2018 is listed after the Schedule of Investments for each Fund.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2018.

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2017	$1,229,012	$10,660	$146,477	$112,200	$6,981,408
Accrued Discounts (Premiums)	(761)	(17)	5,057	—	(592,398)
Realized Gain (Loss)	(1,106)	—	—	—	1,551
Change in Unrealized Appreciation	(69,767)	(1,666)	392	(25,245)	(324,859)
Purchases	—	—	—	—	8,129
Sales	(23,827)	—	—	—	(7,537)
Transfers in to Level 3 (1)	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—	—

Balance as of April 30, 2018	$1,133,551	$8,977	$151,926	$86,955	$6,066,294

Change in Unrealized Appreciation from Investments Still Held at April 30, 2018	$(69,767)	$(1,666)	$392	$(25,245)	$(324,859)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2018 are as follows:

Description	Fair Value at 4/30/2018	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Core Fixed Income Fund
Corporate Bonds	$1,133,551	Third-party Vendor	Vendor Prices	$110.078	$110.078
TCW Enhanced Commodity Strategy Fund
Commercial Mortgage-Backed Securities — Non-Agency	8,977	Third-party Vendor	Vendor Prices	$0.572	$0.572
TCW Global Bond Fund
Commercial Mortgage-Backed Securities — Non-Agency	7,024	Third-party Vendor	Vendor Prices	$0.029–$0.391	$0.297
Residential Mortgage-Backed Securities — Non-Agency	144,902	Third-party Vendor	Vendor Prices	$11.576	$11.576
TCW High Yield Bond Fund
Common Stock	86,955	Third-party Vendor	Vendor Prices	$15.500	$15.500
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	3,431	Third-party Vendor	Vendor Prices	$100.000	$100.000
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	6,062,863	Third-party Vendor	Vendor Prices	$0.786–$18.499	$1.766

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the Advisor’s own model and inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2018, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or shares/Units):

	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Statement of Asset and Liabilities
Asset Derivatives
Forward Contracts	$975	$—	$975

Total Value	$975	$—	$975

Liability Derivatives
Futures Contracts (1)	$—	$(686)	$(686)

Total Value	$—	$(686)	$(686)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$(3,164)	$—	$(3,164)
Futures Contracts	—	(4,375)	(4,375)

Total Realized Gain (Loss)	$(3,164)	$(4,375)	$(7,539)

Change in Appreciation (Depreciation)
Forward Contracts	$(439)	$—	$(439)
Futures Contracts	—	552	552

Total Change in Appreciation (Depreciation)	$(439)	$552	$113

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$58,486,162	$—	$58,486,162
Futures Contracts	—	1,420	1,420

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Enhanced Commodity Strategy Fund
Statement of Asset and Liabilities
Liability Derivatives
Swaps Contracts	$(5)	$—	$—	$(10)

Total Value	$(5)	$—	$—	$(10)

Statement of Operations:
Realized Gain (Loss)
Swaps Contracts	$76	$—	$—	$76

Total Realized Gain (Loss)	$76	$—	$—	$76

Change in Appreciation (Depreciation)
Swaps Contracts	$(18)	$—	$—	$(18)

Total Change in Appreciation (Depreciation)	$(18)	$—	$—	$(18)

Notional Amounts (2)
Swaps Contracts	$1,635,456	$—	$—	$1,635,456

TCW Global Bond Fund
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$—	$20	$20
Forward Contracts	—	4	—	4

Total Value	$—	$4	$20	$24

Liability Derivatives
Forward Contracts	$—	$(19)	$—	$(19)
Futures Contracts (1)	—	—	(6)	(6)

Total Value	$—	$(19)	$(6)	$(25)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$3	$—	$3
Futures Contracts	—	—	(89)	(89)

Total Realized Gain (Loss)	$—	$3	$(89)	$(86)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$(8)	$—	$(8)
Futures Contracts	—	—	14	14

Total Change in Appreciation (Depreciation)	$—	$(8)	$14	$6

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$—	$2,058,886	$—	$2,058,886
Futures Contracts	—	—	23	23

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW High Yield Bond Fund
Statement of Asset and Liabilities
Liability Derivatives
Swaps Contracts	$(2)	$—	$—	$(2)

Total Value	$(2)	$—	$—	$(2)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(10)	$—	$(10)
Swaps Contracts	(2)	—	—	(2)

Total Realized Gain (Loss)	$(2)	$(10)	$—	$(12)

Change in Appreciation (Depreciation)
Forward Contracts		$(2)		$(2)
Swaps Contracts	2	—	—	2

Total Change in Appreciation (Depreciation)	$2	$(2)	$—	$—

Notional Amounts (2)
Forward Currency Contracts	$—	$299,726	$—	$299,726
Swaps Contracts	$250,000	$—	$—	$250,000

TCW Total Return Bond Fund
Statement of Asset and Liabilities
Asset Derivatives
Forward Contracts	$—	$6,314	$—	$6,314

Total Value	$—	$6,314	$—	$6,314

Liability Derivatives
Futures Contracts (1)	$—	$—	$(3,408)	$(3,408)

Total Value	$—	$—	$(3,408)	$(3,408)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(7,825)	$—	$(7,825)
Futures Contracts	—	—	(38,926)	(38,926)

Total Realized Gain (Loss)	$—	$(7,825)	$(38,926)	$(46,751)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$(1,755)	$—	$(1,755)
Futures Contracts	—	—	7,879	7,879

Total Change in Appreciation (Depreciation)	$—	$(1,755)	$7,879	$6,124

Number of Contracts or Notional Amounts (2)
Forward Currency Contracts	$—	$261,105,377	$—	$261,105,377
Futures Contracts	—	—	9,694	9,694

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2018 is reported within the Statement of Assets and Liabilities.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the six months ended April 30, 2018.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or Master Repurchase Agreement (“MRA”) and net of the related collateral received by the Funds as of April 30, 2018 (in thousands):

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$550	$—	$550	$(320)	$230
Goldman Sachs & Co. (Derivatives)	425	—	425	(280)	145

Total	$975	$—	$975	$(600)	$375

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Credit Suisse First Boston Corp. (Derivatives)	$—	$(5)	$(5)	$5	(2)	$—

Total	$—	$(5)	$(5)	$5	(2)	$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Barclays Capital (Derivatives)	$2	$—	$2	$—	$2
Goldman Sachs International (Derivatives)	2	(19)	(17)	—	(17)

Total	$4	$(19)	$(15)	$—	$(15)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Goldman Sachs International (Derivatives)	$—	$(2)	$(2)	$—	$(2)

Total	$—	$(2)	$(2)	$—	$(2)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Goldman Sachs & Co. (Derivatives)	$6,314	$—	$6,314	$(5,570)	$744	(2)

Total	$6,314	$—	$6,314	$(5,570)	$744	(2)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Additional collateral was received subsequent to April 30, 2018 to reduce the Net Amount.

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, and the TCW Total Return Bond Fund entered into forward foreign currency contracts during the period to hedge against the foreign currency exposure within the Funds. Outstanding foreign currency forward contracts at April 30, 2018 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Total Return Bond Fund utilized futures during the six months ended

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

April 30, 2018 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2018 are listed on the Schedule of Investments.

Options:    The Funds may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

The Funds may purchase or write (sell) put and call swaptions. Swaption contracts give the purchaser the right (or option), but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2018, the Funds have not purchased or written any options.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2018, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Mortgage-Backed Securities:    The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market movement. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not set aside liquid assets to cover the commitment. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counterparties to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2018.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a MRA. The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2018.

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2018.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2018.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of a Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Risk Considerations (Continued)

Mortgage-Backed and Other Asset-Backed Securities Risk:    Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

TCW Funds, Inc.

April 30, 2018

Note 3 — Risk Considerations (Continued)

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Commodities Risk:    The TCW Enhanced Commodity Strategy Fund has exposure to commodity markets through its investments in total return swap agreements. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investment Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2018, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$11,200	$(28,519)	$(17,319)	$1,761,572
TCW Enhanced Commodity Strategy Fund	28	—	28	1,694
TCW Global Bond Fund	367	(490)	(123)	20,984
TCW High Yield Bond Fund	143	(414)	(271)	17,301
TCW Short Term Bond Fund	13	(145)	(132)	7,757
TCW Total Return Bond Fund	362,402	(130,972)	231,430	8,471,839

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

At October 31, 2017 the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain		Total Distributable Earnings
TCW Core Fixed Income Fund	$5,191	$		$5,191
TCW Enhanced Commodity Strategy Fund	2		—	2
TCW Global Bond Fund	65		17	82
TCW High Yield Bond Fund	139		—	139
TCW Short Term Bond Fund	47		—	47
TCW Total Return Bond Fund	66,234		—	66,234

During the year ended October 31, 2017, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Core Fixed Income Fund	$51,602	$3,495	$55,097
TCW Enhanced Commodity Strategy Fund	28	12	40
TCW Global Bond Fund	377	3	380
TCW High Yield Bond Fund	1,065	—	1,065
TCW Short Term Bond Fund	143	—	143
TCW Total Return Bond Fund	355,061	31,531	386,592

At October 31, 2017, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

			No Expiration (2)
	Expiring In 2018 (1)	Expiring In 2019 (1)	Short-Term Capital Losses		Long-Term Capital Losses		Total
TCW Core Fixed Income Fund	$—	$—	$16,237		$—		$16,237
TCW Enhanced Commodity Strategy Fund	—	—	—	(3)	—	(3)	—	(3)
TCW High Yield Bond Fund	—	—	218		460		678
TCW Short Term Bond Fund	7,023	111	110		139		249
TCW Total Return Bond Fund	—	—	173,692		—		173,692

(1)	Losses incurred prior to December 22, 2010.
(2)	Losses incurred after December 22, 2010.
(3)	Amount rounds to less than $1.

The Funds did not have any unrecognized tax benefits at April 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2018. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily NAV:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

TCW Funds, Inc.

April 30, 2018

Note 5 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets.

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.72	% (2)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	1.04	% (1)
N Class	1.04	% (1)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.79	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc. which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2018. This limitation is voluntary and terminable on a six months’ notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2018 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$222,476	$171,922	$2,400,198	$2,454,702
TCW Enhanced Commodity Strategy Fund	—	17	—	7
TCW Global Bond Fund	5,376	3,767	3,517	5,681
TCW High Yield Bond Fund	9,137	12,403	—	—
TCW Short Term Bond Fund	1,429	1,030	2,716	3,431
TCW Total Return Bond Fund	41,839	209,528	11,896,172	12,637,430

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	20,109,652	$219,374	52,501,918	$575,707
Shares Issued upon Reinvestment of Dividends	1,446,867	15,694	3,503,848	38,366
Shares Redeemed	(23,920,353)	(258,861)	(56,484,294)	(622,196)

Net Decrease	(2,363,834)	$(23,793)	(478,528)	$(8,123)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,998,924	$43,273	4,750,936	$52,020
Shares Issued upon Reinvestment of Dividends	270,197	2,924	862,922	9,415
Shares Redeemed	(7,525,357)	(81,657)	(16,351,869)	(179,230)

Net Decrease	(3,256,236)	$(35,460)	(10,738,011)	$(117,795)

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	91,408	$500	—	$—
Shares Issued upon Reinvestment of Dividends	1,695	9	4,713	24
Shares Redeemed	—	—	—	—

Net Increase	93,103	$509	4,713	$24

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	892	5	3,215	17
Shares Redeemed	—	—	—	—

Net Increase	892	$5	3,215	$17

TCW Global Bond Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,672	$66	3,718	$36
Shares Issued upon Reinvestment of Dividends	7,300	71	21,732	208
Shares Redeemed	(9,257)	(91)	(7,681)	(74)

Net Increase	4,715	$46	17,769	$170

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	125	$1
Shares Issued upon Reinvestment of Dividends	6,434	63	19,117	184
Shares Redeemed	(2,263)	(22)	(164)	(1)

Net Increase	4,171	$41	19,078	$184

TCW Funds, Inc.

April 30, 2018

Note 8 — Capital Share Transactions (Continued)

TCW High Yield Bond Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	81,134	$513	658,272	$4,135
Shares Issued upon Reinvestment of Dividends	38,681	244	92,725	584
Shares Redeemed	(560,923)	(3,542)	(1,775,760)	(11,168)

Net Decrease	(441,108)	$(2,785)	(1,024,763)	$(6,449)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	154,898	$988	1,291,908	$8,204
Shares Issued upon Reinvestment of Dividends	20,115	128	42,606	270
Shares Redeemed	(301,495)	(1,923)	(1,452,775)	(9,243)

Net Decrease	(126,482)	$(807)	(118,261)	$(769)

TCW Short Term Bond Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	120,977	$1,040	375,030	$3,259
Shares Issued upon Reinvestment of Dividends	9,609	82	14,015	121
Shares Redeemed	(180,215)	(1,550)	(351,690)	(3,050)

Net Increase (Decrease)	(49,629)	$(428)	37,355	$330

TCW Total Return Bond Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	136,231,110	$1,341,890	273,529,025	$2,724,778
Shares Issued upon Reinvestment of Dividends	7,154,559	70,316	18,402,930	182,908
Shares Redeemed	(155,232,643)	(1,523,072)	(358,584,609)	(3,579,328)

Net Decrease	(11,846,974)	$(110,866)	(66,652,654)	$(671,642)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,792,100	$78,980	36,575,671	$376,747
Shares Issued upon Reinvestment of Dividends	2,578,453	26,141	8,106,956	83,082
Shares Redeemed	(59,134,511)	(602,176)	(119,207,888)	(1,227,218)

Net Decrease	(48,763,958)	$(497,055)	(74,525,261)	$(767,389)

Note 9 — Affiliate Ownership

As of April 30, 2018, affiliates of the Funds and Advisor owned 99.9%, and 97.4% of the NAV of TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund, respectively.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Restricted Securities (Continued)

of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at April 30, 2018 are listed below:

TCW Core Fixed Income Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,077,038	$1,133,551	0.07%

TCW Enhanced Commodity Strategy Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39	7/15/16	$2,941	$8,977	0.49%

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$0	$6,841	0.04%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	0	183	0.00%

		$0	$7,024	0.04%

Note 11 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes with an expiration date of December 29, 2018. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2018. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the statements of operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$10.99		$11.28	$11.14	$11.22	$10.97	$11.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.22	0.19	0.18	0.21	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		(0.15)	0.24	(0.04)	0.24	(0.27)

Total from Investment Operations	(0.19)		0.07	0.43	0.14	0.45	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.23)	(0.19)	(0.19)	(0.20)	(0.20)
Distributions from Net Realized Gain	—		(0.13)	(0.10)	(0.03)	—	(0.11)

Total Distributions	(0.12)		(0.36)	(0.29)	(0.22)	(0.20)	(0.31)

Net Asset Value per Share, End of Period	$10.68		$10.99	$11.28	$11.14	$11.22	$10.97

Total Return	(1.73	)% (2)	0.68%	3.97%	1.25%	4.14%	(0.49)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,315,775		$1,379,196	$1,421,267	$1,109,630	$646,372	$589,911
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.50	% (3)	0.51%	0.51%	0.50%	0.49%	0.48%
After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.47%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.17	% (3)	1.96%	1.70%	1.57%	1.92%	1.89%
Portfolio Turnover Rate	153.20	% (2)	287.39%	283.38%	332.85%	249.94%	197.42%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Net Asset Value per Share, Beginning of Period	$10.96		$11.25	$11.12	$11.20		$10.97	$11.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.16	0.14		0.18	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)		(0.15)	0.24	(0.03)		0.22	(0.25)

Total from Investment Operations	(0.20)		0.04	0.40	0.11		0.40	(0.08)

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.20)	(0.17)	(0.16)		(0.17)	(0.18)
Distributions from Net Realized Gain	—		(0.13)	(0.10)	(0.03)		—	(0.11)

Total Distributions	(0.11)		(0.33)	(0.27)	(0.19)		(0.17)	(0.29)

Net Asset Value per Share, End of Period	$10.65		$10.96	$11.25	$11.12		$11.20	$10.97

Total Return	(1.85	)% (2)	0.41%	3.66%	1.00%		3.68%	(0.74)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$312,324		$356,930	$487,223	$542,103		$608,129	$698,223
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.80	% (3)	0.79%	0.79%	0.79%		0.80%	0.77%
After Expense Reimbursement	0.73	% (3)	0.75%	0.77%	0.79	% (4)	N/A	0.77	% (4)
Ratio of Net Investment Income to Average Net Assets	1.93	% (3)	1.69%	1.41%	1.25%		1.59%	1.56%
Portfolio Turnover Rate	153.20	% (2)	287.39%	283.38%	332.85%		249.94%	197.42%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$5.20		$5.15	$5.30	$7.18	$7.61	$8.58

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.12	0.04	0.05	0.10	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.23		0.10	(0.14)	(1.87)	(0.39)	(0.92)

Total from Investment Operations	0.29		0.22	(0.10)	(1.82)	(0.29)	(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.11)	(0.05)	(0.06)	(0.11)	(0.16)
Distributions from Net Realized Gain	—		(0.06)	—	—	(0.03)	(0.05)

Total Distributions	(0.05)		(0.17)	(0.05)	(0.06)	(0.14)	(0.21)

Net Asset Value per Share, End of Period	$5.44		$5.20	$5.15	$5.30	$7.18	$7.61

Total Return	5.35	% (2)	4.55%	(1.83)%	(25.47)%	(3.90)%	(9.05)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,298		$758	$725	$1,443	$1,934	$2,013
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.44	% (3)	16.65%	9.74%	7.82%	5.90%	5.67%
After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	2.12	% (3)	2.31%	0.88%	0.88%	1.30%	2.01%
Portfolio Turnover Rate	0.00	% (2)	0.00%	2.44%	10.68%	4.13%	54.20%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$5.21		$5.15	$5.31	$7.18	$7.61	$8.58

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.12	0.04	0.05	0.10	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.11	(0.15)	(1.86)	(0.39)	(0.92)

Total from Investment Operations	0.28		0.23	(0.11)	(1.81)	(0.29)	(0.76)

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.11)	(0.05)	(0.06)	(0.11)	(0.16)
Distributions from Net Realized Gain	—		(0.06)	—	—	(0.03)	(0.05)

Total Distributions	(0.05)		(0.17)	(0.05)	(0.06)	(0.14)	(0.21)

Net Asset Value per Share, End of Period	$5.44		$5.21	$5.15	$5.31	$7.18	$7.61

Total Return	5.35	% (2)	4.55%	(2.03)%	(25.36)%	(3.92)%	(9.05)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$545		$517	$496	$1,153	$1,546	$1,609
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.53	% (3)	18.01%	8.32%	8.32%	6.45%	6.14%
After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.75%	0.73%	0.70%
Ratio of Net Investment Income to Average Net Assets	2.09	% (3)	2.26%	0.83%	0.83%	1.27%	2.01%
Portfolio Turnover Rate	0.00	% (2)	0.00%	2.44%	10.68%	4.13%	54.20%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$9.75		$9.88	$9.85	$10.26	$10.45	$10.97

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.17	0.20	0.19	0.22	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		(0.07)	0.19	(0.49)	(0.20)	(0.40)

Total from Investment Operations	0.04		0.10	0.39	(0.30)	0.02	(0.05)

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.16)	(0.22)	(0.09)	(0.13)	(0.16)
Distributions from Net Realized Gain	(0.01)		(0.07)	(0.14)	(0.02)	(0.08)	(0.31)

Total Distributions	(0.06)		(0.23)	(0.36)	(0.11)	(0.21)	(0.47)

Net Asset Value per Share, End of Period	$9.73		$9.75	$9.88	$9.85	$10.26	$10.45

Total Return	0.46	% (2)	1.07%	4.03%	(2.96)%	0.21%	(0.46)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,739		$8,714	$8,648	$7,878	$8,138	$11,170
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.56	% (3)	1.60%	1.48%	1.37%	1.39%	1.38%
After Expense Reimbursement	1.01	% (3)	1.04%	1.05%	1.08%	1.12%	1.14%
Ratio of Net Investment Income to Average Net Assets	1.66	% (3)	1.75%	2.02%	1.92%	2.11%	3.31%
Portfolio Turnover Rate	57.82	% (2)	90.08%	116.87%	147.16%	125.54%	135.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$9.75		$9.88	$9.85	$10.26	$10.45	$10.97

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.17	0.20	0.19	0.22	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		(0.07)	0.19	(0.49)	(0.20)	(0.40)

Total from Investment Operations	0.04		0.10	0.39	(0.30)	0.02	(0.05)

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.16)	(0.22)	(0.09)	(0.13)	(0.16)
Distributions from Net Realized Gain	(0.01)		(0.07)	(0.14)	(0.02)	(0.08)	(0.31)

Total Distributions	(0.06)		(0.23)	(0.36)	(0.11)	(0.21)	(0.47)

Net Asset Value per Share, End of Period	$9.73		$9.75	$9.88	$9.85	$10.26	$10.45

Total Return	0.46	% (2)	1.07%	4.03%	(2.96)%	0.21%	(0.46)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,700		$7,679	$7,586	$7,358	$7,565	$11,746
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.86	% (3)	1.89%	1.76%	1.64%	1.67%	1.62%
After Expense Reimbursement	1.01	% (3)	1.04%	1.05%	1.08%	1.12%	1.14%
Ratio of Net Investment Income to Average Net Assets	1.66	% (3)	1.75%	2.02%	1.92%	2.12%	3.30%
Portfolio Turnover Rate	57.82	% (2)	90.08%	116.87%	147.16%	125.54%	135.67%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$6.37		$6.23	$6.18	$6.35	$6.33	$6.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.24	0.24	0.26	0.29	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		0.18	0.06	(0.15)	0.04	0.06

Total from Investment Operations	0.02		0.42	0.30	0.11	0.33	0.39

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.28)	(0.25)	(0.28)	(0.31)	(0.36)

Net Asset Value per Share, End of Period	$6.25		$6.37	$6.23	$6.18	$6.35	$6.33

Total Return	0.37	% (2)	6.80%	5.06%	1.74%	5.25%	6.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,163		$14,195	$20,265	$20,791	$20,649	$26,102
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.44	% (3)	1.22%	1.03%	1.03%	0.90%	1.00%
After Expense Reimbursement	0.55	% (3)	0.55%	0.55%	0.55%	0.53%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.96	% (3)	3.85%	3.88%	4.11%	4.60%	5.14%
Portfolio Turnover Rate	56.41	% (2)	179.87%	244.36%	195.97%	145.14%	114.95%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$6.42		$6.28	$6.23	$6.41	$6.37	$6.35

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.23	0.22	0.25	0.28	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.18	0.07	(0.17)	0.05	0.06

Total from Investment Operations	0.01		0.41	0.29	0.08	0.33	0.38

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.27)	(0.24)	(0.26)	(0.29)	(0.36)

Net Asset Value per Share, End of Period	$6.29		$6.42	$6.28	$6.23	$6.41	$6.37

Total Return	0.12	% (2)	6.59%	4.82%	1.34%	5.24%	6.12%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,002		$6,934	$7,526	$15,910	$12,555	$14,620
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.93	% (3)	1.65%	1.40%	1.38%	1.39%	1.34%
After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.80%	0.78%	0.83%
Ratio of Net Investment Income to Average Net Assets	3.71	% (3)	3.60%	3.64%	3.87%	4.30%	4.96%
Portfolio Turnover Rate	56.41	% (2)	179.87%	244.36%	195.97%	145.14%	114.95%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$8.62		$8.70	$8.69	$8.75	$8.80	$8.85

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.08	0.05	0.05	0.06	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.01)	0.02	(0.03)	0.00 (2)	(0.03)

Total from Investment Operations	0.04		0.07	0.07	0.02	0.06	0.06

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.15)	(0.06)	(0.08)	(0.11)	(0.11)

Net Asset Value per Share, End of Period	$8.57		$8.62	$8.70	$8.69	$8.75	$8.80

Total Return	0.45	% (3)	0.75%	0.84%	0.25%	0.65%	0.67%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,474		$7,951	$7,698	$9,614	$21,080	$15,202
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.23	% (4)	1.65%	2.46%	1.57%	1.23%	1.33%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.34	% (4)	0.96%	0.58%	0.53%	0.70%	1.01%
Portfolio Turnover Rate	79.45	% (3)	131.31%	46.36%	8.51%	67.27%	71.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$9.98		$10.33	$10.28	$10.31	$10.13	$10.27

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.27	0.26	0.25	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)		(0.20)	0.11	(0.02)	0.18	0.06

Total from Investment Operations	(0.16)		0.07	0.37	0.23	0.45	0.33

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.26)	(0.25)	(0.22)	(0.27)	(0.33)
Distributions from Net Realized Gain	—		(0.16)	(0.07)	(0.04)	—	—
Distributions from Return of Capital	—		—	—	—	—	(0.14)

Total Distributions	(0.17)		(0.42)	(0.32)	(0.26)	(0.27)	(0.47)

Net Asset Value per Share, End of Period	$9.65		$9.98	$10.33	$10.28	$10.31	$10.13

Total Return	(1.66	)% (2)	0.72%	3.63%	2.24%	4.49%	3.26%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,756,678		$7,103,832	$8,042,194	$6,360,295	$6,129,426	$5,085,781
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.62	% (3)	0.61%	0.60%	0.60%	0.59%	0.57%
After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.47%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.94	% (3)	2.73%	2.55%	2.46%	2.65%	2.60%
Portfolio Turnover Rate	145.11	% (2)	287.55%	318.48%	287.85%	201.30%	190.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$10.29		$10.65	$10.60	$10.64	$10.45	$10.61

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.25	0.24	0.23	0.25	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		(0.21)	0.11	(0.04)	0.19	0.07

Total from Investment Operations	(0.18)		0.04	0.35	0.19	0.44	0.31

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.24)	(0.23)	(0.19)	(0.25)	(0.33)
Distributions from Net Realized Gain	—		(0.16)	(0.07)	(0.04)	—	—
Distributions from Return of Capital	—		—	—	—	—	(0.14)

Total Distributions	(0.16)		(0.40)	(0.30)	(0.23)	(0.25)	(0.47)

Net Asset Value per Share, End of Period	$9.95		$10.29	$10.65	$10.60	$10.64	$10.45

Total Return	(1.75	)% (2)	0.41%	3.35%	1.83%	4.24%	2.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,353,899		$1,902,308	$2,762,803	$2,399,850	$2,177,160	$2,492,073
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.90	% (3)	0.88%	0.87%	0.88%	0.87%	0.83%
After Expense Reimbursement	0.79	% (3)	0.79%	0.79%	0.79%	0.77%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.63	% (3)	2.42%	2.25%	2.17%	2.36%	2.31%
Portfolio Turnover Rate	145.11	% (2)	287.55%	318.48%	287.85%	201.30%	190.79%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2017 to April 30, 2018)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$982.70	0.49%	$2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$981.50	0.73%	$3.59
Hypothetical (5% return before expenses)	1,000.00	1,021.18	0.73%	3.66

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$1,053.50	0.70%	$3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$1,053.50	0.75%	$3.82
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	3.76

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,004.60	1.01%	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.79	1.01%	5.06

N Class Shares
Actual	$1,000.00	$1,004.60	1.01%	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.79	1.01%	5.06

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2017 to April 30, 2018)
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,003.70	0.55%	$2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55%	2.76

N Class Shares
Actual	$1,000.00	$1,001.20	0.80%	$3.97
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,004.50	0.44%	$2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$983.40	0.49%	$2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$982.50	0.79%	$3.88
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Focused Equities Fund (1)

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

(1) Fund terminated May 31, 2018.

FUNDsarFI0418

APRIL 30

SEMI-ANNUAL

R E P O R T

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

TCW Funds, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2018. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2018, the TCW Funds held total net assets of approximately $16 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2018 for the TCW Funds’ International fixed income and equity funds.

The International Fixed Income and Equity Markets

Over the past several months, the markets have been volatile due to varying factors, ranging from a quick move higher in US Treasuries, dollar strength and fears of rising global trade tensions. That said, we continue to remain constructive on International Markets, and Emerging Markets (EM) in particular. First quarter European and Japanese data was weaker than expected. In Europe, temporary factors such as severe weather and the flu epidemic contributed to the weakness and could reverse later in the year. April Purchasing Managers’ Index (PMI) data does not, however, indicate a reversal of the weakening trend so concerns around European growth will continue for a time. In the case of Japan, the deceleration was surprising as profit and labor income dynamics remained positive. A widening in the growth premium for the U.S. vis-a-vis the rest of the world would be USD positive, generally a negative factor for EM currencies, particularly for those countries, like Turkey, that rely on external funds flows to finance fiscal and current account deficits.

That said, we believe that a lot of these concerns have been priced in. In addition, the fundamental case for EM remains intact, in our view. The asset class continues to benefit from global growth and relatively loose financial conditions (in spite of Fed tightening and higher US

Treasuries). The differential between EM and Developed Markets growth is expected to widen over the next 12-18 months. Furthermore, the tail risks around China, in our view, have declined compared to several years ago, due to tighter controls on capital flows, well-executed currency management, and a pickup in export growth. Of course, there are risks of policy errors, but we believe the broader impact of trade tariffs on near-term Chinese growth to be limited, as only 3.5% of Chinese output is consumed in the U.S. Rising policy uncertainty over trade and investment barriers is likely to dampen business sentiment and capital expenditures, though we expect this to hit businesses in the U.S. harder than in China, given China’s capacity to enact counter-cyclical policies.

Looking at valuations, average yields in Emerging Markets dollar-denominated and local currency debt have converged, making the return potential more balanced, in our view, heading into the balance of the year. We do, however, believe that local currency debt presents greater individual opportunities for higher returns, particularly in light of the potential to capture currency gains. While there certainly may be these periods of counter trend dollar rallies, we do not see the case for a sustained and continued dollar strength, especially considering the fact that EM growth is outpacing U.S. growth and periods of twin deficits (both fiscal and current account deficits) in the U.S. are usually associated with dollar weakness. In addition, rising policy uncertainties and risks in the U.S. are likely to weigh on the dollar, in our view. Similarly, following the most recent pullback, EM and international equities are now essentially back to their long term median levels. EM continues to trade at a significant discount to developed markets, even as earnings growth prospects improved and economic backdrop turned more favorable.

During this period, the TCW Emerging Markets Income Fund (TGEIX), the TCW Emerging Markets Multi-Asset Opportunities Fund (TGMAX), and the TCW International Small Cap Fund (TGICX) outperformed their respective

1

Letter to Shareholders (Continued)

benchmarks, by 102 bps, 152 bps and 107 bps, respectively. Country allocation and security selection decisions were the primary drivers of outperformance. We also tactically reduced risk in light of risk-off sentiment.

The TCW Emerging Markets Local Currency Income Fund underperformed during the period, due to an overweight to EM currencies, which were under pressure due to dollar strength; however, we do not believe that dollar strength is sustainable, as mentioned, and therefore, we are maintaining our overweight to EM currencies (although to a lesser extent).

The TCW Developing Markets Equity Fund was outperforming throughout the bulk of the period, but underperformed in a very concentrated time frame at the end of April during the equity market correction, and has since resumed its outperformance.

Current valuations appear to be at an interesting entry point, particularly in light of the continuation of strong EM fundamentals. It does feel to us that we are likely closer to the end of the downtrade. That said, we do not dismiss the concerns around trade policy and this counter trend rally in the dollar. We have been opportunistically looking to add risk. Security selection and country differentiation remain key in this environment.

Accolades for TCW Emerging Markets Income Fund and TCW International Small Cap Fund

On February 28, 2018, the TCW Emerging Markets Income Fund — I Class was honored in the 2018 Lipper

Fund Awards and named best emerging markets hard currency debt fund for the ten-year period ended 12/31/17. The Thomson Reuters Lipper Fund Awards, granted annually, highlight funds and fund companies that have excelled in delivering consistently strong risk-adjusted performance relative to their peers.

The TCW International Small Cap Fund — I Class was ranked as a Category King in the Wall Street Journal for outstanding one-year performance through 3/31/18 and ranked 7th amongst international funds. The rankings are based upon Lipper data.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2018	Annualized Total Return as of April 30, 2018 (1)					Inception Date
			1-Year	5-Year	10-Year	Since Inception
TCW Developing Markets Equity Fund
I Class	$11.59	4.28%	20.46%	N/A	N/A	5.92%		06/30/15
N Class	$11.58	4.19%	20.35%	N/A	N/A	5.89%		06/30/15
TCW Emerging Markets Income Fund
I Class	$8.18	(1.41)%	1.87%	2.59%	8.08%	9.33	% (2)	09/04/96	(3)
N Class	$10.54	(1.62)%	1.60%	2.31%	7.80%	7.83%		02/27/04
TCW Emerging Markets Local Currency Income Fund
I Class	$9.30	4.68%	7.94%	(1.28)%	N/A	1.86%		12/14/10
N Class	$9.29	4.69%	7.95%	(1.30)%	N/A	1.83%		12/14/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$11.75	2.65%	14.38%	N/A	N/A	5.83%		06/28/13
N Class	$11.70	2.57%	14.34%	N/A	N/A	5.74%		06/28/13
TCW International Small Cap Fund
I Class	$11.20	6.46%	25.70%	7.89%	N/A	3.44%		02/28/11
N Class	$11.21	6.46%	25.67%	7.89%	N/A	3.40%		02/28/11

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value
COMMON STOCK — 93.2% of Net Assets
Brazil — 7.6%
Banco Santander Brasil S.A.	7,200	$78,674
CVC Brasil Operadora e Agencia de Viagens S.A.	3,800	63,183
Estacio Participacoes S.A.	9,400	85,976
Gol Linhas Aereas Inteligentes S.A. (ADR) (1)	4,750	52,013
Petroleo Brasileiro S.A. (SP ADR) (1)	9,000	126,810
TIM Participacoes S.A. (ADR)	3,700	84,175

Total Brazil
(Cost: $438,589)		490,831

China — 37.2%
3SBio, Inc. (1)	32,000	68,761
58.Com, Inc. (ADR) (1)	800	69,912
Alibaba Group Holding, Ltd. (SP ADR) (China) (1)	1,084	193,537
Anhui Conch Cement Co., Ltd. — Class H	6,000	37,451
China Merchants Bank Co., Ltd. — Class H	7,500	32,705
China Molybdenum Co., Ltd. — Class H (1)	45,000	33,818
China Oilfield Services, Ltd. — Class H	88,000	87,802
China Vanke Co., Ltd. — Class H	15,700	64,889
Galaxy Entertainment Group, Ltd.	14,000	122,543
Industrial & Commercial Bank of China, Ltd. — Class H	195,000	171,195
Kweichow Moutai Co., Ltd.	1,480	154,165
Melco Crown Entertainment, Ltd. (ADR)	4,600	143,566
Microport Scientific Corp.	64,000	74,532
Ping An Insurance Group Co. of China, Ltd. — Class H	14,650	143,158
Sichuan Swellfun Co., Ltd.	9,500	59,760
Silergy Corp.	3,873	80,992
Sino Biopharmaceutical, Ltd.	61,000	128,461
Tencent Holdings, Ltd.	9,200	452,322
Weibo Corp. (SP ADR) (1)	700	80,164
Wuxi Biologics, Inc. (1)	8,000	72,571
Xiabuxiabu Catering Management China Holdings Co., Ltd.	58,500	100,443
ZTE Corp. — Class H (1)(2)	9,600	24,938

Total China
(Cost: $1,763,790)		2,397,685

Egypt — 1.9%
Citadel Capital SAE (1)	119,960	18,177
Commercial International Bank Egypt SAE	12,815	68,475
Ezz Steel (1)	11,244	18,933
Six of October Development & Investment (1)	11,610	17,535

Total Egypt
(Cost: $118,293)		123,120

Issues	Shares	Value
Germany — 1.8% (Cost: $99,658)
Siltronic AG	733	$117,431

Greece — 0.5% (Cost: $33,915)
Public Power Corp. S.A. (1)	10,029	33,102

Hungary — 0.8% (Cost: $34,852)
OTP Bank PLC	1,240	54,133

India — 7.1%
Dilip Buildcon, Ltd.	10,386	179,602
HDFC Bank, Ltd. (ADR)	700	67,067
KNR Constructions, Ltd.	6,804	32,914
Maruti Suzuki India, Ltd.	1,148	150,960
Tata Steel, Ltd.	2,895	25,639

Total India
(Cost: $380,824)		456,182

Indonesia — 1.0% (Cost: $49,193)
Bank Central Asia Tbk PT	40,200	63,567

Kazakhstan — 0.6% (Cost: $31,291)
KAZ Minerals PLC (1)	2,986	37,746

Kenya — 0.9% (Cost: $50,105)
Safari.com, Ltd.	216,500	61,587

Poland — 2.0% (Cost: $62,275)
Dino Polska S.A. (1)	4,690	126,367

Russia — 5.8%
Detsky Mir PJSC	19,810	29,380
LUKOIL PJSC (SP ADR)	1,867	123,017
Sberbank of Russia	61,480	219,066

Total Russia
(Cost: $308,532)		371,463

South Africa — 3.8%
Capitec Bank Holdings, Ltd.	440	31,278
Clicks Group, Ltd.	3,895	66,669
Mr Price Group, Ltd.	4,502	98,643
Standard Bank Group, Ltd.	2,778	47,573

Total South Africa
(Cost: $162,094)		244,163

South Korea — 7.3%
KB Financial Group, Inc. (ADR)	300	16,920
LG Household & Health Care, Ltd.	83	105,981
Samsung Biologics Co., Ltd. (1)	182	82,663
Samsung Electronics Co., Ltd.	28	69,401
Shinsegae Co., Ltd.	280	108,677
SK Energy Co., Ltd.	173	31,701
Ssangyong Cement Industrial Co., Ltd.	2,065	57,713

Total South Korea
(Cost: $386,426)		473,056

See accompanying notes to financial statements.

4

TCW Developing Markets Equity Fund

April 30, 2018

Issues	Shares	Value
Switzerland — 0.5% (Cost: $26,170)
Wizz Air Holdings PLC (1)	700	$30,752

Taiwan — 5.3%
Accton Technology Corp.	38,000	86,850
ASPEED Technology, Inc.	1,000	28,554
Cathay Financial Holding Co., Ltd.	36,000	64,575
Globalwafers Co., Ltd.	3,000	48,398
President Chain Store Corp.	3,000	29,488
Win Semiconductors Corp.	3,000	22,495
Yageo Corp.	3,000	62,883

Total Taiwan
(Cost: $356,133)		343,243

Thailand — 1.1%
Esso Thailand PCL (NVDR) (1)	58,100	32,901
PTT Exploration & Production PCL (NVDR)	9,200	38,987

Total Thailand
(Cost: $67,606)		71,888

Turkey — 1.8%
Turk Hava Yollari (1)	13,805	56,980
Turkiye Garanti Bankasi A.S.	24,982	56,526

Total Turkey
(Cost: $135,848)		113,506

United Arab Emirates — 2.7% (Cost: $52,426)
NMC Health PLC	3,518	171,981

United States — 3.5%
Facebook, Inc. (1)	600	103,200
MSCI, Inc.	800	119,864

Total United States
(Cost: $191,966)		223,064

Total Common Stock
(Cost: $4,749,986)		6,004,867

Issues	Shares	Value
MONEY MARKET INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (3)	280,156	$280,156

Total Money Market Investments
(Cost: $280,156)		280,156

Total Investments (97.6%)
(Cost: $5,030,142)		6,285,023
Excess of Other Assets over Liabilities (2.4%)		157,614

Total Net Assets (100.0%)		$6,442,637

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	Non-Voting Depositary Receipt.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

5

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Airlines	2.2%
Automobiles	2.4
Banks	14.0
Beverages	3.3
Biotechnology	1.1
Capital Markets	2.2
Communications Equipment	1.7
Construction & Engineering	3.3
Construction Materials	1.5
Diversified Consumer Services	1.3
Electric Utilities	0.5
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	1.4
Food & Staples Retailing	3.5
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	2.7
Hotels, Restaurants & Leisure	6.7
Household Products	1.6
Insurance	3.2
Internet Software & Services	13.9
Life Sciences Tools & Services	2.4
Metals & Mining	1.8
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	2.0
Real Estate	1.3
Semiconductors & Semiconductor Equipment	4.6
Specialty Retail	2.0
Technology Hardware, Storage & Peripherals	1.1
Wireless Telecommunication Services	2.2
Money Market Investments	4.4

Total	97.6%

See accompanying notes to financial statements.

6

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$52,012	$87,732	$—	$139,744
Automobiles	—	150,959	—	150,959
Banks	231,136	676,045	—	907,181
Beverages	—	213,925	—	213,925
Biotechnology	—	68,761	—	68,761
Capital Markets	119,864	18,178	—	138,042
Communications Equipment	—	86,850	24,938	111,788
Construction & Engineering	—	212,516	—	212,516
Construction Materials	57,713	37,451	—	95,164
Diversified Consumer Services	85,976	—	—	85,976
Electric Utilities	—	33,102	—	33,102
Electronic Equipment, Instruments & Components	—	62,883	—	62,883
Energy Equipment & Services	—	87,802	—	87,802
Food & Staples Retailing	66,669	155,855	—	222,524
Health Care Equipment & Supplies	—	74,532	—	74,532
Health Care Providers & Services	—	171,981	—	171,981
Hotels, Restaurants & Leisure	206,749	222,985	—	429,734
Household Products	—	105,981	—	105,981
Insurance	—	207,734	—	207,734
Internet Software & Services	446,813	452,322	—	899,135
Life Sciences Tools & Services	—	155,234	—	155,234
Metals & Mining	—	116,135	—	116,135
Multiline Retail	—	108,677	—	108,677
Oil, Gas & Consumable Fuels	249,827	103,589	—	353,416
Pharmaceuticals	—	128,461	—	128,461
Real Estate	—	82,424	—	82,424
Semiconductors & Semiconductor Equipment	—	297,870	—	297,870
Specialty Retail	29,380	98,643	—	128,023
Technology Hardware, Storage & Peripherals	—	69,401	—	69,401
Wireless Telecommunication Services	84,175	61,587	—	145,762

Total Common Stock	1,630,314	4,349,615	24,938	6,004,867

Money Market Investments	280,156	—	—	280,156

Total Investments	$1,910,470	$4,349,615	$24,938	$6,285,023

See accompanying notes to financial statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 90.4% of Net Assets
Angola — 0.3% (Cost: $9,706,323)
Angolan Government International Bond
9.50% (1)	11/12/25		$8,700,000	$9,798,375

Argentina — 7.6%
Argentine Republic Government International Bond
4.63%	01/11/23		31,230,000	29,879,615
5.88%	01/11/28		46,150,000	42,215,712
6.63%	07/06/28		46,780,000	45,259,650
6.88%	01/26/27		48,200,000	47,910,800
6.88%	01/11/48		21,050,000	18,734,500
7.13%	07/06/36		39,605,000	37,783,170
Banco Hipotecario S.A.
25.23% (Argentina BADLAR Private Deposit Rate + 2.500%) (2)(3)	01/12/20	ARS	212,317,000	10,208,844
Rio Energy S.A. / UGEN S.A. / UENSA S.A.
6.88% (3)	02/01/25		$6,130,000	5,992,075
Tecpetrol S.A.
4.88% (3)	12/12/22		4,448,000	4,325,680
YPF S.A.
6.95% (3)	07/21/27		26,025,000	25,667,156
7.00% (3)	12/15/47		9,385,000	8,415,530

Total Argentina
(Cost: $295,041,205)				276,392,732

Azerbaijan — 0.8% (Cost: $30,572,413)
Republic of Azerbaijan International Bond
3.50% (1)	09/01/32		34,895,000	28,759,831

Bahrain — 2.1%
Bahrain Government International Bond
7.00% (3)	10/12/28		54,658,000	52,266,713
Oil and Gas Holding Co. (The)
7.50% (3)	10/25/27		24,043,000	23,276,629

Total Bahrain
(Cost: $78,742,838)				75,543,342

Brazil — 6.5%
Aegea Finance S.a.r.l.
5.75% (3)	10/10/24		15,925,000	15,746,640
Andrade Gutierrez International S.A.
4.00% (1)	04/30/18		8,816,000	8,336,630
Banco BTG Pactual S.A.
5.50% (3)	01/31/23		1,098,000	1,073,295
Banco do Brasil S.A.
6.25% (U.S. 10 year Treasury Constant Maturity Rate + 4.398%) (1)(2)(4)	10/29/49		35,435,000	31,526,520

Issues	Maturity Date	Principal Amount	Value
Brazil (Continued)
9.00% (U.S. 10 year Treasury Constant Maturity Rate + 6.362%) (1)(2)(4)	06/29/49	$21,947,000	$23,283,572
CIMPOR Financial Operations BV
5.75% (1)	07/17/24	14,489,000	13,710,216
CSN Resources SA
7.63% (3)	02/13/23	12,160,000	11,598,208
Light Servicos de Eletricidade SA/Light Energia SA
7.25% (3)	05/03/23	10,775,000	10,896,219
MARB BondCo PLC
6.88% (3)	01/19/25	19,270,000	18,142,705
Petrobras Global Finance BV
5.63%	05/20/43	4,400,000	3,689,840
5.75%	02/01/29	45,125,000	42,891,312
6.75%	01/27/41	24,535,000	23,450,798
Samarco Mineracao S.A.
4.13% (1)(5)	11/01/22	13,565,000	9,894,311
5.38% (1)(5)	09/26/24	2,765,000	2,018,450
Vale Overseas, Ltd.
6.88%	11/10/39	7,659,000	8,938,053
Vrio Finco 1 LLC / Vrio Finco 2, Inc.
6.25% (3)	04/04/23	11,300,000	11,413,000

Total Brazil
(Cost: $238,775,998)			236,609,769

Chile — 0.4% (Cost: $13,163,000)
Latam Finance, Ltd.
6.88% (3)	04/11/24	13,163,000	13,592,772

China — 0.5% (Cost: $19,418,005)
Kaisa Group Holdings, Ltd.
8.50% (1)	06/30/22	19,548,000	17,032,172

Colombia — 3.4%
Banco GNB Sudameris S.A.
6.50% (U.S. 5 year Treasury Constant Maturity Rate + 4.561%) (2)(3)	04/03/27	14,050,000	14,313,438
Colombia Government International Bond
3.88%	04/25/27	37,235,000	36,024,862
4.00%	02/26/24	23,750,000	23,740,500
5.00%	06/15/45	40,565,000	40,118,785
5.63%	02/26/44	9,250,000	9,934,500

Total Colombia
(Cost: $125,153,370)			124,132,085

Costa Rica — 0.7% (Cost: $24,474,677)
Autopistas del Sol S.A.
7.38% (3)	12/30/30	24,004,530	24,695,861

See accompanying notes to financial statements.

8

TCW Emerging Markets Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Dominican Republic — 2.6%
AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A.
7.95% (3)	05/11/26	$12,627,000	$13,577,813
Dominican Republic International Bond
5.95% (3)	01/25/27	49,808,000	51,115,460
6.85% (1)	01/27/45	27,361,000	28,352,836

Total Dominican Republic
(Cost: $92,259,059)			93,046,109

Ecuador — 1.4%
Ecuador Government International Bond
7.88% (3)	01/23/28	24,500,000	21,774,375
7.95% (1)	06/20/24	29,440,000	27,636,800

Total Ecuador
(Cost: $50,675,894)			49,411,175

Egypt — 2.9%
Egypt Government International Bond
5.58% (3)	02/21/23	12,625,000	12,693,490
6.13% (3)	01/31/22	12,900,000	13,267,650
6.59% (3)	02/21/28	18,750,000	18,540,000
7.50% (3)	01/31/27	17,100,000	18,102,060
7.90% (3)	02/21/48	13,095,000	13,308,331
8.50% (3)	01/31/47	26,100,000	28,047,060

Total Egypt
(Cost: $101,246,845)			103,958,591

El Salvador — 0.3% (Cost: $12,197,063)
AES El Salvador Trust III
6.75% (1)	03/28/23	12,800,000	12,419,840

Ghana — 0.9%
Ghana Government International Bond
7.88% (1)	08/07/23	9,160,000	9,950,050
8.13% (1)	01/18/26	22,010,000	23,600,927

Total Ghana
(Cost: $32,956,314)			33,550,977

Honduras — 0.3% (Cost: $11,443,528)
Honduras Government International Bond
6.25% (1)	01/19/27	10,925,000	11,337,965

India — 1.2%
Azure Power Energy, Ltd.
5.50% (3)	11/03/22	10,690,000	10,482,614
Neerg Energy, Ltd.
6.00% (3)	02/13/22	11,107,000	10,936,097
Vedanta Resources PLC
6.13% (1)	08/09/24	8,144,000	7,855,523
6.38% (3)	07/30/22	15,760,000	15,897,112

Total India
(Cost: $45,787,394)			45,171,346

Issues	Maturity Date	Principal Amount		Value
Indonesia — 6.2%
Freeport-McMoRan, Inc.
4.55%	11/14/24		$13,571,000	$13,129,943
Indika Energy Capital III Pte, Ltd.
5.88% (1)	11/09/24		13,920,000	13,146,048
Indonesia Government International Bond
3.50%	01/11/28		46,845,000	44,008,676
Minejesa Capital BV
5.63% (3)	08/10/37		41,935,000	40,572,112
Perusahaan Penerbit SBSN Indonesia III
4.15% (1)	03/29/27		59,440,000	57,954,000
Saka Energi Indonesia PT
4.45% (3)	05/05/24		38,880,000	37,701,819
Star Energy Geothermal Wayang Windu, Ltd.
6.75% (3)	04/24/33		16,875,000	16,389,844

Total Indonesia
(Cost: $233,857,756)				222,902,442

Iraq — 0.7% (Cost: $22,976,161)
Iraq International Bond
5.80% (1)	01/15/28		25,700,000	24,325,050

Ivory Coast — 1.6%
Ivory Coast Government International Bond
6.13% (3)	06/15/33		40,040,000	37,979,942
6.63% (3)	03/22/48	EUR	17,045,000	20,866,625

Total Ivory Coast
(Cost: $60,275,000)				58,846,567

Jamaica — 0.6% (Cost: $25,089,281)
Digicel Group, Ltd.
8.25% (1)	09/30/20		$26,063,000	23,326,385

Kazakhstan — 3.5%
Kazakhstan Temir Zholy National Co. JSC
4.85% (3)	11/17/27		27,840,000	27,597,792
KazMunayGas National Co. JSC
4.75% (3)	04/19/27		42,520,000	41,974,553
5.38% (3)	04/24/30		11,160,000	11,179,485
5.75% (3)	04/19/47		42,230,000	40,561,282
6.38% (3)	10/24/48		6,860,000	7,028,756

Total Kazakhstan
(Cost: $130,174,417)				128,341,868

Lebanon — 2.5%
Lebanon Government International Bond
5.45% (1)	11/28/19		59,865,000	59,169,129
5.80% (1)	04/14/20		14,645,000	14,430,378
6.00% (1)	01/27/23		16,945,000	16,041,831

Total Lebanon
(Cost: $91,351,784)				89,641,338

See accompanying notes to financial statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Luxembourg — 0.4% (Cost: $14,000,000)
Gilex Holding SARL
8.50% (3)	05/02/23	$14,000,000	$14,122,500

Mexico — 6.8%
Axtel SAB de CV
6.38% (3)	11/14/24	14,825,000	14,787,938
Banco Mercantil del Norte S.A.
6.88% (U.S. 5 year Treasury Constant Maturity Rate + 5.035%) (2)(3)(4)	12/31/99	22,400,000	22,597,120
Banco Mercantil del Norte S.A.
7.63% (U.S.10 year Treasury Constant Maturity Rate + 5.353%) (2)(3)(4)	12/31/99	21,930,000	22,724,962
Cometa Energia SA de CV
6.38% (3)	04/24/35	11,045,000	10,830,727
Credito Real SAB de CV
9.13% (U.S. 10 year Treasury Constant Maturity Rate +7.026%) (3)(4)(6)	12/31/99	9,570,000	9,737,475
Mexico Government International Bond
3.75%	01/11/28	34,329,000	32,437,472
Nemak SAB de CV
4.75% (3)	01/23/25	7,976,000	7,836,420
Petroleos Mexicanos
3.50%	07/23/20	21,500,000	21,396,800
3.50%	01/30/23	13,485,000	12,770,295
4.63%	09/21/23	27,190,000	26,903,689
5.35% (3)	02/12/28	14,545,000	13,910,838
6.35% (1)	02/12/48	20,165,000	18,592,130
6.63%	06/15/35	19,355,000	19,256,289
Unifin Financiera S.A.B. de C.V.
7.00% (3)	01/15/25	11,270,000	11,002,338

Total Mexico
(Cost: $247,854,510)			244,784,493

Mongolia — 0.6% (Cost: $22,083,529)
Mongolia Government International Bond
5.13% (1)	12/05/22	23,070,000	22,231,544

Nigeria — 1.8%
Nigeria Government International Bond
6.50% (3)	11/28/27	22,325,000	22,557,180
7.14% (3)	02/23/30	12,725,000	13,060,940
7.63% (3)	11/28/47	15,770,000	15,937,556
7.70% (3)	02/23/38	14,820,000	15,284,089

Total Nigeria
(Cost: $66,354,284)			66,839,765

Issues	Maturity Date	Principal Amount		Value
Oman — 2.1%
Oman Government International Bond
5.63% (3)	01/17/28		$44,000,000	$42,130,000
6.75% (3)	01/17/48		36,190,000	34,199,550

Total Oman
(Cost: $78,650,249)				76,329,550

Panama — 1.6%
AES Panama SRL
6.00% (3)	06/25/22		27,230,000	28,217,087
Banistmo S.A.
3.65% (3)	09/19/22		9,140,000	8,760,690
C&W Senior Financing Designated Activity Co.
6.88% (3)	09/15/27		18,900,000	18,790,380
Panama Government International Bond
4.50%	04/16/50		2,964,000	2,883,083

Total Panama
(Cost: $58,767,110)				58,651,240

Paraguay — 0.4% (Cost: $13,282,716)
Banco Regional SAECA
8.13% (3)	01/24/19		13,350,000	13,866,979

Peru — 2.6%
Inkia Energy, Ltd.
5.88% (3)	11/09/27		15,580,000	14,937,325
Orazul Energy Egenor S en C por A
5.63% (3)	04/28/27		24,000,000	22,620,000
Peru LNG SRL
5.38% (3)	03/22/30		20,275,000	20,249,656
Petroleos del Peru S.A.
5.63% (3)	06/19/47		23,385,000	22,864,684
VM Holding S.A.
5.38% (3)	05/04/27		14,425,000	14,497,125

Total Peru
(Cost: $97,902,053)				95,168,790

Qatar — 1.5%
Qatar Government International Bond
3.88% (3)	04/23/23		13,950,000	13,915,124
4.50% (3)	04/23/28		19,300,000	19,287,938
5.10% (3)	04/23/48		19,950,000	19,802,370

Total Qatar
(Cost: $53,141,580)				53,005,432

Romania — 0.5% (Cost: $16,701,151)
Romania Government Bond
5.80%	07/26/27	RON	58,820,000	16,652,264

Russia — 3.6%
Russian Federation Government Bond
4.25% (1)	06/23/27		$58,200,000	56,890,500

See accompanying notes to financial statements.

10

TCW Emerging Markets Income Fund

April 30, 2018

Issues	Maturity Date	Principal Amount		Value
Russia (Continued)
4.38% (3)	03/21/29		$47,800,000	$46,509,400
5.25% (1)	06/23/47		29,000,000	28,177,618

Total Russia
(Cost: $135,725,464)				131,577,518

Saudi Arabia — 2.5%
Saudi Government International Bond
3.63% (3)	03/04/28		27,550,000	25,833,635
4.00% (3)	04/17/25		19,950,000	19,690,650
4.50% (3)	04/17/30		18,635,000	18,414,362
4.50% (1)	10/26/46		14,000,000	12,695,060
5.00% (3)	04/17/49		14,875,000	14,309,750

Total Saudi Arabia
(Cost: $93,237,319)				90,943,457

Serbia — 0.8% (Cost: $28,081,627)
Serbia Treasury Bond
5.88%	02/08/28	RSD	2,577,950,000	$27,875,855

South Africa — 4.4%
South Africa Government Bond
4.30%	10/12/28		$61,140,000	56,273,256
4.88%	04/14/26		31,900,000	31,361,687
7.00%	02/28/31	ZAR	255,000,000	17,832,195
8.00%	01/31/30	ZAR	455,661,800	34,960,078
8.75%	01/31/44	ZAR	227,000,000	17,609,036

Total South Africa
(Cost: $162,237,202)				158,036,252

Sri Lanka — 2.0%
Sri Lanka Government Bond
5.75% (3)	04/18/23		$13,950,000	13,903,965
6.20% (3)	05/11/27		30,332,000	29,340,811
6.75% (3)	04/18/28		10,950,000	10,923,829
6.83% (3)	07/18/26		17,000,000	17,277,066

Total Sri Lanka
(Cost: $72,798,593)				71,445,671

Turkey — 5.4%
Akbank TAS
7.20% (USD 5 Year Swap rate + 5.026%) (2)(3)	03/16/27		7,750,000	7,890,469
Akbank Turk AS
6.80% (3)(6)	04/27/28		11,425,000	11,279,674
Petkim Petrokimya Holding AS
5.88% (3)	01/26/23		12,550,000	12,052,016
Turkcell Iletisim Hizmetleri AS
5.80% (3)	04/11/28		13,775,000	13,445,226

Issues	Maturity Date	Principal Amount	Value
Turkey (Continued)
Turkey Government International Bond
5.13%	02/17/28	$47,935,000	$44,868,886
5.75%	05/11/47	34,850,000	30,507,690
6.00%	03/25/27	27,840,000	27,994,929
6.13%	10/24/28	21,810,000	21,783,065
Turkiye Vakiflar Bankasi TAO
5.75% (3)	01/30/23	11,450,000	11,106,500
Yapi ve Kredi Bankasi AS
6.10% (3)	03/16/23	14,750,000	14,553,338

Total Turkey
(Cost: $202,338,755)			195,481,793

Ukraine — 3.9%
Ukraine Government International Bond
7.38% (3)	09/25/32	10,910,000	10,095,132
7.75% (1)	09/01/23	28,988,000	29,332,957
7.75% (1)	09/01/25	37,585,000	37,430,901
7.75% (1)	09/01/26	52,039,000	51,460,847
7.75% (1)	09/01/27	14,415,000	14,180,036

Total Ukraine
(Cost: $116,799,251)			142,499,873

Uruguay — 0.3% (Cost: $12,363,803)
Uruguay Government International Bond
4.98%	04/20/55	12,525,000	12,086,625

Venezuela — 1.3%
Venezuela Government International Bond
8.25% (1)	10/13/24	58,079,200	16,842,968
9.25% (5)	09/15/27	45,685,000	14,431,892
9.25% (1)	05/07/28	49,048,000	14,101,300

Total Venezuela
(Cost: $50,667,114)			45,376,160

Zambia — 0.9%
First Quantum Minerals, Ltd.
6.50% (3)	03/01/24	5,975,000	5,746,456
6.88% (3)	03/01/26	6,000,000	5,715,000
7.50% (3)	04/01/25	16,905,000	16,737,640
Zambia Government International Bond
8.97% (1)	07/30/27	5,625,000	5,681,813

Total Zambia
(Cost: $35,422,719)			33,880,909

Total Fixed Income Securities
(Cost: $3,323,747,354)			3,273,693,262

See accompanying notes to financial statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues		Shares		Value
EQUITY SECURITIES — 0.0%
Mexico — 0.0%
Corp. GEO S.A.B. de C.V. (7)(8)			2,707,350	$—
Hipotecaria Su Casita S.A. de C.V. (7)(8)			240,079	—

Total Mexico
(Cost: $—)				—

Total Equity Securities
(Cost: $—)				—

PURCHASED OPTIONS (0.0%)
(Cost: $2,119,715) (9)				685,426

MONEY MARKET INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class (10)			269,282, 718	269,282,718

Total Money Market Investments
(Cost: $269,282,718)				269,282,718

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 1.9%
FOREIGN GOVERNMENT BONDS — 1.9%
Egypt — 1.0%
Egypt Treasury Bills
0.00% (11)	05/01/18	EGP	147,200,000	8,345,263

Issues	Maturity Date	Principal Amount		Value
Egypt (Continued)
0.00% (11)	06/19/18	EGP	348,200,000	$19,286,593
0.00% (11)	07/10/18	EGP	87,225,000	4,783,869
0.00% (11)	07/24/18	EGP	84,775,000	4,624,746

Total Egypt
(Cost: $36,439,119)				37,040,471

Nigeria — 0.9%
Nigeria Treasury Bill
0.00% (11)	08/30/18	NGN	3,050,900,000	8,196,016
0.00% (11)	09/20/18	NGN	2,288,214,000	6,108,672
0.00% (11)	10/04/18	NGN	2,262,800,000	6,010,110
0.00% (11)	10/18/18	NGN	4,522,060,000	11,959,245

Total Nigeria
(Cost: $29,391,764)				32,274,043

Total Foreign Government Bonds
(Cost: $65,830,883)				69,314,514

Total Short Term Investments
(Cost: $65,830,883)				69,314,514

Total Investments (99.8%)
(Cost: $3,660,980,670)				3,612,975,920

Excess Of Other Assets Over Liabilities (0.2%)				8,154,487

Total Net Assets (100.0%)				$3,621,130,407

Purchased Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
EUR Put / TRY Call	Goldman Sachs & Co.	TRY	5.00	7/18/18	15,803	$15,803	$330,503	$251,143	$79,360
USD Call / MXN Put	Barclays Capital	MXN	19.00	5/3/18	37,774	37,774	54,432	778,522	(724,090)
USD Put / TRY Call	Citibank, N.A.	TRY	3.85	12/19/18	72,670	72,670	300,491	1,090,050	(789,559)

							$685,426	$2,119,715	$(1,434,289)

Written Options — OTC (12)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Capital	MXN	20.00	5/3/18	37,774	$37,774	$—	$(289,349)	$289,349

See accompanying notes to financial statements.

12

TCW Emerging Markets Income Fund

April 30, 2018

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Bank of America	RUB	1,078,464,750	05/14/18	$18,300,000	$17,102,588	$(1,197,412)
BNP Paribas S.A.	ARS	776,652,480	05/16/18	37,196,000	37,376,685	180,685
BNP Paribas S.A.	SAR	75,688,000	06/28/18	20,000,000	20,184,236	184,236
Citibank N.A.	BRL	77,668,080	07/09/18	22,496,185	22,126,346	(369,839)
Goldman Sachs & Co.	KZT	8,163,307,211	07/16/18	24,452,021	24,571,563	119,542

				$122,444,206	$121,361,418	$(1,082,788)

SELL (14)
Bank of America	RUB	1,078,464,750	05/14/18	$18,841,103	$17,102,588	$1,738,515
Bank of America	SAR	10,559,508	05/20/19	2,782,479	2,812,721	(30,242)
BNP Paribas S.A.	ARS	776,652,480	05/16/18	36,583,127	37,376,685	(793,558)
BNP Paribas S.A.	SAR	75,688,000	06/28/18	20,132,465	20,184,236	(51,771)
Citibank N.A.	BRL	77,668,080	07/09/18	23,240,000	22,126,346	1,113,654
Citibank N.A.	SAR	65,340,492	05/20/19	17,217,521	17,404,652	(187,131)
Citibank N.A.	SAR	69,663,299	04/06/20	18,470,000	18,494,686	(24,686)
Goldman Sachs & Co.	ZAR	997,819,510	06/29/18	79,340,000	79,332,913	7,087

				$216,606,695	$214,834,827	$1,771,868

Credit Default Swaps — Buy Protection

Notional Amount (15)	Implied Credit Spread (16)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Receive Rate	Payment Frequency	Unrealized Appreciation/ (Depreciation)	Premium (Received)	Value (17)
OTC Swaps
$ 19,700,000	0.518%	12/20/22	Deutsche Bank AG	China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	$(7,086)	$(399,219)	$(406,305)
15,900,000	0.518%	12/20/22	Bank of America	China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	(5,719)	(322,212)	(327,931)
31,900,000	0.953%	12/20/22	Citibank N.A.	Colombia Government Bond, 10.375%, 01/28/33	1.0%	Quarterly	(500,864)	433,323	(67,541)
36,000,000	1.025%	12/20/22	Citibank N.A.	Mexico Government Bond, 4.15%, 03/28/27	1.0%	Quarterly	(220,357)	258,895	38,538
16,350,000	1.025%	12/20/22	Citibank N.A.	Mexico Government Bond, 5.95%, 03/19/19	1.0%	Quarterly	(102,008)	119,511	17,503
31,650,000	0.900%	12/20/22	Bank of America	Mexico Government Bond, 5.95%, 03/19/19	1.0%	Quarterly	(193,629)	227,510	33,881
17,370,000	0.403%	12/20/22	Barclays Capital	Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(194,823)	(256,344)	(451,167)
112,410,000	0.403%	12/20/22	Citibank N.A.	Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(1,260,791)	(1,658,935)	(2,919,726)

							$(2,485,277)	$(1,597,471)	$(4,082,748)

See accompanying notes to financial statements.

13

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ARS -	Argentine Peso.
BRL -	Brazilian Real.
EGP -	Egyptian Pound.
EUR -	Euro Currency.
KZT -	Kazakhstani Tenge.
MXN -	Mexican Peso.
NGN -	Nigeria Naira.
RON -	Romanian New Leu.
RSD -	Serbian Dinar.
RUB -	Russian Ruble.
SAR -	Saudi Riyal.
USD -	U.S. Dollar.
ZAR -	South African Rand.
OTC	Over the Counter.
(1)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2018, the value of these securities amounted to $781,524,513 or 21.6% of net assets.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $1,554,572,947 or 42.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(4)	Perpetual Maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Non-income producing security.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(11)	Security is not accruing interest.
(12)	See note 2 in the Notes to Financial Statements for additional information regarding written options.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.
(15)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(16)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(17)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

14

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Airlines	0.4%
Auto Parts & Equipment	0.2
Banks	5.2
Building Materials	0.4
Chemicals	0.3
Commercial Services	0.7
Currency Options	0.0 *
Diversified Financial Services	0.6
Electric	4.7
Energy-Alternate Sources	0.8
Engineering & Construction	0.6
Food	0.5
Foreign Government Bonds	56.9
Holding Companies — Diversified	0.4
Iron & Steel	0.9
Media	0.3
Mining	2.2
Oil & Gas	10.5
Oil & Gas Services	0.6
Pipelines	0.6
Real Estate	0.5
Short Term Investments	1.9
Telecommunications	1.9
Transportation	0.8
Water	0.4
Money Market Investments	7.5

Total	99.8%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

15

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$13,592,772	$—	$13,592,772
Auto Parts & Equipment	—	7,836,420	—	7,836,420
Banks	—	192,112,105	—	192,112,105
Building Materials	—	13,710,216	—	13,710,216
Chemicals	—	12,052,016	—	12,052,016
Commercial Services	—	24,695,860	—	24,695,860
Diversified Financial Services	—	21,813,108	—	21,813,108
Electric	—	170,460,968	—	170,460,968
Energy-Alternate Sources	—	27,410,786	—	27,410,786
Engineering & Construction	—	21,482,678	—	21,482,678
Food	—	18,142,705	—	18,142,705
Foreign Government Bonds	—	2,055,986,551	—	2,055,986,551
Holding Companies — Diversified	—	14,122,500	—	14,122,500
Iron & Steel	—	32,449,022	—	32,449,022
Media	—	11,413,000	—	11,413,000
Mining	—	79,578,799	—	79,578,799
Oil & Gas Services	—	23,276,629	—	23,276,629
Oil & Gas	—	382,580,938	—	382,580,938
Pipelines	—	20,249,656	—	20,249,656
Real Estate	—	17,032,172	—	17,032,172
Telecommunications	—	70,349,929	—	70,349,929
Transportation	—	27,597,792	—	27,597,792
Water	—	15,746,640	—	15,746,640

Total Fixed Income Securities	—	3,273,693,262	—	3,273,693,262

Equity Securities
Miscellaneous Manufacturers	—	— *	—	—

Total Equity Securities	—	—	—	—

Currency Options	—	685,426	—	685,426
Money Market Investments	269,282,718	—	—	269,282,718
Short-Term Investments	—	69,314,514	—	69,314,514

Total Investments	269,282,718	3,343,693,202	—	3,612,975,920

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	3,343,719	—	3,343,719
Swap Agreements
Credit Risk	—	89,922	—	89,922

Total	$269,282,718	$3,347,126,843	$—	$3,616,409,561

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,654,639)	$—	$(2,654,639)
Written Options
Foreign Currency Risk	—	— *	—	—
Swap Agreements
Credit Risk	—	(4,172,670)	—	(4,172,670)

Total	$—	$(6,827,309)	$—	$(6,827,309)

*	Amount Rounds to less $1.

See accompanying notes to financial statements.

16

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 90.4% of Net Assets
Argentina — 1.5%
Banco Hipotecario S.A.
25.23% (Argentina BADLAR Private Deposit Rate + 2.500%) (1)(2)	01/12/20	ARS	11,780,000	$566,418
Bonos de la Nacion Argentina con Ajuste por CER
4.00%	03/06/20	ARS	41,400,000	2,063,441
Letras Banco Cent Argentina ZC
0.00% (3)	06/21/18	ARS	38,000,000	1,778,023

Total Argentinia
(Cost: $4,692,798)				4,407,882

Brazil — 8.0%
Brazil Notas do Tesouro Nacional, Series B
6.00%	08/15/22	BRL	4,280,000	4,044,896
6.00%	05/15/45	BRL	1,150,000	1,121,351
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/21	BRL	55,580,000	16,724,466
10.00%	01/01/23	BRL	5,000,000	1,491,150

Total Brazil
(Cost: $22,970,057)				23,381,863

Chile — 2.9%
Bonos de la Tesoreria de la Republica
2.00%	03/01/35	CLP	3,308,067,175	5,320,477
4.50%	03/01/26	CLP	1,645,000,000	2,705,769
Bonos del Banco Central de Chile en UF
3.00%	03/01/23	CLP	270,046,300	479,750

Total Chile
(Cost: $8,510,113)				8,505,996

Colombia — 8.7%
Colombian TES (Treasury) Bond, Series B
7.00%	05/04/22	COP	17,751,900,000	6,668,125
7.50%	08/26/26	COP	21,075,000,000	8,097,199
10.00%	07/24/24	COP	24,879,500,000	10,697,984

Total Colombia
(Cost: $23,518,520)				25,463,308

Egypt — 0.3% (Cost: $815,150)
Egypt Government Bond
15.16%	10/10/22	EGP	14,500,000	827,655

Hungary — 2.7% (Cost: $8,331,853)
Hungary Government Bond
3.00%	10/27/27	HUF	2,009,000,000	8,052,200

India — 2.7% (Cost: $8,108,502)
Rural Electrification Corp., Ltd.
7.45%	11/30/22	INR	540,000,000	7,835,478

Issues	Maturity Date	Principal Amount		Value
Indonesia — 10.6%
Indonesia Treasury Bond
6.13%	05/15/28	IDR	34,618,000,000	$2,347,679
6.63%	05/15/33	IDR	40,350,000,000	2,755,256
7.00%	05/15/22	IDR	68,295,000,000	5,002,164
7.50%	08/15/32	IDR	71,172,000,000	5,209,235
8.25%	07/15/21	IDR	45,900,000,000	3,470,749
8.38%	03/15/24	IDR	57,934,000,000	4,486,892
8.38%	09/15/26	IDR	52,806,000,000	4,114,408
8.38%	03/15/34	IDR	46,482,000,000	3,643,387

Total Indonesia
(Cost: $31,644,628)				31,029,770

Malaysia — 6.4%
Malaysia Government Bond
3.48%	03/15/23	MYR	16,860,000	4,206,943
3.80%	08/17/23	MYR	5,605,000	1,416,286
3.84%	04/15/33	MYR	15,830,000	3,691,801
3.95%	04/14/22	MYR	20,100,000	5,138,346
4.05%	09/30/21	MYR	11,770,000	3,025,369
4.18%	07/15/24	MYR	5,000,000	1,281,381

Total Malaysia
(Cost: $17,891,017)				18,760,126

Mexico — 11.0%
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	147,150,000	7,059,806
6.50%	06/10/21	MXN	40,800,000	2,121,726
8.00%	06/11/20	MXN	107,600,000	5,811,740
8.00%	12/07/23	MXN	193,900,000	10,629,624
10.00%	12/05/24	MXN	86,495,000	5,244,046
Petroleos Mexicanos
7.19% (4)	09/12/24	MXN	22,240,000	1,068,498
7.65% (4)	11/24/21	MXN	3,700,000	190,729

Total Mexico
(Cost: $31,981,149)				32,126,169

Peru — 2.9%
Peruvian Government International Bond
6.15% (4)	08/12/32	PEN	8,950,000	2,886,705
6.35% (2)	08/12/28	PEN	3,850,000	1,291,026
6.95% (4)	08/12/31	PEN	12,071,000	4,210,119

Total Peru
(Cost: $7,801,701)				8,387,850

Romania — 4.6%
Romania Government Bond
4.75%	02/24/25	RON	15,590,000	4,125,036
5.80%	07/26/27	RON	11,780,000	3,334,982
5.85%	04/26/23	RON	21,800,000	6,063,670

Total Romania
(Cost: $13,610,599)				13,523,688

See accompanying notes to financial statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value
Russia — 7.5%
Russian Federal Bond — OFZ
7.00%	01/25/23	RUB	205,000,000	$3,293,313
7.00%	08/16/23	RUB	349,450,000	5,614,309
7.05%	01/19/28	RUB	261,000,000	4,117,976
7.10%	10/16/24	RUB	365,000,000	5,827,768
7.40%	12/07/22	RUB	201,500,000	3,273,241

Total Russia
(Cost: $22,913,086)				22,126,607

Serbia — 2.7% (Cost: $8,151,879)
Serbia Treasury Bond
5.88%	02/08/28	RSD	741,410,000	8,017,005

South Africa — 10.1%
South Africa Government Bond
7.00%	02/28/31	ZAR	111,300,000	7,783,229
8.00%	01/31/30	ZAR	138,004,200	10,588,198
8.75%	01/31/44	ZAR	51,700,000	4,010,516
8.88%	02/28/35	ZAR	90,200,000	7,219,440

Total South Africa
(Cost: $28,125,691)				29,601,383

Turkey — 7.8%
Turkey Government Bond
8.30%	06/20/18	TRY	7,241,148	1,768,762
9.20%	09/22/21	TRY	13,760,000	3,000,612
10.60%	02/11/26	TRY	9,100,000	2,045,975
10.70%	02/17/21	TRY	14,700,000	3,369,221
11.00%	03/02/22	TRY	17,993,000	4,131,718
11.00%	02/24/27	TRY	36,800,000	8,441,301

Total Turkey
(Cost: $24,519,992)				22,757,589

Total Fixed Income Securities
(Cost: $263,586,735)				264,804,569

PURCHASED OPTIONS (0.0%)
(Cost: $401,348) (5)				99,334

Issues		Shares		Value
MONEY MARKET INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (6)			28,490,717	$28,490,717

Total Money Market Investments
(Cost: $28,490,717)				28,490,717

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 6.3%
FOREIGN GOVERNMENT BONDS — 6.3%
Egypt — 3.2%
Egypt Treasury Bills
0.00% (3)	05/01/18	EGP	30,900,000	1,751,825
0.00% (3)	05/29/18	EGP	32,500,000	1,819,318
0.00% (3)	06/19/18	EGP	60,300,000	3,339,982
0.00% (3)	07/10/18	EGP	22,475,000	1,232,645
0.00% (3)	07/24/18	EGP	21,825,000	1,190,623

Total Egypt
(Cost: $9,319,337)				9,334,393

Nigeria — 3.1%
Nigeria Treasury Bill
0.00% (3)	08/30/18	NGN	370,000,000	993,977
0.00% (3)	09/13/18	NGN	123,000,000	329,051
0.00% (3)	09/20/18	NGN	744,003,000	1,986,209
0.00% (3)	10/18/18	NGN	589,000,000	1,557,696
0.00% (3)	11/22/18	NGN	620,000,000	1,619,105
0.00% (3)	11/29/18	NGN	654,000,000	1,704,057
0.00% (3)	01/03/19	NGN	300,000,000	771,480

Total Nigeria
(Cost: $8,761,157)				8,961,575

Total Short Term Investments
(Cost: $18,080,494)				18,295,968

Total Investments (106.4%)
(Cost: $310,559,294)				311,690,588
Liabilities In Excess Of Other Assets (-6.4%)				(18,671,086)

Total Net Assets (100.0%)				$293,019,502

See accompanying notes to financial statements.

18

TCW Emerging Markets Local Currency Income Fund

April 30, 2018

Purchased Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
EUR Put / TRY Call	Goldman Sachs & Co.	TRY	5.00	7/18/18	2,848	$2,848	$59,563	$45,261	$14,302
USD Call / MXN Put	Barclays Capital	MXN	19.00	5/3/18	6,600	6,600	9,511	136,026	(126,515)
USD Put / TRY Call	Citibank, N.A.	TRY	3.85	12/19/18	5,880	5,880	24,314	88,200	(63,886)
USD Put / ZAR Call	Goldman Sachs & Co	ZAR	11.65	6/26/18	6,520	6,520	5,946	131,861	(125,915)

							$99,334	$401,348	$(302,014)

Written Options — OTC (7)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Capital	MXN	20.00	5/3/18	6,600	$6,600	$—	$(50,556)	$50,556
USD Put / ZAR Call	Goldman Sachs & Co.	ZAR	11.00	6/26/18	6,520	6,520	(130)	(24,802)	24,672

							$(130)	$(75,358)	$75,228

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	INR	102,690,000	05/14/18	$1,575,000	$1,536,834	$(38,166)
Bank of America	THB	194,531,250	07/09/18	6,250,000	6,175,878	(74,122)
Barclays Capital	INR	214,597,500	06/26/18	3,250,000	3,197,020	(52,980)
Barclays Capital	PLN	15,380,145	05/30/18	4,500,000	4,390,814	(109,186)
BNP Paribas S.A.	ARS	135,720,000	05/16/18	6,500,000	6,531,575	31,575
BNP Paribas S.A.	MYR	1,184,910	05/14/18	300,000	301,883	1,883
BNP Paribas S.A.	PLN	5,561,568	05/30/18	1,640,000	1,587,749	(52,251)
BNP Paribas S.A.	RUB	18,785,000	06/06/18	325,000	297,089	(27,911)
Goldman Sachs & Co.	HUF	1,704,120,600	06/22/18	6,785,000	6,588,260	(196,740)
Goldman Sachs & Co.	KZT	1,771,991,002	07/16/18	5,307,746	5,333,695	25,949
Goldman Sachs & Co.	PLN	87,510,348	05/30/18	25,865,000	24,982,970	(882,030)
Goldman Sachs & Co.	RUB	243,476,188	06/06/18	4,225,000	3,850,637	(374,363)
Standard Chartered PLC	PHP	82,832,100	05/14/18	1,585,000	1,599,828	14,828
Standard Chartered PLC	THB	549,622,650	07/09/18	17,450,000	17,449,138	(862)

				$85,557,746	$83,823,370	$(1,734,376)

SELL (9)
Bank of America	RUB	313,650,480	06/06/18	$5,434,000	$4,960,461	$473,539
Barclays Capital	PHP	82,832,100	05/14/18	1,571,170	1,599,827	(28,657)
Barclays Capital	PLN	14,252,500	05/30/18	4,065,000	4,068,888	(3,888)
BNP Paribas S.A.	ARS	135,720,000	05/16/18	6,392,901	6,531,575	(138,674)
BNP Paribas S.A.	PLN	10,861,950	05/30/18	3,190,000	3,100,934	89,066
Goldman Sachs & Co.	INR	102,690,000	05/14/18	1,568,385	1,536,834	31,551
Goldman Sachs & Co.	INR	214,597,500	06/26/18	3,237,741	3,197,020	40,721
Goldman Sachs & Co.	PLN	28,974,266	05/30/18	8,515,000	8,271,745	243,255
Standard Chartered PLC	INR	552,598,000	07/25/18	8,200,000	8,207,906	(7,906)

				$42,174,197	$41,475,190	$699,007

See accompanying notes to financial statements.

19

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ARS -	Argentine Peso.
BRL -	Brazilian Real.
CLP -	Chilean Peso.
COP -	Colombian Peso.
EGP -	Egyptian Pound.
EUR -	Euro Currency.
HUF -	Hungarian Forint.
IDR -	Indonesian Rupiah.
INR -	Indian Rupee.
KZT -	Kazakhstani Tenge.
MXN -	Mexican Peso.
MYR -	Malaysian Ringgit.
NGN -	Nigeria Naira.
PEN -	Peruvian Nouveau Sol.
PHP -	Philippines Peso.
PLN -	Polish Zloty.
RON -	Romanian New Leu.
RSD -	Serbian Dinar.
RUB -	Russian Ruble.
THB -	Thai Baht.
TRY -	Turkish New Lira.
USD -	U.S. Dollar.
ZAR -	South African Rand.
OTC -	Over the Counter.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $1,857,444 or 0.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	Security is not accruing interest.
(4)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2018, the value of these securities amounted to $8,356,051 or 2.9% of net assets.
(5)	See options table for description of purchased options.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(7)	See note 2 in the Notes to Financial Statements for additional information regarding written options.
(8)	Fund buys foreign currency, sells U.S. Dollar.
(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

20

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Banks	0.4%
Currency Options	0.0 *
Diversified Financial Services	2.7
Foreign Government Bonds	86.8
Oil & Gas	0.5
Short Term Investments	6.3
Money Market Investments	9.7

Total	106.4%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

21

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$1,046,168	$—	$1,046,168
Diversified Financial Services	—	7,835,478	—	7,835,478
Foreign Government Bonds	—	254,663,696	—	254,663,696
Oil & Gas	—	1,259,227	—	1,259,227

Total Fixed Income Securities	—	264,804,569	—	264,804,569

Currency Options	—	99,334	—	99,334
Money Market Investments	28,490,717	—	—	28,490,717
Short-Term Investments	—	18,295,968	—	18,295,968

Total Investments	28,490,717	283,199,871	—	311,690,588

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	952,367	—	952,367

Total	$28,490,717	$284,152,238	$—	$312,642,955

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,987,736)	$—	$(1,987,736)
Written Options
Foreign Currency Risk	—	(130)	—	(130)

Total	$—	$(1,987,866)	$—	$(1,987,866)

See accompanying notes to financial statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2018

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 35.4% of Net Assets
Angola — 0.2% (Cost: $222,472)
Angolan Government International Bond
9.50% (1)	11/12/25		$200,000	$225,250

Argentina — 2.9%
Argentine Republic Government International Bond
4.63%	01/11/23		350,000	334,866
5.88%	01/11/28		440,000	402,490
6.63%	07/06/28		950,000	919,125
6.88%	01/26/27		525,000	521,850
6.88%	01/11/48		125,000	111,250
7.13%	07/06/36		350,000	333,900
Banco Hipotecario S.A.
25.23% (Argentina BADLAR Private Deposit Rate + 2.500%) (2)(3)	01/12/20	ARS	1,575,000	75,731
Tecpetrol S.A.
4.88% (3)	12/12/22		$32,000	31,120
YPF S.A.
6.95% (3)	07/21/27		230,000	226,837
7.00% (3)	12/15/47		115,000	103,121

Total Argentina
(Cost: $3,205,662)				3,060,290

Azerbaijan — 0.3% (Cost: $331,792)
Republic of Azerbaijan International Bond
3.50% (1)	09/01/32		375,000	309,068

Bahrain — 0.7%
Bahrain Government International Bond
7.00% (3)	10/12/28		625,000	597,656
Oil and Gas Holding Co. (The)
7.50% (3)	10/25/27		200,000	193,625

Total Bahrain
(Cost: $816,733)				791,281

Brazil — 2.4%
Banco do Brasil S.A.
6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%) (1)(2)(4)	10/29/49		400,000	355,880
9.00% (U.S. 10-year Treasury Constant Maturity Rate + 6.362%) (1)(2)(4)	06/29/49		200,000	212,180
CIMPOR Financial Operations BV
5.75% (1)	07/17/24		200,000	189,250
CSN Resources SA
7.63% (3)	02/13/23		200,000	190,760
Light Servicos de Eletricidade SA/Light Energia SA
7.25% (3)	05/03/23		200,000	202,250

Issues	Maturity Date	Principal Amount	Value
Brazil (Continued)
MARB BondCo PLC
6.88% (3)	01/19/25	$400,000	$376,600
Petrobras Global Finance BV
5.75%	02/01/29	546,000	518,973
Samarco Mineracao S.A.
4.13% (1)(5)	11/01/22	200,000	145,880
Vale Overseas, Ltd.
6.88%	11/10/39	131,000	152,877
Vrio Finco 1 LLC / Vrio Finco 2, Inc.
6.25% (3)	04/04/23	200,000	202,000

Total Brazil
(Cost: $2,576,151)			2,546,650

Chile — 0.2% (Cost: $209,904)
Latam Finance, Ltd.
6.88% (3)	04/11/24	200,000	206,530

China — 0.2% (Cost: $200,668)
Kaisa Group Holdings, Ltd.
8.50% (1)	06/30/22	200,000	174,260

Colombia — 1.5%
Colombia Government International Bond
3.88%	04/25/27	400,000	387,000
4.00%	02/26/24	400,000	399,840
5.00%	06/15/45	600,000	593,400
5.63%	02/26/44	200,000	214,800

Total Colombia
(Cost: $1,613,105)			1,595,040

Costa Rica — 0.4% (Cost: $401,741)
Autopistas del Sol S.A.
7.38% (3)	12/30/30	396,000	407,405

Dominican Republic — 1.0%
AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A.
7.95% (3)	05/11/26	200,000	215,060
Dominican Republic International Bond
5.95% (3)	01/25/27	575,000	590,094
Dominican Republic International Bond,
6.85% (1)	01/27/45	250,000	259,062

Total Dominican Republic
(Cost: $1,058,849)			1,064,216

Ecuador — 0.3%
Ecuador Government International Bond
7.88% (3)	01/23/28	200,000	177,750
7.95% (1)	06/20/24	200,000	187,750

Total Ecuador
(Cost: $375,854)			365,500

See accompanying notes to financial statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Egypt — 1.2%
Egypt Government International Bond
5.58% (3)	02/21/23	$200,000	$201,085
6.13% (3)	01/31/22	275,000	282,837
6.59% (3)	02/21/28	400,000	395,520
7.50% (3)	01/31/27	370,000	391,682

Total Egypt
(Cost: $1,274,091)			1,271,124

El Salvador — 0.2%
AES El Salvador Trust III
6.75% (1)	03/28/23	200,000	194,060
El Salvador Government International Bond
6.38% (1)	01/18/27	50,000	49,605

Total El Salvador
(Cost: $231,330)			243,665

Ghana — 0.4%
Ghana Government International Bond
7.88% (1)	08/07/23	200,000	217,250
8.13% (1)	01/18/26	200,000	214,456

Total Ghana
(Cost: $434,705)			431,706

Honduras — 0.2% (Cost: $156,836)
Honduras Government International Bond
6.25% (1)	01/19/27	150,000	155,670

India — 0.7%
Azure Power Energy, Ltd.
5.50% (3)	11/03/22	200,000	196,120
Delhi International Airport, Ltd.
6.13% (1)	10/31/26	200,000	200,250
Vedanta Resources PLC
6.13% (1)	08/09/24	200,000	192,916
6.38% (3)	07/30/22	200,000	201,740

Total India
(Cost: $807,615)			791,026

Indonesia — 2.3%
Freeport-McMoRan, Inc.
4.55%	11/14/24	131,000	126,742
Indonesia Government International Bond
3.50%	01/11/28	600,000	563,672
Minejesa Capital BV
5.63% (3)	08/10/37	400,000	387,000
Perusahaan Penerbit SBSN Indonesia III
4.15% (1)	03/29/27	800,000	780,000
Saka Energi Indonesia PT
4.45% (3)	05/05/24	400,000	387,879

Issues	Maturity Date	Principal Amount		Value
Indonesia (Continued)
Star Energy Geothermal Wayang Windu, Ltd.
6.75% (3)	04/24/33		$200,000	$194,250

Total Indonesia
(Cost: $2,537,177)				2,439,543

Iraq — 0.4% (Cost: $465,785)
Iraq International Bond
5.80% (1)	01/15/28		500,000	473,250

Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13% (3)	06/15/33		400,000	379,420
6.63% (3)	03/22/48	EUR	145,000	177,510

Total Ivory Coast
(Cost: $569,397)				556,930

Jamaica — 0.2% (Cost: $192,769)
Digicel Group, Ltd.
8.25% (1)	09/30/20		$200,000	179,000

Kazakhstan — 1.7%
Kazakhstan Temir Zholy National Co. JSC
4.85% (3)	11/17/27		400,000	396,520
KazMunayGas National Co. JSC
4.75% (3)	04/19/27		400,000	394,869
5.38% (3)	04/24/30		200,000	200,349
5.75% (3)	04/19/47		600,000	576,291
6.38% (3)	10/24/48		200,000	204,920

Total Kazakhstan
(Cost: $1,797,840)				1,772,949

Lebanon — 0.7%
Lebanon Government International Bond
5.45% (1)	11/28/19		150,000	148,256
5.80% (1)	04/14/20		175,000	172,435
6.00% (1)	01/27/23		445,000	421,282

Total Lebanon
(Cost: $719,942)				741,973

Luxembourg — 0.1% (Cost: $150,000)
Gilex Holding SARL
8.50% (3)	05/02/23		150,000	151,313

Mexico — 3.2%
Axtel SAB de CV
6.38% (3)	11/14/24		282,000	281,295
Banco Mercantil del Norte S.A.
6.88% (5 year Treasury Constant Maturity Rate + 5.035%) (2)(3)(4)	12/31/99		400,000	403,520

See accompanying notes to financial statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2018

Issues	Maturity Date	Principal Amount	Value
Mexico (Continued)
Banco Mercantil del Norte S.A.
7.63% (U.S. 10-year Treasury Constant Maturity Rate + 5.353%) (2)(3)(4)	12/31/99	$400,000	$414,500
Cometa Energia SA de CV
6.38% (3)	04/24/35	200,000	196,120
Mexico Government International Bond
3.75%	01/11/28	400,000	377,960
Nemak SAB de CV
4.75% (3)	01/23/25	200,000	196,500
Petroleos Mexicanos
3.50%	07/23/20	200,000	199,040
3.50%	01/30/23	100,000	94,700
4.63%	09/21/23	335,000	331,472
5.35% (3)	02/12/28	140,000	133,896
6.35% (1)	02/12/48	325,000	299,650
6.63%	06/15/35	235,000	233,802
Unifin Financiera S.A.B. de C.V.
7.00% (3)	01/15/25	200,000	195,250

Total Mexico
(Cost: $3,445,276)			3,357,705

Mongolia — 0.4% (Cost: $389,340)
Mongolia Government International Bond
5.13% (1)	12/05/22	400,000	385,462

Nigeria — 0.8%
Nigeria Government International Bond
6.50% (3)	11/28/27	200,000	202,080
7.14% (3)	02/23/30	200,000	205,280
7.63% (3)	11/28/47	200,000	202,125
7.70% (3)	02/23/38	250,000	257,829

Total Nigeria
(Cost: $866,025)			867,314

Oman — 0.8%
Oman Government International Bond
5.63% (3)	01/17/28	600,000	574,500
6.75% (3)	01/17/48	300,000	283,500

Total Oman
(Cost: $869,089)			858,000

Panama — 0.6%
AES Panama SRL
6.00% (3)	06/25/22	200,000	207,250
C&W Senior Financing Designated Activity Co.
6.88% (3)	09/15/27	200,000	198,840
Panama Government International Bond
4.50%	04/16/50	200,000	194,540

Total Panama
(Cost: $604,756)			600,630

Issues	Maturity Date	Principal Amount		Value
Paraguay — 0.2% (Cost: $202,949)
Paraguay Government International Bond
4.70% (1)	03/27/27		$200,000	$197,880

Peru — 0.9%
Inkia Energy, Ltd.
5.88% (3)	11/09/27		200,000	191,750
Orazul Energy Egenor S en C por A
5.63% (3)	04/28/27		200,000	188,500
Peru LNG SRL
5.38% (3)	03/22/30		400,000	399,500
Petroleos del Peru S.A.
5.63% (3)	06/19/47		225,000	219,994

Total Peru
(Cost: $1,030,497)				999,744

Qatar — 0.5% (Cost: $498,819)
Qatar Government International Bond
4.50% (3)	04/23/28		500,000	499,688

Romania — 0.1% (Cost: $130,202)
Romania Government Bond
5.80%	07/26/27	RON	460,000	130,229

Russia — 1.3%
Russian Federation Government Bond
4.25% (1)	06/23/27		$600,000	586,500
4.38% (3)	03/21/29		400,000	389,200
5.25% (1)	06/23/47		200,000	194,328
Russian Foreign Bond — Eurobond
4.75% (1)	05/27/26		200,000	203,500

Total Russia
(Cost: $1,404,211)				1,373,528

Saudi Arabia — 1.1%
Saudi Government International Bond
4.00% (3)	04/17/25		400,000	394,800
4.50% (1)	10/26/46		200,000	181,358
4.50% (3)	04/17/30		400,000	395,264
5.00% (3)	04/17/49		200,000	192,400

Total Saudi Arabia
(Cost: $1,180,910)				1,163,822

South Africa — 1.5%
South Africa Government Bond
4.30%	10/12/28		400,000	368,160
4.88%	04/14/26		400,000	393,250
7.00%	02/28/31	ZAR	2,000,000	139,860
8.00%	01/31/30	ZAR	7,443,000	571,055
8.75%	01/31/44	ZAR	1,850,000	143,510

Total South Africa
(Cost: $1,660,055)				1,615,835

See accompanying notes to financial statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value
Sri Lanka — 0.8%
Sri Lanka Government Bond
5.75% (3)	04/18/23	$200,000	$199,340
6.20% (3)	05/11/27	425,000	411,112
6.75% (3)	04/18/28	200,000	199,522

Total Sri Lanka
(Cost: $835,990)			809,974

Turkey — 2.0%
Akbank Turk AS
6.80% (3)(6)	04/27/28	275,000	271,502
Petkim Petrokimya Holding AS
5.88% (3)	01/26/23	200,000	192,064
Turkcell Iletisim Hizmetleri AS
5.80% (3)	04/11/28	200,000	195,212
Turkey Government International Bond
5.13%	02/17/28	400,000	374,414
6.00%	03/25/27	200,000	201,113
6.13%	10/24/28	525,000	524,352
Turkiye Vakiflar Bankasi TAO
5.75% (3)	01/30/23	200,000	194,000
Yapi ve Kredi Bankasi AS
6.10% (3)	03/16/23	200,000	197,333

Total Turkey
(Cost: $2,193,164)			2,149,990

Ukraine — 1.3%
Ukraine Government International Bond
7.75% (1)	09/01/23	325,000	328,867
7.75% (1)	09/01/25	225,000	224,078
7.75% (1)	09/01/26	585,000	578,501
7.75% (1)	09/01/27	200,000	196,740

Total Ukraine
(Cost: $1,227,787)			1,328,186

Uruguay —0.1% (Cost: $123,391)
Uruguay Government International Bond
4.98%	04/20/55	125,000	120,625

Venezuela — 0.5%
Venezuela Government International Bond
8.25% (1)(5)	10/13/24	557,300	161,617
9.25%	09/15/27	550,000	173,745
9.25% (1)	05/07/28	787,000	226,263

Total Venezuela
(Cost: $600,859)			561,625

Zambia — 0.6%
First Quantum Minerals, Ltd.
6.50% (3)	03/01/24	200,000	192,350
7.50% (3)	04/01/25	200,000	198,020

Issues	Maturity Date	Principal Amount	Value
Zambia (Continued)
Zambia Government International Bond
8.97% (1)	07/30/27	$200,000	$202,020

Total Zambia
(Cost: $619,117)			592,390

Total Fixed Income Securities
(Cost: $38,232,855)			37,566,266

		Shares
COMMON STOCK — 60.2%
Brazil — 4.9%
Banco Santander Brasil S.A.		79,500	868,694
CVC Brasil Operadora e Agencia de Viagens S.A.		42,600	708,310
Estacio Participacoes S.A.		103,200	943,912
Gol Linhas Aereas Inteligentes S.A. (ADR) (7)		51,650	565,568
Petroleo Brasileiro S.A. (SP ADR) (7)		95,000	1,338,550
TIM Participacoes S.A. (ADR)		34,900	793,975

Total Brazil
(Cost: $4,546,591)			5,219,009

China — 24.3%
3SBio, Inc. (7)		353,000	758,518
58.Com, Inc. (ADR) (7)		9,400	821,466
Alibaba Group Holding, Ltd. (SP ADR) (7)		8,662	1,546,513
Anhui Conch Cement Co., Ltd. — Class H		68,500	427,563
China Molybdenum Co., Ltd. — Class H		492,000	369,741
China Oilfield Services, Ltd. — Class H		956,000	953,846
China Vanke Co., Ltd. — Class H		128,700	531,925
Galaxy Entertainment Group, Ltd.		161,000	1,409,244
Industrial & Commercial Bank of China, Ltd. — Class H		2,039,000	1,790,091
Kweichow Moutai Co., Ltd.		17,504	1,823,309
Melco Crown Entertainment, Ltd.		50,600	1,579,226
Microport Scientific Corp.		953,000	1,109,833
Ping An Insurance Group Co. of China, Ltd. — Class H		152,650	1,491,680
Sichuan Swellfun Co., Ltd.		99,800	627,798
Silergy Corp.		45,500	951,498
Sino Biopharmaceutical, Ltd.		661,000	1,392,010
Tencent Holdings, Ltd.		97,812	4,808,965
Weibo Corp. (SP ADR) (7)		7,700	881,804
Wuxi Biologics, Inc. (7)		116,500	1,056,819
Xiabuxiabu Catering Management China Holdings Co., Ltd.		627,000	1,076,538

See accompanying notes to financial statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2018

Issues	Shares	Value
China (Continued)
ZTE Corp. — Class H (7)(8)	146,200	$379,784

Total China
(Cost: $20,439,673)		25,788,171

Egypt — 1.1%
Citadel Capital SAE (7)	1,339,360	202,954
Commercial International Bank Egypt SAE	107,600	574,944
Ezz Steel (7)	125,395	211,142
Six of October Development & Investment (7)	129,430	195,484

Total Egypt
(Cost: $1,132,626)		1,184,524

Germany — 1.3% (Cost: $1,251,866)
Siltronic AG (7)	8,621	1,381,137

Greece — 0.4% (Cost: $376,122)
Public Power Corp. S.A. (7)	111,221	367,100

Hungary — 0.4% (Cost: $306,441)
OTP Bank PLC	10,800	471,481

India — 4.0%
Dilip Buildcon, Ltd.	110,933	1,918,334
KNR Constructions, Ltd.	77,523	375,013
Maruti Suzuki India, Ltd.	11,758	1,546,150
Tata Steel, Ltd.	45,050	398,977

Total India
(Cost: $3,575,395)		4,238,474

Indonesia — 0.6% (Cost: $561,660)
Bank Central Asia Tbk PT	388,900	614,960

Kazakhstan — 0.4% (Cost: $339,608)
KAZ Minerals PLC (7)	31,784	401,780

Kenya — 0.6% (Cost: $426,429)
Safari.com, Ltd.	2,261,000	643,176

Poland — 1.3% (Cost: $758,798)
Dino Polska S.A. (7)	51,303	1,382,301

Russia — 3.5%
Lukoil PJSC (SP ADR)	20,438	1,346,660
Sberbank of Russia	665,705	2,372,049

Total Russia
(Cost: $3,352,340)		3,718,709

South Africa — 2.4%
Capitec Bank Holdings, Ltd.	5,015	356,502
Clicks Group, Ltd.	34,730	594,461
Mr Price Group, Ltd.	49,375	1,081,850
Standard Bank Group, Ltd.	28,473	487,595

Total South Africa
(Cost: $1,905,074)		2,520,408

Issues	Shares	Value
South Korea — 4.4%
KB Financial Group, Inc. (ADR) (7)	5,100	$287,640
LG Household & Health Care, Ltd.	881	1,124,930
Samsung Biologics Co., Ltd. (7)	1,356	615,883
Samsung Electronics Co., Ltd.	317	785,718
Shinsegae Co., Ltd.	2,928	1,136,454
SK Energy Co., Ltd.	1,899	347,985
Ssangyong Cement Industrial Co., Ltd.	14,300	399,658

Total South Korea
(Cost: $3,669,911)		4,698,268

Switzerland — 0.2% (Cost: $209,355)
Wizz Air Holdings PLC (7)	5,600	246,015

Taiwan — 4.3%
Accton Technology Corp.	407,000	930,208
ASPEED Technology, Inc.	18,000	513,973
Cathay Financial Holding Co., Ltd.	427,000	765,934
Globalwafers Co., Ltd.	33,000	532,374
President Chain Store Corp.	36,000	353,861
Win Semiconductors Corp.	36,000	269,938
Wiwynn Corp. (7)	37,224	323,835
Yageo Corp. (7)	39,000	817,478

Total Taiwan
(Cost: $4,637,533)		4,507,601

Thailand — 0.7%
Esso Thailand PCL (NVDR) (7)	648,700	367,343
PTT Exploration & Production PCL — Class N (NVDR)	99,200	420,383

Total Thailand
(Cost: $741,976)		787,726

Turkey — 1.2%
Turk Hava Yollari (7)	148,200	611,689
Turkiye Garanti Bankasi A.S.	273,306	618,403

Total Turkey
(Cost: $1,465,428)		1,230,092

United Arab Emirates — 1.7% (Cost: $979,084)
NMC Health PLC	37,130	1,815,142

United States — 2.5%
Facebook, Inc. (7)	6,900	1,186,800
MSCI, Inc.	9,900	1,483,317

Total United States
(Cost: $2,347,390)		2,670,117

Total Common Stock
(Cost: $53,023,300)		63,886,191

Purchased Options (9) (0.0%)
(Cost: $16,983)		5,906

See accompanying notes to financial statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues		Shares		Value
MONEY MARKET INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (10)			2,849,098	$2,849,098

Total Money Market Investments
(Cost: $2,849,098)				2,849,098

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 0.5%
FOREIGN GOVERNMENT BONDS — 0.5%
Egypt — 0.3%
Egypt Treasury Bills
0.00% (11)	05/01/18	EGP	1,050,000	59,528
0.00% (11)	06/19/18	EGP	2,400,000	132,935
0.00% (11)	07/10/18	EGP	650,000	35,649
0.00% (11)	07/24/18	EGP	650,000	35,459

				263,571

Issues	Maturity Date	Principal Amount		Value
Nigeria — 0.2%
Nigeria Treasury Bill
0.00% (11)	08/30/18	NGN	21,000,000	$56,415
0.00% (11)	09/20/18	NGN	15,865,000	42,354
0.00% (11)	10/04/18	NGN	15,300,000	40,638
0.00% (11)	10/18/18	NGN	28,480,000	75,319

				214,726

Total Foreign Government Bonds
(Cost: $473,303)				478,297

Total Short Term Investments
(Cost: $473,303)				478,297

Total Investments (98.8%)
(Cost: $94,595,539)				104,785,758
Excess of Other Assets over Liabilities (1.2%)				1,278,522

Total Net Assets (100.0%)				$106,064,280

Purchased Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
EUR Put / TRY Call	Goldman Sachs & Co.	TRY	5.00	7/18/18	151	$151	$3,158	$2,400	$758
USD Call / MXN Put	Goldman Sachs & Co.	MXN	19.00	5/3/18	300	300	432	6,183	(5,751)
USD Put / TRY Call	Citibank, N.A.	TRY	3.85	12/19/18	560	560	2,316	8,400	(6,084)

							$5,906	$16,983	$(11,077)

Written Options — OTC (12)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Call / MXN Put	Barclays Capital	MXN	20.00	5/3/18	300	$300	$—	$(2,298)	$2,298

See accompanying notes to financial statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2018

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Bank of America	RUB	8,545,213	05/14/18	$145,000	$135,512	$(9,488)
BNP Paribas S.A.	ARS	6,639,840	05/16/18	318,000	319,545	1,545
BNP Paribas S.A.	SAR	529,816	06/28/18	140,000	141,290	1,290
Citibank N.A.	BRL	501,300	07/09/18	145,199	142,812	(2,387)
Goldman Sachs & Co.	KZT	67,262,763	07/16/18	201,476	202,461	985

				$949,675	$941,620	$(8,055)

SELL (14)
Bank of America	BRL	501,300	07/09/18	$150,000	$142,812	$7,188
Bank of America	RUB	8,545,213	05/14/18	149,287	135,512	13,775
Bank of America	SAR	73,915	05/20/19	19,477	19,689	(212)
BNP Paribas S.A.	ARS	6,639,840	05/16/18	312,760	319,545	(6,785)
BNP Paribas S.A.	SAR	529,816	06/28/18	140,927	141,290	(363)
Citibank N.A.	SAR	457,385	05/20/19	120,523	121,833	(1,310)
Citibank N.A.	SAR	565,755	04/06/20	150,000	150,200	(200)
Goldman Sachs & Co.	ZAR	8,237,608	06/29/18	655,000	654,941	59

				$1,697,974	$1,685,822	$12,152

Credit Default Swaps — Buy Protection

Notional Amount (15)	Implied Credit Spread (16)	Expiration Date	Counterparty & Reference Entity		Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation/ (Depreciation)	Premium Paid (Received)	Value (17)
OTC Swaps
$ 100,000	0.518%	12/20/22	Bank of America	China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	$(267)	$(1,795)	$(2,062)
100,000	0.518%	12/20/22	Deutsche Bank AG	China Government Bond, 7.5%, due 10/28/27	1.0%	Quarterly	(267)	(1,795)	(2,062)
200,000	0.950%	12/20/22	Citibank N.A.	Colombia Government Bond 10.375%, 01/28/33	1.0%	Quarterly	(2,830)	2,407	(423)
100,000	1.025%	12/20/22	Citibank N.A	Mexico Government Bond, 4.15%, 03/28/17	1.0%	Quarterly	(541)	648	107
260,000	1.025%	12/20/22	Bank of America	Mexico Government Bond, 4.15%, 03/28/27	1.0%	Quarterly	(1,400)	1,678	278
200,000	0.900%	12/20/22	Bank of America	Mexico Government Bond, 5.95%, 03/19/19	1.0%	Quarterly	(1,060)	1,273	213
110,000	0.403%	12/20/22	Barclays Capital	Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(1,438)	(1,419)	(2,857)
680,000	0.403%	12/20/22	Citibank N.A.	Republic of Korea, 7.125%, 04/16/19	1.0%	Quarterly	(8,771)	(8,891)	(17,662)

							$(16,574)	$(7,894)	$(24,468)

See accompanying notes to financial statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ARS -	Argentine Peso.
BRL -	Brazilian Real.
EGP -	Egyptian Pound.
EUR -	Euro Currency.
IDR -	Indonesian Rupiah.
KZT -	Kazakhstani Tenge.
NGN -	Nigeria Naira.
RON -	Romanian New Leu.
RUB -	Russian Ruble.
SAR -	Saudi Riyal.
TRY -	Turkish New Lira.
USD -	U.S. Dollar.
ZAR -	South African Rand.
ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	Non-Voting Depositary Receipt.
OTC	Over the Counter.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2018, the value of these securities amounted to $9,423,774 or 8.9% of net assets.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2018.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $17,989,880 or 17.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(4)	Perpetual Maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Non-income producing security.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2018.
(11)	Security is not accruing interest.
(12)	See note 2 in the Notes to Financial Statements for additional information regarding written options.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.
(15)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(16)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(17)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2018

Industry	Percentage of Net Assets
Airlines	1.5%
Auto Manufacturers	1.5
Auto Parts & Equipment	0.2
Banks	9.5
Beverages	2.3
Biotechnology	1.3
Building Materials	1.0
Chemicals	0.2
Currency Options	0.0 (1)
Commercial Services	1.3
Computers	0.8
Cosmetics/Personal Care	1.0
Diversified Financial Services	1.0
Electric	2.4
Electronics	1.7
Energy-Alternate Sources	0.2
Engineering & Construction	2.3
Food	1.7
Foreign Government Bonds	22.1
Healthcare-Products	1.0
Healthcare-Services	1.7
Holding Companies — Diversified	0.1
Insurance	2.1
Internet	8.7
Iron & Steel	1.0
Leisure Time	0.7
Lodging	2.8
Media	0.2
Mining	1.6
Oil & Gas	7.5
Oil & Gas Services	1.1
Pharmaceuticals	2.3
Pipelines	0.3
Real Estate	0.9
Retail	4.0
Semiconductors	2.8
Software	1.4
Telecommunications	3.5
Transportation	0.4
Money Market Investments	2.7

Total	98.8%

(1)	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Angola	0.2%
Argentina	2.9
Azerbaijan	0.3
Bahrain	0.7
Brazil	7.3
Chile	0.2
China	24.5
Colombia	1.5
Costa Rica	0.4
Dominican Republic	1.0
Ecuador	0.3
Egypt	2.6
El Salvador	0.2
Germany	1.3
Ghana	0.4
Greece	0.4
Honduras	0.2
Hungary	0.4
India	4.7
Indonesia	2.9
Iraq	0.4
Ivory Coast	0.5
Jamaica	0.2
Kazakhstan	2.1
Kenya	0.6
Lebanon	0.7
Luxembourg	0.1
Mexico	3.2
Mongolia	0.4
Nigeria	1.0
Oman	0.8
Panama	0.6
Paraguay	0.2
Peru	0.9
Poland	1.3
Qatar	0.5
Romania	0.1
Russia	4.8
Saudi Arabia	1.1
South Africa	3.9
South Korea	4.4
Sri Lanka	0.8
Switzerland	0.2
Taiwan	4.3
Thailand	0.7
Turkey	3.2
Ukraine	1.3
United Arab Emirates	1.7
United States	5.2
Uruguay	0.1
Venezuela	0.5
Zambia	0.6

Total	98.8%

See accompanying notes to financial statements.

32

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$206,530	$—	$206,530
Auto Parts & Equipment	—	196,500	—	196,500
Banks	—	2,124,646	—	2,124,646
Building Materials	—	189,250	—	189,250
Chemicals	—	192,064	—	192,064
Commercial Services	—	407,405	—	407,405
Diversified Financial Services	—	195,250	—	195,250
Electric	—	1,976,240	—	1,976,240
Energy-Alternate Sources	—	196,120	—	196,120
Engineering & Construction	—	200,250	—	200,250
Food	—	376,600	—	376,600
Foreign Government Bonds	—	23,375,648	—	23,375,648
Holding Companies — Diversified	—	151,313	—	151,313
Iron & Steel	—	489,517	—	489,517
Media	—	202,000	—	202,000
Mining	—	911,768	—	911,768
Oil & Gas Services	—	193,625	—	193,625
Oil & Gas	—	4,156,913	—	4,156,913
Pipelines	—	399,500	—	399,500
Real Estate	—	174,260	—	174,260
Telecommunications	—	854,347	—	854,347
Transportation	—	396,520	—	396,520

Total Fixed Income Securities	—	37,566,266	—	37,566,266

Common Stock
Airlines	565,568	857,704	—	1,423,272
Auto Manufacturers	—	1,546,151	—	1,546,151
Banks	1,443,638	6,354,580	—	7,798,218
Beverages	—	2,451,107	—	2,451,107
Biotechnology	—	1,374,400	—	1,374,400
Building Materials	399,658	427,563	—	827,221
Commercial Services	943,911	—	—	943,911
Computers	—	837,808	—	837,808
Cosmetics/Personal Care	—	1,124,930	—	1,124,930
Diversified Financial Services	287,640	559,455	—	847,095
Electric	—	367,100	—	367,100
Electronics	—	1,768,976	—	1,768,976
Engineering & Construction	—	2,293,347	—	2,293,347
Food	—	1,382,301	—	1,382,301
Healthcare-Products	—	1,109,833	—	1,109,833
Healthcare-Services	—	1,815,142	—	1,815,142
Insurance	—	2,257,614	—	2,257,614
Internet	4,436,584	4,808,965	—	9,245,549
Iron & Steel	—	610,118	—	610,118
Leisure Time	708,310	—	—	708,310

See accompanying notes to financial statements.

33

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2018

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Lodging	$1,579,226	$1,409,244	$—	$2,988,470
Mining	—	771,521	—	771,521
Oil & Gas Services	—	953,846	—	953,846
Oil & Gas	2,685,210	1,135,711	—	3,820,921
Pharmaceuticals	—	2,448,829	—	2,448,829
Real Estate	—	727,409	—	727,409
Retail	594,461	3,648,703	—	4,243,164
Semiconductors	—	2,969,168	—	2,969,168
Software	1,483,317	—	—	1,483,317
Telecommunications	793,975	1,573,384	379,784	2,747,143

Total Common Stock	15,921,498	47,584,909	379,784	63,886,191

Currency Options	—	5,906	—	5,906
Money Market Investments	2,849,098	—	—	2,849,098
Short-Term Investments	—	478,297	—	478,297

Total Investments	18,770,596	85,635,378	379,784	104,785,758

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	24,842	—	24,842
Swap Agreements
Credit Risk	—	598	—	598

Total	$18,770,596	$85,660,818	$379,784	$104,811,198

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(20,745)	$—	$(20,745)
Written Options
Foreign Currency Risk	—	— (1)	—	—
Swap Agreements
Credit Risk	—	(25,066)	—	(25,066)

Total	$—	$(45,811)	$—	$(45,811)

(1)	Amount Rounds to less $1.

See accompanying notes to financial statements.

34

TCW International Small Cap Fund

Schedule of Investments (Unaudited) April 30, 2018

Issues	Shares	Value
COMMON STOCK — 95.6% of Net Assets
Australia — 3.2%
Altium, Ltd.	4,945	$75,296
Evolution Mining, Ltd.	29,441	70,564
NEXTDC, Ltd. (1)	26,383	135,857
St Barbara, Ltd. (1)	30,525	97,642

Total Australia
(Cost: $315,327)		379,359

Austria — 4.1%
EVN AG	4,624	94,862
FACC AG (1)	4,240	104,125
S IMMO AG	2,853	56,531
Schoeller-Bleckmann Oilfield Equipment AG (1)	1,404	173,657
UNIQA Insurance Group AG	4,536	54,343

Total Austria
(Cost: $334,766)		483,518

Brazil — 3.0%
CVC Brasil Operadora e Agencia de Viagens S.A.	7,000	116,389
Estacio Participacoes S.A.	8,300	75,915
Gol Linhas Aereas Inteligentes S.A. (ADR) (1)	14,400	157,680

Total Brazil
(Cost: $311,863)		349,984

Canada — 2.4%
BRP, Inc.	1,600	64,826
Tamarack Valley Energy, Ltd. (1)	39,000	108,304
TORC Oil & Gas, Ltd.	9,500	53,949
Vermilion Energy, Inc.	1,800	60,938

Total Canada
(Cost: $243,642)		288,017

China — 9.8%
3SBio, Inc. (1)	53,000	113,885
Baozun, Inc. (SP ADR) (1)	1,400	64,386
China Animal Healthcare, Ltd. (1)(2)	338,522	—
CIFI Holdings Group Co., Ltd.	113,499	89,379
HKBN, Ltd.	47,500	66,575
KWG Property Holding, Ltd.	52,500	70,723
Melco International Developement, Ltd.	63,000	233,259
Microport Scientific Corp.	94,000	109,470
Sichuan Swellfun Co., Ltd.	17,500	110,085
West China Cement, Ltd. (1)	292,000	59,228
Wuxi Biologics, Inc. (1)	13,500	122,464
Xiabuxiabu Catering Management China Holdings Co., Ltd.	66,000	113,320

Total China
(Cost: $1,283,814)		1,152,774

Issues	Shares	Value
Denmark — 3.5%
Ambu A/S	7,230	$167,755
Royal Unibrew A/S	1,320	87,441
Scandinavian Tobacco Group A/S	2,955	49,452
Topdanmark A/S (1)	2,210	103,987

Total Denmark
(Cost: $350,580)		408,635

Egypt — 2.1%
Citadel Capital SAE (1)	213,650	32,374
Credit Agricole Egypt SAE	10,625	27,408
Ezz Steel (1)	37,682	63,449
Six of October Development & Investment (1)	39,925	60,301
Telecom Egypt Co.	70,000	64,330

Total Egypt
(Cost: $241,414)		247,862

France — 2.6%
Devoteam S.A.	290	30,973
Eramet (1)	626	109,014
Synergie SA	465	28,470
Trigano S.A.	400	75,416
Ubisoft Entertainment S.A. (1)	637	60,894

Total France
(Cost: $188,983)		304,767

Germany — 3.1%
Nemetschek SE	250	29,974
Siltronic AG (1)	595	95,322
STRATEC Biomedical AG	360	32,845
TAG Immobilien AG	4,950	104,655
Wirecard AG	730	98,819

Total Germany
(Cost: $286,054)		361,615

Greece — 0.9% (Cost: $89,304)
Public Power Corp. S.A. (1)	33,678	111,159

India — 2.4%
Dilip Buildcon, Ltd.	9,571	165,509
KNR Constructions, Ltd.	12,438	60,168
Sadbhav Engineering, Ltd.	10,155	58,183

Total India
(Cost: $245,270)		283,860

Indonesia — 0.5% (Cost: $61,804)
Ace Hardware Indonesia Tbk PT	618,800	57,821

Ireland — 0.5% (Cost: $57,397)
Keywords Studios PLC	2,526	63,252

Israel — 0.4% (Cost: $47,763)
Mazor Robotics, Ltd. (SP ADR) (1)	1,000	53,110

See accompanying notes to financial statements.

35

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value
Italy — 3.4%
ERG SpA	5,369	$128,694
FinecoBank Banca Fineco SpA	7,310	87,089
Interpump Group SpA	1,715	54,507
Iren SpA	25,520	77,573
Societa Cattolica di Assicurazioni SC	4,915	52,356

Total Italy
(Cost: $356,060)		400,219

Japan — 17.4%
Anicom Holdings, Inc. (1)	3,000	98,493
cocokara fine, Inc.	1,300	93,932
Daifuku Co., Ltd.	1,800	96,132
Fancl Corp.	2,200	86,251
GMO Payment Gateway, Inc.	500	49,433
Harmonic Drive Systems, Inc.	1,300	61,845
Japan Lifeline Co., Ltd.	2,600	76,095
Kobe Steel, Ltd. (1)	11,900	122,293
Kyowa Exeo Corp.	3,800	98,725
Link And Motivation, Inc.	5,200	52,665
Mandom Corp.	1,800	64,828
Mani, Inc.	2,400	97,285
Mitsubishi Logisnext Co., Ltd.	6,400	55,098
Nihon M&A Center, Inc.	3,200	93,307
Okinawa Electric Power Co., Inc. (The)	2,000	60,929
Open House Co., Ltd.	1,900	105,675
Outsourcing, Inc.	5,700	95,471
PALTAC Corp.	2,600	130,012
PeptiDream, Inc. (1)	1,300	52,472
Sankyu, Inc.	1,200	58,266
Systena Corp.	1,500	56,849
TechnoPro Holdings, Inc.	2,000	116,253
Tocalo Co., Ltd.	4,400	54,546
Tokai Carbon Co., Ltd.	7,500	93,768
Toyo Tanso Co., Ltd.	2,700	79,323

Total Japan
(Cost: $1,765,659)		2,049,946

Kazakhstan — 0.5% (Cost: $49,816)
KAZ Minerals PLC (1)	4,755	60,108

Luxembourg — 0.5% (Cost: $59,733)
Stabilus SA	615	55,313

Malaysia — 0.8% (Cost: $83,212)
George Kent Malaysia BHD	90,700	90,509

Netherlands — 2.9%
ASR Nederland NV	1,270	59,928
IMCD Group NV	1,605	98,810
InterXion Holding NV (1)	1,900	123,538
Wessanen	2,950	59,548

Total Netherlands
(Cost: $319,198)		341,824

Issues	Shares	Value
New Zealand — 0.5% (Cost: $59,900)
a2 Milk Co., Ltd. (1)	6,530	$55,210

Norway — 1.7%
Arcus ASA	5,135	27,435
BW Offshore, Ltd. (1)	12,134	66,190
Odfjell Drilling, Ltd. (1)	12,630	56,185
Storebrand ASA	5,500	47,070

Total Norway
(Cost: $201,253)		196,880

Poland — 1.1% (Cost: $87,770)
Dino Polska S.A. (1)	4,600	123,942

Portugal — 1.8%
Altri SGPS SA	8,160	59,025
Banco Comercial Portugues S.A. — Class R (1)	462,845	155,016

Total Portugal
(Cost: $198,914)		214,041

Russia — 0.4% (Cost: $59,282)
Detsky Mir PJSC	35,850	53,170

South Korea — 1.9%
Hana Tour Service, Inc.	550	60,773
Kginicis Co., Ltd.	1,370	29,786
Korea United Pharm, Inc.	2,242	59,168
Ssangyong Cement Industrial Co., Ltd.	2,530	70,709

Total South Korea
(Cost: $217,073)		220,436

Switzerland — 5.7%
GAM Holding AG (1)	3,075	49,138
Inficon Holding AG (1)	189	113,287
OC Oerlikon Corp. AG (1)	3,338	53,949
Siegfried Holding AG (1)	265	92,185
Temenos Group AG (1)	1,929	242,992
VAT Group AG (1)	430	63,487
Wizz Air Holdings PLC (1)	1,300	57,111

Total Switzerland
(Cost: $485,019)		672,149

Taiwan — 4.7%
Accton Technology Corp.	59,000	134,846
Globalwafers Co., Ltd.	9,000	145,193
Holy Stone Enterprise Co., Ltd.	13,000	63,208
TaiMed Biologics, Inc. (1)	7,000	72,759
TCI Co., Ltd.	4,000	58,686
Yageo Corp.	4,000	83,844

Total Taiwan
(Cost: $582,868)		558,536

Thailand — 1.0%
Bangkok Chain Hospital PCL	108,000	59,423

See accompanying notes to financial statements.

36

TCW International Small Cap Fund

April 30, 2018

Issues	Shares	Value
Thailand (Continued)
Esso Thailand PCL (NVDR) (1)	102,800	$58,213

Total Thailand
(Cost: $121,497)		117,636

Turkey — 0.8% (Cost: $75,733)
Turk Hava Yollari (1)	23,430	96,706

United Arab Emirates — 1.3% (Cost: $46,456)
NMC Health PLC	3,154	154,187

United Kingdom — 9.1%
Abcam PLC	3,810	63,903
Acal PLC	11,930	69,507
Bellway PLC	1,215	55,389
Dechra Pharmaceuticals PLC	1,555	58,434
Fenner PLC	14,222	119,099
Fevertree Drinks PLC	2,305	89,633
Man Group PLC	48,800	121,259
Morgan Advanced Materials PLC	12,272	57,977
Premier Oil PLC (1)	128,849	167,087
Redrow PLC	10,425	89,876
Softcat PLC	3,080	28,945
SSP Group Plc	11,040	98,839
Thomas Cook Group PLC	29,803	50,641

Total United Kingdom
(Cost: $875,270)		1,070,589

United States — 1.6% (Cost: $133,006)
Burford Capital, Ltd.	9,342	184,511

Total Common Stock
(Cost: $9,835,700)		11,261,645

Issues	Shares	Value
PREFERRED STOCK — 0.3%
Germany — 0.3%
Sartorius AG, 0.57%	210	$32,272

Total Preferred Stock
(Cost: $30,843)		32,272

MONEY MARKET INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.63% (3)	419,882	419,882

Total Money Market Investments
(Cost: $419,882)		419,882

Total Investments (99.5%)
(Cost: $10,286,425)		11,713,799

Excess of Other Assets over Liabilities (0.5%)		58,125

Total Net Assets (100.0%)		$11,771,924

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	Non-Voting Depositary Receipt.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.
(2)	For Fair Value measurement disclosure purposes, security is categorized as Level 3.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2018.

See accompanying notes to financial statements.

37

TCW International Small Cap Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.9%
Airlines	2.6
Banks	2.2
Beverages	2.7
Biotechnology	2.5
Capital Markets	3.3
Chemicals	0.8
Communications Equipment	1.2
Construction & Engineering	3.2
Construction Materials	1.1
Distributors	1.1
Diversified Consumer Services	0.7
Diversified Telecommunication Services	1.2
Electric Utilities	2.2
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	2.6
Food & Staples Retailing	1.9
Food Products	1.0
Health Care Equipment & Supplies	4.1
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	5.7
Household Durables	1.3
Independent Power and Renewable Electricity Producers	1.1
Insurance	3.4
Internet Software & Services	2.2
IT Services	3.7
Leisure Products	1.1
Life Sciences Tools & Services	1.8
Machinery	6.5
Metals & Mining	4.3
Multi-Utilities	0.7
Oil, Gas & Consumable Fuels	3.8
Paper & Forest Products	0.5
Personal Products	1.8
Pharmaceuticals	1.0
Professional Services	3.4
Real Estate	1.4
Real Estate Management & Development	2.3
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	2.0
Software	4.0
Specialty Retail	0.9
Tobacco	0.4
Trading Companies & Distributors	0.8
Money Market Investments	3.6

Total	99.5%

See accompanying notes to financial statements.

38

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2018

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$—	$104,125	$—	$104,125
Airlines	157,680	153,817	—	311,497
Banks	27,408	242,105	—	269,513
Beverages	—	314,594	—	314,594
Biotechnology	—	303,019	—	303,019
Capital Markets	—	387,283	—	387,283
Chemicals	—	93,768	—	93,768
Communications Equipment	—	134,846	—	134,846
Construction & Engineering	—	382,584	—	382,584
Construction Materials	70,709	59,228	—	129,937
Distributors	—	130,012	—	130,012
Diversified Consumer Services	75,915	—	—	75,915
Diversified Telecommunication Services	130,905	—	—	130,905
Electric Utilities	94,862	172,089	—	266,951
Electrical Equipment	—	79,323	—	79,323
Electronic Equipment, Instruments & Components	69,507	260,339	—	329,846
Energy Equipment & Services	—	296,033	—	296,033
Food & Staples Retailing	—	217,874	—	217,874
Food Products	—	114,758	—	114,758
Health Care Equipment & Supplies	53,110	407,354	—	460,464
Health Care Providers & Services	—	289,705	—	289,705
Hotels, Restaurants & Leisure	116,389	556,831	—	673,220
Household Durables	—	145,265	—	145,265
Independent Power and Renewable Electricity Producers	—	128,694	—	128,694
Insurance	—	416,176	—	416,176
Internet Software & Services	120,916	135,857	—	256,773
IT Services	217,763	206,983	—	424,746
Leisure Products	64,826	75,416	—	140,242
Life Sciences Tools & Services	—	214,649	—	214,649
Machinery	177,076	585,387	—	762,463
Metals & Mining	—	523,069	—	523,069
Multi-Utilities	—	77,573	—	77,573
Oil, Gas & Consumable Fuels	223,191	225,301	—	448,492
Paper & Forest Products	—	59,025	—	59,025
Personal Products	—	209,765	—	209,765
Pharmaceuticals	—	117,601	—	117,601
Professional Services	—	386,167	—	386,167
Real Estate Management & Development	—	265,777	—	265,777
Real Estate	—	164,956	—	164,956
Road & Rail	—	58,266	—	58,266
Semiconductors & Semiconductor Equipment	—	240,516	—	240,516
Software	—	466,005	—	466,005
Specialty Retail	110,991	—	—	110,991
Tobacco	49,452	—	—	49,452
Trading Companies & Distributors	—	98,810	—	98,810

Total Common Stock	1,760,700	9,500,945	—	11,261,645

Preferred Stock
Health Care Equipment & Supplies	$—	$32,272	$—	$32,272
Money Market Investments	419,882	—	—	419,882

Total Investments	$2,180,582	$9,533,217	$—	$11,713,799

See accompanying notes to financial statements.

39

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2018

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$6,285		$3,612,976		$311,690		$104,786		$11,713
Foreign Currency, at Value (2)	1		1,570		386		25		4
Cash	—		—		662		—		—
Receivable for Securities Sold	278		69,417		6,296		3,179		354
Receivable for Fund Shares Sold	—		6,530		679		194		4
Interest and Dividends Receivable	4		45,947		5,324		580		25
Foreign Tax Reclaims Receivable	—	(3)	—		—		3		5
Receivable from Investment Advisor	19		27		11		30		23
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—		3,344		952		25		—
Cash Collateral Held for Brokers	—		9,240		1,210		—		—
Open Swap Agreements, at Value	—		90		—		1		—
Prepaid Expenses	8		75		48		15		25

Total Assets	6,595		3,749,216		327,258		108,838		12,153

LIABILITIES
Distributions Payable	—		2,167		169		—		—
Payable for Securities Purchased	103		97,945		—		2,452		350
Payable for Fund Shares Redeemed	—		4,486		31,444		15		—
Accrued Capital Gain Withholding Taxes	—		—		52		91		1
Disbursements in Excess of Available Cash	—		8,469		—		—		—
Accrued Directors’ Fees and Expenses	12		12		12		12		12
Accrued Management Fees	5		2,404		216		88		8
Accrued Distribution Fees	—	(3)	97		11		13		1
Interest Payable on Swap Agreements	—		328		—		2		—
Options Written, at Value	—		—	(4)	—	(3)(4)	—	(4)	—
Open Swap Agreements, at Value	—		4,173		—		25		—
Collateral Pledged by Brokers	—		4,640		280		—		—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—		2,655		1,987		21		—
Other Accrued Expenses	32		710		67		55		9

Total Liabilities	152		128,086		34,238		2,774		381

NET ASSETS	$6,443		$3,621,130		$293,020		$106,064		$11,772

See accompanying notes to financial statements.

40

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2018

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund	TCW International Small Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
NET ASSETS CONSIST OF:
Paid-in Capital	$5,554	$4,326,505	$315,697	$98,656	$11,740
Accumulated Net Realized Loss on Investments, Options Written, Swap Contracts and Foreign Currency	(358)	(673,529)	(21,472)	(3,184)	(1,381)
Unrealized Appreciation (Depreciation) of Investments, Options Written, Swap Contracts and Foreign Currency	1,254	(49,580)	52	10,079	1,425
Undistributed Net Investment Income (Loss)	(7)	17,734	(1,257)	513	(12)

NET ASSETS	$6,443	$3,621,130	$293,020	$106,064	$11,772

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$4,627	$3,185,477	$242,643	$46,096	$7,995

N Class Share	$1,816	$435,653	$50,377	$59,968	$3,777

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	399,274	389,248,019	26,095,284	3,923,932	714,091

N Class Share	156,771	41,348,176	5,424,287	5,125,106	336,981

NET ASSET VALUE PER SHARE: (6)
I Class Share	$11.59	$8.18	$9.30	$11.75	$11.20

N Class Share	$11.58	$10.54	$9.29	$11.70	$11.21

(1)	The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund at April 30, 2018 was $5,030, $3,660,981, $310,559, $94,596 and $10,286, respectively.
(2)	The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund at April 30, 2018 was $1, $1,565, $386, $25 and $4, respectively.
(3)	Amount rounds to less than $1.
(4)	Premium received $289, $75, and $2 for TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

41

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2018

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$35 (1)	$—	$—		$346	(1)	$77	(1)
Interest	—	113,342 (2)	10,671	(2)	949	(2)	—

Total	35	113,342	10,671		1,295		77

Expenses:
Management Fees	26	13,581	1,103		460		42
Accounting Services Fees	1	161	4		1		1
Administration Fees	— (3)	101	3		1		—	(3)
Transfer Agent Fees:
I Class	3	1,034	46		6		4
N Class	3	248	21		24		3
Custodian Fees	36	216	104		107		33
Professional Fees	10	51	20		19		22
Directors’ Fees and Expenses	24	24	24		24		24
Registration Fees:
I Class	11	36	10		9		8
N Class	11	22	12		11		8
Distribution Fees:
N Class	2	578	52		65		5
Shareholder Reporting Expense	1	7	2		1		1
Other	5	265	11		7		5

Total	133	16,324	1,412		735		156

Less Expenses Borne by Investment Advisor:
I Class	59	—	—		26		43
N Class	34	131	59		113		32

Net Expenses	40	16,193	1,353		596		81

Net Investment Income (Loss)	(5)	97,149	9,318		699		(4)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	425	(22,170)	971	(4)	1,344	(4)	599
Foreign Currency	(7)	(1,486)	(499)		(73)		(10)
Foreign Currency Forward Contracts	—	(84)	3,282		9		1
Options Written	—	1,267	79		10		—
Swap Agreements	—	(1,414)	—		(8)		—
Change in Unrealized (Depreciation) on:
Investments	(155)	(132,609)	(249	) (5)	(288	) (5)	59	(5)
Foreign Currency	(1)	150	8		(7)		—	(3)
Foreign Currency Forward Contracts	—	2,380	(941)		10		—
Options Written	—	278	76		2		—
Swap Agreements	—	(1,950)	—		(13)		—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	262	(155,638)	2,727		986		649

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$257	$(58,489)	$12,045		$1,685		$645

(1)	Net of foreign taxes withheld of $5, $48 and $11 for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund, respectively.
(2)	Net of foreign taxes withheld of $819, $563 and $7 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $116 and $0 for the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.
(5)	Net of capital gain withholding tax of $52, $91 and $1 for the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Small Cap Fund, respectively.

See accompanying notes to financial statements.

42

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS
Net Investment Income (Loss)	$(5)	$40	$97,149	$219,406
Net Realized Gain (Loss) on Investments, Options Written, Swap Contracts and Foreign Currency Transactions	418	286	(23,887)	28,426
Change in Unrealized Appreciation on Investments, Options Written and Foreign Currency Transactions	(156)	861	(131,751)	11,213

Increase (Decrease) in Net Assets Resulting from Operations	257	1,187	(58,489)	259,045

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(23)	(34)	(88,168)	(149,103)
N Class	(9)	(13)	(12,271)	(27,875)

Total Distributions to Shareholders	(32)	(47)	(100,439)	(176,978)

NET CAPITAL SHARE TRANSACTIONS
I Class	28	34	285,210	395,462
N Class	35	40	(55,700)	(35,930)

Increase in Net Assets Resulting from Net Capital Shares Transactions	63	74	229,510	359,532

Increase in Net Assets	288	1,214	70,582	441,599
NET ASSETS
Beginning of Period	6,155	4,941	3,550,548	3,108,949

End of Period	$6,443	$6,155	$3,621,130	$3,550,548

Undistributed Net Investment Income (Loss)	$(7)	$30	$17,734	$21,024

See accompanying notes to financial statements.

43

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS
Net Investment Income	$9,318	$9,446	$699	$1,617
Net Realized Gain on Investments, Options Written, Swap Contracts and Foreign Currency Transactions	3,833	3,996	1,282	848
Change in Unrealized Appreciation on Investments, Options Written and Foreign Currency Transactions	(1,106)	(5,753)	(296)	6,925

Increase in Net Assets Resulting from Operations	12,045	7,689	1,685	9,390

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(11,945)	(5,678)	(955)	(1,353)
N Class	(1,916)	(1,177)	(1,061)	(56)

Total Distributions to Shareholders	(13,861)	(6,855)	(2,016)	(1,409)

NET CAPITAL SHARE TRANSACTIONS
I Class	105,831	39,045	4,021	73
N Class	16,130	20,021	20,269	31,790

Increase in Net Assets Resulting from Net Capital Shares Transactions	121,961	59,066	24,290	31,863

Increase in Net Assets	120,145	59,900	23,959	39,844
NET ASSETS
Beginning of Period	172,875	112,975	82,105	42,261

End of Period	$293,020	$172,875	$106,064	$82,105

Undistributed (Overdistributed) Net Investment Income	$(1,257)	$3,286	$513	$1,830

See accompanying notes to financial statements.

44

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW International Small Cap Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
OPERATIONS
Net Investment Income (Loss)	$(4)	$36
Net Realized Gain on Investments and Foreign Currency Transactions	590	1,520
Change in Unrealized Appreciation on Investments	59	724

Increase in Net Assets Resulting from Operations	645	2,280

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(18)
N Class	—	(11)

Total Distributions to Shareholders	—	(29)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,230	(793)
N Class	(42)	(346)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,188	(1,139)

Increase in Net Assets	1,833	1,112
NET ASSETS
Beginning of Period	9,939	8,827

End of Period	$11,772	$9,939

Undistributed Net Investment Loss	$(12)	$(8)

See accompanying notes to financial statements.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 20 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has distinct investment objectives. The following are the objectives for the 5 International Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by companies and government entities in emerging market countries denominated in the local currencies of the issuer and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Fund

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of small capitalization companies that are generally outside the United States or whose primary business operations are outside the United States.
Non-Diversified International Equity Fund

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of companies and financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, developing market countries.
Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

All Funds offer two classes of shares: I Class and N Class. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

46

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. All other securities traded over-the-counter (“OTC”) for which market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board” and each member thereof a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (“Board”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair

48

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Options contracts.    Options contracts traded on exchanges are valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are categorized in Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of April 30, 2018 is listed after the Schedule of Investments for each Fund.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$185,901	$43,618
TCW Emerging Markets Multi-Asset Opportunities Fund	1,519,751	388,924
TCW International Small Cap Fund	558,808	0

*	The Funds recognized transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2018 were due to changes in valuation to/from the exchange closing price from/to the fair value price.

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Developing Markets Equity Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2017	$—	$—
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation	(8,414)	(144,543)
Purchases	—	187,331
Sales	—	—
Transfers in to Level 3 (1)	33,352 (2)	336,996 (2)
Transfers out of Level 3 (1)	—	—

Balance as of April 30, 2018	$24,938	$379,784

Change in Unrealized Appreciation from Investments Still Held at April 30, 2018	$(8,414)	$(144,543)

(1)	The Funds recognized transfers in and out at the beginning of the period.
(2)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2018 are as follows:

Description	Fair Value at 4/30/2018	Valuation Techniques	Unobservable Input	Discount	Price
TCW Developing Markets Equity Fund
Common Stock	$24,938	Internal Model	Discount Applied	20%	HKD 20.39
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stock	$379,784	Internal Model	Discount Applied	20%	HKD 20.39
TCW International Small Cap Fund
Common Stock	$0	Internal Model	Discount Applied	100%	$0

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to

50

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For period ended April 30, 2018, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Number of Contracts):

TCW Emerging Markets Income Fund

	Credit Risk	Foreign Currency Risk	Total
Statement of Asset and Liabilities:
Asset Derivatives
Investments (1)	$—	$685	$685
Swaps Contracts	90	—	90
Forward Contracts	—	3,344	3,344

Total Value	$90	$4,029	$4,119

Liability Derivatives
Forward Contracts	$—	$(2,655)	$(2,655)
Written Options	—	— (4)	— (4)
Swaps Contracts	(4,173)	—	(4,173)

Total Value	$(4,173)	$(2,655)	$(6,828)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$(84)	$(84)
Investments (2)	—	(1,359)	(1,359)
Options Written	—	1,267	1,267
Swaps Contracts	(1,414)	—	(1,414)

Total Realized Gain (Loss)	$(1,414)	$(176)	$(1,590)

Change in Appreciation (Depreciation)
Forward Contracts	$—	$2,380	$2,380
Investments (3)	—	(1,536)	(1,536)
Options Written	—	278	278
Swaps Contracts	(1,950)	—	(1,950)

Total Change in Appreciation (Depreciation)	$(1,950)	$1,122	$(828)

Notional Amounts (5)
Forward Currency Contracts	$—	$264,129,361	$264,129,361
Options Purchased	$—	$131,987,519	$131,987,519
Options Written	$—	$62,603,185	$62,603,185
Swaps Contracts	$281,280,000	$—	$281,280,000

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Foreign Currency Risk	Total
Statement of Asset and Liabilities:
Asset Derivatives
Investments (1)	$99	$99
Forward Contracts	952	952

Total Value	$1,051	$1,051

Liability Derivatives
Forward Contracts	$(1,987)	$(1,987)
Written Options	— (4)	—

Total Value	$(1,987)	$(1,987)

Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$3,282	$3,282
Investments (2)	(303)	(303)
Options Written	79	79

Total Realized Gain (Loss)	$3,058	$3,058

Change in Appreciation (Depreciation)
Forward Contracts	$(941)	$(941)
Investments (3)	(315)	(315)
Options Written	76	76

Total Change in Appreciation (Depreciation)	$(1,180)	$(1,180)

Notional Amounts (5)
Forward Currency Contracts	$123,182,920	$123,182,920
Options Purchased	$16,525,000	$16,525,000
Options Written	$10,055,333	$10,055,333

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Total
Statement of Asset and Liabilities:
Asset Derivatives
Investments (1)	$—	$6	$6
Swaps Contracts	1	—	1
Forward Contracts	—	25	25

Total Value	$1	$31	$32

Liability Derivatives
Forward Contracts	$—	$(21)	$(21)
Written Options	—	— (4)	—
Swaps Contracts	(25)	—	(25)

Total Value	$(25)	$(21)	$(46)

52

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund (Continued)

	Credit Risk	Foreign Currency Risk	Total
Statement of Operations:
Realized Gain (Loss)
Forward Contracts	$—	$9	$9
Investments (2)	—	(10)	(10)
Options Written	—	10	10
Swaps Contracts	(8)	—	(8)

Total Realized Gain (Loss)	$(8)	$9	$1

Change in Appreciation (Depreciation)
Forward Contracts	$—	$10	$10
Investments (3)	—	(12)	(12)
Options Written	—	2	2
Swaps Contracts	(13)	—	(13)

Total Change in Appreciation (Depreciation)	$(13)	$—	$(13)

Notional Amounts (5)
Forward Currency Contracts	$—	$1,946,112	$1,946,112
Options Purchased	$—	$1,025,167	$1,025,167
Options Written	$—	$480,833	$480,833
Swaps Contracts	$1,750,000	$—	$1,750,000

(1)	Represents purchased options, at value.
(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
(4)	Amount less than $1.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2018.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under ISDA Master Agreement or Master Repurchase Agreement (“MRA”) and net of the related collateral received by the Funds as of April 30, 2018 (in thousands):

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$1,773	$(1,556)	$217	$(217	) (2)	$—
Barclays (Derivatives)	54	(451)	(397)	300		(97)
BNP Paribas S.A. (Derivatives)	365	(845)	(480)	480	(2)	—
Citibank N.A. (Derivatives)	1,470	(3,569)	(2,099)	2,099	(2)	—
Deutsche Bank AG (Derivatives)	—	(407)	(407)	407	(2)	—
Goldman Sachs & Co. (Derivatives)	457	—	457	(457	) (2)	—

Total	$4,119	$(6,828)	$(2,709)	$2,612		$(97)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

54

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$474	$(112)	$362	$(280)	$82
Barclays Capital (Derivatives)	9	(195)	(186)	—	(186)
BNP Paribas S.A. (Derivatives)	122	(219)	(97)	—	(97)
Citibank (Derivatives)	24	—	24	—	24
Goldman Sachs & Co. (Derivatives)	407	(1,453)	(1,046)	930	(116)
Standard Chartered PLC (Derivatives)	15	(9)	6	—	6

Total	$1,051	$(1,988)	$(937)	$650	$(287)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$21	$(12)	$9	$—	$9
Barclays Capital (Derivatives)	—	(3)	(3)	—	(3)
BNP Paribas S.A. (Derivatives)	3	(7)	(4)	—	(4)
Citibank N.A. (Derivatives)	3	(22)	(19)	—	(19)
Deutsche Bank AG (Derivatives)	—	(2)	(2)	—	(2)
Goldman Sachs & Co. (Derivatives)	5	—	5	—	5

Total	$32	$(46)	$(14)	$—	$(14)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market daily and the change in market value is recorded by each Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2018 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by each

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are no futures contracts outstanding at April 30, 2018 for any of the Funds.

Options:    The Funds purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2018, the TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, and TCW Emerging Markets Multi-Asset Opportunities Fund had options to hedge the currency exposure of the Funds.

56

TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. At April 30, 2018, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund held credit default swaps listed on the Schedules of Investments to limit certain credit exposure within each Fund.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market condition. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of MRA. The MRA permits a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA,

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TCW Funds, Inc.

April 30, 2018

Note 2 — Significant Accounting Policies (Continued)

each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2018.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2018.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2018.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other Funds declare and pay, or reinvest, dividends from net investment income annually. Any net long term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivatives, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following fiscal year.

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

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TCW Funds, Inc.

April 30, 2018

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2018, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$1,377	$(133)	$1,244	$5,041
TCW Emerging Markets Income Fund	52,799	(95,077)	(42,278)	3,558,072
TCW Emerging Markets Income Local Currency Income Fund	3,076	(7,813)	(4,737)	358,776
TCW Emerging Markets Multi-Asset Opportunities Fund	12,344	(2,239)	10,105	93,937
TCW International Small Cap Fund	1,903	(483)	1,420	10,294

At October 31, 2017 the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Developing Markets Equity Fund	$32	$—	$32
TCW Emerging Markets Income Fund	36,407	—	36,407
TCW Emerging Markets Local Currency Income Fund	6,568	—	6,568
TCW Emerging Markets Multi-Asset Opportunities Fund	1,841	—	1,841

During the year ended October 31, 2017, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Developing Markets Equity Fund	$47	$—	$47
TCW Emerging Markets Income Fund	176,978	—	176,978
TCW Emerging Markets Local Currency Income Fund	6,855	—	6,855
TCW Emerging Markets Multi-Asset Opportunities Fund	1,409	—	1,409
TCW International Small Cap Fund	29	—	29

The following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Developing Markets Equity Fund	$772	$—	$772
TCW Emerging Markets Income Fund	360,475	292,676	653,151
TCW Emerging Markets Income Local Currency Income Fund	12,501	9,448	21,949
TCW Emerging Markets Multi-Asset Opportunities Fund	4,366	—	4,366
TCW International Small Cap Fund	1,969	—	1,969

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

The Funds did not have any unrecognized tax benefits at April 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2018. The Funds are subject to examination by the U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Small Cap Fund	0.75%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Developing Markets Equity Fund
I Class	1.25	% (1)
N Class	1.25	% (1)
TCW Emerging Markets Income Fund
I Class	1.09	% (2)
N Class	1.09	% (2)
TCW Emerging Markets Local Currency Income Fund
I Class	0.99	% (1)
N Class	0.99	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.23	% (1)
N Class	1.23	% (1)
TCW International Small Cap Fund
I Class	1.44	% (1)
N Class	1.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2018. These limitations are voluntary and terminable in a six months’ notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which is shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

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TCW Funds, Inc.

April 30, 2018

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2018 were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$3,992	$4,371	$—	$—
TCW Emerging Markets Income Fund	3,033,816	2,886,642	—	—
TCW Emerging Markets Local Currency Income Fund	372,104	276,324	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	88,034	68,428	—	—
TCW International Small Cap Fund	10,220	9,137	—	—

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	396	$5	—	$—
Shares Issued upon Reinvestment of Dividends	1,988	23	3,894	34
Shares Redeemed	—	—	—	—

Net Increase	2,384	$28	3,894	$34

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	30,914	$371	2,879	$27
Shares Issued upon Reinvestment of Dividends	772	9	1,486	13
Shares Redeemed	(29,075)	(345)	—	—

Net Increase	2,611	$35	4,365	$40

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	74,483,806	$630,423	132,574,376	$1,110,081
Shares Issued upon Reinvestment of Dividends	10,058,230	85,021	14,432,022	120,623
Shares Redeemed	(51,080,844)	(430,234)	(99,861,578)	(835,242)

Net Increase	33,461,192	$285,210	47,144,820	$395,462

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,814,878	$52,500	17,285,880	$186,830
Shares Issued upon Reinvestment of Dividends	1,301,894	14,174	2,532,993	27,257
Shares Redeemed	(11,214,669)	(122,374)	(23,070,902)	(250,017)

Net Decrease	(5,097,897)	$(55,700)	(3,252,029)	$(35,930)

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,955,598	$140,594	6,308,760	$58,940
Shares Issued upon Reinvestment of Dividends	1,249,017	11,867	434,870	4,159
Shares Redeemed	(4,956,518)	(46,630)	(2,597,777)	(24,054)

Net Increase	11,248,097	$105,831	4,145,853	$39,045

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,255,657	$21,665	3,259,146	$30,879
Shares Issued upon Reinvestment of Dividends	229,003	2,170	93,844	899
Shares Redeemed	(806,320)	(7,705)	(1,287,565)	(11,757)

Net Increase	1,678,340	$16,130	2,065,425	$20,021

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	315,225	$3,829	194,195	$2,080
Shares Issued upon Reinvestment of Dividends	80,386	954	133,708	1,281
Shares Redeemed	(63,736)	(762)	(314,370)	(3,288)

Net Increase	331,875	$4,021	13,533	$73

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,854,973	$22,297	3,761,005	$40,095
Shares Issued upon Reinvestment of Dividends	89,753	1,061	5,841	56
Shares Redeemed	(256,096)	(3,089)	(822,023)	(8,361)

Net Increase	1,688,630	$20,269	2,944,823	$31,790

TCW International Small Cap Fund	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	124,375	$1,387	21,677	$187
Shares Issued upon Reinvestment of Dividends	—	—	2,311	18
Shares Redeemed	(14,064)	(157)	(116,317)	(998)

Net Increase (Decrease)	110,311	$1,230	(92,329)	$(793)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	13,737	$157	215,808	$1,964
Shares Issued upon Reinvestment of Dividends	—	—	1,363	11
Shares Redeemed	(17,630)	(199)	(260,862)	(2,321)

Net Decrease	(3,893)	$(42)	(43,691)	$(346)

Note 9 — Affiliate Ownership

As of April 30, 2018, affiliates of the Funds and Advisor owned 99.08% and 73.50% of the net assets of TCW Developing Markets Equity Fund and TCW International Small Cap Fund, respectively.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public

64

TCW Funds, Inc.

April 30, 2018

Note 10 — Restricted Securities (Continued)

(exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities outstanding at April 30, 2018.

Note 11 — Committed Line Of Credit

The Company has entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes with an expiration date of December 29, 2018. The interest rate on borrowing is the higher of the Federal Funds rate or the overnight LIBOR rate, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2018. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the statements of operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

65

TCW Developing Markets Equity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			June 30, 2015 (Commencement of Operations) through October 31, 2015
			2017	2016
Net Asset Value per Share, Beginning of Period	$11.17		$9.10	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.07	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.49		2.09	0.38		(1.39)

Total from Investment Operations	0.48		2.16	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.09)	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$11.59		$11.17	$9.10		$8.62

Total Return	4.28	% (4)	23.96%	5.63%		(13.80	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,627		$4,433	$3,577		$3,392
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.76	% (5)	3.94%	3.56%		7.09	% (5)
After Expense Reimbursement	1.25	% (5)	1.25%	1.25%		1.25	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18	)% (5)	0.77%	1.15%		0.30	% (5)
Portfolio Turnover Rate	62.36	% (4)	194.58%	154.70%		54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

66

TCW Developing Markets Equity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			June 30, 2015 (Commencement of Operations) through October 31, 2015
			2017	2016
Net Asset Value per Share, Beginning of Period	$11.17		$9.10	$8.62		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.07	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.48		2.09	0.38		(1.39)

Total from Investment Operations	0.47		2.16	0.48		(1.38)

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.09)	(0.00	) (2)	—

Net Asset Value per Share, End of Period	$11.58		$11.17	$9.10		$8.62

Total Return	4.19	% (4)	23.96%	5.63%		(13.80	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,816		$1,722	$1,364		$1,297
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.93	% (5)	5.08%	4.80%		8.39	% (5)
After Expense Reimbursement	1.25	% (5)	1.25%	1.25%		1.25	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18	)% (5)	0.77%	1.15%		0.29	% (5)
Portfolio Turnover Rate	62.36	% (4)	194.58%	154.70%		54.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period June 30, 2015 (Commencement of Operations) through October 31, 2015 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

67

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$8.54		$8.34	$7.67	$8.57	$8.53	$9.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.55	0.55	0.38	0.47	0.55
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		0.09	0.52	(0.87)	(0.01)	(0.59)

Total from Investment Operations	(0.13)		0.64	1.07	(0.49)	0.46	(0.04)

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.44)	(0.40)	(0.39)	(0.42)	(0.44)
Distributions from Net Realized Gain	—		—	—	—	—	(0.22)
Distributions from Return of Capital	—		—	—	(0.02)	—	(0.07)

Total Distributions	(0.23)		(0.44)	(0.40)	(0.41)	(0.42)	(0.73)

Net Asset Value per Share, End of Period	$8.18		$8.54	$8.34	$7.67	$8.57	$8.53

Total Return	(1.41	)% (2)	7.95%	14.29%	(5.75)%	5.52%	(0.68)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,185,477		$3,039,671	$2,574,798	$2,733,679	$4,602,207	$4,260,067
Ratio of Expenses to Average Net Assets	0.86	% (3)	0.87%	0.87%	0.88%	0.85%	0.83%
Ratio of Net Investment Income to Average Net Assets	5.40	% (3)	6.56%	6.95%	4.79%	5.44%	6.09%
Portfolio Turnover Rate	86.72	% (2)	212.16%	214.73%	172.93%	165.55%	150.21%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

68

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$11.00		$10.75	$9.89	$11.05	$11.01	$11.93

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.68	0.68	0.46	0.57	0.68
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)		0.12	0.67	(1.11)	(0.02)	(0.76)

Total from Investment Operations	(0.17)		0.80	1.35	(0.65)	0.55	(0.08)

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.55)	(0.49)	(0.48)	(0.51)	(0.53)
Distributions from Net Realized Gain	—		—	—	—	—	(0.22)
Distributions from Return of Capital	—		—	—	(0.03)	—	(0.09)

Total Distributions	(0.29)		(0.55)	(0.49)	(0.51)	(0.51)	(0.84)

Net Asset Value per Share, End of Period	$10.54		$11.00	$10.75	$9.89	$11.05	$11.01

Total Return	(1.62	)% (2)	7.67%	13.98%	(5.96)%	5.11%	(0.86)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$435,653		$510,877	$534,151	$521,413	$782,384	$1,419,298
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.16	% (3)	1.15%	1.15%	1.16%	1.13%	1.10%
After Expense Reimbursement	1.11	% (3)	1.13%	N/A %	N/A %	N/A %	N/A %
Ratio of Net Investment Income to Average Net Assets	5.11	% (3)	6.30%	6.71%	4.50%	5.21%	5.83%
Portfolio Turnover Rate	86.72	% (2)	212.16%	214.73%	172.93%	165.55%	150.21%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

69

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$9.30		$9.13	$8.18	$9.69	$10.14	$10.52

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.64	0.52	0.46	0.55	0.54
Net Realized and Unrealized Gain (Loss) on Investments	0.14		(0.06)	0.43	(1.94)	(0.88)	(0.62)

Total from Investment Operations	0.44		0.58	0.95	(1.48)	(0.33)	(0.08)

Less Distributions:
Distributions from Net Investment Income	(0.44)		(0.41)	—	—	—	(0.06)
Distributions from Return of Capital	—		—	—	(0.03)	(0.12)	(0.24)

Total Distributions	(0.44)		(0.41)	—	(0.03)	(0.12)	(0.30)

Net Asset Value per Share, End of Period	$9.30		$9.30	$9.13	$8.18	$9.69	$10.14

Total Return	4.68	% (2)	6.33%	11.61%	(15.35)%	(3.29)%	(0.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$242,643		$138,068	$97,650	$102,034	$178,828	$237,695
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.91	% (3)	1.03%	1.00%	1.00%	0.95%	0.90%
After Expense Reimbursement	N/A		0.99%	0.99%	0.99%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	6.37	% (3)	6.83%	6.12%	5.20%	5.61%	5.19%
Portfolio Turnover Rate	106.12	% (2)	137.44%	209.07%	250.10%	223.55%	290.24%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

70

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$9.29		$9.12	$8.17	$9.69	$10.13	$10.52

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.29		0.64	0.48	0.46	0.58	0.54
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(0.06)	0.47	(1.95)	(0.91)	(0.64)

Total from Investment Operations	0.44		0.58	0.95	(1.49)	(0.33)	(0.10)

Less Distributions:
Distributions from Net Investment Income	(0.44)		(0.41)	—	—	—	(0.05)
Distributions from Return of Capital	—		—	—	(0.03)	(0.11)	(0.24)

Total Distributions	(0.44)		(0.41)	—	(0.03)	(0.11)	(0.29)

Net Asset Value per Share, End of Period	$9.29		$9.29	$9.12	$8.17	$9.69	$10.13

Total Return	4.69	% (2)	6.33%	11.63%	(15.37)%	(3.37)%	(0.91)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,377		$34,807	$15,325	$153,270	$55,028	$113,380
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.27	% (3)	1.35%	1.31%	1.25%	1.24%	1.15%
After Expense Reimbursement	0.99	% (3)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	6.14	% (3)	6.88%	6.05%	5.29%	5.87%	5.15%
Portfolio Turnover Rate	106.12	% (2)	137.44%	209.07%	250.10%	223.55%	290.24%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

71

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				November 16, 2012 (Commencement of Operations) through October 31, 2013
			2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$11.70		$10.39	$9.63	$10.97	$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.31	0.35	0.24	0.22	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.23		1.38	0.65	(1.38)	0.14	0.61

Total from Investment Operations	0.31		1.69	1.00	(1.14)	0.36	0.68

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.38)	(0.24)	(0.20)	(0.07)	—

Net Asset Value per Share, End of Period	$11.75		$11.70	$10.39	$9.63	$10.97	$10.68

Total Return	2.65	% (2)	17.05%	10.75%	(10.53)%	3.43%	6.80	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$46,096		$42,041	$37,173	$39,739	$53,652	$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.35	% (4)	1.54%	1.57%	1.47%	1.43%	1.72	% (4)
After Expense Reimbursement	1.23	% (4)	1.23%	1.23%	1.23%	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	1.41	% (4)	2.95%	3.74%	2.31%	2.04%	2.06	% (4)
Portfolio Turnover Rate	72.27	% (2)	197.48%	227.75%	145.86%	151.61%	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

72

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				November 16, 2012 (Commencement of Operations) through October 31, 2013
			2017	2016	2015	2014
Net Asset Value per Share, Beginning of Period	$11.66		$10.35	$9.59	$10.92	$10.62	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.32	0.36	0.24	0.22	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.21		1.37	0.64	(1.37)	0.15	0.56

Total from Investment Operations	0.30		1.69	1.00	(1.13)	0.37	0.62

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.38)	(0.24)	(0.20)	(0.07)	—

Net Asset Value per Share, End of Period	$11.70		$11.66	$10.35	$9.59	$10.92	$10.62

Total Return	2.57	% (2)	17.10%	10.78%	(10.50)%	3.54%	6.20	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$59,968		$40,064	$5,088	$4,107	$89	$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.67	% (4)	1.96%	2.15%	2.15%	48.38%	480.73	% (4)
After Expense Reimbursement	1.23	% (4)	1.23%	1.23%	1.23%	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	1.47	% (4)	2.95%	3.79%	2.38%	2.01%	1.72	% (4)
Portfolio Turnover Rate	72.27	% (2)	197.48%	227.75%	145.86%	151.61%	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

73

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$10.52		$8.17	$8.57	$8.72	$8.92	$7.83

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.00	) (2)	0.04	0.02	0.01	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.68		2.34	(0.05)	(0.11)	(0.13)	1.55

Total from Investment Operations	0.68		2.38	(0.03)	(0.10)	(0.12)	1.54

Less Distributions:
Distributions from Net Investment Income	—		(0.03)	(0.37)	(0.05)	(0.08)	(0.45)

Net Asset Value per Share, End of Period	$11.20		$10.52	$8.17	$8.57	$8.72	$8.92

Total Return	6.46	% (3)	29.21%	(0.49)%	(1.07)%	(1.39)%	20.77%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,995		$6,350	$5,684	$7,274	$19,786	$24,266
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.58	% (4)	2.89%	2.40%	1.67%	1.37%	1.36%
After Expense Reimbursement	1.43	% (4)	1.43%	1.44%	1.44%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.04	)% (4)	0.41%	0.29%	0.17%	0.12%	(0.17)%
Portfolio Turnover Rate	84.08	% (3)	232.19%	128.62%	243.88%	259.88%	301.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

74

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net Asset Value per Share, Beginning of Period	$10.53		$8.17	$8.58	$8.72	$8.92	$7.82

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.00	) (2)	0.04	0.03	0.03	0.00 (2)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.68		2.35	(0.07)	(0.12)	(0.13)	1.56

Total from Investment Operations	0.68		2.39	(0.04)	(0.09)	(0.13)	1.54

Less Distributions:
Distributions from Net Investment Income	—		(0.03)	(0.37)	(0.05)	(0.07)	(0.44)

Net Asset Value per Share, End of Period	$11.21		$10.53	$8.17	$8.58	$8.72	$8.92

Total Return	6.46	% (3)	29.34%	(0.60)%	(1.03)%	(1.52)%	20.77%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,777		$3,589	$3,143	$3,440	$9,437	$11,847
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.10	% (4)	3.48%	2.88%	2.09%	1.75%	1.67%
After Expense Reimbursement	1.43	% (4)	1.43%	1.44%	1.44%	1.44%	1.44%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09	)% (4)	0.41%	0.33%	0.40%	0.04%	(0.23)%
Portfolio Turnover Rate	84.08	% (3)	232.19%	128.62%	243.88%	259.88%	301.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2018 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

75

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2017 to April 30, 2018)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$1,042.80	1.25%	$6.33
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26

N Class Shares
Actual	$1,000.00	$1,041.90	1.25%	$6.33
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$985.90	0.86%	$4.23
Hypothetical (5% return before expenses)	1,000.00	1,020.53	0.86%	4.31

N Class Shares
Actual	$1,000.00	$983.80	1.11%	$5.46
Hypothetical (5% return before expenses)	1,000.00	1,019.29	1.11%	5.56

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,046.80	0.91%	$4.62
Hypothetical (5% return before expenses)	1,000.00	1,020.28	0.91%	4.56

N Class Shares
Actual	$1,000.00	$1,046.90	0.99%	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96

76

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2017 to April 30, 2018)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,026.50	1.23%	$6.18
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16

N Class Shares
Actual	$1,000.00	$1,025.70	1.23%	$6.18
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,064.60	1.43%	$7.32
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

N Class Shares
Actual	$1,000.00	$1,064.60	1.43%	$7.32
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

77

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

78

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

David S. DeVito

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David S. DeVito

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Focused Equities Fund (1)

TCW Global Real Estate Fund

TCW High Dividend Equities Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TCW International Small Cap Fund

(1) Fund terminated May 31, 2018.

FUNDsarINT0418

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Principal Financial and Accounting Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ David S. DeVito
David S. DeVito
President and Chief Executive Officer

Date	June 21, 2018

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	June 21, 2018